STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 13.0%
Activision Blizzard, Inc. 8,384 701,070
Alphabet, Inc., Class A
(a)
3,240 8,730,277
Alphabet, Inc., Class C
(a)
3,070 8,302,569
AT&T, Inc. 76,897 2,156,961
Charter Communications, Inc., Class A
(a)(b)
1,494 1,111,611
Comcast Corp., Class A 49,568 2,916,086
Electronic Arts, Inc. 3,057 440,086
Facebook, Inc., Class A
(a)
25,798 9,191,827
Liberty Broadband Corp., Class A
(a)
261 44,806
Liberty Broadband Corp., Class C
(a)
1,682 298,538
Match Group, Inc.
(a)(b)
2,889 460,131
Netflix, Inc.
(a)
4,782 2,475,020
Roku, Inc., Class A
(a)
1,236 529,391
Snap, Inc., Class A
(a)
10,123 753,354
T-Mobile US, Inc.
(a)
6,310 908,766
Twitter, Inc.
(a)
8,621 601,315
Verizon Communications, Inc. 44,613 2,488,513
Walt Disney Co. (The)
(a)
19,572 3,445,063
45,555,384
Consumer Discretionary – 11.9%
Amazon.com, Inc.
(a)
4,617 15,363,483
Aptiv PLC
(a)
2,878 480,194
Booking Holdings, Inc.
(a)
442 962,791
Chipotle Mexican Grill, Inc., Class A
(a)
308 573,939
Dollar General Corp. 2,554 594,163
DoorDash , Inc., Class A
(a)
361 62,919
eBay, Inc. 6,997 477,265
Ford Motor Co.
(a)
42,046 586,542
General Motors Co.
(a)
13,829 786,040
Home Depot, Inc. (The) 11,448 3,757,119
Las Vegas Sands Corp.
(a)
3,679 155,806
Lowe's Cos., Inc. 7,572 1,459,049
Lululemon Athletica , Inc.
(a)
1,280 512,218
Marriott International, Inc., Class A
(a)
2,881 420,568
McDonald's Corp. 8,049 1,953,573
MercadoLibre , Inc.
(a)
497 779,644
Nike, Inc., Class B 13,742 2,301,922
O'Reilly Automotive, Inc.
(a)
759 458,315
Ross Stores, Inc. 3,828 469,657
Starbucks Corp. 12,715 1,543,982
Target Corp. 5,349 1,396,356
Tesla, Inc.
(a)
8,303 5,705,822
TJX Cos., Inc. (The) 13,018 895,769
41,697,136
Consumer Staples – 5.9%
Altria Group, Inc. 19,967 959,215
Coca-Cola Co. (The) 41,813 2,384,595
Colgate-Palmolive Co. 9,123 725,278
Constellation Brands, Inc., Class A 1,812 406,504
Costco Wholesale Corp. 4,770 2,049,764
Estee Lauder Cos., Inc. (The), Class A 2,500 834,575
General Mills, Inc. 6,458 380,118
Keurig Dr Pepper, Inc.
(b)
6,246 219,922
Kimberly-Clark Corp. 3,632 492,935
Kraft Heinz Co. (The) 7,056 271,444
Mondelez International, Inc., Class A 15,141 957,820
Monster Beverage Corp.
(a)
3,966 374,073
PepsiCo, Inc. 14,882 2,335,730
Philip Morris International, Inc. 16,786 1,680,111
Procter & Gamble Co. (The) 26,345 3,747,049
SYSCO Corp. 5,440 403,648
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Staples – 5.9% (continued)
Walgreens Boots Alliance, Inc. 7,659 361,122
Walmart, Inc. 14,770 2,105,464
20,689,367
Energy – 2.0%
Chevron Corp. 20,895 2,127,320
ConocoPhillips 14,642 820,831
EOG Resources, Inc. 6,187 450,785
Exxon Mobil Corp. 45,613 2,625,940
Kinder Morgan, Inc. 20,761 360,826
Schlumberger NV 14,901 429,596
6,815,298
Financials – 10.8%
Allstate Corp. (The) 3,196 415,640
American Express Co. 7,028 1,198,485
American International Group, Inc. 9,160 433,726
Aon PLC, Class A 2,427 631,093
Bank of America Corp. 81,337 3,120,087
Bank of New York Mellon Corp. (The) 8,722 447,700
Berkshire Hathaway, Inc., Class B
(a)
20,434 5,686,578
BlackRock, Inc., Class A 1,531 1,327,637
Blackstone Group, Inc. (The), Class A 7,414 854,612
Capital One Financial Corp. 4,894 791,360
Charles Schwab Corp. (The) 16,189 1,100,043
Chubb Ltd. 4,870 821,764
Citigroup, Inc. 22,326 1,509,684
CME Group, Inc., Class A 3,873 821,579
Goldman Sachs Group, Inc. (The) 3,677 1,378,434
Intercontinental Exchange, Inc. 6,066 726,889
JPMorgan Chase & Co. 32,584 4,945,599
Marsh & McLennan Cos., Inc. 5,480 806,766
MetLife, Inc. 8,010 462,177
Moody's Corp. 1,735 652,360
Morgan Stanley 16,076 1,542,974
MSCI, Inc., Class A 864 514,909
PNC Financial Services Group, Inc. (The) 4,593 837,809
Progressive Corp. (The) 6,374 606,550
Prudential Financial, Inc. 4,128 413,956
S&P Global, Inc. 2,593 1,111,671
T Rowe Price Group, Inc. 2,364 482,634
Travelers Cos., Inc. (The) 2,631 391,809
Truist Financial Corp. 14,551 792,011
US Bancorp 14,620 811,995
Wells Fargo & Co. 44,445 2,041,803
37,680,334
Health Care – 13.7%
Abbott Laboratories 19,019 2,300,919
AbbVie, Inc. 18,918 2,200,163
Agilent Technologies, Inc. 3,212 492,175
Align Technology, Inc.
(a)
780 542,724
Amgen, Inc. 6,132 1,481,123
Anthem, Inc. 2,641 1,014,170
Baxter International, Inc. 5,384 416,452
Becton, Dickinson & Co. 3,135 801,776
Biogen, Inc.
(a)
1,644 537,144
Boston Scientific Corp.
(a)
15,207 693,439
Bristol-Myers Squibb Co. 24,066 1,633,360
Centene Corp.
(a)
6,269 430,116
Cigna Corp. 3,710 851,408
CVS Health Corp. 14,212 1,170,500
Danaher Corp. 6,857 2,039,889
Edwards Lifesciences Corp.
(a)
6,721 754,567

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 13.7% (continued)
Eli Lilly & Co. 8,596 2,093,126
Gilead Sciences, Inc. 13,570 926,695
HCA Healthcare, Inc. 2,854 708,363
Humana, Inc. 1,395 594,075
IDEXX Laboratories, Inc.
(a)
915 620,855
Illumina, Inc.
(a)
1,571 778,823
Intuitive Surgical, Inc.
(a)
1,278 1,267,086
IQVIA Holdings, Inc.
(a)
2,042 505,803
Johnson & Johnson 28,367 4,884,797
Medtronic PLC 14,507 1,904,914
Merck & Co., Inc. 27,278 2,096,860
Moderna , Inc.
(a)
3,288 1,162,637
Pfizer, Inc. 60,205 2,577,376
Regeneron Pharmaceuticals, Inc.
(a)
1,123 645,287
Stryker Corp. 3,541 959,399
Thermo Fisher Scientific, Inc. 4,252 2,296,123
UnitedHealth Group, Inc. 10,164 4,189,804
Veeva Systems, Inc., Class A
(a)
1,498 498,400
Vertex Pharmaceuticals, Inc.
(a)
2,803 565,029
Zoetis, Inc., Class A 5,140 1,041,878
47,677,255
Industrials – 7.0%
3M Co. 6,271 1,241,282
Boeing Co. (The)
(a)
5,926 1,342,120
Carrier Global Corp. 8,833 488,023
Caterpillar, Inc. 5,840 1,207,420
Cintas Corp. 960 378,413
CSX Corp. 24,058 777,555
Cummins, Inc. 1,596 370,432
Deere & Co. 3,381 1,222,536
Eaton Corp. PLC 4,319 682,618
Emerson Electric Co. 6,518 657,601
FedEx Corp. 2,608 730,110
General Dynamics Corp. 2,461 482,430
General Electric Co. 94,912 1,229,110
Honeywell International, Inc. 7,509 1,755,529
IHS Markit Ltd. 3,992 466,425
Illinois Tool Works, Inc. 3,053 692,023
Johnson Controls International PLC 7,676 548,220
L3Harris Technologies, Inc. 2,214 502,002
Lockheed Martin Corp. 2,626 976,005
Norfolk Southern Corp. 2,744 707,486
Northrop Grumman Corp. 1,610 584,462
Parker-Hannifin Corp. 1,328 414,376
Raytheon Technologies Corp. 16,314 1,418,502
Roper Technologies, Inc. 1,139 559,636
Trane Technologies PLC 2,503 509,636
Uber Technologies, Inc.
(a)
15,949 693,144
Union Pacific Corp. 7,142 1,562,384
United Parcel Service, Inc., Class B 7,815 1,495,478
Waste Management, Inc. 4,184 620,320
24,315,278
Information Technology – 30.6%
Accenture PLC, Class A 6,869 2,182,144
Adobe, Inc.
(a)
5,159 3,206,989
Advanced Micro Devices, Inc.
(a)
12,930 1,373,037
Amphenol Corp., Class A 6,517 472,417
Analog Devices, Inc. 3,985 667,169
Apple, Inc. 168,933 24,640,567
Applied Materials, Inc. 9,916 1,387,546
Autodesk, Inc.
(a)
2,366 759,794
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 30.6% (continued)
Automatic Data Processing, Inc. 4,613 967,023
Broadcom, Inc. 4,345 2,109,063
Cisco Systems, Inc. 45,457 2,516,954
Cognizant Technology Solutions Corp., Class A 5,706 419,562
Crowdstrike Holdings, Inc., Class A
(a)
2,145 543,993
DocuSign, Inc., Class A
(a)
2,100 625,884
Fidelity National Information Services, Inc. 6,697 998,188
Fiserv, Inc.
(a)
6,465 744,186
Global Payments, Inc. 3,171 613,303
HP, Inc. 12,795 369,392
Intel Corp. 43,528 2,338,324
International Business Machines Corp. 9,655 1,360,969
Intuit, Inc. 2,948 1,562,352
KLA Corp. 1,626 566,108
LAM Research Corp. 1,544 984,161
Mastercard , Inc., Class A 9,425 3,637,485
Microchip Technology, Inc. 2,913 416,909
Micron Technology, Inc.
(a)
12,111 939,571
Microsoft Corp. 81,105 23,107,626
NVIDIA Corp. 26,840 5,233,532
NXP Semiconductors NV 2,994 617,932
Oracle Corp. 19,532 1,702,018
Palantir Technologies, Inc., Class A
(a)
4,809 104,403
PayPal Holdings, Inc.
(a)
12,656 3,487,108
Qualcomm, Inc. 12,172 1,823,366
salesforce.com, Inc.
(a)
10,327 2,498,411
ServiceNow , Inc.
(a)
2,126 1,249,854
Snowflake, Inc., Class A
(a)
657 174,578
Square, Inc., Class A
(a)
4,233 1,046,652
Synopsys, Inc.
(a)
1,660 478,063
TE Connectivity Ltd. 3,424 504,937
Texas Instruments, Inc. 9,970 1,900,481
Twilio , Inc., Class A
(a)
1,736 648,552
Visa, Inc., Class A
(b)
18,180 4,479,370
Workday, Inc., Class A
(a)
2,020 473,488
Zoom Video Communications, Inc., Class A
(a)
2,294 867,361
106,800,822
Materials – 1.8%
Air Products & Chemicals, Inc. 2,398 697,890
Dow, Inc. 8,169 507,785
DuPont de Nemours, Inc. 5,770 433,038
Ecolab, Inc. 2,679 591,604
Freeport-McMoRan, Inc. 15,759 600,418
Linde PLC 5,616 1,726,302
Newmont Corp. 8,630 542,137
PPG Industries, Inc. 2,466 403,240
Sherwin-Williams Co. (The) 2,602 757,260
Southern Copper Corp. 918 60,258
6,319,932
Real Estate – 1.6%
American Tower Corp.
(c)
4,897 1,384,872
Crown Castle International Corp.
(c)
4,680 903,661
Digital Realty Trust, Inc.
(c)
3,048 469,880
Equinix , Inc.
(c)
974 799,079
Prologis, Inc.
(c)
8,031 1,028,289
Public Storage
(c)
1,618 505,593
Simon Property Group, Inc.
(c)
3,496 442,314
5,533,688
Utilities – 1.6%
American Electric Power Co., Inc. 5,449 480,166
Dominion Energy, Inc. 8,706 651,818

See Notes to Statements of Investments
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Utilities – 1.6% (continued)
Duke Energy Corp. 8,284 870,731
Exelon Corp. 10,397 486,579
NextEra Energy, Inc. 21,091 1,642,989
Sempra Energy 3,384 442,120
Southern Co. (The) 11,386 727,224
Xcel Energy, Inc. 5,767 393,598
5,695,225
Total Common Stocks (cost $299,514,112) 348,779,719
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $107,176) 107,176 107,176
Total Investments (cost $299,621,288) 99.9% 348,886,895
Cash and Receivables (Net) 0.1% 347,266
Net Assets 100.0% 349,234,161
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $4,598,528 and the value of the collateral was $4,695,187, consisting of U.S. Government
& Agency securities.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 1 9/17/2021 210,127 219,475 9,348

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.2%
Altice USA, Inc., Class A
(a)
2,831 86,997
Bumble, Inc., Class A
(a)(b)
639 32,512
Cable One, Inc. 67 126,495
Discovery, Inc., Class A
(a)(b)
2,144 62,197
Discovery, Inc., Class C
(a)
3,727 101,039
DISH Network Corp., Class A
(a)
3,019 126,466
Fox Corp., Class A 4,026 143,567
Fox Corp., Class B 1,847 61,394
IAC/InterActiveCorp
(a)
1,044 143,331
Interpublic Group of Cos., Inc. (The) 4,893 173,016
Liberty Media Corp.-Liberty Formula One, Class
A
(a)
315 13,060
Liberty Media Corp.-Liberty Formula One, Class
C
(a)
2,445 114,744
Liberty Media Corp.-Liberty SiriusXM , Class A
(a)
1,034 48,277
Liberty Media Corp.-Liberty SiriusXM , Class C
(a)
2,053 94,849
Live Nation Entertainment, Inc.
(a)(b)
1,785 140,819
Lumen Technologies, Inc. 12,269 152,994
New York Times Co. (The), Class A 1,725 75,520
News Corp., Class A 4,700 115,761
News Corp., Class B 1,513 35,571
Omnicom Group, Inc. 2,647 192,755
Pinterest, Inc., Class A
(a)
6,712 395,337
Playtika Holding Corp.
(a)
898 19,963
Sirius XM Holdings, Inc.
(b)
14,230 92,068
Take-Two Interactive Software, Inc.
(a)
1,407 244,002
ViacomCBS , Inc., Class A
(b)
123 5,477
ViacomCBS , Inc., Class B 7,347 300,713
Zillow Group, Inc., Class A
(a)
431 46,173
Zillow Group, Inc., Class C
(a)
1,958 208,057
Zynga, Inc., Class A
(a)
12,605 127,311
3,480,465
Consumer Discretionary – 12.7%
Advance Auto Parts, Inc. 820 173,889
Airbnb, Inc., Class A
(a)
1,805 259,938
Aramark 3,043 106,901
Autoliv , Inc. 954 96,239
AutoNation, Inc.
(a)
673 81,655
AutoZone, Inc.
(a)
264 428,622
Best Buy Co., Inc. 2,745 308,401
BorgWarner, Inc. 3,018 147,822
Boyd Gaming Corp.
(a)
941 53,637
Bright Horizons Family Solutions, Inc.
(a)
769 114,965
Brunswick Corp. 964 100,642
Burlington Stores, Inc.
(a)
823 275,540
Caesars Entertainment, Inc.
(a)
2,545 222,331
Capri Holdings Ltd.
(a)
1,810 101,921
CarMax, Inc.
(a)
2,008 268,972
Carnival Corp.
(a)(b)
9,730 210,654
Carvana Co., Class A
(a)(b)
785 264,985
Chegg , Inc.
(a)(b)
1,766 156,521
Chewy, Inc., Class A
(a)(b)
995 83,281
Churchill Downs, Inc. 418 77,664
D.R. Horton, Inc. 4,024 384,010
Darden Restaurants, Inc. 1,608 234,575
Deckers Outdoor Corp.
(a)
348 142,976
Dollar Tree, Inc.
(a)
2,820 281,408
Domino's Pizza, Inc. 473 248,557
Draftkings , Inc., Class A
(a)(b)
3,954 191,769
Etsy, Inc.
(a)
1,543 283,156
Expedia Group, Inc.
(a)
1,719 276,536
Five Below, Inc.
(a)
703 136,677
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 12.7% (continued)
Floor & Decor Holdings, Inc., Class A
(a)
1,310 159,833
Gamestop Corp., Class A
(a)(b)
674 108,595
Gap, Inc. (The) 2,674 78,001
Garmin Ltd. 1,841 289,405
Gentex Corp. 2,989 101,716
Genuine Parts Co. 1,784 226,425
Harley-Davidson, Inc. 1,858 73,614
Hasbro, Inc. 1,577 156,817
Hilton Worldwide Holdings, Inc.
(a)
3,417 449,165
Kohl's Corp. 1,933 98,196
L Brands, Inc. 3,216 257,505
Lear Corp. 652 114,087
Lennar Corp., Class A 3,383 355,722
Lennar Corp., Class B 211 18,220
Lithia Motors, Inc., Class A
(b)
368 138,817
LKQ Corp.
(a)
3,481 176,661
Mattel, Inc.
(a)
4,341 94,286
MGM Resorts International 5,009 187,988
Mohawk Industries, Inc.
(a)
721 140,523
Newell Brands, Inc. 4,681 115,855
Norwegian Cruise Line Holdings Ltd.
(a)(b)
4,524 108,712
NVR, Inc.
(a)
42 219,349
Peloton Interactive, Inc., Class A
(a)
3,278 386,968
Penn National Gaming, Inc.
(a)(b)
1,796 122,810
Polaris, Inc. 695 91,094
Pool Corp. 493 235,565
PulteGroup, Inc. 3,259 178,821
PVH Corp.
(a)
856 89,555
Quantumscape Corp., Class A
(a)(b)
2,026 46,416
RH
(a)
207 137,465
Royal Caribbean Cruises Ltd.
(a)
2,671 205,320
Service Corp. International 2,089 130,542
Tapestry, Inc.
(a)
3,384 143,143
Tempur Sealy International, Inc. 2,190 94,761
Texas Roadhouse, Inc., Class A 793 73,091
Thor Industries, Inc.
(b)
651 77,052
Toll Brothers, Inc. 1,373 81,378
Tractor Supply Co. 1,424 257,644
Ulta Beauty, Inc.
(a)
673 225,993
Under Armour , Inc., Class A
(a)
2,306 47,158
Under Armour , Inc., Class C
(a)
2,231 39,087
Vail Resorts, Inc.
(a)
497 151,684
VF Corp. 3,905 313,181
Wayfair, Inc., Class A
(a)(b)
894 215,776
Whirlpool Corp. 753 166,820
Williams-Sonoma, Inc. 950 144,115
Wynn Resorts Ltd.
(a)
1,311 128,911
YETI Holdings, Inc.
(a)
915 88,142
Yum! Brands, Inc. 3,652 479,836
13,736,064
Consumer Staples – 3.9%
Archer-Daniels-Midland Co. 6,855 409,381
Beyond Meat, Inc.
(a)(b)
608 74,602
Boston Beer Co., Inc. (The), Class A
(a)(b)
117 83,070
Brown-Forman Corp., Class A 639 42,743
Brown-Forman Corp., Class B 2,234 158,435
Bunge Ltd. 1,787 138,725
Campbell Soup Co. 2,558 111,836
Casey's General Stores, Inc. 450 88,969
Church & Dwight Co., Inc. 3,005 260,173
Clorox Co. (The) 1,514 273,867

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 3.9% (continued)
ConAgra Brands, Inc. 5,904 197,725
Coty, Inc., Class A
(a)
3,495 30,511
Darling Ingredients, Inc.
(a)
2,006 138,554
Freshpet , Inc.
(a)
528 77,326
Hershey Co. (The) 1,777 317,870
Hormel Foods Corp. 3,436 159,362
JM Smucker Co. (The)
(b)
1,341 175,818
Kellogg Co.
(b)
3,113 197,240
Kroger Co. (The) 9,197 374,318
Lamb Weston Holdings, Inc. 1,804 120,453
McCormick & Co., Inc. 3,042 256,045
Molson Coors Beverage Co., Class B
(a)
2,316 113,229
Performance Food Group Co.
(a)
1,599 73,266
Tyson Foods, Inc., Class A 3,589 256,470
US Foods Holding Corp.
(a)
2,746 94,298
4,224,286
Energy – 4.0%
APA Corp. 4,606 86,363
Baker Hughes Co., Class A 9,025 191,691
Cabot Oil & Gas Corp. 4,888 78,208
Cheniere Energy, Inc.
(a)
2,824 239,842
Continental Resources, Inc. 740 25,271
Devon Energy Corp. 7,216 186,462
Diamondback Energy, Inc. 2,200 169,686
Halliburton Co. 10,919 225,805
Hess Corp. 3,347 255,845
Marathon Oil Corp. 9,418 109,155
Marathon Petroleum Corp. 7,755 428,231
Occidental Petroleum Corp. 10,230 267,003
Oneok , Inc. 5,409 281,106
Phillips 66 5,373 394,539
Pioneer Natural Resources Co. 2,844 413,432
Targa Resources Corp. 2,831 119,213
Texas Pacific Land Corp.
(b)
93 138,807
Valero Energy Corp. 4,966 332,573
Williams Cos., Inc. (The) 14,907 373,420
4,316,652
Financials – 11.4%
Aflac, Inc. 7,685 422,675
AGNC Investment Corp.
(c)
6,628 105,186
Alleghany Corp.
(a)
169 112,064
Ally Financial, Inc. 4,568 234,612
American Financial Group, Inc. 872 110,299
Ameriprise Financial, Inc. 1,422 366,250
Annaly Capital Management, Inc.
(c)
17,160 145,688
Apollo Global Management, Inc., Class A
(b)
2,605 153,330
Arch Capital Group Ltd.
(a)
4,913 191,607
Ares Management Corp., Class A 1,372 98,249
Arthur J Gallagher & Co. 2,487 346,464
Assurant, Inc. 736 116,148
Athene Holding Ltd., Class A
(a)
1,500 96,930
Brown & Brown, Inc. 2,885 156,944
Carlyle Group, Inc. (The) 1,424 71,869
Cincinnati Financial Corp. 1,824 215,013
Citizens Financial Group, Inc. 5,240 220,918
Comerica, Inc. 1,704 116,997
Commerce Bancshares, Inc. 1,268 89,686
Cullen/Frost Bankers, Inc. 684 73,407
Discover Financial Services 3,706 460,730
East West Bancorp, Inc. 1,731 123,161
Equitable Holdings, Inc. 4,752 146,694
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 11.4% (continued)
Erie Indemnity Co., Class A 307 56,761
Everest Re Group Ltd. 494 124,898
FactSet Research Systems, Inc. 466 166,492
Fidelity National Financial, Inc. 3,565 159,035
Fifth Third Bancorp 8,571 311,042
First Citizens BancShares , Inc., Class A
(b)
90 70,433
First Horizon National Corp. 6,654 102,804
First Republic Bank 2,157 420,658
Franklin Resources, Inc. 3,238 95,683
Globe Life, Inc. 1,180 109,870
Hartford Financial Services Group, Inc. (The) 4,390 279,292
Huntington Bancshares, Inc. 18,093 254,749
Invesco Ltd. 4,684 114,196
Jefferies Financial Group, Inc. 2,491 82,676
KeyCorp 11,930 234,544
KKR & Co., Inc., Class A 7,137 455,055
Lincoln National Corp. 2,208 136,057
Loews Corp. 2,801 150,218
LPL Financial Holdings, Inc. 988 139,348
M&T Bank Corp. 1,574 210,680
Markel Corp.
(a)
167 201,430
MarketAxess Holdings, Inc. 461 219,053
Morningstar, Inc. 260 65,684
NASDAQ, Inc. 1,407 262,729
Northern Trust Corp. 2,533 285,849
Old Republic International Corp. 3,354 82,710
OneMain Holdings, Inc., Class A 1,086 66,246
People's United Financial, Inc. 5,121 80,400
Principal Financial Group, Inc. 3,068 190,615
Raymond James Financial, Inc. 1,508 195,256
Regions Financial Corp. 11,781 226,784
Reinsurance Group of America, Inc., Class A 816 89,907
RenaissanceRe Holdings Ltd. 607 92,683
Santander Consumer USA Holdings, Inc. 815 33,439
SEI Investments Co. 1,458 88,646
Signature Bank 711 161,376
Starwood Property Trust, Inc.
(c)
3,566 92,823
State Street Corp. 4,229 368,515
SVB Financial Group
(a)
689 378,922
Synchrony Financial 6,579 309,345
Tradeweb Markets, Inc., Class A 1,254 108,759
Upstart Holdings, Inc.
(a)
208 25,118
Voya Financial, Inc.
(b)
1,467 94,475
Western Alliance Bancorp 1,247 115,747
Willis Towers Watson PLC 1,583 326,225
WR Berkley Corp. 1,698 124,243
Zions Bancorp NA 2,032 105,969
12,242,360
Health Care – 11.9%
10x Genomics, Inc., Class A
(a)(b)
907 166,190
ABIOMED, Inc.
(a)
549 179,600
Acceleron Pharma, Inc.
(a)
636 79,538
Agilon Health, Inc.
(a)(b)
539 19,830
Alnylam Pharmaceuticals, Inc.
(a)
1,431 256,063
Amedisys , Inc.
(a)
393 102,424
AmerisourceBergen Corp., Class A 1,840 224,793
Arrowhead Pharmaceuticals, Inc.
(a)
1,250 86,612
Avantor , Inc.
(a)
6,369 239,347
BioMarin Pharmaceutical, Inc.
(a)
2,235 171,492
BIO-RAD Laboratories, Inc., Class A
(a)
266 196,710
Bio- Techne Corp. 480 231,475

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 11.9% (continued)
Bridgebio Pharma, Inc.
(a)
1,177 62,911
Bruker Corp. 1,231 101,250
Cardinal Health, Inc. 3,562 211,512
Catalent , Inc.
(a)
2,099 251,481
Cerner Corp. 3,697 297,202
Charles River Laboratories International, Inc.
(a)
612 249,035
Chemed Corp. 191 90,920
Cooper Cos., Inc. (The) 608 256,436
CRISPR Therapeutics AG
(a)
791 95,727
DaVita, Inc.
(a)
869 104,497
DENTSPLY SIRONA, Inc. 2,731 180,355
DexCom , Inc.
(a)
1,185 610,879
Elanco Animal Health, Inc.
(a)
5,752 209,775
Encompass Health Corp. 1,197 99,650
Exact Sciences Corp.
(a)(b)
2,089 225,278
Exelixis , Inc.
(a)
4,045 68,158
Fate Therapeutics, Inc.
(a)
964 79,819
Guardant Health, Inc.
(a)
1,076 118,145
Henry Schein, Inc.
(a)
1,736 139,140
Hill-Rom Holdings, Inc. 813 112,568
Hologic , Inc.
(a)
3,103 232,849
Horizon Therapeutics PLC
(a)
2,732 273,255
Incyte Corp.
(a)
2,285 176,745
Insulet Corp.
(a)
809 226,269
Jazz Pharmaceuticals PLC
(a)
729 123,580
Laboratory Corp. of America Holdings
(a)
1,184 350,642
LHC Group, Inc.
(a)
412 88,654
Masimo Corp.
(a)
624 169,971
McKesson Corp. 1,927 392,780
Mettler -Toledo International, Inc.
(a)
285 420,007
Mirati Therapeutics, Inc.
(a)
574 91,874
Molina Healthcare, Inc.
(a)
710 193,837
Natera , Inc.
(a)
970 111,084
Neurocrine Biosciences, Inc.
(a)
1,170 109,056
Novavax , Inc.
(a)(b)
827 148,306
Novocure Ltd.
(a)(b)
1,051 161,865
Penumbra, Inc.
(a)
424 112,882
PerkinElmer, Inc. 1,386 252,571
PPD, Inc.
(a)
1,319 60,832
Quest Diagnostics, Inc. 1,580 224,044
Repligen Corp.
(a)
650 159,705
ResMed , Inc. 1,783 484,619
Royalty Pharma PLC, Class A 1,176 44,923
Seagen , Inc.
(a)
1,546 237,141
Sotera Health Co.
(a)
886 20,998
STERIS PLC 1,190 259,361
Syneos Health, Inc., Class A
(a)
1,222 109,577
Teladoc Health, Inc.
(a)
1,597 237,075
Teleflex, Inc. 569 226,138
Ultragenyx Pharmaceutical, Inc.
(a)
770 61,469
United Therapeutics Corp.
(a)
540 98,242
Universal Health Services, Inc., Class B 961 154,154
Viatris , Inc. 14,828 208,630
Waters Corp.
(a)
755 294,307
West Pharmaceutical Services, Inc. 910 374,674
Zimmer Biomet Holdings, Inc. 2,558 418,028
12,828,956
Industrials – 15.2%
Advanced Drainage Systems, Inc. 605 73,864
AECOM
(a)
1,880 118,365
AGCO Corp. 748 98,818
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.2% (continued)
Alaska Air Group, Inc.
(a)
1,490 86,465
Allegion PLC 1,101 150,397
AMERCO 111 65,264
American Airlines Group, Inc.
(a)
7,800 158,964
AMETEK, Inc. 2,834 394,068
AO Smith Corp. 1,664 117,029
Axon Enterprise, Inc.
(a)
779 144,910
Azek Co., Inc. (The), Class A
(a)
1,763 64,120
Booz Allen Hamilton Holding Corp., Class A 1,626 139,527
Builders FirstSource , Inc.
(a)
2,482 110,449
Carlisle Cos., Inc. 658 133,074
CH Robinson Worldwide, Inc. 1,641 146,328
Chargepoint Holdings, Inc.
(a)(b)
1,887 44,627
Clarivate PLC
(a)
3,216 73,325
Copart , Inc.
(a)
2,527 371,469
CoStar Group, Inc.
(a)
4,840 430,034
Delta Air Lines, Inc.
(a)
7,787 310,701
Donaldson Co., Inc. 1,564 103,521
Dover Corp. 1,767 295,301
Dun & Bradstreet Holdings, Inc.
(a)
1,761 36,911
Equifax, Inc. 1,482 386,209
Expeditors International of Washington, Inc. 2,058 263,938
Fastenal Co. 7,047 385,964
Fortive Corp. 4,157 302,048
Fortune Brands Home & Security, Inc. 1,744 169,988
Generac Holdings, Inc.
(a)
777 325,843
Graco , Inc. 2,095 163,578
HEICO Corp. 498 67,354
HEICO Corp., Class A 914 110,859
Howmet Aerospace, Inc.
(a)
4,824 158,324
Hubbell, Inc., Class B 670 134,308
Huntington Ingalls Industries, Inc. 499 102,360
IAA, Inc.
(a)
1,738 105,114
IDEX Corp. 942 213,542
Ingersoll Rand, Inc.
(a)
4,508 220,306
ITT, Inc. 1,068 104,568
Jacobs Engineering Group, Inc. 1,612 218,023
JB Hunt Transport Services, Inc. 1,020 171,819
Kansas City Southern 1,117 299,133
Knight-Swift Transportation Holdings, Inc., Class
A 1,529 75,976
Leidos Holdings, Inc. 1,633 173,784
Lennox International, Inc. 416 137,043
Lincoln Electric Holdings, Inc. 707 98,577
Lyft, Inc., Class A
(a)(b)
3,183 176,084
Masco Corp. 3,105 185,399
MasTec , Inc.
(a)
670 67,824
Middleby Corp. (The)
(a)
675 129,256
Nielsen Holdings PLC 4,444 105,278
Nordson Corp. 667 150,829
Old Dominion Freight Line, Inc. 1,154 310,599
Oshkosh Corp. 815 97,433
Otis Worldwide Corp. 4,905 439,243
Owens Corning 1,329 127,797
PACCAR, Inc. 4,257 353,288
Pentair PLC 2,098 154,560
Plug Power, Inc.
(a)(b)
6,215 169,545
Quanta Services, Inc. 1,721 156,439
Republic Services, Inc., Class A 2,569 304,067
Robert Half International, Inc. 1,355 133,074
Rockwell Automation, Inc. 1,422 437,151
Rollins, Inc. 2,685 102,916

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.2% (continued)
Sensata Technologies Holding PLC
(a)
1,880 110,206
SiteOne Landscape Supply, Inc.
(a)
540 94,381
Snap-On, Inc. 650 141,687
Southwest Airlines Co.
(a)
7,195 363,491
Stanley Black & Decker, Inc. 1,980 390,159
Sunrun , Inc.
(a)(b)
2,000 105,940
Teledyne Technologies, Inc.
(a)
568 257,173
Textron, Inc. 2,796 192,952
Toro Co. (The) 1,291 146,838
TransDigm Group, Inc.
(a)
668 428,248
TransUnion 2,333 280,100
Trex Co., Inc.
(a)(b)
1,448 140,601
Tusimple Holdings, Inc., Class A
(a)(b)
384 14,131
United Airlines Holdings, Inc.
(a)(b)
3,944 184,264
United Rentals, Inc.
(a)
889 292,970
Verisk Analytics, Inc., Class A 1,969 373,992
Vertiv Holdings Co., Class A 3,005 84,260
Watsco , Inc. 407 114,953
Westinghouse Air Brake Technologies Corp. 2,166 183,828
Woodward, Inc. 696 84,606
WW Grainger, Inc. 537 238,739
XPO Logistics, Inc.
(a)
1,235 171,282
Xylem, Inc. 2,203 277,248
16,329,020
Information Technology – 18.9%
Affirm Holdings, Inc., Class A
(a)(b)
607 34,186
Akamai Technologies, Inc.
(a)
2,006 240,560
Anaplan, Inc.
(a)
1,765 100,958
ANSYS, Inc.
(a)
1,069 393,884
Applovin Corp., Class A
(a)(b)
294 18,072
Arista Networks, Inc.
(a)
674 256,383
Arrow Electronics, Inc.
(a)
917 108,729
Aspen Technology, Inc.
(a)
814 119,056
Avalara, Inc.
(a)
1,060 177,200
Bill.com Holdings, Inc.
(a)
761 157,390
Black Knight, Inc.
(a)
1,929 159,741
Broadridge Financial Solutions, Inc. 1,413 245,141
Brooks Automation, Inc. 898 79,931
Cadence Design Systems, Inc.
(a)
3,413 503,929
CDW Corp. 1,722 315,729
Ceridian HCM Holding, Inc.
(a)
1,658 163,147
Ciena Corp.
(a)
1,937 112,617
Citrix Systems, Inc. 1,508 151,931
Cloudflare , Inc., Class A
(a)
2,340 277,594
Cognex Corp. 2,193 198,269
Concentrix Corp.
(a)
494 80,883
Corning, Inc. 9,506 397,921
Coupa Software, Inc.
(a)
892 193,564
Cree, Inc.
(a)(b)
1,461 135,522
Datadog , Inc., Class A
(a)
2,649 293,244
Dell Technologies, Inc., Class C
(a)
3,068 296,430
Dropbox, Inc., Class A
(a)
3,554 111,916
DXC Technology Co.
(a)
3,074 122,899
Dynatrace , Inc.
(a)
2,278 145,496
Elastic NV
(a)
779 115,339
Enphase Energy, Inc.
(a)
1,649 312,650
Entegris , Inc. 1,679 202,555
EPAM Systems, Inc.
(a)
685 383,463
Euronet Worldwide, Inc.
(a)
657 93,833
F5 Networks, Inc.
(a)
716 147,861
Fair Isaac Corp.
(a)
351 183,892
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 18.9% (continued)
First Solar, Inc.
(a)
1,040 89,482
Five9, Inc.
(a)
833 167,675
FleetCor Technologies, Inc.
(a)
1,011 261,060
Flex Ltd.
(a)
6,280 112,852
Fortinet, Inc.
(a)
1,649 448,924
Gartner, Inc.
(a)
1,054 279,025
Genpact Ltd. 2,205 109,831
GoDaddy , Inc., Class A
(a)
2,091 175,330
Guidewire Software, Inc.
(a)
1,036 119,347
Hewlett Packard Enterprise Co. 16,022 232,319
HubSpot , Inc.
(a)
533 317,679
IPG Photonics Corp.
(a)
430 93,809
Jabil, Inc. 1,618 96,336
Jack Henry & Associates, Inc. 931 162,078
Juniper Networks, Inc. 4,060 114,248
Keysight Technologies, Inc.
(a)
2,236 367,934
Manhattan Associates, Inc.
(a)
765 122,117
Marvell Technology, Inc. 10,032 607,036
Maxim Integrated Products, Inc. 3,295 329,203
MKS Instruments, Inc. 659 103,094
MongoDB, Inc., Class A
(a)(b)
648 232,580
Monolithic Power Systems, Inc. 532 239,006
Motorola Solutions, Inc. 2,079 465,530
NetApp, Inc. 2,721 216,564
NortonLifeLock , Inc. 7,093 176,048
Nuance Communications, Inc.
(a)
3,470 190,503
Okta , Inc., Class A
(a)(b)
1,534 380,110
ON Semiconductor Corp.
(a)
5,169 201,901
Palo Alto Networks, Inc.
(a)
1,195 476,865
Paychex, Inc. 3,930 447,313
Paycom Software, Inc.
(a)
604 241,600
Paylocity Holding Corp.
(a)
487 101,033
Pegasystems , Inc. 477 60,884
Proofpoint , Inc.
(a)
693 121,039
PTC, Inc.
(a)
1,295 175,408
Qorvo , Inc.
(a)
1,373 260,307
RingCentral, Inc., Class A
(a)
980 261,925
Seagate Technology Holdings PLC 2,443 214,740
Skyworks Solutions, Inc. 2,024 373,448
Smartsheet , Inc., Class A
(a)
1,484 107,664
SolarEdge Technologies, Inc.
(a)
641 166,327
Splunk , Inc.
(a)
1,996 283,392
SS&C Technologies Holdings, Inc. 2,778 217,767
Teradyne, Inc. 2,028 257,556
Trade Desk, Inc. (The), Class A
(a)
5,260 430,847
Trimble, Inc.
(a)
3,046 260,433
Tyler Technologies, Inc.
(a)
502 247,305
Ubiquiti, Inc. 100 31,310
Universal Display Corp. 532 124,749
VeriSign, Inc.
(a)
1,219 263,755
VMware, Inc., Class A
(a)(b)
998 153,433
Western Digital Corp.
(a)
3,722 241,670
Western Union Co. (The) 5,106 118,510
WEX, Inc.
(a)
532 100,936
Xilinx, Inc. 3,016 451,917
Zebra Technologies Corp., Class A
(a)
657 362,979
Zendesk , Inc.
(a)(b)
1,446 188,746
Zscaler , Inc.
(a)
912 215,150
20,402,544
Materials – 5.5%
Albemarle Corp. 1,420 292,577

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 5.5% (continued)
Amcor PLC 18,865 218,079
AptarGroup, Inc. 803 103,523
Avery Dennison Corp. 1,004 211,523
Axalta Coating Systems Ltd.
(a)
2,479 74,618
Ball Corp. 3,993 322,954
Berry Global Group, Inc.
(a)
1,647 105,886
Celanese Corp., Class A 1,385 215,741
CF Industries Holdings, Inc. 2,695 127,339
Cleveland-Cliffs, Inc.
(a)(b)
5,571 139,275
Corteva , Inc. 8,954 383,052
Crown Holdings, Inc. 1,686 168,195
Eastman Chemical Co. 1,659 187,002
FMC Corp. 1,566 167,484
International Flavors & Fragrances, Inc., Class W 3,053 459,904
International Paper Co. 4,797 277,075
LyondellBasell Industries NV, Class A 3,126 310,506
Martin Marietta Materials, Inc. 767 278,651
Mosaic Co. (The) 4,136 129,167
Nucor Corp. 3,652 379,881
Packaging Corp. of America 1,172 165,838
Reliance Steel & Aluminum Co. 767 120,534
Royal Gold, Inc. 814 98,917
RPM International, Inc. 1,599 138,457
Scotts Miracle-GRO Co. (The) 514 90,957
Sealed Air Corp. 1,817 103,115
Steel Dynamics, Inc. 2,431 156,678
Vulcan Materials Co. 1,622 291,944
Westlake Chemical Corp. 431 35,739
Westrock Co. 3,229 158,899
5,913,510
Real Estate – 8.0%
Alexandria Real Estate Equities, Inc.
(c)
1,670 336,238
American Homes 4 Rent, Class A
(c)
3,304 138,768
Americold Realty Trust
(c)
3,218 125,019
AvalonBay Communities, Inc.
(c)
1,712 390,045
Boston Properties, Inc.
(c)
1,723 202,246
Camden Property Trust
(c)
1,204 179,865
CBRE Group, Inc., Class A
(a)
4,072 392,785
CubeSmart
(c)
2,461 122,213
CyrusOne , Inc.
(c)
1,523 108,544
Duke Realty Corp.
(c)
4,557 231,860
Equity LifeStyle Properties, Inc.
(c)
2,063 172,879
Equity Residential
(c)
4,184 352,000
Essex Property Trust, Inc.
(c)
799 262,152
Extra Space Storage, Inc.
(c)
1,642 285,938
Federal Realty Investment Trust
(c)
878 103,191
Gaming and Leisure Properties, Inc.
(c)
2,765 130,895
Healthpeak Properties, Inc.
(c)
6,645 245,666
Host Hotels & Resorts, Inc.
(a)(c)
8,871 141,315
Invitation Homes, Inc.
(c)
6,881 279,919
Iron Mountain, Inc.
(c)
3,557 155,654
Jones Lang LaSalle, Inc.
(a)
633 140,887
Kilroy Realty Corp.
(c)
1,317 91,229
Kimco Realty Corp.
(c)
5,211 111,151
Lamar Advertising Co., Class A
(c)
1,074 114,488
Medical Properties Trust, Inc.
(c)
7,342 154,402
Mid-America Apartment Communities, Inc.
(c)
1,406 271,499
National Retail Properties, Inc.
(c)
2,177 106,390
OMEGA Healthcare Investors, Inc.
(c)
2,996 108,695
Opendoor Technologies, Inc.
(a)(b)
4,056 60,110
Realty Income Corp.
(c)
4,583 322,139
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.0% (continued)
Regency Centers Corp.
(c)
2,005 131,147
SBA Communications Corp., Class A 1,340 456,927
STORE Capital Corp.
(c)
2,973 107,593
Sun Communities, Inc.
(c)
1,356 265,925
UDR, Inc.
(c)
3,721 204,618
Ventas, Inc.
(c)
4,637 277,200
Vereit , Inc.
(c)
2,809 137,557
VICI Properties, Inc.
(b)(c)
6,524 203,483
Vornado Realty Trust
(c)
1,936 84,216
Welltower , Inc.
(c)
5,116 444,376
Weyerhaeuser Co.
(c)
9,129 307,921
W.P. Carey, Inc.
(c)
2,198 177,357
8,636,502
Utilities – 5.1%
AES Corp. (The) 8,299 196,686
Alliant Energy Corp. 3,054 178,751
Ameren Corp. 3,103 260,404
American Water Works Co., Inc. 2,206 375,263
Atmos Energy Corp. 1,612 158,927
Avangrid , Inc. 887 46,248
CenterPoint Energy, Inc. 7,078 180,206
CMS Energy Corp. 3,559 219,911
Consolidated Edison, Inc. 4,209 310,498
DTE Energy Co. 2,353 276,054
Edison International 4,607 251,081
Entergy Corp. 2,447 251,845
Essential Utilities, Inc. 2,783 136,701
Evergy , Inc. 2,798 182,486
Eversource Energy 4,212 363,369
FirstEnergy Corp. 6,615 253,487
NiSource, Inc. 4,804 118,995
NRG Energy, Inc. 3,029 124,916
OGE Energy Corp. 2,374 80,122
PG&E Corp.
(a)
18,304 160,892
Pinnacle West Capital Corp. 1,421 118,725
PPL Corp. 9,309 264,096
Public Service Enterprise Group, Inc. 6,132 381,594
UGI Corp. 2,582 118,746
Vistra Energy Corp. 5,854 112,104
WEC Energy Group, Inc. 3,868 364,134
5,486,241
Total Common Stocks (cost $85,749,262) 107,596,600
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $244,450) 244,450 244,450

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $773,934) 773,934 773,934
Total Investments (cost $86,767,646) 100.7% 108,614,984
Liabilities, Less Cash and Receivables (0.7)% (716,445)
Net Assets 100.0% 107,898,539
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $5,769,918 and the value of the collateral was $5,910,582, consisting of cash collateral of
$773,934 and U.S. Government & Agency securities valued at $5,136,648.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 9/17/2021 267,922 269,870 1,948

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.9%
Communication Services – 3.2%
Advantage Solutions, Inc.
(a)
4,452 43,541
AMC Entertainment Holdings, Inc., Class A
(a)(b)
21,161 783,380
Bandwidth, Inc., Class A
(a)(b)
924 119,806
Cardlytics, Inc.
(a)(b)
1,392 175,336
Cargurus , Inc., Class A
(a)
3,852 110,167
Cinemark Holdings, Inc.
(a)
4,596 71,376
Cogent Communications Holdings, Inc. 1,790 138,922
Iridium Communications, Inc.
(a)
4,971 209,925
John Wiley & Sons, Inc., Class A 1,841 108,214
Liberty Latin America Ltd., Class A
(a)
2,184 29,812
Liberty Latin America Ltd., Class C
(a)
6,402 88,540
Lions Gate Entertainment Corp., Class A
(a)
2,484 37,335
Lions Gate Entertainment Corp., Class B
(a)
5,195 69,405
Madison Square Garden Sports Corp., Class A
(a)
733 119,288
Magnite , Inc.
(a)
5,457 165,347
Nexstar Media Group, Inc., Class A 1,807 265,756
Shenandoah Telecommunications Co. 2,114 111,598
Skillz , Inc., Class A
(a)(b)
10,669 150,220
TEGNA, Inc. 9,327 165,274
Telephone & Data Systems, Inc. 4,323 96,619
TripAdvisor, Inc.
(a)
4,151 157,530
Warner Music Group Corp., Class A 3,953 149,384
World Wrestling Entertainment, Inc., Class A
(b)
1,952 96,390
Yelp, Inc., Class A
(a)
2,963 110,816
Zoominfo Technologies, Inc., Class A
(a)(b)
4,371 234,941
3,808,922
Consumer Discretionary – 12.7%
2U, Inc.
(a)(b)
3,156 136,970
Abercrombie & Fitch Co., Class A
(a)
2,618 98,987
Academy Sports & Outdoors, Inc.
(a)
1,670 61,873
Acushnet Holdings Corp. 1,518 77,767
Adient PLC
(a)
3,985 167,888
American Eagle Outfitters, Inc.
(b)
6,383 220,022
Asbury Automotive Group, Inc.
(a)
819 168,272
Bally's Corp.
(a)
1,257 61,907
Bed Bath & Beyond, Inc.
(a)(b)
4,575 130,570
Big Lots, Inc. 1,296 74,663
Bloomin ' Brands, Inc.
(a)
3,423 86,020
Brinker International, Inc.
(a)
1,935 105,148
Callaway Golf Co.
(a)
4,918 155,802
Canoo , Inc.
(a)(b)
6,027 49,000
Carter's, Inc. 1,858 181,601
Century Communities, Inc. 1,238 85,979
Cheesecake Factory, Inc. (The)
(a)
1,811 81,966
Choice Hotels International, Inc. 1,224 146,758
Columbia Sportswear Co. 1,294 128,908
Coursera, Inc.
(a)(b)
691 24,593
Cracker Barrel Old Country Store, Inc. 1,004 136,725
Crocs, Inc.
(a)
2,762 375,107
Dana, Inc. 6,124 147,956
Dave & Buster's Entertainment, Inc.
(a)
2,022 67,292
Dick's Sporting Goods, Inc.
(b)
2,775 288,988
Dorman Products, Inc.
(a)
1,212 122,594
Foot Locker, Inc. 4,365 249,067
Fox Factory Holding Corp.
(a)
1,775 286,733
Frontdoor , Inc.
(a)
3,622 177,261
Gentherm , Inc.
(a)
1,396 115,770
Goodyear Tire & Rubber Co. (The)
(a)
11,797 185,331
Graham Holdings Co., Class B 170 112,992
Grand Canyon Education, Inc.
(a)
1,960 181,045
Group 1 Automotive, Inc.
(b)
722 125,440
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 12.7% (continued)
Growgeneration Corp.
(a)(b)
2,170 88,254
H&R Block, Inc. 7,663 188,127
Hanesbrands, Inc. 14,770 269,700
Hayward Holdings, Inc.
(a)(b)
1,760 42,398
Helen of Troy Ltd.
(a)
1,035 231,209
Hilton Grand Vacations, Inc.
(a)
3,621 147,266
Hyatt Hotels Corp., Class A
(a)
1,601 127,872
Installed Building Products, Inc. 954 114,480
iRobot Corp.
(a)
1,189 104,038
Jack In The Box, Inc. 939 102,220
KB Home 3,755 159,362
Kontoor Brands, Inc. 2,001 110,815
Latham Group, Inc.
(a)(b)
867 23,652
LCI Industries 1,064 155,152
Leggett & Platt, Inc. 5,638 270,793
Leslie's, Inc.
(a)(b)
3,739 91,045
Levi Strauss & Co., Class A 3,519 96,843
LGI Homes, Inc.
(a)(b)
928 158,595
Luminar Technologies, Inc., Class A
(a)
8,446 155,406
Macy's, Inc.
(a)(b)
13,193 224,281
Marriott Vacations Worldwide Corp.
(a)
1,807 266,298
MDC Holdings, Inc. 2,342 124,875
Meritage Homes Corp.
(a)
1,599 173,619
Monro , Inc. 1,412 81,896
Murphy USA, Inc. 1,060 156,361
National Vision Holdings, Inc.
(a)(b)
3,449 186,177
Nordstrom, Inc.
(a)
4,602 152,326
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
2,405 223,906
Overstock.Com, Inc.
(a)
1,821 126,814
Papa John's International, Inc. 1,400 159,768
Penske Automotive Group, Inc. 1,408 124,749
Petco Health & Wellness Co., Inc., Class A
(a)(b)
3,070 63,334
Planet Fitness, Inc., Class A
(a)
3,520 264,810
Purple Innovation, Inc., Class A
(a)
2,582 68,010
Qurate Retail, Inc., Series A 16,055 190,412
Ralph Lauren Corp., Class A 2,042 231,808
RealReal , Inc. (The)
(a)
2,574 42,497
Red Rock Resorts, Inc., Class A
(a)
2,763 108,862
Rent-A-Center, Inc./ Tx , Class A 2,529 144,709
Sally Beauty Holdings, Inc.
(a)
4,772 90,286
Scientific Games Corp.
(a)
2,398 147,981
SeaWorld Entertainment, Inc.
(a)
2,172 102,975
Shake Shack, Inc., Class A
(a)(b)
1,541 154,932
Shutterstock , Inc. 944 102,415
Signet Jewelers Ltd. 2,218 142,706
Six Flags Entertainment Corp.
(a)
3,260 135,453
Skechers USA, Inc., Class A
(a)
5,678 304,795
Skyline Champion Corp.
(a)
2,206 124,418
Sleep Number Corp.
(a)
1,035 102,682
Sonos , Inc.
(a)
4,169 139,161
Stamps.com, Inc.
(a)
775 253,239
Steven Madden Ltd. 3,257 142,754
Stitch Fix, Inc., Class A
(a)
2,713 146,285
Taylor Morrison Home Corp., Class A
(a)
5,440 145,901
Terminix Global Holdings, Inc.
(a)
5,439 285,548
TopBuild Corp.
(a)
1,399 283,563
Travel + Leisure Co. 3,646 188,863
TRI Pointe Group, Inc.
(a)
5,106 123,157
Urban Outfitters, Inc.
(a)
2,983 110,908
Veoneer , Inc.
(a)(b)
3,971 124,372
Visteon Corp.
(a)
1,180 134,579
Vivint Smart Home, Inc.
(a)
1,688 20,712

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Consumer Discretionary – 12.7% (continued)
Vizio Holding Corp., Class A
(a)
504 11,103
Vroom, Inc.
(a)(b)
1,602 59,338
Wendy's Co. (The) 7,492 173,889
Wingstop , Inc. 1,259 215,679
Winnebago Industries, Inc. 1,416 101,768
Wolverine World Wide, Inc. 3,503 117,491
Wyndham Hotels & Resorts, Inc. 3,956 285,069
15,041,756
Consumer Staples – 3.0%
BJ's Wholesale Club Holdings, Inc.
(a)
5,804 293,915
Celsius Holdings, Inc.
(a)
1,390 95,396
Central Garden & Pet Co.
(a)
369 17,819
Central Garden & Pet Co., Class A
(a)
1,725 74,710
Coca-Cola Consolidated, Inc. 203 81,027
Duckhorn Portfolio, Inc. (The)
(a)(b)
617 13,555
Energizer Holdings, Inc. 2,516 107,811
Flowers Foods, Inc. 8,353 196,797
Grocery Outlet Holding Corp.
(a)(b)
3,692 122,279
Hain Celestial Group, Inc. (The)
(a)
3,469 138,448
Herbalife Nutrition Ltd.
(a)
3,688 187,867
Ingredion, Inc. 2,839 249,293
Inter Parfums , Inc. 752 57,806
J&J Snack Foods Corp. 640 105,203
Lancaster Colony Corp. 832 164,628
Medifast , Inc. 499 142,469
National Beverage Corp.
(b)
896 40,660
Nu Skin Enterprises, Inc., Class A 2,118 113,715
Pilgrim's Pride Corp.
(a)
1,921 42,550
Post Holdings, Inc.
(a)
2,505 256,362
PriceSmart , Inc. 990 88,843
Reynolds Consumer Products, Inc. 2,310 65,720
Sanderson Farms, Inc. 843 157,506
Seaboard Corp. 10 41,100
Simply Good Foods Co. (The)
(a)
3,573 133,916
Spectrum Brands Holdings, Inc. 1,658 144,826
Sprouts Farmers Market, Inc.
(a)
5,006 123,047
TreeHouse Foods, Inc.
(a)
2,379 105,628
WD-40 Co. 559 135,831
3,498,727
Energy – 2.8%
Antero Midstream Corp. 12,107 115,017
Antero Resources Corp.
(a)
11,760 159,936
Championx Corp.
(a)
7,929 184,270
Chesapeake Energy Corp.
(b)
4,145 224,037
Cimarex Energy Co. 4,357 284,076
Clean Energy Fuels Corp.
(a)(b)
4,913 36,897
CNX Resources Corp.
(a)
9,314 112,699
Denbury, Inc.
(a)(b)
2,119 139,239
EQT Corp.
(a)
11,818 217,333
Equitrans Midstream Corp. 17,174 141,170
Helmerich & Payne, Inc. 4,565 130,879
HollyFrontier Corp. 6,323 185,896
Matador Resources Co. 4,649 143,654
Murphy Oil Corp. 6,146 133,430
NOV, Inc.
(a)
16,540 228,417
Ovintiv , Inc. 11,057 283,723
PDC Energy, Inc. 4,207 166,387
Range Resources Corp.
(a)
10,993 167,423
Renewable Energy Group, Inc.
(a)(b)
1,940 118,825
Southwestern Energy Co.
(a)
27,518 129,610
3,302,918
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 15.3%
Affiliated Managers Group, Inc. 1,762 279,171
American Equity Investment Life Holding Co. 3,632 116,551
American National Group, Inc. 422 69,622
Ameris Bancorp 2,946 143,205
Arbor Realty Trust, Inc.
(c)
5,205 95,147
Artisan Partners Asset Management, Inc., Class
A 2,568 123,495
Associated Banc-Corp. 6,188 122,522
Assured Guaranty Ltd. 3,189 152,466
Atlantic Union Bankshares Corp. 3,482 123,507
Axis Capital Holdings Ltd. 3,408 173,365
Axos Financial, Inc.
(a)
2,193 104,935
BancFirst Corp. 785 43,552
BancorpSouth Bank 4,219 108,850
Bank of Hawaii Corp. 1,706 142,809
Bank OZK 5,108 207,947
BankUnited , Inc. 3,827 151,473
Blackstone Mortgage Trust, Inc., Class A
(c)
6,190 200,680
BOK Financial Corp. 1,293 108,625
Brighthouse Financial, Inc.
(a)
3,629 156,265
Cadence BanCorp , Class A 5,267 100,073
Cannae Holdings, Inc.
(a)
3,504 116,508
Cathay General Bancorp 3,148 119,215
Chimera Investment Corp.
(c)
9,682 142,519
CIT Group, Inc. 4,185 201,884
CNO Financial Group, Inc. 5,352 122,240
Cohen & Steers, Inc. 1,013 84,292
Coinbase Global, Inc., Class A
(a)(b)
1,141 269,938
Columbia Banking System, Inc. 2,883 100,732
Community Bank System, Inc. 2,215 158,683
Credit Acceptance Corp.
(a)(b)
487 236,083
CVB Financial Corp. 5,366 102,276
Eastern Bankshares , Inc. 7,900 144,175
Enstar Group Ltd.
(a)
556 142,903
Essent Group Ltd. 4,777 215,777
Evercore , Inc., Class A 1,734 229,235
Federated Hermes, Inc., Class B 3,955 128,300
First American Financial Corp. 4,566 307,337
First Bancorp 9,099 110,371
First Financial Bancorp 4,074 91,665
First Financial Bankshares , Inc. 6,031 294,554
First Hawaiian, Inc. 5,516 151,855
First Merchants Corp. 2,284 93,027
First Midwest Bancorp, Inc. 4,802 86,148
FirstCash , Inc. 1,733 137,254
Flagstar Bancorp, Inc. 2,000 91,520
FNB Corp. 13,427 153,873
Focus Financial Partners, Inc., Class A
(a)
2,008 103,071
Freedom Holding Corp./NV
(a)(b)
669 42,194
Fulton Financial Corp. 6,814 104,390
Genworth Financial, Inc., Class A
(a)
21,617 72,201
Glacier Bancorp, Inc. 4,040 208,302
Goosehead Insurance, Inc., Class A 734 88,219
Green Dot Corp., Class A
(a)
2,301 106,007
Hamilton Lane, Inc., Class A 1,368 127,224
Hancock Whitney Corp. 3,671 160,459
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)(c)
3,330 189,144
Hanover Insurance Group, Inc. (The) 1,520 206,568
Hilltop Holdings, Inc. 2,766 87,627
Home Bancshares, Inc. 6,405 135,658
Houlihan Lokey , Inc., Class A 2,174 193,703

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 15.3% (continued)
Independent Bank Corp. 1,389 98,175
Independent Bank Group, Inc. 1,547 107,826
Interactive Brokers Group, Inc., Class A 3,343 206,798
International Bancshares Corp. 2,465 96,332
Investors Bancorp, Inc. 9,500 131,290
Janus Henderson Group PLC 7,219 302,043
Kemper Corp. 2,568 169,514
Kinsale Capital Group, Inc. 880 157,208
Lemonade, Inc.
(a)(b)
735 63,989
LendingTree , Inc.
(a)
467 91,168
Live Oak Bancshares, Inc. 1,316 79,210
Mercury General Corp. 1,042 63,385
MGIC Investment Corp. 14,353 198,646
Moelis & Co., Class A 2,595 153,754
Mr Cooper Group, Inc.
(a)
2,884 107,227
Navient Corp. 7,551 154,267
New Residential Investment Corp.
(c)
19,700 192,272
New York Community Bancorp, Inc.
(b)
19,642 231,383
NMI Holdings, Inc., Class A
(a)
3,618 79,668
Old National Bancorp 6,923 111,391
Open Lending Corp., Class A
(a)
4,111 156,218
Oscar Health, Inc., Class A
(a)
1,613 27,308
Pacific Premier Bancorp, Inc. 4,003 152,034
PacWest Bancorp 4,950 197,109
PennyMac Financial Services, Inc. 1,659 104,334
Pinnacle Financial Partners, Inc. 3,219 288,455
Popular, Inc. 3,400 247,384
Primerica, Inc. 1,673 244,626
Prog Holdings, Inc. 2,849 124,701
Prosperity Bancshares, Inc. 3,923 267,509
Radian Group, Inc. 8,086 182,582
Renasant Corp. 2,361 83,060
RLI Corp. 1,687 182,837
Rocket Cos., Inc., Class A
(b)
5,770 99,475
Selective Insurance Group, Inc. 2,542 206,792
Selectquote , Inc.
(a)
1,604 28,551
ServisFirst Bancshares, Inc.
(b)
1,994 141,734
Silvergate Capital Corp., Class A
(a)
880 90,464
Simmons First National Corp., Class A 4,561 124,150
SLM Corp. 13,752 258,950
South State Corp. 3,005 206,864
Sterling Bancorp 8,137 176,654
Stifel Financial Corp. 4,447 295,903
Synovus Financial Corp. 6,175 252,557
Texas Capital Bancshares, Inc.
(a)
2,061 129,802
TFS Financial Corp. 2,350 45,778
Towne Bank 2,706 80,666
Triumph Bancorp, Inc.
(a)
958 73,440
Trupanion , Inc.
(a)
1,427 164,134
UMB Financial Corp. 1,838 172,037
Umpqua Holdings Corp. 9,473 178,756
United Bankshares , Inc. 5,660 195,496
United Community Banks, Inc. 3,829 110,313
Unum Group 8,649 236,983
Valley National Bancorp 17,161 221,205
Virtu Financial, Inc., Class A 3,233 83,217
Walker & Dunlop, Inc. 1,250 129,350
Washington Federal, Inc. 3,078 99,327
Webster Financial Corp. 3,823 183,886
WesBanco , Inc. 2,938 94,839
White Mountains Insurance Group Ltd. 131 148,236
Wintrust Financial Corp. 2,408 171,931
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Financials – 15.3% (continued)
WSFS Financial Corp. 2,020 88,436
18,125,020
Health Care – 14.5%
1Life Healthcare, Inc.
(a)
3,316 89,665
Acadia Healthcare Co., Inc.
(a)
3,797 234,351
ACADIA Pharmaceuticals, Inc.
(a)
4,954 107,155
Accolade, Inc.
(a)(b)
611 28,601
Adapthealth Corp., Class A
(a)
4,051 90,702
Adaptive Biotechnologies Corp.
(a)
3,568 130,803
Agios Pharmaceuticals, Inc.
(a)(b)
2,256 108,491
Alignment Healthcare, Inc.
(a)(b)
1,188 24,746
Alkermes PLC
(a)
6,785 175,528
Allakos , Inc.
(a)
1,363 108,440
Allogene Therapeutics, Inc.
(a)
2,970 65,191
Allscripts Healthcare Solutions, Inc.
(a)(b)
5,997 102,429
Alx Oncology Holdings, Inc.
(a)
496 29,046
American Well Corp., Class A
(a)
1,822 21,226
Amicus Therapeutics, Inc.
(a)
11,275 104,745
AMN Healthcare Services, Inc.
(a)
1,999 201,019
Apellis Pharmaceuticals, Inc.
(a)
2,491 159,399
Arcus Biosciences, Inc.
(a)
1,897 59,585
Arena Pharmaceuticals, Inc.
(a)
2,573 159,166
Arvinas , Inc.
(a)
1,390 140,529
Atea Pharmaceuticals, Inc.
(a)(b)
223 5,584
AtriCure , Inc.
(a)
1,934 163,346
Aveanna Healthcare Holdings, Inc.
(a)
1,617 16,720
Axonics , Inc.
(a)
1,464 99,479
Axsome Therapeutics, Inc.
(a)(b)
1,140 55,393
Beam Therapeutics, Inc.
(a)
1,248 114,816
Berkeley Lights, Inc.
(a)
314 14,312
Biohaven Pharmaceutical Holding Co Ltd.
(a)
2,343 295,241
Bluebird Bio, Inc.
(a)
2,928 74,400
Blueprint Medicines Corp.
(a)
2,474 217,390
Brooklyn Immunotherapeutics , Inc.
(a)(b)
873 10,031
Butterfly Network, Inc.
(a)
5,449 58,522
Caredx , Inc.
(a)
2,206 185,392
Certara , Inc.
(a)
1,691 46,012
Change Healthcare, Inc.
(a)
9,685 210,261
ChemoCentryx , Inc.
(a)(b)
1,620 23,944
CONMED Corp.
(b)
1,233 170,080
Corcept Therapeutics, Inc.
(a)
4,534 94,171
Covetrus , Inc.
(a)(b)
4,231 107,721
Cryoport , Inc.
(a)(b)
1,934 119,366
Deciphera Pharmaceuticals, Inc.
(a)
1,577 48,083
Denali Therapeutics, Inc.
(a)
3,441 175,594
Dicerna Pharmaceuticals, Inc.
(a)
2,837 106,416
Eargo , Inc.
(a)
444 15,984
Editas Medicine, Inc., Class A
(a)
2,877 120,431
Emergent BioSolutions , Inc.
(a)
1,849 121,849
Ensign Group, Inc. (The) 2,187 186,048
Envista Holdings Corp.
(a)
6,811 293,418
FibroGen , Inc.
(a)(b)
3,681 47,853
Fulgent Genetics, Inc.
(a)(b)
748 69,003
Glaukos Corp.
(a)(b)
1,961 100,011
Global Blood Therapeutics, Inc.
(a)
2,677 73,162
Globus Medical, Inc., Class A
(a)
3,289 273,546
Haemonetics Corp.
(a)
1,935 117,629
Halozyme Therapeutics, Inc.
(a)
5,670 234,341
Health Catalyst, Inc.
(a)
1,416 82,213
HealthEquity , Inc.
(a)
3,529 261,075
Hims & Hers Health, Inc.
(a)
2,802 22,164

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.5% (continued)
ICU Medical, Inc.
(a)
836 169,950
Immunitybio , Inc.
(a)
3,096 33,932
Inari Medical, Inc.
(a)
319 28,643
Innovage Holding Corp.
(a)
742 12,510
Inovalon Holdings, Inc., Class A
(a)
3,291 124,663
Insmed , Inc.
(a)
4,809 118,301
Inspire Medical Systems, Inc.
(a)
1,153 211,183
Instil Bio, Inc.
(a)(b)
712 10,716
Integer Holdings Corp.
(a)
1,396 136,654
Integra LifeSciences Holdings Corp.
(a)
3,008 217,749
Intellia Therapeutics, Inc.
(a)
2,808 398,315
Intra-Cellular Therapies, Inc.
(a)
3,026 103,883
Invitae Corp.
(a)(b)
7,704 215,635
Ionis Pharmaceuticals, Inc.
(a)
5,972 221,800
Iovance Biotherapeutics , Inc.
(a)
6,088 135,580
iRhythm Technologies, Inc.
(a)
1,166 59,606
Karuna Therapeutics, Inc.
(a)
800 91,376
Kodiak Sciences, Inc.
(a)(b)
1,347 112,932
Ligand Pharmaceuticals, Inc.
(a)
704 79,911
LivaNova PLC
(a)
2,071 178,727
Madrigal Pharmaceuticals, Inc.
(a)
383 33,444
Magellan Health, Inc.
(a)
984 92,811
Maravai Lifesciences Holdings, Inc., Class A
(a)
4,116 180,981
MEDNAX, Inc.
(a)
3,644 106,113
Medpace Holdings, Inc.
(a)
1,175 206,730
Merit Medical Systems, Inc.
(a)
2,088 146,348
Multiplan Corp.
(a)(b)
11,041 88,880
Myriad Genetics, Inc.
(a)
3,265 103,272
Nanostring Technologies, Inc.
(a)
1,916 118,677
Nektar Therapeutics, Class A
(a)
7,719 121,883
Neogen Corp.
(a)
4,554 198,372
NeoGenomics , Inc.
(a)(b)
4,993 230,177
Nevro Corp.
(a)
1,473 228,315
NuVasive , Inc.
(a)
2,187 139,859
Nuvation Bio, Inc.
(a)(b)
2,667 23,043
Ocugen , Inc.
(a)(b)
8,397 56,344
Omnicell , Inc.
(a)
1,833 268,535
OPKO Health, Inc.
(a)
18,986 65,312
Option Care Health, Inc.
(a)
3,813 79,005
Organogenesis Holdings, Inc., Class A
(a)
2,121 32,536
Ortho-Clinical Diagnostics Holdings PLC, Class
A
(a)
3,379 75,926
Outset Medical, Inc.
(a)(b)
733 30,024
Owens & Minor, Inc. 3,183 147,214
Pacific Biosciences of California, Inc.
(a)
8,405 270,221
Pacira BioSciences , Inc.
(a)
1,860 109,647
Patterson Cos., Inc. 3,688 114,807
Perrigo Co. PLC 5,645 271,129
Phreesia , Inc.
(a)
1,565 106,968
Premier, Inc., Class A 3,002 106,991
Prestige Consumer Healthcare, Inc.
(a)
2,134 112,142
Privia Health Group, Inc.
(a)(b)
850 35,275
Progyny , Inc.
(a)
1,575 87,712
PTC Therapeutics, Inc.
(a)
2,986 114,453
Quanterix Corp.
(a)
1,155 61,388
Quidel Corp.
(a)
1,639 231,869
R1 RCM, Inc.
(a)
5,850 125,249
Reata Pharmaceuticals, Inc., Class A
(a)(b)
1,129 141,475
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
1,061 32,201
Relay Therapeutics, Inc.
(a)(b)
781 25,336
REVOLUTION Medicines, Inc.
(a)(b)
2,128 60,946
Rocket Pharmaceuticals, Inc.
(a)
1,883 67,449
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Health Care – 14.5% (continued)
Rubius Therapeutics, Inc.
(a)(b)
1,857 39,907
Sage Therapeutics, Inc.
(a)
2,207 96,512
Sana Biotechnology, Inc.
(a)(b)
1,036 16,876
Sarepta Therapeutics, Inc.
(a)
3,379 229,029
Schrodinger, Inc.
(a)(b)
1,560 105,565
Seer, Inc., Class A
(a)(b)
554 17,695
Select Medical Holdings Corp. 4,562 179,971
Seres Therapeutics, Inc.
(a)
2,237 15,883
Shockwave Medical, Inc.
(a)
1,349 245,518
Signify Health, Inc., Class A
(a)
993 26,136
Silk Road Medical, Inc.
(a)
1,504 75,471
Sorrento Therapeutics, Inc.
(a)(b)
10,231 83,997
Springworks Therapeutics, Inc.
(a)
1,198 102,669
STAAR Surgical Co.
(a)
1,987 254,177
Surgery Partners, Inc.
(a)
1,292 70,492
Tandem Diabetes Care, Inc.
(a)
2,653 288,302
Tenet Healthcare Corp.
(a)
4,518 324,573
TG Therapeutics, Inc.
(a)(b)
4,915 171,976
Turning Point Therapeutics, Inc.
(a)
1,833 116,982
Twist Bioscience Corp.
(a)
1,782 219,275
Veracyte , Inc.
(a)
2,852 127,085
Vericel Corp.
(a)(b)
1,965 104,027
Vir Biotechnology, Inc.
(a)
2,811 100,212
Xencor , Inc.
(a)(b)
2,472 76,088
Zentalis Pharmaceuticals, Inc.
(a)
614 32,671
17,204,032
Industrials – 16.0%
AAON, Inc.
(b)
1,733 107,706
ABM Industries, Inc. 2,834 131,753
Acuity Brands, Inc. 1,512 265,175
ADT, Inc. 6,715 70,440
Aerojet Rocketdyne Holdings, Inc. 3,150 148,617
Aerovironment , Inc.
(a)
902 91,192
Air Lease Corp., Class A 4,528 191,806
Albany International Corp., Class A 1,297 111,996
Allegiant Travel Co., Class A
(a)
617 117,304
Allison Transmission Holdings, Inc. 4,612 184,065
Altra Industrial Motion Corp. 2,576 161,464
APi Group Corp.
(a)(d)
6,558 150,309
Applied Industrial Technologies, Inc. 1,646 147,646
Arcosa , Inc. 1,942 106,344
Armstrong World Industries, Inc. 2,026 219,173
Array Technologies, Inc.
(a)
3,898 52,779
ASGN, Inc.
(a)
2,249 227,441
Atkore , Inc.
(a)
1,988 149,319
Avis Budget Group, Inc.
(a)
2,187 181,018
Barnes Group, Inc. 1,967 99,668
Beacon Roofing Supply, Inc.
(a)
2,300 123,004
Bloom Energy Corp., Class A
(a)(b)
5,143 112,117
Boise Cascade Co. 1,665 85,165
Brady Corp., Class A 2,053 112,258
Brink's Co. (The) 2,101 161,693
BWX Technologies, Inc. 4,024 231,098
CACI International, Inc., Class A
(a)
1,001 267,227
Casella Waste Systems, Inc., Class A
(a)
1,950 134,121
Chart Industries, Inc.
(a)(b)
1,508 234,419
Cimpress PLC
(a)(b)
788 80,573
Clean Harbors, Inc.
(a)
2,125 201,875
Colfax Corp.
(a)(b)
4,993 229,079
Comfort Systems USA, Inc. 1,535 114,741
Crane Co. 2,100 204,183

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 16.0% (continued)
Curtiss-Wright Corp. 1,730 204,659
Desktop Metal, Inc., Class A
(a)
6,177 55,593
Driven Brands Holdings, Inc.
(a)
1,347 42,862
Dycom Industries, Inc.
(a)
1,305 90,567
EMCOR Group, Inc. 2,310 281,381
EnerSys 1,810 178,575
ESCO Technologies, Inc. 1,066 100,598
Evoqua Water Technologies Corp.
(a)
5,077 167,592
Exponent, Inc. 2,212 236,883
Federal Signal Corp. 2,572 101,877
Flowserve Corp. 5,514 232,084
Fluor Corp.
(a)
5,323 88,681
Forward Air Corp. 1,161 102,679
Franklin Electric Co., Inc. 1,633 133,514
Frontier Group Holdings, Inc.
(a)
994 14,652
FTI Consulting, Inc.
(a)
1,450 211,265
Fuelcell Energy, Inc.
(a)(b)
13,660 86,468
Gates Industrial Corp. PLC
(a)
2,515 45,547
GATX Corp.
(b)
1,428 131,733
Gibraltar Industries, Inc.
(a)
1,383 103,282
GrafTech International Ltd. 6,975 79,306
Healthcare Services Group, Inc. 3,165 82,607
Helios Technologies, Inc. 1,294 104,620
Herc Holdings, Inc.
(a)
1,052 130,490
Herman Miller, Inc. 3,111 134,240
Hexcel Corp.
(a)
3,547 193,028
Hillenbrand, Inc. 3,178 143,963
Hub Group, Inc., Class A
(a)
1,433 94,979
Hydrofarm Holdings Group, Inc.
(a)
610 30,097
Insperity , Inc. 1,520 150,556
JELD-WEN Holding, Inc.
(a)
3,590 95,063
JetBlue Airways Corp.
(a)
13,418 198,452
John Bean Technologies Corp. 1,345 197,150
KAR Auction Services, Inc.
(a)
5,550 91,464
KBR, Inc. 5,980 231,426
Kennametal, Inc. 3,537 128,216
Kirby Corp.
(a)
2,545 147,381
Korn Ferry 2,284 157,002
Kratos Defense & Security Solutions, Inc.
(a)
5,238 142,474
Landstar System, Inc. 1,630 255,910
Macquarie Infrastructure Corp. 3,116 123,082
ManpowerGroup , Inc. 2,307 273,564
ManTech International Corp., Class A 1,166 101,978
Masonite International Corp.
(a)
1,034 117,007
Matson, Inc. 1,841 123,568
Maxar Technologies, Inc. 3,041 110,297
Mercury Systems, Inc.
(a)
2,376 156,816
Meritor, Inc.
(a)
2,996 72,893
Moog, Inc., Class A 1,276 99,362
MSA Safety, Inc. 1,544 253,957
MSC Industrial Direct Co., Inc., Class A 1,987 177,181
Mueller Industries, Inc. 2,420 105,028
Mueller Water Products, Inc., Class A 6,683 99,042
Nikola Corp.
(a)(b)
6,009 71,327
nVent Electric PLC 7,095 224,273
Parsons Corp.
(a)
1,109 42,830
Proto Labs, Inc.
(a)
1,111 86,869
RBC Bearings, Inc.
(a)
1,068 250,980
Regal Beloit Corp. 1,718 252,941
Resideo Technologies, Inc.
(a)
6,090 179,655
Rexnord Corp. 5,067 285,424
Rush Enterprises, Inc., Class A 1,835 86,227
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Industrials – 16.0% (continued)
Ryder System, Inc. 2,275 173,241
Saia, Inc.
(a)
1,118 252,668
Schneider National, Inc., Class B 1,467 32,920
Science Applications International Corp. 2,456 214,409
Shoals Technologies Group, Inc., Class A
(a)(b)
3,359 97,713
Simpson Manufacturing Co., Inc. 1,839 206,851
SkyWest, Inc.
(a)
2,127 86,122
Spirit AeroSystems Holdings, Inc., Class A 4,462 192,803
Spirit Airlines, Inc.
(a)
4,590 123,838
SPX Corp.
(a)
1,914 127,587
SPX FLOW, Inc. 1,786 146,720
Stericycle, Inc.
(a)
3,886 274,157
Sun Country Airlines Holdings, Inc.
(a)
945 30,703
Terex Corp. 2,964 142,035
Tetra Tech, Inc. 2,295 306,428
Timken Co. (The) 2,894 230,073
TriNet Group, Inc.
(a)
1,677 139,157
Trinity Industries, Inc.
(b)
3,416 92,608
Triton International Ltd. 2,816 148,657
UFP Industries, Inc. 2,621 194,635
UniFirst Corp. 646 140,679
Univar Solutions, Inc.
(a)
7,175 176,075
Upwork , Inc.
(a)
3,900 201,981
Valmont Industries, Inc. 901 213,492
Vicor Corp.
(a)
917 106,014
Virgin Galactic Holdings, Inc.
(a)(b)
5,607 168,154
Watts Water Technologies, Inc., Class A 1,166 175,786
Welbilt , Inc.
(a)
5,466 128,396
Werner Enterprises, Inc. 2,422 110,710
WESCO International, Inc.
(a)
1,868 198,849
Willscot Mobile Mini Holdings Corp., Class A
(a)
8,497 243,949
18,977,395
Information Technology – 15.1%
3D Systems Corp.
(a)
5,299 145,934
8x8, Inc.
(a)
4,658 119,058
ACI Worldwide, Inc.
(a)
5,016 172,049
Advanced Energy Industries, Inc. 1,625 168,594
Aeva Technologies, Inc.
(a)(b)
3,863 33,840
Alarm.com Holdings, Inc.
(a)
1,921 159,866
Allegro Microsystems, Inc.
(a)
1,586 43,472
Alliance Data Systems Corp. 2,104 196,198
Altair Engineering, Inc., Class A
(a)
1,941 135,404
Alteryx , Inc., Class A
(a)
2,509 194,197
Ambarella , Inc.
(a)
1,538 151,478
Amkor Technology, Inc. 4,552 112,161
Appfolio , Inc., Class A
(a)
750 106,200
Appian Corp., Class A
(a)(b)
1,667 194,089
Asana, Inc., Class A
(a)
1,167 82,927
Avaya Holdings Corp.
(a)
3,222 78,037
Avnet, Inc. 4,207 173,833
Badger Meter, Inc. 1,235 124,772
BigCommerce Holdings, Inc., Series 1
(a)(b)
448 29,012
Blackbaud , Inc.
(a)
2,072 147,796
Blackline, Inc.
(a)(b)
2,094 239,533
Box, Inc., Class A
(a)
6,012 143,807
BTRS Holdings, Inc.
(a)
2,739 32,074
C3.ai, Inc., Class A
(a)(b)
704 35,446
Calix, Inc.
(a)
2,396 112,085
CDK Global, Inc. 5,159 247,580
Cerence , Inc.
(a)(b)
1,605 172,553
Cirrus Logic, Inc.
(a)
2,437 201,272

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 15.1% (continued)
Cloudera, Inc.
(a)
9,472 150,321
CMC Materials, Inc. 1,238 179,064
Coherent, Inc.
(a)
1,039 255,532
CommScope Holding Co, Inc.
(a)
8,625 182,505
CommVault Systems, Inc.
(a)
1,955 147,778
Cornerstone OnDemand , Inc.
(a)
2,629 126,034
Corsair Gaming, Inc.
(a)(b)
782 22,827
Datto Holding Corp.
(a)(b)
893 23,298
Digital Turbine, Inc.
(a)
3,298 207,609
Digitalocean Holdings, Inc.
(a)(b)
726 37,389
Diodes, Inc.
(a)
1,797 147,354
Dolby Laboratories, Inc., Class A 2,767 268,676
Duck Creek Technologies, Inc.
(a)(b)
1,435 63,040
Envestnet , Inc.
(a)
2,303 173,255
Everbridge , Inc.
(a)(b)
1,596 225,387
EVERTEC, Inc. 2,538 110,911
ExlService Holdings, Inc.
(a)
1,422 160,999
Fabrinet
(a)
1,560 147,451
Fastly , Inc., Class A
(a)(b)
3,554 170,841
FireEye, Inc.
(a)
10,107 204,161
FormFactor , Inc.
(a)
3,290 122,585
II-VI, Inc.
(a)(b)
4,439 309,887
Insight Enterprises, Inc.
(a)
1,499 150,470
InterDigital , Inc. 1,312 86,448
Itron , Inc.
(a)
1,911 188,463
J2 Global, Inc.
(a)
1,795 253,580
Jamf Holding Corp.
(a)
1,541 50,560
JFrog Ltd.
(a)
520 22,786
Kulicke & Soffa Industries, Inc. 2,630 142,967
Lattice Semiconductor Corp.
(a)
5,787 328,412
Littelfuse , Inc. 1,039 276,364
LivePerson , Inc.
(a)(b)
2,714 172,855
LiveRamp Holdings, Inc.
(a)
2,682 107,307
Lumentum Holdings, Inc.
(a)
3,212 269,776
MACOM Technology Solutions Holdings, Inc.
(a)
1,979 122,144
Marathon Digital Holdings, Inc.
(a)
3,919 108,282
MAXIMUS, Inc. 2,607 232,023
MaxLinear , Inc., Class A
(a)
2,906 140,156
McAfee Corp., Class A 1,425 38,575
Medallia , Inc.
(a)
3,661 123,998
Microstrategy , Inc., Class A
(a)(b)
330 206,583
Microvision , Inc.
(a)(b)
6,690 92,121
Mimecast Ltd.
(a)
2,510 139,430
Momentive Global, Inc.
(a)
5,198 109,158
National Instruments Corp. 5,570 245,693
Ncino , Inc.
(a)(b)
651 41,384
NCR Corp.
(a)
5,547 246,287
New Relic, Inc.
(a)
2,327 160,749
Novanta , Inc.
(a)
1,498 210,334
Nutanix , Inc., Class A
(a)
8,656 311,789
Onto Innovation, Inc.
(a)
2,078 145,626
PagerDuty , Inc.
(a)
2,480 100,663
Ping Identity Holding Corp.
(a)
1,459 32,200
Plexus Corp.
(a)
1,241 112,087
Power Integrations, Inc. 2,573 249,555
Pure Storage, Inc., Class A
(a)
10,806 210,933
Q2 Holdings, Inc.
(a)(b)
2,244 231,828
Qualtrics International, Inc., Class A
(a)(b)
2,439 101,779
Qualys , Inc.
(a)
1,428 145,028
Rackspace Technology, Inc.
(a)(b)
1,290 22,897
Rapid7, Inc.
(a)(b)
2,338 265,947
Riot Blockchain , Inc.
(a)(b)
3,566 117,500
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Information Technology – 15.1% (continued)
Rogers Corp.
(a)
792 150,955
Sabre Corp.
(a)(b)
13,537 159,601
Sailpoint Technologies Holdings, Inc.
(a)(b)
3,917 195,811
Sanmina Corp.
(a)
2,746 105,501
Semtech Corp.
(a)
2,751 170,314
Shift4 Payments, Inc., Class A
(a)
1,645 146,718
Silicon Laboratories, Inc.
(a)
1,897 282,634
SolarWinds Corp. 3,081 34,630
Sprout Social, Inc., Class A
(a)
1,209 107,408
SPS Commerce, Inc.
(a)
1,518 165,386
Sunpower Corp., Class A
(a)(b)
3,452 85,506
Switch, Inc., Class A 3,823 78,983
Synaptics , Inc.
(a)(b)
1,491 226,513
SYNNEX Corp. 1,758 210,151
Telos Corp.
(a)
1,050 29,421
Tenable Holdings, Inc.
(a)
2,911 124,591
Teradata Corp.
(a)
4,645 230,671
TTEC Holdings, Inc. 784 81,928
Ultra Clean Holdings, Inc.
(a)
1,856 100,243
Varonis Systems, Inc., Class B
(a)
4,500 275,400
Velodyne Lidar, Inc.
(a)(b)
2,235 17,902
Verint Systems, Inc.
(a)
2,770 118,196
Verra Mobility Corp., Class A
(a)
5,775 88,415
ViaSat , Inc.
(a)
2,878 142,864
Viavi Solutions, Inc.
(a)
9,671 161,409
Vishay Intertechnology , Inc. 5,612 124,194
Vonage Holdings Corp.
(a)
9,996 142,543
Vontier Corp. 7,139 230,947
Workiva , Inc., Class A
(a)
1,791 232,418
Xerox Holdings Corp. 6,859 165,508
17,891,669
Materials – 5.7%
Alcoa Corp.
(a)
7,909 317,546
Allegheny Technologies, Inc.
(a)
5,397 110,800
Amyris , Inc.
(a)
7,901 115,197
Arconic Corp.
(a)
4,150 149,151
Ashland Global Holdings, Inc. 2,313 196,767
Avient Corp. 3,864 187,481
Balchem Corp. 1,372 185,069
Cabot Corp. 2,398 132,034
Chemours Co. (The) 7,006 232,949
Commercial Metals Co. 5,104 167,411
Compass Minerals International, Inc. 1,369 93,859
Danimer Scientific, Inc.
(a)(b)
2,645 44,119
Diversey Holdings Ltd.
(a)
1,908 31,825
Domtar Corp.
(a)
2,128 116,848
Eagle Materials, Inc. 1,794 253,528
Element Solutions, Inc. 9,223 215,726
Graphic Packaging Holding Co. 12,028 230,577
Greif, Inc., Class A 1,174 71,168
HB Fuller Co. 2,208 142,681
Hecla Mining Co. 22,684 151,756
Huntsman Corp. 8,441 222,927
Ingevity Corp.
(a)
1,714 145,587
Innospec , Inc. 1,041 92,076
Livent Corp.
(a)(b)
6,209 121,138
Louisiana-Pacific Corp. 4,238 234,955
Minerals Technologies, Inc. 1,440 115,517
Mp Materials Corp.
(a)
2,823 106,201
NewMarket Corp. 239 75,502
O-I Glass, Inc., Class I
(a)
6,677 98,753

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Materials – 5.7% (continued)
Olin Corp. 6,068 285,378
Pactiv Evergreen, Inc.
(b)
2,019 29,215
Purecycle Technologies, Inc.
(a)(b)
3,134 46,415
Quaker Chemical Corp.
(b)
560 140,974
Sensient Technologies Corp. 1,792 156,227
Silgan Holdings, Inc. 3,314 134,283
Sonoco Products Co. 4,268 272,256
Stepan Co. 905 106,745
Summit Materials, Inc., Class A
(a)
4,966 166,858
Trinseo SA 1,638 89,042
Tronox Holdings PLC 4,665 85,976
U.S. Steel Corp.
(b)
11,419 302,375
Valvoline, Inc. 7,658 234,947
Worthington Industries, Inc. 1,399 89,494
WR Grace & Co. 2,633 183,257
Zymergen , Inc.
(a)(b)
680 23,657
6,706,247
Real Estate – 8.7%
Agree Realty Corp.
(c)
2,716 204,107
American Campus Communities, Inc.
(c)
5,840 293,810
Apple Hospitality REIT, Inc.
(c)
8,806 131,650
Brandywine Realty Trust
(c)
7,206 100,596
Brixmor Property Group, Inc.
(c)
12,574 289,453
CareTrust REIT, Inc.
(c)
4,272 103,041
CoreSite Realty Corp.
(c)
1,817 251,128
Corporate Office Properties Trust
(c)
4,746 139,722
Cousins Properties, Inc.
(c)
6,290 249,839
Cushman & Wakefield PLC
(a)
4,737 88,440
DiamondRock Hospitality Co.
(a)(c)
8,911 76,724
Digitalbridge Group, Inc.
(a)(b)(c)
20,609 143,439
Douglas Emmett, Inc.
(c)
6,982 233,199
EastGroup Properties, Inc.
(c)
1,698 299,222
EPR Properties
(c)
3,163 159,099
Equity Commonwealth
(c)
4,454 117,096
Essential Properties Realty Trust, Inc.
(c)
4,977 148,315
eXp World Holdings, Inc.
(a)(b)
2,456 88,219
First Industrial Realty Trust, Inc.
(c)
5,474 299,866
Four Corners Property Trust, Inc.
(c)
3,278 94,111
Healthcare Realty Trust, Inc.
(c)
5,997 191,184
Healthcare Trust of America, Inc., Class A
(c)
9,263 264,829
Highwoods Properties, Inc.
(c)
4,403 209,979
Howard Hughes Corp. (The)
(a)
1,910 177,076
Hudson Pacific Properties, Inc.
(c)
6,383 174,001
Innovative Industrial Properties, Inc., Class A
(c)
1,014 218,000
JBG SMITH Properties
(c)
4,677 152,610
Kennedy-Wilson Holdings, Inc. 5,454 110,116
Lexington Realty Trust, Class B
(b)(c)
11,753 154,552
Life Storage, Inc.
(c)
3,257 382,241
National Health Investors, Inc.
(c)
1,939 132,298
National Storage Affiliates Trust
(c)
3,281 177,732
Outfront Media, Inc.
(a)(c)
6,156 147,067
Paramount Group, Inc.
(c)
7,016 68,476
Park Hotels & Resorts, Inc.
(a)(c)
10,015 185,277
Pebblebrook Hotel Trust
(c)
5,563 125,112
Physicians Realty Trust
(c)
9,114 172,710
Piedmont Office Realty Trust, Inc., Class A
(c)
5,234 99,551
PotlatchDeltic Corp.
(c)
2,840 147,510
PS Business Parks, Inc.
(c)
821 126,163
QTS Realty Trust, Inc., Class A
(c)
2,911 226,214
Rayonier, Inc.
(c)
5,900 222,489
Redfin Corp.
(a)(b)
4,407 258,118
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.9% (continued)
Real Estate – 8.7% (continued)
Retail Properties of America, Inc., Class A
(c)
9,093 114,663
Rexford Industrial Realty, Inc.
(c)
5,685 349,741
RLJ Lodging Trust
(c)
6,979 100,149
Ryman Hospitality Properties, Inc.
(a)(c)
2,332 178,864
Sabra Health Care REIT, Inc.
(c)
9,119 169,522
Safehold , Inc.
(b)(c)
548 49,495
SITE Centers Corp.
(c)
7,157 113,510
SL Green Realty Corp.
(b)(c)
2,935 218,540
Spirit Realty Capital, Inc.
(c)
4,870 244,571
St Joe Co. (The) 1,322 59,847
STAG Industrial, Inc.
(c)
6,765 279,530
Sunstone Hotel Investors, Inc.
(a)(c)
9,162 105,729
Terreno Realty Corp.
(c)
2,952 201,799
Uniti Group, Inc.
(c)
9,860 115,461
Urban Edge Properties
(c)
4,651 88,369
Weingarten Realty Investors
(c)
5,083 163,622
Xenia Hotels & Resorts, Inc.
(a)(c)
4,821 85,235
10,273,028
Utilities – 2.9%
ALLETE, Inc. 2,209 155,337
American States Water Co. 1,560 137,779
Avista Corp. 2,935 125,706
Black Hills Corp. 2,653 179,475
California Water Service Group 2,156 135,138
Clearway Energy, Inc., Class A 1,170 31,532
Clearway Energy, Inc., Class C 3,384 97,053
Hawaiian Electric Industries, Inc. 4,630 200,664
IDACORP, Inc. 2,143 225,979
MDU Resources Group, Inc. 8,311 263,625
MGE Energy, Inc. 1,494 116,711
National Fuel Gas Co. 3,859 198,468
New Jersey Resources Corp. 4,134 159,242
NorthWestern Corp. 2,142 132,783
ONE Gas, Inc. 2,250 166,005
Ormat Technologies, Inc.
(b)
1,798 125,393
PNM Resources, Inc. 3,636 175,728
Portland General Electric Co. 3,794 185,527
SJW Group 1,152 79,407
South Jersey Industries, Inc.
(b)
4,328 108,936
Southwest Gas Holdings, Inc. 2,442 170,769
Spire, Inc. 2,182 154,813
Sunnova Energy International, Inc.
(a)(b)
2,751 104,813
3,430,883
Total Common Stocks (cost $104,769,923) 118,260,597
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $96,687) 96,687 96,687

See Notes to Statements of Investments
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Investment of Cash Collateral for Securities Loaned – 2.3%
Registered Investment Companies – 2.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $2,765,741) 2,765,741 2,765,741
Total Investments (cost $107,632,351) 102.3% 121,123,025
Liabilities, Less Cash and Receivables (2.3)% (2,719,958)
Net Assets 100.0% 118,403,067
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $11,664,565 and the value of the collateral was $11,937,263, consisting of cash collateral of
$2,765,741 and U.S. Government & Agency securities valued at $9,171,522.
(c)
Investment in a real estate investment trust.
(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $150,309 or 0.13% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of July 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 9/17/2021 112,452 111,080 (1,372)

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.1%
Australia – 7.2%
Afterpay Ltd.
(a)
866 61,529
APA Group 3,761 26,346
Aristocrat Leisure Ltd. 2,437 74,590
ASX Ltd. 680 38,432
Australia & New Zealand Banking Group Ltd. 10,938 222,788
BHP Group Ltd. 10,952 430,609
BHP Group PLC 8,020 259,140
BlueScope Steel Ltd. 1,390 24,715
Brambles Ltd. 6,066 51,811
Cochlear Ltd. 248 44,724
Coles Group Ltd. 4,532 58,264
Commonwealth Bank of Australia 6,576 481,677
CSL Ltd. 1,676 355,921
Dexus
(b)
3,939 29,764
Fortescue Metals Group Ltd. 6,507 119,144
Glencore PLC 41,437 186,404
Goodman Group
(b)
6,088 101,314
Insurance Australia Group Ltd. 9,152 32,627
Macquarie Group Ltd. 1,326 152,927
Mirvac Group
(b)
14,378 30,226
National Australia Bank Ltd. 12,073 230,110
Newcrest Mining Ltd. 3,309 64,431
Northern Star Resources Ltd. 4,867 36,562
QBE Insurance Group Ltd. 5,490 43,946
Ramsay Health Care Ltd. 697 32,861
REA Group Ltd. 178 21,151
Reece Ltd. 517 8,934
Rio Tinto Ltd. 1,406 137,887
Rio Tinto PLC 3,939 334,127
Santos Ltd. 6,999 33,183
Scentre Group
(b)
20,350 38,892
Seek Ltd. 1,084 23,322
Sonic Healthcare Ltd. 1,747 51,391
South32 Ltd. 18,673 40,765
Stockland
(b)
8,324 26,922
Suncorp Group Ltd. 4,573 38,790
Sydney Airport
(a)
4,532 26,017
Tabcorp Holdings Ltd. 6,377 23,203
Telstra Corp. Ltd. 15,901 44,181
TPG Telecom Ltd. 739 3,357
Transurban Group 9,920 104,271
Wesfarmers Ltd. 4,289 192,752
Westpac Banking Corp. 13,276 239,279
Wisetech Global Ltd. 557 12,606
Woodside Petroleum Ltd. 3,806 61,295
Woolworths Group Ltd. 4,662 132,823
4,786,010
Austria – 0.2%
Erste Group Bank AG 1,095 42,472
Mondi PLC 1,582 43,903
OMV AG 576 31,091
Raiffeisen Bank International AG 490 11,598
Verbund AG, Class A 249 22,986
Voestalpine AG 306 13,491
165,541
Belgium – 0.9%
Ageas 684 36,142
Anheuser-Busch InBev SA/NV 3,200 202,629
Etablissements Franz Colruyt NV 301 17,111
Groupe Bruxelles Lambert SA 378 43,972
KBC Group NV 1,348 108,535
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Belgium – 0.9% (continued)
Sofina SA 69 32,335
Solvay SA, Class A 267 35,619
UCB SA 444 48,016
Umicore SA 769 47,673
572,032
Brazil – 0.2%
Wheaton Precious Metals Corp. 1,699 78,434
Yara International ASA 643 33,865
112,299
Canada – 8.8%
Agnico Eagle Mines Ltd. 865 55,925
Alimentation Couche-Tard, Inc., Class A 239 9,758
Alimentation Couche-Tard, Inc., Class B 3,023 121,782
Bank of Montreal 2,420 239,470
Bank of Nova Scotia (The) 4,596 286,691
Barrick Gold Corp. 5,224 113,657
BCE, Inc. 1,083 54,022
Brookfield Asset Management Reinsurance
Partners Ltd., Class A
(a)
32 1,731
Brookfield Asset Management, Inc., Class A 5,283 285,024
Canadian Imperial Bank of Commerce 1,689 196,278
Canadian National Railway Co. 2,556 277,560
Canadian Natural Resources Ltd. 4,379 144,417
Canadian Pacific Railway Ltd. 2,605 193,317
Cenovus Energy, Inc. 4,010 33,439
CGI, Inc., Class A
(a)
915 83,185
Constellation Software, Inc. 72 115,262
Dollarama , Inc. 1,195 56,239
Enbridge, Inc. 7,516 296,100
Fortis, Inc., Class Common Subscription Receipt 1,758 79,679
Franco-Nevada Corp. 717 114,613
George Weston Ltd. 257 26,636
Great-West Lifeco , Inc., Class Common
Subscription Receipt 979 29,440
Hydro One Ltd.
(c)
1,500 37,009
Imperial Oil Ltd. 509 13,937
Intact Financial Corp., Class Common
Subscription Receipt 520 70,814
Loblaw Cos. Ltd. 634 42,864
Magna International, Inc. 1,038 86,975
Manulife Financial Corp., Class Common
Subscription Receipt 7,391 142,805
National Bank of Canada 1,227 93,857
Nutrien Ltd. 2,177 129,363
Pembina Pipeline Corp. 2,031 67,095
Power Corp. of Canada 2,000 63,796
Restaurant Brands International, Inc. 1,137 77,528
Rogers Communications, Inc., Class B 1,353 69,018
Royal Bank of Canada 5,261 531,768
Shaw Communications, Inc., Class B 1,472 42,968
Shopify, Inc., Class A
(a)
417 625,659
Sun Life Financial, Inc. 2,233 116,234
Suncor Energy, Inc. 5,561 109,407
TC Energy Corp. 3,530 171,983
TELUS Corp. 1,527 33,895
Thomson Reuters Corp. 632 66,929
Toronto-Dominion Bank (The) 6,719 446,462
5,854,591
Chile – 0.0%
Antofagasta PLC 1,256 26,098

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
China – 0.3%
Budweiser Brewing Co. Apac Ltd.
(c)
5,600 15,637
China Evergrande New Energy Vehicle Group
Ltd.
(a)
9,000 14,477
Chow Tai Fook Jewellery Group Ltd. 7,000 14,646
Prosus NV 1,460 129,585
Wilmar International Ltd. 12,200 39,192
213,537
Denmark – 2.2%
AP Moller - Maersk A/S, Class A 15 40,101
AP Moller - Maersk A/S, Class B 21 58,301
Carlsberg A/S, Class B 401 74,122
Coloplast A/S, Class B 419 76,614
Danske Bank A/S 2,616 45,874
DSV Panalpina A/S 775 188,780
Genmab A/S
(a)
249 112,534
Novo Nordisk A/S, Class B 6,189 572,242
Novozymes A/S, Class B 817 64,171
Orsted A/S
(c)
662 98,294
Vestas Wind Systems A/S 3,620 133,422
1,464,455
Finland – 1.3%
Elisa OYJ 574 36,877
Fortum OYJ 1,584 43,652
Kesko OYJ, Class A 364 14,136
Kesko OYJ, Class B 889 38,108
Kone OYJ, Class B 1,422 117,731
Metso Outotec OYJ 2,077 23,585
Neste OYJ 1,637 100,591
Nokia OYJ
(a)
21,330 130,791
Nordea Bank Abp 12,234 143,468
Sampo OYJ, Class A 1,872 90,169
Stora ENSO OYJ, Class A
(d)
271 5,591
Stora ENSO OYJ, Class R 2,229 44,101
UPM- Kymmene OYJ 2,019 82,454
871,254
France – 9.5%
Adevinta ASA, Class B
(a)
824 15,841
Air Liquide SA 1,743 302,959
Airbus SE
(a)
2,274 311,986
Alstom SA 950 39,383
Amundi SA
(c)
218 20,137
AXA SA 7,762 201,387
bioMerieux 16 1,908
BNP Paribas SA 4,325 263,866
Bollore SA 2,742 15,321
Bouygues SA 957 36,870
Bureau Veritas SA 753 24,858
Capgemini SE 597 129,019
Carrefour SA 2,239 41,577
CIE de Saint-Gobain 2,073 148,104
CIE Generale des Etablissements Michelin SCA 683 111,523
Credit Agricole SA 4,838 67,466
Danone SA 2,483 182,726
Dassault Systemes Se 2,600 143,425
Edenred 895 51,982
Electricite de France SA 1,694 20,620
Engie SA 6,946 92,678
EssilorLuxottica SA 1,111 209,681
Hermes International 129 197,176
Kering SA 272 243,903
Legrand SA 1,005 113,119
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
France – 9.5% (continued)
L'Oreal SA 895 409,552
LVMH Moet Hennessy Louis Vuitton SE 1,005 803,106
Orange SA 6,721 74,876
Pernod Ricard SA 758 167,273
Publicis Groupe SA 738 46,574
Safran SA 1,277 167,023
Sanofi 4,262 439,081
Sartorius Stedim Biotech 91 51,936
Societe Generale SA 2,976 87,253
Sodexo SA
(a)
293 24,981
Suez SA 1,368 31,908
Teleperformance 221 93,189
Thales SA 452 47,434
Totalenergies Se 9,437 410,687
Veolia Environnement SA 1,892 62,101
Vinci SA 1,887 199,617
Vivendi SA 3,148 106,388
Worldline SA
(a)(c)
804 75,231
6,285,725
Germany – 7.5%
Adidas AG 686 249,000
Allianz SE 1,565 389,713
BASF SE 3,510 275,618
Bayer AG 3,599 214,622
Bayerische Motoren Werke AG 1,221 121,447
Beiersdorf AG 376 44,653
Brenntag Se 413 41,236
Carl Zeiss Meditec AG 110 24,496
Continental AG
(a)
413 56,124
Daimler AG 3,149 281,102
Deutsche Bank AG
(a)
7,459 94,269
Deutsche Boerse AG 661 110,322
Deutsche Post AG 3,677 249,010
Deutsche Telekom AG 12,225 253,774
Deutsche Wohnen SE 1,366 85,266
E.ON SE 8,301 102,095
Evonik Industries AG 610 21,194
Fresenius Medical Care AG & Co. KGaA 709 55,942
Fresenius SE & Co. KGaA 1,529 80,356
Hannover Rueck SE 232 39,037
HeidelbergCement AG 468 41,499
Hellofresh Se
(a)
526 49,325
Henkel AG & Co. KGaA 356 32,357
Infineon Technologies AG 4,911 187,137
Merck KGaA 489 100,112
MTU Aero Engines AG 184 46,059
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 544 147,013
Puma Se 323 39,642
RWE AG 2,300 81,847
SAP SE 4,075 583,915
Siemens AG 3,020 471,203
Siemens Energy AG
(a)
1,462 39,770
Siemens Healthineers AG
(c)
1,009 66,619
Symrise AG, Class A 485 71,486
Uniper SE 289 11,292
Vonovia SE 1,934 128,840
Zalando SE
(a)(c)
611 67,931
4,955,323
Hong Kong – 2.3%
AIA Group Ltd. 45,800 548,690

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Hong Kong – 2.3% (continued)
CK Asset Holdings Ltd. 8,000 54,509
CK Infrastructure Holdings Ltd. 1,500 9,062
CLP Holdings Ltd. 2,500 25,800
Hang Seng Bank Ltd. 2,200 42,210
Henderson Land Development Co. Ltd. 4,000 17,887
Hong Kong & China Gas Co. Ltd. 35,507 57,844
Hong Kong Exchanges & Clearing Ltd. 4,600 293,597
Jardine Matheson Holdings Ltd. 1,200 71,328
Link REIT
(b)
7,613 72,787
MTR Corp. Ltd. 6,500 38,517
New World Development Co. Ltd. 3,250 15,411
Power Assets Holdings Ltd. 7,000 45,218
Sun Hung KAI Properties Ltd. 6,500 93,094
Swire Properties Ltd. 6,200 17,632
Techtronic Industries Co. Ltd. 7,000 125,116
Wharf Real Estate Investment Co. Ltd. 4,000 22,571
1,551,273
Ireland – 0.6%
CRH PLC 2,991 149,849
Flutter Entertainment PLC
(a)
574 97,945
Kerry Group PLC, Class A 547 81,079
Kingspan Group PLC 539 58,610
387,483
Israel – 0.3%
Azrieli Group Ltd. 129 10,330
Bank Hapoalim BM
(a)
4,064 32,495
Bank Leumi Le-Israel BM
(a)
5,622 43,175
Elbit Systems Ltd. 88 11,662
ICL Group Ltd. 1,838 13,414
Mizrahi Tefahot Bank Ltd.
(a)
481 14,630
Nice Ltd.
(a)
236 66,199
Teva Pharmaceutical Industries Ltd.
(a)
4,065 39,898
231,803
Italy – 1.8%
Assicurazioni Generali SpA 4,606 92,031
Atlantia SpA
(a)
1,907 34,598
Davide Campari-Milano NV 1,519 21,363
ENEL SpA 29,035 267,863
ENI SpA 9,768 116,107
Ferrari NV 446 97,232
Finecobank Banca Fineco SpA
(a)
2,177 39,019
Infrastrutture Wireless Italiane SpA
(c)
772 8,732
Intesa Sanpaolo SpA 66,151 182,887
Moncler SpA 684 47,043
Nexi SpA
(a)(c)
1,296 27,785
Poste Italiane SpA
(c)
1,660 21,987
Recordati Industria Chimica e Farmaceutica SpA 429 26,545
Snam SpA 8,284 50,138
Telecom Italia SpA 42,894 18,865
Telecom Italia SpA -RSP 15,805 7,375
Terna Rete Elettrica Nazionale SpA 5,370 42,689
UniCredit SpA 8,017 96,092
1,198,351
Japan – 21.1%
Advantest Corp. 500 43,781
AEON Co. Ltd. 3,400 92,536
AGC, Inc. 500 21,253
Aisin Corp. 400 16,091
Ajinomoto Co., Inc. 2,100 53,308
ANA Holdings, Inc.
(a)
400 9,343
Asahi Group Holdings Ltd. 1,800 80,545
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 21.1% (continued)
Asahi Kasei Corp. 5,200 56,241
Astellas Pharma, Inc. 7,000 110,916
Bandai Namco Holdings, Inc. 500 32,169
Bridgestone Corp. 2,100 91,845
Canon, Inc. 3,900 88,714
Capcom Co. Ltd. 200 5,476
Central Japan Railway Co. 800 115,572
Chubu Electric Power Co., Inc. 3,200 38,385
Chugai Pharmaceutical Co. Ltd. 2,100 76,920
Cyberagent, Inc. 1,600 28,632
Daifuku Co. Ltd. 300 26,706
Dai-ichi Life Holdings, Inc. 3,900 71,497
Daiichi Sankyo Co. Ltd. 6,600 129,865
Daikin Industries Ltd. 1,200 247,818
Daito Trust Construction Co. Ltd. 200 23,399
Daiwa House Industry Co. Ltd. 3,000 91,435
Daiwa Securities Group, Inc. 5,600 29,288
Denso Corp. 1,900 129,529
Dentsu Group, Inc. 1,300 44,952
Disco Corp. 100 28,383
East Japan Railway Co. 1,500 99,499
Eisai Co. Ltd. 1,400 114,590
ENEOS Holdings, Inc. 12,400 51,916
FANUC Corp. 800 177,713
Fast Retailing Co. Ltd. 200 134,706
Fujifilm Holdings Corp. 1,600 114,165
Fujitsu Ltd. 1,100 186,073
GMO Payment Gateway, Inc. 100 12,811
Hamamatsu Photonics KK 300 16,592
Hankyu Hanshin Holdings, Inc. 1,300 38,200
Hitachi Ltd. 3,600 205,274
Hitachi Metals Ltd.
(a)
500 9,745
Honda Motor Co. Ltd. 6,800 216,423
Hoya Corp. 1,500 210,547
Hulic Co. Ltd. 1,800 20,386
INPEX Corp. 3,900 27,540
Isuzu Motors Ltd. 2,200 29,066
ITOCHU Corp. 5,300 156,078
ITOCHU Techno-Solutions Corp. 300 9,171
Japan Airlines Co. Ltd.
(a)
400 8,321
Japan Exchange Group, Inc. 1,800 40,691
Japan Post Holdings Co. Ltd. 5,600 47,407
Japan Real Estate Investment Corp.
(b)
4 25,039
Japan Tobacco, Inc. 3,900 76,046
JFE Holdings, Inc. 1,800 21,748
Kansai Electric Power Co., Inc. (The) 2,100 19,814
KAO Corp. 1,100 65,890
KDDI Corp. 5,700 173,052
KEIO Corp. 300 16,702
Keyence Corp. 700 387,408
Kikkoman Corp. 500 30,433
Kirin Holdings Co. Ltd. 3,500 63,781
Kobayashi Pharmaceutical Co. Ltd. 200 15,891
Kobe Bussan Co. Ltd. 300 10,073
Koei Tecmo Holdings Co. Ltd. 100 4,683
Koito Manufacturing Co. Ltd. 300 18,205
Komatsu Ltd. 3,600 92,796
Konami Holdings Corp. 200 11,007
Kose Corp. 100 15,718
Kubota Corp. 4,800 99,608
Kyocera Corp. 1,500 92,077
Kyowa Kirin Co. Ltd. 1,300 42,109

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 21.1% (continued)
Lasertec Corp. 200 37,303
Lixil Corp. 1,200 32,518
M3, Inc. 1,600 103,945
Makita Corp. 1,200 61,886
Marubeni Corp. 6,700 56,524
MEIJI Holdings Co. Ltd. 200 12,355
Mercari , Inc.
(a)
300 15,636
Minebea Mitsumi, Inc. 1,700 45,462
Misumi Group, Inc. 1,400 48,474
Mitsubishi Chemical Holdings Corp. 5,300 44,216
Mitsubishi Corp. 5,300 147,869
Mitsubishi Electric Corp. 8,500 114,314
Mitsubishi Estate Co. Ltd. 5,300 82,675
Mitsubishi HC Capital, Inc. 1,300 7,060
Mitsubishi Heavy Industries Ltd. 1,500 42,970
Mitsubishi UFJ Financial Group, Inc. 48,000 253,011
Mitsui & Co. Ltd. 5,900 134,370
Mitsui Fudosan Co. Ltd. 3,700 86,052
Mizuho Financial Group, Inc. 9,360 133,513
Monotaro Co. Ltd. 1,300 29,802
MS&AD Insurance Group Holdings, Inc. 1,800 55,435
Murata Manufacturing Co. Ltd. 2,200 181,212
NEC Corp. 1,200 60,574
Nexon Co. Ltd. 1,700 34,821
Nidec Corp. 2,000 223,052
Nihon M&a Center, Inc. 200 5,540
Nintendo Co. Ltd. 400 205,558
Nippon Building Fund, Inc.
(b)
4 25,804
Nippon Paint Holdings Co. Ltd. 5,400 68,490
Nippon ProLogis REIT, Inc.
(b)
13 43,353
Nippon Sanso Holdings Corp. 1,200 26,406
Nippon Steel Corp. 3,600 62,061
Nippon Telegraph & Telephone Corp. 4,900 125,123
Nissan Chemical Corp. 400 19,462
Nissan Motor Co. Ltd.
(a)
8,900 51,162
Nissin Foods Holdings Co. Ltd. 100 7,107
Nitori Holdings Co. Ltd. 200 37,913
Nitto Denko Corp. 300 22,141
Nomura Holdings, Inc. 10,900 54,435
Nomura Research Institute Ltd. 1,500 48,109
NTT Data Corp. 2,100 32,356
OBIC Co. Ltd. 200 35,025
Odakyu Electric Railway Co. Ltd. 1,600 37,934
Olympus Corp. 5,100 104,347
Omron Corp. 1,100 93,412
ONO Pharmaceutical Co. Ltd. 1,800 40,764
Oracle Corp. Japan 100 7,444
Oriental Land Co. Ltd. 1,100 149,841
ORIX Corp. 5,200 90,591
Osaka Gas Co. Ltd. 1,700 31,770
Otsuka Corp. 300 15,554
Otsuka Holdings Co. Ltd. 2,000 79,052
Pan Pacific International Holdings Corp. 2,200 45,764
Panasonic Corp. 8,900 105,867
Rakuten Group, Inc. 3,500 38,365
Recruit Holdings Co. Ltd. 6,600 338,509
Renesas Electronics Corp.
(a)
4,600 49,500
Resona Holdings, Inc. 9,000 33,712
Ricoh Co. Ltd. 2,100 22,789
ROHM Co. Ltd. 200 19,353
Secom Co. Ltd. 400 30,083
Sekisui Chemical Co. Ltd. 1,700 29,121
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Japan – 21.1% (continued)
Sekisui House Ltd. 3,000 59,057
Seven & i Holdings Co. Ltd. 3,100 137,502
SG Holdings Co. Ltd. 1,800 48,186
Sharp Corp. 500 7,617
Shimadzu Corp. 1,400 56,128
Shimano, Inc. 200 50,934
Shin-Etsu Chemical Co. Ltd. 1,600 258,770
Shionogi & Co. Ltd. 1,400 73,374
Shiseido Co. Ltd. 1,600 106,220
SMC Corp. 200 118,087
Softbank Corp. 5,400 70,335
SoftBank Group Corp. 5,100 317,710
Sompo Holdings, Inc. 1,500 61,913
Sony Group Corp. 5,000 518,223
Subaru Corp. 2,100 40,967
Sumitomo Chemical Co. Ltd. 4,800 24,798
Sumitomo Corp. 3,900 52,699
Sumitomo Electric Industries Ltd. 3,200 45,121
Sumitomo Metal Mining Co. Ltd. 1,300 52,332
Sumitomo Mitsui Financial Group, Inc. 5,300 178,437
Sumitomo Mitsui Trust Holdings, Inc. 1,500 49,148
Sumitomo Realty & Development Co. Ltd. 1,800 58,256
Suntory Beverage & Food Ltd. 400 13,977
Suzuki Motor Corp. 1,700 68,620
Sysmex Corp. 400 47,344
T&D Holdings, Inc. 2,000 25,476
Taisei Corp. 500 16,743
Takeda Pharmaceutical Co. Ltd. 5,600 187,874
TDK Corp. 300 34,005
Terumo Corp. 3,100 119,678
Toho Co. Ltd. 500 21,686
Tokio Marine Holdings, Inc. 2,200 104,437
Tokyo Electron Ltd. 500 204,647
Tokyo Gas Co. Ltd. 1,700 32,188
Tokyu Corp. 2,100 27,955
Toray Industries, Inc. 5,700 37,249
Toshiba Corp. 1,700 72,802
Toto Ltd. 400 20,556
Toyota Industries Corp. 700 58,296
Toyota Motor Corp. 9,400 839,790
Toyota Tsusho Corp. 500 23,417
Unicharm Corp. 1,600 63,883
West Japan Railway Co. 1,100 59,305
Yakult Honsha Co. Ltd. 400 23,544
Yamaha Corp. 400 21,977
Yamaha Motor Co. Ltd. 1,200 29,784
Yamato Holdings Co. Ltd. 1,500 43,052
Yaskawa Electric Corp. 1,300 63,727
Z Holdings Corp. 9,200 45,811
ZOZO, Inc. 300 10,182
13,976,278
Luxembourg – 0.2%
ArcelorMittal SA 2,588 90,147
Eurofins Scientific Se 435 52,016
142,163
Macau – 0.1%
Galaxy Entertainment Group Ltd.
(a)
10,000 67,815
Sands China Ltd.
(a)
8,400 28,698
96,513
Netherlands – 5.0%
Adyen NV
(a)(c)
108 293,208

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Netherlands – 5.0% (continued)
AKZO Nobel NV 770 95,050
Argenx Se
(a)
193 58,885
Asm International NV 97 34,380
ASML Holding NV 1,566 1,186,599
EXOR NV 354 29,124
HAL Trust 328 57,719
Heineken Holding NV 365 35,902
Heineken NV 896 104,335
ING Groep NV 14,754 189,754
Jde Peet's NV 101 3,399
Koninklijke Ahold Delhaize NV 3,960 123,006
Koninklijke DSM NV 687 138,449
Koninklijke KPN NV 12,090 39,683
Koninklijke Philips NV 3,415 157,485
NN Group NV 1,223 60,808
Royal Dutch Shell PLC, Class A 15,326 307,524
Royal Dutch Shell PLC, Class B 13,851 273,422
Wolters Kluwer NV 1,033 117,691
3,306,423
New Zealand – 0.2%
Auckland International Airport Ltd.
(a)
5,281 26,686
Fisher & Paykel Healthcare Corp. Ltd. 2,013 44,327
Mercury NZ Ltd. 1,891 8,724
Meridian Energy Ltd. 5,455 19,874
Spark New Zealand Ltd. 8,068 26,663
126,274
Norway – 0.6%
AKER BP ASA 361 9,754
DNB Bank ASA 3,434 70,372
Equinor ASA 3,962 77,331
Gjensidige Forsikring ASA 691 15,822
Mowi ASA 1,725 43,970
Norsk Hydro ASA 5,905 39,287
Orkla ASA 3,272 29,739
Salmar ASA 173 11,479
Schibsted ASA, Class A 272 14,421
Schibsted ASA, Class B 344 15,902
Telenor ASA 2,268 39,379
Tomra Systems ASA 377 21,797
389,253
Poland – 0.2%
Allegro.Eu SA
(a)(c)
1,042 17,890
Dino Polska SA
(a)(c)
219 17,537
KGHM Polska Miedz SA 400 20,219
Polski Koncern Naftowy ORLEN SA 902 17,089
Polskie Gornictwo Naftowe i Gazownictwo SA 5,045 8,237
Powszechna Kasa Oszczednosci Bank Polski SA
(a)
2,575 25,309
Powszechny Zaklad Ubezpieczen SA
(a)
1,870 18,263
Santander Bank Polska SA
(a)
90 5,992
130,536
Portugal – 0.1%
EDP - Energias de Portugal SA 9,850 51,124
Russia – 0.1%
Coca-Cola HBC AG 703 26,576
Evraz PLC 940 8,027
34,603
Saudi Arabia – 0.2%
Delivery Hero SE
(a)(c)
688 102,958
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Singapore – 1.0%
Ascendas Real Estate Investment Trust
(b)
10,896 25,106
Capitaland Integrated Commercial Trust
(b)
16,300 25,881
CapitaLand Ltd. 10,700 31,845
DBS Group Holdings Ltd. 7,063 158,619
Genting Singapore Ltd. 21,000 12,562
Great Eastern Holdings Ltd. 100 1,596
Jardine Cycle & Carriage Ltd. 100 1,514
Keppel Corp. Ltd. 2,900 11,758
Mapletree Industrial Trust
(b)
211 467
Mapletree Logistics Trust
(b)
7,400 11,531
Oversea-Chinese Banking Corp. Ltd. 15,619 141,875
Singapore Airlines Ltd.
(a)
5,700 21,468
Singapore Exchange Ltd. 3,300 28,952
Singapore Technologies Engineering Ltd. 6,700 19,841
Singapore Telecommunications Ltd. 21,600 36,210
United Overseas Bank Ltd. 5,700 110,624
639,849
South Africa – 0.4%
Anglo American PLC 5,237 232,309
Spain – 2.2%
Aena SME SA
(a)(c)
275 43,762
Amadeus IT Group SA
(a)
1,696 111,094
Banco Bilbao Vizcaya Argentaria SA 24,980 160,281
Banco Santander SA 65,118 238,407
CaixaBank SA 14,358 42,649
Cellnex Telecom SA
(c)
2,004 130,556
EDP Renovaveis SA 719 16,881
Endesa SA 1,164 28,309
Ferrovial SA 1,887 55,940
Grifols SA 1,452 36,915
Iberdrola SA 21,878 263,580
Industria de Diseno Textil SA 4,011 135,981
Naturgy Energy Group SA 1,219 31,497
Repsol SA 4,685 51,227
Siemens Gamesa Renewable Energy SA
(a)
540 15,048
Telefonica SA 21,257 97,449
1,459,576
Sweden – 3.6%
ALFA Laval AB 1,092 45,614
ASSA Abloy AB, Class B 3,761 120,688
Atlas Copco AB, Class A 2,447 165,520
Atlas Copco AB, Class B 1,491 84,721
Boliden AB 849 33,105
Electrolux AB, Class B, Series B 757 19,866
Embracer Group AB, Class B
(a)
1,060 27,436
Epiroc AB, Class A 2,275 53,146
Epiroc AB, Class B 1,420 28,551
EQT AB 808 38,972
Essity AB, Class A 200 6,520
Essity AB, Class B 2,294 75,053
Evolution AB
(c)
611 106,491
Fastighets AB Balder, Class B
(a)
354 24,472
Hennes & Mauritz AB, Class B
(a)
2,951 61,777
Hexagon AB, Class B 7,456 123,485
ICA Gruppen AB 416 20,573
Industrivarden AB, Class A 589 23,521
Industrivarden AB, Class C 609 23,336
Indutrade AB 629 20,528
Investment AB Latour , Class B 450 17,594
Investor AB, Class A 1,908 47,456

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
Sweden – 3.6% (continued)
Investor AB, Class B 6,894 170,906
Kinnevik AB, Class B 3 131
L E Lundbergforetagen AB, Class B 254 18,138
Lifco AB, Class B 614 18,026
Lundin Energy AB 576 17,968
Nibe Industrier AB, Class B 5,298 63,299
Sagax AB, Class B 211 7,416
Sagax AB, Class D 811 3,228
Sandvik AB 4,192 109,281
Sinch AB
(a)(c)
1,890 38,199
Skandinaviska Enskilda Banken AB, Class A 6,106 82,711
Skandinaviska Enskilda Banken AB, Class C 192 2,602
Skanska AB, Class B 1,311 37,026
SKF AB, Class A 128 3,407
SKF AB, Class B 1,362 36,218
Svenska Cellulosa AB SCA, Class A 214 4,034
Svenska Cellulosa AB SCA, Class B 2,199 40,892
Svenska Handelsbanken AB, Class A 5,761 65,015
Svenska Handelsbanken AB, Class B 247 2,971
Swedbank AB, Class A 3,355 65,415
Swedish Match AB 6,480 58,051
Tele2 AB, Class B 1,817 26,704
Telefonaktiebolaget LM Ericsson, Class A 341 3,971
Telefonaktiebolaget LM Ericsson, Class B 9,908 113,853
Telia Co. AB 9,962 43,754
Volvo AB, Class A 867 21,080
Volvo AB, Class B 6,214 146,429
2,369,150
Switzerland – 9.3%
ABB Ltd. 7,293 266,597
Alcon, Inc. 1,851 134,796
Barry Callebaut AG 13 32,934
Chocoladefabriken Lindt & Spruengli AG 5 55,997
CIE Financiere Richemont SA, Class A 1,976 252,914
Credit Suisse Group AG 8,487 85,273
EMS- Chemie Holding AG 29 32,126
Geberit AG 142 116,539
Givaudan SA 32 159,665
Holcim Ltd. 1,840 107,805
Kuehne + Nagel International AG 217 73,171
Logitech International SA 615 67,220
Lonza Group AG 285 221,761
Nestle SA 10,713 1,357,004
Novartis AG 9,009 833,802
Partners Group Holding AG 71 121,310
Roche Holding AG 2,591 1,001,607
Roche Holding AG, BR 106 45,497
Schindler Holding AG 71 22,108
Schindler Holding AG PC 158 51,115
SGS SA 19 61,489
Sika AG 527 185,552
Sonova Holding AG 211 82,859
STMicroelectronics NV 2,330 95,431
Straumann Holding AG 39 72,294
Swatch Group AG (The) 214 13,896
Swatch Group AG (The), BR 106 35,404
Swiss Life Holding AG 127 65,581
Swisscom AG 93 55,925
UBS Group AG 14,467 238,483
Zurich Insurance Group AG 571 230,467
6,176,622
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United Kingdom – 10.2%
3i Group PLC 3,715 66,088
Admiral Group PLC 897 42,403
Ashtead Group PLC 1,731 129,625
Associated British Foods PLC 1,364 38,062
AstraZeneca PLC
(d)
5,379 618,339
Aveva Group PLC 446 24,357
Aviva PLC 15,021 80,886
BAE Systems PLC 12,088 96,806
Barclays PLC 60,504 146,793
BP PLC 75,767 304,651
British American Tobacco PLC 8,427 314,060
BT Group PLC, Class A
(a)
33,342 80,476
Bunzl PLC 1,024 37,956
CK Hutchison Holdings Ltd. 9,000 65,781
CNH Industrial NV 3,588 59,820
Coca-Cola European Partners PLC 809 50,207
Compass Group PLC
(a)
6,706 141,813
Croda International PLC 468 54,788
Diageo PLC 8,706 432,187
Entain PLC
(a)
2,058 51,976
Experian PLC 3,441 151,563
GlaxoSmithKline PLC 17,466 344,297
Halma PLC 1,545 62,058
HSBC Holdings PLC 77,257 426,918
Imperial Brands PLC 3,598 77,138
InterContinental Hotels Group PLC
(a)
637 42,077
Intertek Group PLC 562 40,288
JD Sports Fashion PLC 1,545 19,268
Just Eat Takeaway.com NV
(a)(c)
558 49,533
Legal & General Group PLC 23,452 85,234
Lloyds Banking Group PLC 264,237 167,655
London Stock Exchange Group PLC 1,141 118,821
National Grid PLC 14,445 185,593
NatW est Group PLC 20,124 56,630
Next PLC
(a)
467 51,177
Ocado Group PLC
(a)
2,047 52,794
Persimmon PLC 1,129 45,584
Prudential PLC 9,819 185,188
Reckitt Benckiser Group PLC 2,737 210,172
RELX PLC 7,595 223,232
Rentokil Initial PLC 7,019 55,313
Rolls-Royce Holdings PLC
(a)
31,689 43,931
Schroders PLC 446 22,677
Schroders PLC 89 3,162
Segro PLC
(b)
4,191 70,943
Smith & Nephew PLC 3,554 72,242
Spirax-Sarco Engineering PLC 269 56,138
SSE PLC
(d)
3,923 78,843
Standard Chartered PLC 10,738 64,496
Tesco PLC 15,562 50,413
Unilever PLC 9,719 560,917
Vodafone Group PLC 101,197 163,465
WPP PLC 4,770 61,677
6,736,511
United States – 1.4%
Ferguson PLC 882 123,733
James Hardie Industries PLC 1,830 61,513
Schneider Electric SE 2,018 338,123
Stellantis NV 7,995 153,489
Swiss RE AG 1,105 100,002
Tenaris SA 1,276 12,976

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.1% (continued)
United States – 1.4% (continued)
Waste Connections, Inc. 1,003 126,987
916,823
Zambia – 0.1%
First Quantum Minerals Ltd. 1,733 37,094
Total Common Stocks (cost $52,674,833) 65,599,834
Preferred Stocks – 0.6%
Germany – 0.6%
Bayerische Motoren Werke AG, 4.71% 200 17,170
Henkel AG & Co. KGaA , 2.14% 679 68,825
Porsche Automobil Holding SE, 2.87% 468 50,656
Sartorius AG, 0.20% 128 77,379
Volkswagen AG, 3.54% 691 168,384
382,414
Spain – 0.0%
Grifols SA, Class B, 5.66% 398 6,173
Total Preferred Stocks (cost $302,920) 388,587
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $8,047) 8,047 8,047
Investment of Cash Collateral for Securities Loaned – 1.0%
Registered Investment Companies – 1.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(e)(f)
(cost $683,191) 683,191 683,191
Total Investments (cost $53,668,991) 100.7% 66,679,659
Liabilities, Less Cash and Receivables (0.7)% (477,675)
Net Assets 100.0% 66,201,984
BR—Bearer Shares
PC—Participation Certificate
REIT—Real Estate Investment Trust
RSP— Risparmio Savings Shares
(a)
Non-income producing security.
(b)
Investment in a real estate investment trust.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $1,239,496 or 1.87% of net assets.
(d)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $646,036 and the value of the collateral was $683,191, consisting of cash collateral.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of July 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 1 9/17/2021 116,877 115,970 (907)

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 96.9%
Brazil – 3.5%
Ambev SA 26,700 86,474
Atacadao SA 3,000 11,156
B3 SA - Brasil Bolsa Balcao 35,100 104,473
Banco Bradesco SA 7,480 30,227
Banco BTG Pactual SA 5,600 31,715
Banco do Brasil SA 8,400 51,522
Banco Inter SA 2,500 34,393
BB Seguridade Participacoes SA 4,500 18,675
Centrais Eletricas Brasileiras SA 1,700 13,086
Cia Siderurgica Nacional SA 3,400 30,842
Hapvida Participacoes e Investimentos SA
(a)
5,800 16,035
Itausa - Investimentos Itau SA 7,100 15,808
Localiza Rent A Car SA 3,700 44,763
Magazine Luiza SA 16,000 64,036
Natura & Co. Holding SA
(b)
4,900 50,855
Notre Dame Intermedica Participacoes SA 2,800 43,514
Petroleo Brasileiro SA 21,400 114,752
Raia Drogasil SA 5,500 27,024
Rede D'or Sao Luiz SA
(a)
2,400 32,295
Suzano SA
(b)
4,100 43,293
Telefonica Brasil SA 1,400 11,190
Vale SA 19,400 413,472
WEG SA 8,400 58,425
1,348,025
Chile – 0.4%
AntarChile SA 436 3,999
Banco de Chile 267,300 24,479
Banco de Credito e Inversiones SA 289 11,919
Banco Santander Chile 312,603 15,426
Cencosud SA 5,152 9,344
Empresas CMPC SA 7,779 16,810
Empresas COPEC SA 2,109 18,202
Enel Americas SA 122,340 17,002
Enel Chile SA 123,437 6,407
Falabella SA 4,569 17,761
141,349
China – 34.5%
360 Security Technology, Inc., Class A
(b)
2,200 4,069
AECC Aviation Power Co. Ltd., Class A 1,100 9,345
Agricultural Bank of China Ltd., Class A 64,800 29,408
Agricultural Bank of China Ltd., Class H 169,000 56,325
Airtac International Group 1,000 32,147
Alibaba Group Holding Ltd.
(b)
82,480 2,005,960
Alibaba Health Information Technology Ltd.
(b)
22,000 34,198
Aluminum Corp. of China Ltd., Class A
(b)
4,900 4,531
Aluminum Corp. of China Ltd., Class H
(b)
24,000 14,639
Anhui Conch Cement Co. Ltd., Class A 2,400 13,159
Anhui Conch Cement Co. Ltd., Class H 6,500 31,073
Anhui Gujing Distillery Co. Ltd., Class A 200 5,758
Anhui Gujing Distillery Co. Ltd., Class B 600 8,107
ANTA Sports Products Ltd. 6,000 130,713
Asymchem Laboratories Tianjin Co. Ltd., Class A 100 6,152
Autohome, Inc., Class A
(b)
1,200 13,944
Avary Holding Shenzhen Co. Ltd., Class A 500 2,855
Baidu, Inc., Class A
(b)
12,100 246,322
Bank of Beijing Co. Ltd., Class A 19,400 12,891
Bank of China Ltd., Class A 30,400 14,079
Bank of China Ltd., Class H 410,000 142,449
Bank of Communications Co. Ltd., Class A 15,500 10,275
Bank of Communications Co. Ltd., Class H 116,000 67,171
Bank of Hangzhou Co. Ltd., Class A 1,800 3,373
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 34.5% (continued)
Bank of Jiangsu Co. Ltd., Class A 5,200 5,042
Bank of Nanjing Co. Ltd., Class A 3,400 4,597
Bank of Ningbo Co. Ltd., Class A 4,000 20,073
Bank of Shanghai Co. Ltd., Class A 6,800 7,531
Baoshan Iron & Steel Co. Ltd., Class A 10,000 12,267
BeiGene Ltd.
(b)
2,600 61,460
Beijing New Building Materials PLC, Class A 600 3,016
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 100 4,245
Bilibili, Inc., Class Z
(b)
1,200 102,764
BOC Hong Kong Holdings Ltd. 20,000 64,340
BOE Technology Group Co. Ltd., Class A 18,900 16,803
BOE Technology Group Co. Ltd., Class B 600 296
BYD Co. Ltd., Class A 600 24,600
BYD Co. Ltd., Class H 4,500 138,396
Byd Electronic International Co. Ltd. 3,500 17,700
Cansino Biologics, Inc., Class H
(a),(b)
200 8,467
CGN Power Co. Ltd., Class H
(a)
103,000 22,267
Changchun High & New Technology Industry
Group, Inc., Class A 200 9,472
China CITIC Bank Corp. Ltd., Class H 74,000 33,138
China Coal Energy Co. Ltd., Class A 3,600 4,054
China Coal Energy Co. Ltd., Class H 7,000 4,207
China Construction Bank Corp., Class A 4,000 3,569
China Construction Bank Corp., Class H 542,000 378,016
China CSSC Holdings Ltd., Class A 1,000 2,291
China Eastern Airlines Corp. Ltd., Class A
(b)
8,600 5,874
China Eastern Airlines Corp. Ltd., Class H
(b)
4,000 1,462
China Everbright Bank Co. Ltd., Class A 12,700 6,491
China Everbright Bank Co. Ltd., Class H 26,000 8,866
China Evergrande Group 15,000 10,153
China Feihe Ltd.
(a)
17,000 32,638
China Galaxy Securities Co. Ltd., Class A 2,000 2,952
China Galaxy Securities Co. Ltd., Class H 17,500 9,143
China Gas Holdings Ltd. 13,000 40,148
China Hongqiao Group Ltd. 12,000 15,905
China International Capital Corp. Ltd., Class H
(a)
6,800 15,645
China Life Insurance Co. Ltd., Class H 45,000 75,162
China Mengniu Dairy Co. Ltd. 16,000 86,782
China Merchants Bank Co. Ltd., Class A 8,000 57,618
China Merchants Bank Co. Ltd., Class H 22,000 167,593
China Merchants Securities Co. Ltd., Class H
(a)
5,600 7,624
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 300 435
China Minsheng Banking Corp. Ltd., Class A 3,000 1,849
China Minsheng Banking Corp. Ltd., Class H 37,500 15,249
China Molybdenum Co. Ltd., Class A 11,500 12,308
China Molybdenum Co. Ltd., Class H 12,000 8,771
China National Nuclear Power Co. Ltd., Class A 16,200 12,044
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,300 9,605
China Overseas Land & Investment Ltd. 18,500 38,804
China Pacific Insurance Group Co. Ltd., Class A 3,500 14,106
China Pacific Insurance Group Co. Ltd., Class H 14,200 40,017
China Petroleum & Chemical Corp., Class A 18,400 11,371
China Petroleum & Chemical Corp., Class H 126,000 57,721
China Railway Group Ltd., Class A 23,100 18,856
China Railway Group Ltd., Class H 4,000 1,853
China Resources Beer Holdings Co. Ltd. 8,000 59,862
China Resources Gas Group Ltd. 4,000 24,655
China Resources Land Ltd. 16,000 53,531
China Resources Mixc Lifestyle Services Ltd.
(a)
3,600 21,796

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 34.5% (continued)
China Shenhua Energy Co. Ltd., Class A 3,400 8,953
China Shenhua Energy Co. Ltd., Class H 17,500 33,103
China Southern Airlines Co. Ltd., Class A
(b)
7,500 6,215
China Southern Airlines Co. Ltd., Class H
(b)
14,000 7,368
China Tourism Group Duty Free Corp. Ltd., Class
A 900 33,595
China Vanke Co. Ltd., Class A 4,900 15,680
China Vanke Co. Ltd., Class H 8,500 22,149
China Yangtze Power Co. Ltd., Class A 11,700 34,431
China Zheshang Bank Co. Ltd., Class A 6,700 3,757
China Zheshang Bank Co. Ltd., Class H 8,000 3,480
Chongqing Brewery Co.
(b)
200 4,786
Chongqing Changan Automobile Co. Ltd., Class A 3,220 9,177
Chongqing Changan Automobile Co. Ltd., Class B 2,380 1,583
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,000 3,406
CITIC Securities Co. Ltd., Class A 5,900 20,644
CITIC Securities Co. Ltd., Class H 11,000 24,488
CNPC Capital Co. Ltd., Class A 4,400 3,496
Country Garden Holdings Co. Ltd. 45,858 44,848
Country Garden Services Holdings Co. Ltd. 9,000 73,020
CSPC Pharmaceutical Group Ltd. 51,760 69,802
Ecovacs Robotics Co. Ltd., Class A 200 5,297
ENN Energy Holdings Ltd. 4,500 94,097
Evergrande Property Services Group Ltd.
(a),(b)
9,600 6,819
Focus Media Information Technology Co. Ltd.,
Class A 7,000 8,132
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 1,820 32,316
Fosun International Ltd. 11,000 14,551
Founder Securities Co. Ltd., Class A
(b)
4,700 6,392
Fuyao Glass Industry Group Co. Ltd., Class A 1,100 8,229
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
2,800 17,799
Gan & Lee Pharmaceuticals Co. Ltd., Class A 200 2,246
Ganfeng Lithium Co. Ltd., Class A 300 9,045
Ganfeng Lithium Co. Ltd., Class H
(a)
1,000 21,451
Gds Holdings Ltd., Class A
(b)
5,000 37,800
Geely Automobile Holdings Ltd. 32,000 106,856
GF Securities Co. Ltd., Class A 4,000 9,547
GF Securities Co. Ltd., Class H 7,000 9,944
Gigadevice Semiconductor Beijing, Inc., Class A 280 9,977
GoerTek, Inc., Class A 1,300 7,674
Gongniu Group Co. Ltd., Class A 100 2,864
Great Wall Motor Co. Ltd., Class A 200 1,881
Great Wall Motor Co. Ltd., Class H 19,000 91,318
Greenland Holdings Corp. Ltd., Class A 7,665 5,129
Guangdong Haid Group Co. Ltd., Class A 700 6,809
Guangdong Investment Ltd. 14,000 19,601
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A 200 3,434
Guosen Securities Co. Ltd., Class A 3,000 4,916
Guotai Junan Securities Co. Ltd., Class A 4,200 10,558
Guotai Junan Securities Co. Ltd., Class H
(a),(b)
4,200 5,280
Haidilao International Holding Ltd.
(a)
5,000 18,787
Haier Smart Home Co. Ltd., Class A 3,600 13,929
Haier Smart Home Co. Ltd., Class H 12,800 43,813
Haitong Securities Co. Ltd., Class A 7,100 12,141
Haitong Securities Co. Ltd., Class H 18,000 14,824
Hangzhou First Applied Material Co. Ltd., Class A 300 6,229
Hansoh Pharmaceutical Group Co. Ltd.
(a)
6,000 21,502
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,200 4,773
Hengli Petrochemical Co. Ltd., Class A 3,000 13,564
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 34.5% (continued)
Hengten Networks Group Ltd.
(b)
12,000 5,281
Huadong Medicine Co. Ltd., Class A 600 3,298
Hualan Biological Engineering, Inc., Class A 1,700 9,687
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 2,668
Huatai Securities Co. Ltd., Class A 5,700 12,748
Huatai Securities Co. Ltd., Class H
(a)
8,600 11,399
Huaxia Bank Co. Ltd., Class A 14,100 11,968
Huayu Automotive Systems Co. Ltd., Class A 2,000 5,982
Huazhu Group Ltd.
(b)
8,000 35,516
Hundsun Technologies, Inc., Class A 560 4,832
Iflytek Co. Ltd., Class A 1,000 9,076
Industrial & Commercial Bank of China Ltd.,
Class A 45,700 32,490
Industrial & Commercial Bank of China Ltd.,
Class H 411,000 228,474
Industrial Bank Co. Ltd., Class A 8,900 24,358
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 16,549
Innovent Biologics, Inc.
(a),(b)
5,000 50,990
JD Health International, Inc.
(a),(b)
2,000 21,477
JD.Com, Inc., Class A
(b)
10,000 355,930
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 6,736
Jiangsu Hengli Hydraulic Co. Ltd., Class A 444 6,723
Jiangsu Hengrui Medicine Co. Ltd., Class A 3,240 27,290
Jiangsu King's Luck Brewery JSC Ltd., Class A 700 4,458
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 17,672
Jiangxi Copper Co. Ltd., Class A 1,100 4,399
Jiangxi Copper Co. Ltd., Class H 6,000 12,585
KE Holdings, Inc., ADR
(b)
850 18,691
Kingdee International Software Group Co. Ltd.
(b)
14,000 43,597
Kuaishou Technology, Class B
(a),(b)
4,800 68,005
Kweichow Moutai Co. Ltd., Class A 600 156,033
Lenovo Group Ltd. 34,000 31,676
Li Auto, Inc., ADR
(b)
801 26,745
Li Ning Co Ltd. 12,000 126,467
Longfor Group Holdings Ltd.
(a)
9,000 41,982
LONGi Green Energy Technology Co. Ltd., Class A 2,240 29,810
Luxshare Precision Industry Co. Ltd., Class A 3,000 17,183
Luzhou Laojiao Co. Ltd., Class A 700 18,551
Meituan, Class B
(a),(b)
23,400 647,390
Microport Scientific Corp. 4,000 30,137
Midea Group Co. Ltd., Class A 2,700 26,560
Muyuan Foods Co. Ltd., Class A 2,520 16,499
NARI Technology Co. Ltd., Class A 3,000 14,572
NAURA Technology Group Co. Ltd., Class A 200 13,382
NetEase, Inc. 11,500 230,112
New China Life Insurance Co. Ltd., Class A 1,000 6,268
New China Life Insurance Co. Ltd., Class H 4,700 12,852
New Hope Liuhe Co. Ltd., Class A
(b)
1,800 3,181
New Oriental Education & Technology Group,
Inc.
(b)
8,500 18,376
Ningxia Baofeng Energy Group Co. Ltd., Class A 1,000 2,430
Nio, Inc., ADR
(b)
7,611 340,059
Nongfu Spring Co. Ltd., Class H
(a)
8,400 43,237
Offcn Education Technology Co. Ltd., Class A
(b)
1,100 2,222
Oppein Home Group, Inc., Class A 100 2,228
People's Insurance Co. Group of China Ltd.
(The), Class H 43,000 13,335
PetroChina Co. Ltd., Class H 118,000 49,197
Pinduoduo, Inc., ADR
(b)
1,979 181,296

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 34.5% (continued)
Ping An Bank Co. Ltd., Class A 7,200 19,728
Ping An Healthcare And Technology Co. Ltd.
(a),(b)
3,100 28,921
Ping An Insurance Group Co. of China Ltd., Class
A 2,300 19,119
Ping An Insurance Group Co. of China Ltd., Class
H 31,000 271,856
Poly Developments and Holdings Group Co. Ltd.,
Class A
(b)
5,600 8,682
Pop Mart International Group Ltd.
(a)
1,100 8,054
Postal Savings Bank of China Co. Ltd., Class H
(a)
49,000 31,653
Rongsheng Petro Chemical Co. Ltd., Class A 3,600 10,371
SAIC Motor Corp. Ltd., Class A 4,300 12,215
Sanan Optoelectronics Co. Ltd., Class A 1,900 12,531
Sany Heavy Industry Co. Ltd., Class A 3,800 14,608
SDIC Power Holdings Co. Ltd., Class A 800 1,052
Seazen Holdings Co. Ltd., Class A 1,600 7,848
SF Holding Co. Ltd., Class A 1,900 17,395
Shaanxi Coal Industry Co. Ltd., Class A 5,600 9,689
Shandong Gold Mining Co. Ltd., Class H
(a)(c)
4,150 7,348
Shandong Linglong Tyre Co. Ltd., Class A 600 3,475
Shanghai Electric Group Co. Ltd., Class A 6,300 3,962
Shanghai Electric Group Co. Ltd., Class H 2,000 494
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 8,878
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,000 27,447
Shanghai International Airport Co. Ltd., Class A 200 1,194
Shanghai International Port Group Co. Ltd., Class
A 4,100 3,131
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
300 2,810
Shanghai Junshi Biosciences Co. Ltd., Class H
(a),(b)
400 2,692
Shanghai M&G Stationery, Inc., Class A 800 8,748
Shanghai Pudong Development Bank Co. Ltd.,
Class A 8,900 12,448
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 24,807
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 10,831
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
6,400 1,614
Shenzhen Overseas Chinese Town Co. Ltd., Class
A 3,400 3,397
Shenzhou International Group Holdings Ltd. 4,500 99,367
Shimao Property Holdings Ltd. 6,000 11,828
Silergy Corp. 400 53,853
Smoore International Holdings Ltd.
(a)
9,000 38,681
Sunac China Holdings Ltd.
(b)
15,000 38,894
Sunny Optical Technology Group Co. Ltd. 4,200 127,115
TAL Education Group, ADR
(b)
1,248 7,575
TCL Technology Group Corp., Class A 4,400 5,036
Tencent Holdings Ltd. 33,700 2,077,195
Tencent Music Entertainment Group, ADR
(b)
2,645 27,958
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,100 8,529
Tingyi Cayman Islands Holding Corp. 12,000 21,618
Tongwei Co. Ltd., Class A 2,100 14,058
Topchoice Medical Corp., Class A
(b)
100 4,886
Trip.Com Group Ltd.
(b)
2,600 71,932
Tsingtao Brewery Co. Ltd., Class A 800 9,947
Tsingtao Brewery Co. Ltd., Class H 2,000 15,776
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 200 5,919
Vipshop Holdings Ltd., ADR
(b)
2,246 37,351
Wanhua Chemical Group Co. Ltd., Class A 1,400 24,659
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
China – 34.5% (continued)
Weichai Power Co. Ltd., Class A 2,000 5,303
Weichai Power Co. Ltd., Class H 11,000 24,063
Will Semiconductor Ltd., Class A 100 4,679
Wingtech Technology Co. Ltd., Class A 600 10,159
Wuliangye Yibin Co. Ltd., Class A 1,800 61,545
Wuxi AppTec Co. Ltd., Class A 1,440 33,456
Wuxi AppTec Co. Ltd., Class H
(a)
1,800 39,793
Wuxi Biologics Cayman, Inc.
(a),(b)
18,500 282,099
Xinyi Solar Holdings Ltd. 24,266 48,712
Xpeng, Inc., ADR
(b)
952 38,585
Yihai International Holding Ltd. 2,000 12,032
Yonyou Network Technology Co. Ltd., Class A 100 555
Yum China Holdings, Inc. 2,428 150,997
Yunnan Baiyao Group Co. Ltd., Class A 800 12,265
Yunnan Energy New Material Co. Ltd., Class A 400 15,368
Zai Lab Ltd.
(b)
400 54,457
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 17,007
Zhejiang Chint Electrics Co. Ltd., Class A 900 5,904
Zhejiang Dahua Technology Co. Ltd., Class A 1,300 4,255
Zhejiang Huayou Cobalt Co. Ltd., Class A 500 10,145
Zhejiang NHU Co. Ltd., Class A 600 2,404
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 5,303
Zhongsheng Group Holdings Ltd. 3,000 27,563
Zhongtai Securities Co. Ltd., Class A 2,600 3,677
Zijin Mining Group Co. Ltd., Class A 4,600 7,303
Zijin Mining Group Co. Ltd., Class H 34,000 48,214
Zoomlion Heavy Industry Science and
Technology Co. Ltd. 2,800 3,300
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 3,800 3,266
ZTE Corp., Class A 1,400 8,413
ZTE Corp., Class H 4,200 14,971
Zto Express Cayman, Inc. 3,400 91,528
13,429,103
Colombia – 0.1%
Banco de Bogota SA 922 16,290
Bancolombia SA 2,124 14,892
Ecopetrol SA 19,703 13,422
Grupo Energia Bogota SA Esp 17,122 11,203
55,807
Czech Republic – 0.1%
CEZ AS 881 24,481
Egypt – 0.1%
Commercial International Bank Egypt SAE
(b)
8,436 30,671
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,208 22,031
Hong Kong – 0.3%
Orient Overseas International Ltd. 1,000 18,273
Sino Biopharmaceutical Ltd. 65,500 55,628
Xinyi Glass Holdings Ltd. 14,000 52,244
126,145
Hungary – 0.2%
OTP Bank Nyrt
(b)
1,205 65,158

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
India – 11.9%
Adani Enterprises Ltd. 1,358 25,918
Adani Green Energy Ltd.
(b)
1,417 16,801
Adani Ports & Special Economic Zone Ltd. 4,386 39,755
Adani Total Gas Ltd. 1,525 18,291
Adani Transmission Ltd.
(b)
1,545 18,550
Ambuja Cements Ltd. 4,490 24,808
Asian Paints Ltd. 2,525 100,384
Avenue Supermarts Ltd., Class A
(a),(b)
728 34,248
Axis Bank Ltd.
(b)
12,745 121,413
Bajaj Auto Ltd. 297 15,284
Bajaj Finance Ltd. 1,496 125,206
Bajaj Finserv Ltd. 233 44,531
Berger Paints India Ltd. 1,011 11,460
Bharat Petroleum Corp. Ltd. 4,972 29,766
Bharti Airtel Ltd. 14,266 107,673
Britannia Industries Ltd. 589 27,096
Cipla Ltd.
(b)
3,005 37,153
Coal India Ltd. 11,744 22,615
Dabur India Ltd. 2,083 16,815
Divi's Laboratories Ltd.
(b)
827 54,523
Dlf Ltd. 3,038 13,785
Dr Reddy's Laboratories Ltd. 771 48,812
Eicher Motors Ltd.
(b)
884 30,058
Gail India Ltd. 9,606 18,014
Godrej Consumer Products Ltd.
(b)
1,770 23,495
Grasim Industries Ltd. 2,389 49,804
Havells India Ltd. 1,173 18,500
HCL Technologies Ltd. 6,547 90,175
HDFC Asset Management Co. Ltd.
(a)
152 5,830
HDFC Life Insurance Co. Ltd.
(a)
3,700 33,017
Hero Motocorp Ltd. 708 26,291
Hindalco Industries Ltd. 8,504 50,831
Hindustan Unilever Ltd. 4,901 153,672
Housing Development Finance Corp. Ltd. 10,243 336,017
ICICI Bank Ltd. 28,931 265,342
ICICI Lombard General Insurance Co. Ltd.
(a)
1,238 24,551
ICICI Prudential Life Insurance Co. Ltd.
(a)
1,312 11,159
Indian Oil Corp. Ltd. 15,706 21,771
Indus Towers Ltd. 4,841 14,448
INFO Edge India Ltd. 358 25,088
Infosys Ltd. 20,243 438,102
Interglobe Aviation Ltd.
(a),(b)
625 13,836
ITC Ltd. 15,404 42,425
Jsw Steel Ltd. 7,000 69,323
Kotak Mahindra Bank Ltd.
(b)
6,109 135,849
Larsen & Toubro Infotech Ltd.
(a)
283 17,815
Larsen & Toubro Ltd. 4,077 87,739
Mahindra & Mahindra Ltd. 4,923 49,160
Maruti Suzuki India Ltd. 761 71,357
Motherson Sumi Systems Ltd.
(b)
6,340 19,966
Nestle India Ltd. 167 39,728
NTPC Ltd. 28,588 45,409
Oil & Natural Gas Corp. Ltd. 19,048 29,513
Pidilite Industries Ltd. 667 20,425
Power Grid Corp. of India Ltd. 18,565 42,698
Reliance Industries Ltd. 17,996 492,203
SBI Cards & Payment Services Ltd.
(b)
804 11,201
SBI Life Insurance Co. Ltd.
(a)
1,979 29,216
Shree Cement Ltd. 34 12,914
Siemens Ltd. 371 9,738
State Bank of India 9,697 56,268
Sun Pharmaceutical Industries Ltd. 6,218 64,670
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
India – 11.9% (continued)
Tata Consultancy Services Ltd. 5,748 244,662
Tata Consumer Products Ltd. 3,880 39,431
Tata Motors Ltd.
(b)
10,744 42,440
Tata Motors Ltd., Class A
(b)
1,903 3,574
Tata Steel Ltd. 4,199 80,933
Tech Mahindra Ltd. 3,864 62,806
Titan Co. Ltd. 2,566 59,122
Ultratech Cement Ltd. 731 74,846
Vedanta Ltd. 7,513 30,475
Wipro Ltd. 8,043 63,461
4,654,255
Indonesia – 1.2%
Astra International Tbk PT 113,100 36,911
Bank Central Asia Tbk PT 63,800 131,681
Bank Jago TBK PT
(b)
19,700 24,450
Bank Mandiri (Persero) Tbk PT 105,400 41,541
Bank Negara Indonesia (Persero) Tbk PT 40,200 13,287
Bank Rakyat Indonesia (Persero) Tbk PT 301,100 77,240
Bank Syariah Indonesia TBK PT
(b)
32,500 5,910
Barito Pacific Tbk PT 179,700 12,053
Chandra Asri Petrochemical Tbk PT 14,900 9,684
Charoen Pokphand Indonesia Tbk PT 42,800 18,126
Elang Mahkota Teknologi TBK PT
(b)
89,400 16,999
Gudang Garam Tbk PT 3,100 7,031
Indofood CBP Sukses Makmur Tbk PT 14,100 7,921
Telekomunikasi Indonesia (Persero) Tbk PT 278,500 62,392
Unilever Indonesia Tbk PT 18,000 5,252
United Tractors Tbk PT 100 135
470,613
Kuwait – 0.6%
Agility Public Warehousing Co. Ksc 7,201 23,636
Boubyan Bank Kscp
(b)
5,250 13,981
Kuwait Finance House Kscp 27,211 71,107
Mobile Telecommunications Co. Kscp 6,330 12,453
National Bank of Kuwait Sakp 44,372 132,053
253,230
Malaysia – 1.5%
Axiata Group BHD 28,900 25,544
CIMB Group Holdings BHD 38,200 40,282
Digi.com BHD 28,900 28,421
Genting BHD 12,200 13,617
Hap Seng Consolidated BHD 4,500 8,211
Hartalega Holdings BHD 7,400 12,345
Hong Leong Bank BHD 4,100 17,488
Hong Leong Financial Group BHD 700 2,860
IHH Healthcare BHD 17,000 22,720
IOI Corp. BHD 19,400 16,780
Kuala Lumpur Kepong BHD 3,000 13,166
Malayan Banking BHD 41,009 77,839
Maxis BHD 19,800 19,988
MISC BHD 2,000 3,175
Mr Diy Group M BHD
(a)
10,000 8,270
Nestle Malaysia BHD 400 12,607
Petronas Chemicals Group BHD 16,800 32,008
Petronas Dagangan BHD 1,700 7,412
Petronas Gas BHD 4,600 16,612
PPB Group BHD 3,300 14,154
Press Metal Aluminium Holdings BHD 10,400 11,879
Public Bank BHD 82,700 77,997
RHB Bank BHD 11,690 14,155
Sime Darby Plantation BHD 12,900 10,393

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Malaysia – 1.5% (continued)
Telekom Malaysia BHD 11,900 16,750
Tenaga Nasional BHD 11,800 26,955
Top Glove Corp. BHD 26,800 25,276
576,904
Mexico – 1.7%
America Movil SAB de CV, Series L 139,000 116,536
Arca Continental SAB de CV 1,500 9,176
Becle SAB de CV 1,600 3,994
Cemex SAB de CV
(b)
78,600 64,116
Fomento Economico Mexicano SAB de CV 10,200 89,116
Grupo Bimbo SAB de CV, Series A 5,100 11,741
Grupo Carso SAB de CV, Series A 2,900 9,425
Grupo Elektra SAB de CV 335 27,240
Grupo Financiero Banorte SAB de CV, Class O 14,500 94,026
Grupo Mexico SAB de CV, Series B 19,600 89,989
Grupo Televisa Sab, Series C 14,800 40,191
Wal-Mart de Mexico SAB de CV 27,800 91,801
647,351
Peru – 0.1%
Credicorp Ltd.
(b)
348 35,134
Philippines – 0.6%
Ayala Corp. 1,590 23,221
Ayala Land, Inc. 27,700 18,121
Bank of The Philippine Islands 9,940 16,008
BDO Unibank, Inc. 7,680 15,672
Globe Telecom, Inc. 270 10,047
International Container Terminal Services, Inc. 4,730 14,715
JG Summit Holdings, Inc. 19,162 21,468
Manila Electric Co. 2,170 11,504
PLDT, Inc. 380 9,313
San Miguel Corp. 2,550 5,306
San Miguel Food and Beverage, Inc. 2,030 3,391
SM Investments Corp. 2,945 53,645
SM Prime Holdings, Inc. 60,900 38,318
Universal Robina Corp. 3,640 9,226
249,955
Qatar – 0.6%
Industries Qatar QSC 11,944 43,794
Masraf Al Rayan QSC 20,421 24,229
Mesaieed Petrochemical Holding Co. 15,374 8,073
Ooredoo QPSC 2,891 5,630
Qatar Islamic Bank SAQ 5,247 24,815
Qatar National Bank QPSC 27,000 134,963
241,504
Russia – 3.1%
Alrosa PJSC 14,680 26,009
Gazprom PJSC 68,420 266,354
LUKOIL PJSC 2,071 177,830
MMC Norilsk Nickel PJSC 338 116,813
Novatek PJSC 5,535 123,491
Novolipetsk Steel PJSC 4,350 15,370
Polyus PJSC 172 32,948
Rosneft Oil Co. PJSC 13,520 100,326
Sberbank of Russia PJSC 59,440 248,907
Severstal PAO 697 17,033
Surgutneftegas PJSC 51,900 23,059
Tatneft PJSC 9,578 63,925
1,212,065
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Saudi Arabia – 2.6%
Al Rajhi Bank 7,018 207,711
Almarai Co. JSC 852 13,335
Banque Saudi Fransi 3,115 30,690
Dr Sulaiman Al Habib Medical Services Group
Co. 441 20,154
Riyad Bank 7,349 51,340
Sabic Agri-Nutrients Co. 1,314 45,057
Saudi Arabian Mining Co.
(b)
2,361 44,004
Saudi Arabian Oil Co.
(a)
11,396 105,896
Saudi Basic Industries Corp. 4,886 157,638
Saudi British Bank (The)
(b)
1,992 16,359
Saudi Electricity Co. 4,148 28,646
Saudi National Bank (The) 10,684 156,682
Saudi Telecom Co. 3,500 125,053
1,002,565
South Africa – 3.2%
ABSA Group Ltd.
(b)
3,390 31,616
Anglo American Platinum Ltd. 266 34,865
Bid Corp. Ltd.
(b)
1,930 42,428
Capitec Bank Holdings Ltd. 446 49,596
Firstrand Ltd. 29,247 108,681
Gold Fields Ltd. 5,613 54,999
Impala Platinum Holdings Ltd. 4,421 79,787
Kumba Iron Ore Ltd. 380 20,210
MTN Group Ltd.
(b)
10,735 77,353
Naspers Ltd., Class N 2,423 467,416
Northam Platinum Ltd.
(b)
2,092 33,043
Sanlam Ltd. 11,963 47,333
Sasol Ltd.
(b)
3,219 48,230
Sibanye Stillwater Ltd. 15,972 69,647
Standard Bank Group Ltd. 7,048 59,525
Vodacom Group Ltd. 3,507 31,319
1,256,048
South Korea – 13.8%
Amorepacific Corp. 170 32,736
Celltrion Healthcare Co. Ltd.
(b)
444 41,457
Celltrion, Inc.
(b)
551 121,433
CJ Cheiljedang Corp. 48 19,530
Hana Financial Group, Inc. 1,730 65,350
Hanon Systems 946 12,830
Hanwha Solutions Corp.
(b)
504 17,132
Hmm Co. Ltd.
(b)
1,498 52,093
HYBE Co. Ltd.
(b)
89 22,400
Hyundai Glovis Co. Ltd. 130 21,982
Hyundai Mobis Co. Ltd. 372 86,188
Hyundai Motor Co. 797 151,051
Hyundai Steel Co. 509 23,896
Industrial Bank of Korea 1,737 15,554
Kakao Corp. 1,710 218,535
KB Financial Group, Inc. 2,195 97,895
KIA Corp. 1,526 110,909
Korea Electric Power Corp. 1,322 28,618
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
(b)
276 31,313
Korea Zinc Co. Ltd. 53 25,204
Korean Air Lines Co. Ltd.
(b)
897 23,317
KT Corp. 647 19,012
KT&G Corp. 697 49,870
Kumho Petrochemical Co. Ltd. 100 17,692
LG Chem Ltd. 259 189,592
LG Corp. 612 50,120

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
South Korea – 13.8% (continued)
LG Display Co. Ltd.
(b)
1,280 24,537
LG Electronics, Inc. 523 71,613
LG Household & Health Care Ltd. 51 64,689
LG Uplus Corp. 631 7,982
Lotte Chemical Corp. 62 13,987
Mirae Asset Securities Co. Ltd. 2,374 18,431
NAVER Corp. 823 310,168
NCSoft Corp. 91 65,189
Netmarble Corp.
(a)
145 17,459
POSCO 437 139,240
POSCO Chemical Co. Ltd. 190 25,438
Samsung Biologics Co. Ltd.
(a),(b)
86 66,542
Samsung C&T Corp. 550 67,659
Samsung Electro-Mechanics Co. Ltd. 333 55,584
Samsung Electronics Co. Ltd. 28,689 1,957,910
Samsung Fire & Marine Insurance Co. Ltd. 181 33,753
Samsung Life Insurance Co. Ltd. 480 31,464
Samsung SDI Co. Ltd. 301 193,907
Samsung SDS Co. Ltd. 214 33,954
Shinhan Financial Group Co. Ltd. 2,929 99,692
SK Biopharmaceuticals Co. Ltd.
(b)
111 11,484
SK Bioscience Co. Ltd.
(b)
100 14,823
SK Holdings Co. Ltd. 188 43,803
SK Hynix, Inc. 3,007 294,099
SK Innovation Co. Ltd.
(b)
330 72,584
SK Telecom Co. Ltd. 188 49,196
S-Oil Corp. 182 15,554
Woori Financial Group, Inc. 2,840 26,789
5,373,239
Taiwan – 14.1%
Accton Technology Corp. 3,000 34,972
Advantech Co. Ltd. 2,299 29,924
ASE Technology Holding Co. Ltd. 18,000 78,849
Asia Cement Corp. 14,000 25,932
Asustek Computer, Inc. 4,000 50,206
AU Optronics Corp. 50,000 36,921
Catcher Technology Co. Ltd. 4,000 26,462
Cathay Financial Holding Co. Ltd. 48,000 93,202
Chailease Holding Co. Ltd.
(b)
7,280 60,265
Chang Hwa Commercial Bank Ltd. 32,600 19,293
Cheng Shin Rubber Industry Co. Ltd. 14,000 21,577
China Development Financial Holding Corp. 81,000 40,840
China Steel Corp. 81,000 105,287
Chunghwa Telecom Co. Ltd. 21,000 86,358
CTBC Financial Holding Co. Ltd. 110,000 89,880
Delta Electronics, Inc. 11,000 112,891
E.Sun Financial Holding Co. Ltd. 71,817 68,055
Evergreen Marine Corp. Taiwan Ltd.
(b)
14,000 66,083
Far Eastern New Century Corp. 22,000 23,286
Far Eastone Telecommunications Co. Ltd. 6,000 13,002
Feng Tay Enterprise Co. Ltd. 3,600 29,737
First Financial Holding Co. Ltd. 57,950 47,143
Formosa Chemicals & Fibre Corp. 24,000 70,545
Formosa Petrochemical Corp. 9,000 31,314
Formosa Plastics Corp. 26,000 92,787
Fubon Financial Holding Co. Ltd. 42,000 112,641
Globalwafers Co. Ltd. 1,000 30,288
Hon Hai Precision Industry Co. Ltd. 71,000 279,278
Hotai Motor Co. Ltd. 2,000 42,196
Hua Nan Financial Holdings Co. Ltd. 44,417 30,654
Innolux Corp. 55,000 36,582
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Taiwan – 14.1% (continued)
Largan Precision Co. Ltd. 452 47,358
MediaTek, Inc. 9,000 292,866
Mega Financial Holding Co. Ltd. 66,000 78,119
Nan Ya Plastics Corp. 27,000 83,998
Nan Ya Printed Circuit Board Corp. 1,000 14,196
Nanya Technology Corp. 8,000 20,683
Novatek Microelectronics Corp. 3,000 54,819
Pegatron Corp. 12,000 28,879
President Chain Store Corp. 2,000 20,061
Quanta Computer, Inc. 18,000 49,755
Realtek Semiconductor Corp. 3,000 63,079
Shanghai Commercial & Savings Bank Ltd. (The) 24,000 35,831
Taishin Financial Holding Co. Ltd. 59,341 35,968
Taiwan Cement Corp. 27,200 51,161
Taiwan Cooperative Financial Holding Co. Ltd. 59,740 46,677
Taiwan High Speed Rail Corp. 12,000 13,023
Taiwan Mobile Co. Ltd. 6,000 22,314
Taiwan Semiconductor Manufacturing Co. Ltd. 105,000 2,177,722
Uni-President Enterprises Corp. 30,000 78,527
United Microelectronics Corp. 66,000 136,413
Vanguard International Semiconductor Corp. 5,000 20,651
Wan HAI Lines Ltd. 6,000 47,953
Win Semiconductors Corp. 2,000 24,745
Wiwynn Corp. 1,000 33,506
Yageo Corp. 2,000 40,050
Yang Ming Marine Transport Corp.
(b)
9,000 37,654
Yuanta Financial Holding Co. Ltd. 68,640 62,344
5,504,802
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,386 47,825
Thailand – 1.4%
Advanced INFO Service PCL, NVDR 5,100 27,853
Airports of Thailand PCL, NVDR 22,600 38,850
Bangkok Bank PCL, NVDR 4,100 12,786
Bangkok Dusit Medical Services PCL, NVDR 28,100 19,236
Bank of Ayudhya PCL, NVDR 11,100 9,541
Central Pattana PCL, NVDR 7,500 10,725
Central Retail Corp. PCL, NVDR 17,700 16,694
Charoen Pokphand Foods PCL, NVDR 23,800 18,827
CP ALL PCL, NVDR 25,400 45,595
Delta Electronics Thailand PCL, NVDR 2,500 44,421
Energy Absolute PCL, NVDR 9,900 17,922
Global Power Synergy PCL, NVDR 3,000 7,005
Gulf Energy Development PCL, NVDR 32,820 33,452
Home Product Center PCL, NVDR 25,000 10,116
Indorama Ventures PCL, NVDR 13,900 15,330
Intouch Holdings PCL, NVDR 9,000 17,662
Kasikornbank PCL, NVDR 6,600 20,683
Krung Thai Bank PCL, NVDR 11,600 3,565
Krungthai Card PCL, NVDR 4,000 7,515
Minor International PCL, NVDR
(b)
12,400 11,224
PTT Exploration & Production PCL, NVDR 6,500 20,370
PTT Global Chemical PCL, NVDR 8,900 15,367
PTT Oil & Retail Business PCL, NVDR 11,000 9,287
PTT PCL, NVDR 49,400 52,229
Scg Packaging PCL, NVDR 4,300 9,060
Siam Cement PCL (The), NVDR 1,700 21,413
Siam Commercial Bank PCL (The), NVDR 10,000 28,448
545,176

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.9% (continued)
Turkey – 0.2%
BIM Birlesik Magazalar AS 3,159 23,781
Enka Insaat ve Sanayi AS 7,318 8,047
Eregli Demir ve Celik Fabrikalari TAS 7,796 18,513
Ford Otomotiv Sanayi AS 180 3,693
KOC Holding AS 6,953 16,974
Sasa Polyester Sanayi As
(b)
1,033 3,537
74,545
United Arab Emirates – 0.8%
Abu Dhabi Commercial Bank PJSC 14,062 26,875
Abu Dhabi National Oil Co. For Distribution PJSC 11,043 13,108
Emirates NBD Bank PJSC 8,011 29,225
Emirates Telecommunications Group Co. PJSC 7,962 49,422
First Abu Dhabi Bank PJSC 25,019 112,931
International Holdings Co. PJSC
(b)
2,364 85,340
316,901
United States – 0.1%
JBS SA 5,000 31,183
Total Common Stocks (cost $29,490,641) 37,736,065
Preferred Stocks – 2.5%
Brazil – 1.3%
Banco Bradesco SA, 0.93% 28,050 132,536
Centrais Eletricas Brasileiras SA, Class B, 4.33% 1,200 9,386
Gerdau SA, 5.26% 5,600 33,673
Itau Unibanco Holding SA, 0.92% 27,600 162,047
Itausa - Investimentos Itau SA, 0.69% 26,500 57,561
Petroleo Brasileiro SA, 5.66% 23,800 124,570
519,773
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class B,
2.31% 780 37,257
Colombia – 0.0%
Bancolombia SA, 1.16% 1,896 13,637
Grupo Aval Acciones y Valores SA, 5.60% 14,027 3,716
17,353
Russia – 0.1%
Sberbank of Russia PJSC, 7.84% 4,890 19,333
Surgutneftegas PJSC, 18.48% 47,000 24,522
43,855
South Korea – 1.0%
Amorepacific Corp., 1.06% 24 1,655
CJ Cheiljedang Corp., 1.85% 22 4,026
Hyundai Motor Co., 3.83% 160 14,466
Hyundai Motor Co., 4.01% 35 3,006
Hyundai Motor Co., 3.72% 161 14,837
LG Chem Ltd., 2.59% 52 17,292
LG Corp., 4.01% 64 4,062
LG Electronics, Inc., 1.65% 233 15,435
LG Household & Health Care Ltd., 1.61% 16 9,348
Samsung Electro-Mechanics Co. Ltd., 1.40% 16 1,467
Samsung Electronics Co. Ltd., 1.93% 4,595 288,024
Samsung Fire & Marine Insurance Co. Ltd.,
5.43% 24 3,370
Samsung SDI Co. Ltd., 0.24% 10 3,830
SK Innovation Co. Ltd., 3.49% 10 1,456
382,274
Total Preferred Stocks (cost $657,824) 1,000,512
BNY Mellon Emerging Markets Equity ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 264
Total Corporate Bonds (cost $269) 264
Shares
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $64,288) 64,288 64,288
Total Investments (cost $30,213,022) 99.6% 38,801,129
Cash and Receivables (Net) 0.4% 137,902
Net Assets 100.0% 38,939,031
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $1,941,579 or 4.99% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $7,346 and the value of the collateral was $7,748, consisting of U.S. Government & Agency securities.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of July 31, 2021.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 4 9/17/2021 262,961 255,540 (7,421)

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.2%
Ally Auto Receivables Trust, Series 2019-2, Class
A3, 2.23%, 1/16/2024 15,656 15,805
AmeriCredit Automobile Receivables Trust,
Series 2021-1, Class A3, 0.37%, 8/18/2025 35,000 35,024
Capital One Multi-Asset Execution Trust
Series 2019-A2, Class A2, 1.72%, 8/15/2024 8,000 8,128
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 42,254
Carmax Auto Owner Trust, Series 2018-4, Class
A3, 3.36%, 9/15/2023 23,336 23,637
Hyundai Auto Receivables Trust, Series 2020-B,
Class A3, 0.48%, 12/16/2024 10,000 10,027
Nissan Auto Receivables Owner Trust, Series
2020-A, Class A3, 1.38%, 12/16/2024 25,000 25,288
Toyota Auto Receivables Owner Trust, Series
2021-A, Class A3, 0.26%, 5/15/2025 40,000 39,994
Total Asset-Backed Securities (cost
$200,278) 200,157
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 54,050
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 54,738
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 50,981
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 27,117
Bbcms Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 63,900
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 51,808
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 53,519
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 187,441
COMM Mortgage Trust, Series 2015-LC23, Class
A4, 3.77%, 10/10/2048 50,000 55,315
CSAIL Commercial Mortgage Trust, Series 2018-
CX11, Class A4, 3.77%, 4/15/2051 50,000 55,849
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 87,503
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 27,833
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 105,837
Morgan Stanley Bank of America Merrill Lynch
Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 37,747
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 163,448
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 55,037
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 106,852
UBS Commercial Mortgage Trust, Series 2018-
C8, Class A3, 3.72%, 2/15/2051 30,000 33,804
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 65,452
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 11,107
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 54,461
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.1% (continued)
WFRBS Commercial Mortgage Trust
Series 2013-C14, Class A4, 3.07%, 6/15/2046 33,748 34,489
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 32,398
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 10,853
Total Commercial Mortgage-Backed
Securities (cost $1,472,369) 1,481,539
Corporate Bonds – 26.3%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 32,097
2.80%, 5/15/2050 10,000 10,318
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 43,712
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 24,342
DuPont de Nemours, Inc., 4.49%, 11/15/2025 15,000 17,068
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 62,499
Ecolab, Inc.
4.80%, 3/24/2030 35,000 43,464
1.30%, 1/30/2031 20,000 19,388
2.13%, 8/15/2050
(a)
10,000 9,242
FMC Corp., 3.45%, 10/01/2029 50,000 55,115
Huntsman International LLC, 4.50%, 5/01/2029 10,000 11,497
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 13,397
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 21,375
3.80%, 10/01/2060 10,000 11,150
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 12,744
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,725
4.88%, 11/15/2041 10,000 12,073
Newmarket Corp., 2.70%, 3/18/2031 25,000 25,510
Newmont Corp., 4.88%, 3/15/2042 35,000 45,364
Nucor Corp., 4.13%, 9/15/2022 25,000 25,825
Nutrien Ltd.
4.20%, 4/01/2029 20,000 23,294
2.95%, 5/13/2030 70,000 75,263
3.95%, 5/13/2050 15,000 17,820
Sherwin-Williams Co. (The), 4.00%,
12/15/2042 40,000 47,086
Southern Copper Corp.
3.88%, 4/23/2025 30,000 32,687
5.88%, 4/23/2045 20,000 27,313
Suzano Austria GMBH
5.00%, 1/15/2030 20,000 22,641
3.13%, 1/15/2032 80,000 79,373
Vale Overseas Ltd.
6.25%, 8/10/2026 30,000 36,074
3.75%, 7/08/2030 75,000 80,296
6.88%, 11/10/2039 5,000 7,084
955,836
Communications – 2.9%
Alphabet, Inc.
1.10%, 8/15/2030 24,000 23,152
2.05%, 8/15/2050 60,000 54,311
2.25%, 8/15/2060 10,000 9,032

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Communications – 2.9% (continued)
Amazon.com, Inc.
2.50%, 11/29/2022 25,000 25,616
1.65%, 5/12/2028 25,000 25,510
1.50%, 6/03/2030 25,000 24,780
2.88%, 5/12/2041 30,000 31,656
4.05%, 8/22/2047 35,000 43,373
2.70%, 6/03/2060 10,000 9,766
3.25%, 5/12/2061 10,000 10,943
America Movil SAB de CV
2.88%, 5/07/2030 225,000 238,534
6.13%, 3/30/2040 20,000 28,823
AT&T, Inc.
2.63%, 12/01/2022 36,000 36,909
4.45%, 4/01/2024 24,000 26,185
3.40%, 5/15/2025 53,000 57,812
3.60%, 7/15/2025 15,000 16,490
4.13%, 2/17/2026 25,000 28,154
3.80%, 2/15/2027 30,000 33,688
4.30%, 2/15/2030 25,000 29,155
2.75%, 6/01/2031 50,000 52,747
2.25%, 2/01/2032 50,000 49,881
4.85%, 3/01/2039 35,000 42,989
3.50%, 6/01/2041 50,000 52,999
3.10%, 2/01/2043 40,000 39,911
4.85%, 7/15/2045 50,000 61,802
4.55%, 3/09/2049 50,000 60,142
3.50%, 9/15/2053
(b)
69,000 71,214
3.80%, 12/01/2057
(b)
15,000 15,981
3.85%, 6/01/2060 45,000 48,384
Baidu, Inc.
3.88%, 9/29/2023 20,000 21,240
3.08%, 4/07/2025 20,000 21,263
4.13%, 6/30/2025 20,000 22,115
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 54,688
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 27,192
4.91%, 7/23/2025 10,000 11,344
2.30%, 2/01/2032 45,000 44,167
3.50%, 6/01/2041 45,000 45,938
5.75%, 4/01/2048 50,000 64,790
4.80%, 3/01/2050 10,000 11,756
3.70%, 4/01/2051 15,000 15,142
6.83%, 10/23/2055 50,000 74,789
4.40%, 12/01/2061
(a)
10,000 11,001
Cisco Systems, Inc., 2.95%, 2/28/2026 25,000 27,296
Comcast Corp.
2.35%, 1/15/2027 45,000 47,548
4.15%, 10/15/2028 25,000 29,131
4.60%, 10/15/2038 25,000 31,453
3.25%, 11/01/2039 25,000 27,229
3.75%, 4/01/2040 15,000 17,341
2.80%, 1/15/2051 20,000 19,779
4.95%, 10/15/2058 40,000 56,633
2.65%, 8/15/2062 50,000 47,338
Corning, Inc.
3.90%, 11/15/2049 100,000 114,867
4.38%, 11/15/2057 35,000 42,888
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Communications – 2.9% (continued)
Deutsche Telekom International Finance BV,
8.75%, 6/15/2030 10,000 15,104
Discovery Communications LLC
3.95%, 3/20/2028 25,000 28,113
4.88%, 4/01/2043 25,000 30,420
4.00%, 9/15/2055 24,000 25,795
eBay, Inc., 3.65%, 5/10/2051 3,000 3,286
Fox Corp.
4.71%, 1/25/2029 10,000 11,825
3.50%, 4/08/2030 10,000 11,134
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 40,000 42,242
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 10,031
3.75%, 8/15/2029
(a)
50,000 56,176
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 45,016
5.50%, 9/01/2044 22,000 29,169
Omnicom Group, Inc., 2.60%, 8/01/2031 25,000 25,862
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 37,692
TD Ameritrade Holding Corp., 2.75%,
10/01/2029 50,000 54,195
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 43,694
TELUS Corp., 2.80%, 2/16/2027 40,000 43,126
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 14,658
6.75%, 6/15/2039 75,000 106,711
5.50%, 9/01/2041 25,000 31,563
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 20,240
3.75%, 4/15/2027 10,000 11,150
2.05%, 2/15/2028 30,000 30,761
3.88%, 4/15/2030 10,000 11,300
2.55%, 2/15/2031 20,000 20,595
4.50%, 4/15/2050 10,000 12,181
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 18,438
VeriSign, Inc., 4.75%, 7/15/2027 35,000 37,189
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 32,000
1.75%, 1/20/2031 80,000 77,773
2.55%, 3/21/2031 50,000 51,982
2.65%, 11/20/2040 20,000 19,564
3.40%, 3/22/2041 10,000 10,802
3.85%, 11/01/2042 20,000 23,160
2.88%, 11/20/2050 55,000 53,680
2.99%, 10/30/2056 23,000 22,373
3.00%, 11/20/2060 10,000 9,671
3.70%, 3/22/2061 50,000 55,273
ViacomCBS , Inc.
2.90%, 1/15/2027 37,000 39,691
4.38%, 3/15/2043 20,000 23,618
4.95%, 5/19/2050
(a)
10,000 12,855
Vodafone Group PLC
4.13%, 5/30/2025 54,000 60,354
4.38%, 5/30/2028 25,000 29,270
5.25%, 5/30/2048 10,000 13,336

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Communications – 2.9% (continued)
Walt Disney Co. (The)
3.70%, 10/15/2025 50,000 55,420
2.65%, 1/13/2031 50,000 53,252
3.50%, 5/13/2040 30,000 33,813
Weibo Corp., 3.50%, 7/05/2024 200,000 209,266
3,851,686
Consumer, Cyclical – 1.8%
American Honda Finance Corp.
0.40%, 10/21/2022 20,000 20,040
0.88%, 7/07/2023 50,000 50,517
1.20%, 7/08/2025 20,000 20,256
Aptiv Corp., 4.15%, 3/15/2024 15,000 16,254
AutoNation, Inc., 4.75%, 6/01/2030 25,000 29,900
AutoZone, Inc., 3.25%, 4/15/2025 15,000 16,201
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 54,998
Costco Wholesale Corp., 3.00%, 5/18/2027 33,000 36,457
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 32,687
Delta Air Lines Pass Through Trust, Series 2019-
1, Class AA, 3.20%, 10/25/2025 50,000 52,730
Dollar General Corp., 3.50%, 4/03/2030 10,000 11,221
General Motors Co., 6.60%, 4/01/2036 15,000 20,766
General Motors Financial Co., Inc.
5.20%, 3/20/2023 50,000 53,622
3.70%, 5/09/2023 20,000 20,930
1.70%, 8/18/2023 10,000 10,204
4.00%, 10/06/2026 50,000 55,576
4.35%, 1/17/2027 20,000 22,658
2.35%, 1/08/2031 45,000 44,965
2.70%, 6/10/2031 50,000 51,122
Hasbro, Inc.
2.60%, 11/19/2022 15,000 15,401
3.55%, 11/19/2026 50,000 55,179
3.50%, 9/15/2027 100,000 110,081
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 27,488
2.50%, 4/15/2027 55,000 59,040
1.38%, 3/15/2031 61,000 59,139
3.50%, 9/15/2056 15,000 17,374
Hyatt Hotels Corp., 4.38%, 9/15/2028 25,000 27,839
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 5/15/2034 38,691 42,616
Kohl's Corp., 3.38%, 5/01/2031 50,000 52,390
Las Vegas Sands Corp., 3.20%, 8/08/2024 15,000 15,665
Lear Corp., 5.25%, 5/15/2049
(a)
50,000 64,201
Lowe's Cos., Inc.
1.70%, 10/15/2030 40,000 39,137
4.05%, 5/03/2047 10,000 11,791
3.00%, 10/15/2050 10,000 10,102
Magna International, Inc., 2.45%, 6/15/2030 20,000 20,739
Marriott International, Inc.
3.75%, 10/01/2025 100,000 108,837
Series AA, 4.65%, 12/01/2028 50,000 57,816
McDonald's Corp.
3.30%, 7/01/2025 60,000 65,334
2.63%, 9/01/2029 20,000 21,312
4.88%, 12/09/2045 30,000 39,553
4.45%, 3/01/2047 50,000 63,010
4.45%, 9/01/2048 40,000 50,745
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Cyclical – 1.8% (continued)
MDC Holdings, Inc., 6.00%, 1/15/2043 40,000 52,832
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 11,173
Nike, Inc.
2.38%, 11/01/2026 40,000 42,772
3.25%, 3/27/2040 40,000 44,838
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 19,585
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 49,887
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 22,857
2.63%, 2/10/2030 5,000 5,194
Starbucks Corp.
2.00%, 3/12/2027 25,000 25,969
4.50%, 11/15/2048 25,000 32,051
4.45%, 8/15/2049 40,000 51,117
Steelcase, Inc., 5.13%, 1/18/2029 15,000 17,542
Stellantis NV, 5.25%, 4/15/2023 15,000 16,141
Target Corp., 2.50%, 4/15/2026 50,000 53,873
Toyota Motor Corp., 0.68%, 3/25/2024 50,000 50,189
Toyota Motor Credit Corp.
0.35%, 10/14/2022 70,000 70,132
1.15%, 8/13/2027 20,000 19,986
United Airlines Pass-Through Trust, Series
2012-1, Class A, 4.15%, 4/11/2024 15,156 16,057
Walmart, Inc.
3.40%, 6/26/2023 50,000 52,805
3.25%, 7/08/2029 15,000 16,941
2.38%, 9/24/2029 25,000 26,767
3.95%, 6/28/2038 10,000 12,186
4.00%, 4/11/2043 15,000 18,643
4.05%, 6/29/2048 10,000 12,770
Whirlpool Corp., 4.75%, 2/26/2029 10,000 11,959
2,410,159
Consumer, Non-cyclical – 4.7%
Abbott Laboratories
3.40%, 11/30/2023 20,000 21,304
4.90%, 11/30/2046 20,000 28,028
AbbVie, Inc.
3.85%, 6/15/2024 50,000 54,131
3.20%, 11/21/2029 20,000 22,000
4.05%, 11/21/2039 35,000 41,546
4.40%, 11/06/2042 45,000 55,635
Advocate Health & Hospitals Corp., Series 2020,
2.21%, 6/15/2030 15,000 15,549
Aetna, Inc.
2.75%, 11/15/2022 10,000 10,248
4.75%, 3/15/2044 35,000 44,400
Altria Group, Inc.
4.40%, 2/14/2026 10,000 11,355
2.45%, 2/04/2032 10,000 9,855
5.80%, 2/14/2039 25,000 31,497
3.40%, 2/04/2041 50,000 48,450
4.50%, 5/02/2043 15,000 16,638
4.45%, 5/06/2050 15,000 16,276
4.00%, 2/04/2061 10,000 9,838
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 55,047

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.7% (continued)
Amgen, Inc.
3.63%, 5/22/2024 50,000 53,863
2.30%, 2/25/2031 45,000 46,459
4.56%, 6/15/2048 20,000 25,765
2.77%, 9/01/2053 10,000 9,751
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc.
3.65%, 2/01/2026 50,000 55,486
4.90%, 2/01/2046 15,000 19,236
Anheuser-Busch InBev Finance, Inc., 4.00%,
1/17/2043 40,000 46,029
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 10,000 11,241
4.38%, 4/15/2038 25,000 30,225
4.35%, 6/01/2040 50,000 60,626
4.95%, 1/15/2042 25,000 32,146
3.75%, 7/15/2042 30,000 33,469
5.80%, 1/23/2059 20,000 29,679
Anthem, Inc.
2.25%, 5/15/2030 10,000 10,274
6.38%, 6/15/2037 10,000 14,389
4.63%, 5/15/2042 35,000 44,363
4.65%, 8/15/2044 15,000 19,146
4.38%, 12/01/2047 10,000 12,507
3.60%, 3/15/2051 10,000 11,327
Ascension Health, 3.95%, 11/15/2046 25,000 31,288
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 75,589
Banner Health, 2.34%, 1/01/2030 25,000 25,987
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 27,936
BAT Capital Corp.
3.22%, 8/15/2024 100,000 106,207
3.22%, 9/06/2026 40,000 42,852
4.39%, 8/15/2037 20,000 21,988
5.28%, 4/02/2050 50,000 59,189
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 30,254
Baxalta , Inc., 4.00%, 6/23/2025 15,000 16,619
Becton Dickinson And Co.
3.70%, 6/06/2027 10,000 11,194
3.79%, 5/20/2050 20,000 22,800
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 53,533
3.73%, 12/15/2024 10,000 10,884
Boston Scientific Corp.
3.85%, 5/15/2025 40,000 44,282
1.90%, 6/01/2025 10,000 10,356
2.65%, 6/01/2030 25,000 26,296
Bristol-Myers Squibb Co.
3.90%, 2/20/2028 10,000 11,541
1.45%, 11/13/2030
(a)
10,000 9,814
2.35%, 11/13/2040 20,000 19,592
4.55%, 2/20/2048 15,000 19,933
2.55%, 11/13/2050 20,000 19,543
Campbell Soup Co.
2.38%, 4/24/2030 19,000 19,436
3.13%, 4/24/2050 15,000 14,944
Cardinal Health, Inc., 4.50%, 11/15/2044 40,000 46,935
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.7% (continued)
Children's Hospital Medical Center/Cincinnati
Oh, 4.27%, 5/15/2044 45,000 57,040
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 10,062
Cigna Corp.
0.61%, 3/15/2024 50,000 50,017
4.13%, 11/15/2025 30,000 33,706
4.50%, 2/25/2026 5,000 5,711
3.05%, 10/15/2027 50,000 54,543
2.38%, 3/15/2031 60,000 62,024
Clorox Co. (The), 3.50%, 12/15/2024 47,000 51,081
Coca-Cola Co. (The)
1.45%, 6/01/2027 25,000 25,518
1.00%, 3/15/2028 20,000 19,690
2.25%, 1/05/2032 25,000 26,111
3.00%, 3/05/2051 25,000 26,914
2.50%, 3/15/2051 35,000 34,183
Coca-Cola Femsa SAB de CV, 2.75%, 1/22/2030 50,000 52,785
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 86,607
CommonSpirit Health, 3.35%, 10/01/2029 10,000 10,977
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 15,000 15,512
Conagra Brands, Inc., 3.20%, 1/25/2023 6,000 6,203
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 47,496
3.75%, 5/01/2050 15,000 17,010
CVS Health Corp.
2.63%, 8/15/2024 22,000 23,230
3.00%, 8/15/2026 10,000 10,855
3.63%, 4/01/2027 10,000 11,148
1.30%, 8/21/2027 20,000 19,876
4.30%, 3/25/2028 10,000 11,579
3.75%, 4/01/2030 15,000 17,055
1.88%, 2/28/2031 45,000 44,527
5.05%, 3/25/2048 40,000 53,267
Danaher Corp., 2.60%, 10/01/2050 50,000 49,160
Eli Lilly & Co., 3.95%, 3/15/2049 15,000 18,641
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 15,551
Equifax, Inc., 2.60%, 12/15/2025 15,000 15,928
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 20,000 21,379
General Mills, Inc.
4.20%, 4/17/2028 25,000 28,980
2.88%, 4/15/2030
(a)
10,000 10,777
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 25,853
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 25,614
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 27,129
3.65%, 3/01/2026 40,000 44,308
2.95%, 3/01/2027 25,000 27,182
1.65%, 10/01/2030 25,000 24,595
2.80%, 10/01/2050 25,000 24,742
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023 40,000 42,168
6.38%, 5/15/2038 20,000 30,391
Global Payments, Inc., 3.75%, 6/01/2023 20,000 21,007

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.7% (continued)
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 45,557
HCA, Inc.
4.75%, 5/01/2023 50,000 53,523
5.00%, 3/15/2024 10,000 11,066
5.25%, 4/15/2025 10,000 11,473
5.25%, 6/15/2049 5,000 6,558
Hershey Co. (The), 2.05%, 11/15/2024 40,000 41,903
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 40,379
Humana, Inc., 3.85%, 10/01/2024 30,000 32,612
J M Smucker Co. (The), 3.50%, 3/15/2025 40,000 43,660
Johnson & Johnson
2.63%, 1/15/2025 40,000 42,676
0.55%, 9/01/2025 10,000 9,948
1.30%, 9/01/2030 25,000 24,651
Kaiser Foundation Hospitals, Series 2021,
3.00%, 6/01/2051 5,000 5,299
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 7,000 7,449
3.40%, 11/15/2025 20,000 21,945
4.60%, 5/25/2028 20,000 23,689
3.80%, 5/01/2050 10,000 11,514
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 44,600
Laboratory Corp. of America Holdings
2.30%, 12/01/2024 40,000 41,836
3.60%, 2/01/2025 10,000 10,818
2.95%, 12/01/2029 50,000 53,337
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049 25,000 26,969
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 30,370
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 10,690
0.90%, 2/15/2026 20,000 19,824
1.85%, 2/15/2031 15,000 14,780
McKesson Corp., 0.90%, 12/03/2025 20,000 19,917
Mead Johnson Nutrition Co., 5.90%, 11/01/2039 20,000 29,248
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 21,249
0.75%, 2/24/2026 15,000 14,990
3.90%, 3/07/2039 10,000 12,062
4.15%, 5/18/2043 65,000 81,929
Molson Coors Beverage Co., 5.00%, 5/01/2042 25,000 31,283
Moody's Corp., 4.50%, 9/01/2022 100,000 103,388
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 22,537
Series 2019, 3.74%, 7/01/2049 25,000 28,093
Mylan, Inc.
4.20%, 11/29/2023 25,000 26,791
4.55%, 4/15/2028 10,000 11,597
New York And Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 10,000 12,414
Novartis Capital Corp., 4.40%, 5/06/2044 70,000 91,970
PayPal Holdings, Inc.
2.20%, 9/26/2022 100,000 102,259
1.35%, 6/01/2023 60,000 61,117
PeaceHealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 10,836
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.7% (continued)
PepsiCo, Inc.
2.75%, 3/01/2023 11,000 11,440
2.38%, 10/06/2026 16,000 17,168
3.50%, 3/19/2040 20,000 23,230
2.88%, 10/15/2049 20,000 21,101
PerkinElmer, Inc., 2.55%, 3/15/2031 50,000 52,228
Pfizer, Inc.
3.60%, 9/15/2028 55,000 63,147
4.00%, 12/15/2036 20,000 24,687
2.55%, 5/28/2040 25,000 25,659
4.00%, 3/15/2049 25,000 31,277
Philip Morris International, Inc.
4.13%, 3/04/2043 50,000 57,987
4.25%, 11/10/2044 15,000 17,882
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 38,198
3.00%, 3/25/2030 20,000 22,304
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 43,521
2.80%, 9/15/2050 50,000 47,139
Reynolds American, Inc., 5.85%, 8/15/2045 50,000 62,476
S&P Global, Inc., 1.25%, 8/15/2030
(a)
10,000 9,618
Sharp Healthcare, Series 20B, 2.68%,
8/01/2050 45,000 44,596
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 27,234
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 44,704
Stryker Corp., 3.38%, 11/01/2025 40,000 43,805
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 43,039
Series 2018, 4.09%, 8/15/2048 50,000 61,728
SYSCO Corp.
4.85%, 10/01/2045 15,000 19,042
3.30%, 2/15/2050 20,000 20,684
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 54,193
Texas Health Resources, 4.33%, 11/15/2055 35,000 47,450
Thermo Fisher Scientific, Inc., 2.95%,
9/19/2026 10,000 10,868
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 50,000 58,688
6.02%, 11/15/2048 50,000 62,701
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 45,579
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 11,892
UnitedHealth Group, Inc.
3.10%, 3/15/2026 40,000 43,845
2.88%, 8/15/2029 25,000 27,334
2.30%, 5/15/2031
(a)
10,000 10,416
3.05%, 5/15/2041 10,000 10,731
4.63%, 11/15/2041 17,000 22,025
4.25%, 6/15/2048 10,000 12,700
4.45%, 12/15/2048 10,000 13,120
3.25%, 5/15/2051 10,000 11,010
3.88%, 8/15/2059 15,000 18,396
University of Notre Dame DU Lac, Series 2015,
3.44%, 2/15/2045 50,000 61,344

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Consumer, Non-cyclical – 4.7% (continued)
University of Southern California, 5.25%,
10/01/2111 50,000 81,253
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 11,104
Viatris , Inc., 4.00%, 6/22/2050
(b)
10,000 10,819
William Marsh Rice University, 3.57%,
5/15/2045 15,000 17,708
Wyeth LLC, 6.50%, 2/01/2034 25,000 37,080
Zimmer Biomet Holdings, Inc.
3.70%, 3/19/2023 10,000 10,492
3.05%, 1/15/2026 15,000 16,231
Zoetis, Inc., 3.90%, 8/20/2028 40,000 46,027
6,170,608
Energy – 2.2%
Boardwalk Pipelines LP, 3.40%, 2/15/2031 15,000 16,195
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,781
3.80%, 9/21/2025 10,000 11,106
3.12%, 5/04/2026 25,000 27,248
3.59%, 4/14/2027 30,000 33,446
3.63%, 4/06/2030 10,000 11,334
1.75%, 8/10/2030
(a)
10,000 9,905
2.77%, 11/10/2050 65,000 61,583
2.94%, 6/04/2051 10,000 9,812
BP Capital Markets PLC, 3.51%, 3/17/2025 10,000 10,948
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 25,000 26,204
7.20%, 1/15/2032 15,000 20,684
Cenovus Energy, Inc., 6.75%, 11/15/2039 5,000 6,808
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 11,430
Chevron Corp.
2.36%, 12/05/2022 120,000 122,826
1.14%, 5/11/2023 100,000 101,487
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 60,166
2.34%, 8/12/2050 15,000 13,964
Cimarex Energy Co., 4.38%, 3/15/2029 10,000 11,480
CNOOC Petroleum North America Ulc , 6.40%,
5/15/2037 20,000 26,638
ConocoPhillips, 4.85%, 8/15/2048
(b)
10,000 13,350
ConocoPhillips Co., 4.95%, 3/15/2026 20,000 23,305
Devon Energy Corp., 4.75%, 5/15/2042 25,000 28,547
Diamondback Energy, Inc., 3.25%, 12/01/2026 115,000 124,036
Energy Transfer LP
4.25%, 3/15/2023 15,000 15,709
3.90%, 7/15/2026 50,000 55,033
5.50%, 6/01/2027 50,000 59,318
3.75%, 5/15/2030 25,000 27,274
5.35%, 5/15/2045 50,000 59,064
6.25%, 4/15/2049 20,000 26,366
Enterprise Products Operating LLC
4.45%, 2/15/2043 40,000 48,182
4.85%, 3/15/2044 30,000 37,586
3.95%, 1/31/2060 10,000 11,250
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Energy – 2.2% (continued)
Equinor ASA
2.65%, 1/15/2024 10,000 10,518
3.70%, 3/01/2024 15,000 16,209
3.25%, 11/10/2024 25,000 27,078
3.00%, 4/06/2027 50,000 54,672
4.25%, 11/23/2041 70,000 86,631
Exxon Mobil Corp.
2.73%, 3/01/2023 25,000 25,854
2.28%, 8/16/2026 40,000 42,404
2.61%, 10/15/2030 25,000 26,751
4.23%, 3/19/2040 25,000 30,582
3.10%, 8/16/2049 10,000 10,505
4.33%, 3/19/2050 10,000 12,702
3.45%, 4/15/2051 25,000 27,925
Halliburton Co.
3.50%, 8/01/2023 15,000 15,788
4.85%, 11/15/2035 30,000 35,767
5.00%, 11/15/2045 10,000 12,254
Hess Corp.
3.50%, 7/15/2024 10,000 10,624
6.00%, 1/15/2040 25,000 32,264
5.60%, 2/15/2041 30,000 37,731
HollyFrontier Corp.
2.63%, 10/01/2023 25,000 25,878
4.50%, 10/01/2030 75,000 80,809
Kinder Morgan Energy Partners LP, 5.00%,
8/15/2042 35,000 42,753
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 63,418
3.25%, 8/01/2050 10,000 9,906
3.60%, 2/15/2051 20,000 20,990
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 14,068
4.75%, 9/15/2044 50,000 60,170
4.50%, 4/01/2048 10,000 11,563
MPLX LP
4.88%, 6/01/2025 75,000 84,886
1.75%, 3/01/2026 15,000 15,221
4.90%, 4/15/2058 10,000 12,195
NOV, Inc., 3.60%, 12/01/2029 20,000 21,291
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 20,130
ONEOK, Inc., 4.35%, 3/15/2029 25,000 28,488
Phillips 66
3.90%, 3/15/2028 20,000 22,545
2.15%, 12/15/2030 5,000 4,949
Phillips 66 Partners LP
2.45%, 12/15/2024 50,000 52,147
3.55%, 10/01/2026 50,000 54,658
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 49,423
Plains All American Pipeline LP / PAA Finance
Corp., 5.15%, 6/01/2042 40,000 45,420
Sabine Pass Liquefaction LLC, 5.00%,
3/15/2027 15,000 17,475
Schlumberger Investment SA, 2.65%,
6/26/2030 45,000 47,796

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Energy – 2.2% (continued)
Shell International Finance BV
4.38%, 5/11/2045 60,000 75,190
3.75%, 9/12/2046 35,000 40,541
3.13%, 11/07/2049 10,000 10,676
Spectra Energy Partners LP, 4.50%, 3/15/2045 20,000 24,044
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 35,290
Totalenergies Capital International SA
2.43%, 1/10/2025 10,000 10,528
3.46%, 2/19/2029 10,000 11,281
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 28,874
4.63%, 3/01/2034 40,000 48,045
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 16,355
4.45%, 8/01/2042 35,000 42,310
Valero Energy Corp.
3.40%, 9/15/2026 40,000 43,429
4.00%, 4/01/2029
(a)
20,000 22,410
Williams Cos., Inc. (The)
6.30%, 4/15/2040 30,000 41,645
5.75%, 6/24/2044 15,000 20,104
4.90%, 1/15/2045 50,000 60,896
2,987,121
Financial – 8.1%
Air Lease Corp.
0.70%, 2/15/2024 20,000 19,934
3.00%, 2/01/2030 25,000 25,833
Aircastle Ltd., 5.00%, 4/01/2023 15,000 16,028
Alexandria Real Estate Equities, Inc., 3.00%,
5/18/2051 20,000 20,260
Alleghany Corp., 3.63%, 5/15/2030 50,000 56,064
Ally Financial, Inc.
3.88%, 5/21/2024 25,000 27,010
8.00%, 11/01/2031 60,000 85,811
American Express Co.
3.70%, 8/03/2023 22,000 23,408
3.40%, 2/22/2024 50,000 53,456
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 30,926
American International Group, Inc.
2.50%, 6/30/2025 47,000 49,646
6.25%, 5/01/2036 50,000 71,010
4.50%, 7/16/2044 20,000 24,972
4.38%, 1/15/2055 25,000 31,393
American Tower Corp.
3.50%, 1/31/2023 25,000 26,162
2.40%, 3/15/2025 50,000 52,392
1.60%, 4/15/2026 15,000 15,241
2.10%, 6/15/2030 25,000 25,019
1.88%, 10/15/2030
(a)
25,000 24,568
2.70%, 4/15/2031 25,000 26,249
3.70%, 10/15/2049 10,000 11,130
3.10%, 6/15/2050 10,000 10,068
Ameriprise Financial, Inc.
3.70%, 10/15/2024 25,000 27,403
3.00%, 4/02/2025 10,000 10,743
AON Corp., 2.80%, 5/15/2030 55,000 58,776
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Ares Capital Corp., 3.88%, 1/15/2026 10,000 10,813
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 10,894
Athene Holding Ltd., 3.95%, 5/25/2051 30,000 34,200
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 10,380
2.45%, 1/15/2031 20,000 21,001
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 16,739
Bain Capital Specialty Finance, Inc., 2.95%,
3/10/2026 15,000 15,474
Bancorpsouth Bank, 4.13%, 11/20/2029 50,000 52,889
Bank of America Corp.
3.30%, 1/11/2023 29,000 30,261
4.13%, 1/22/2024 25,000 27,192
3.55%, 3/05/2024 25,000 26,177
4.00%, 4/01/2024 100,000 108,980
3.86%, 7/23/2024 25,000 26,581
0.81%, 10/24/2024 50,000 50,196
4.00%, 1/22/2025 20,000 21,954
3.37%, 1/23/2026 50,000 53,846
2.02%, 2/13/2026 35,000 36,133
3.50%, 4/19/2026 45,000 49,698
1.32%, 6/19/2026 10,000 10,057
6.22%, 9/15/2026 50,000 61,605
1.20%, 10/24/2026 10,000 9,981
3.56%, 4/23/2027 20,000 22,006
Series L, 4.18%, 11/25/2027 30,000 33,844
3.71%, 4/24/2028 45,000 50,039
3.59%, 7/21/2028 50,000 55,394
3.97%, 2/07/2030 50,000 56,953
3.19%, 7/23/2030 50,000 54,250
2.88%, 10/22/2030 50,000 53,108
2.59%, 4/29/2031 50,000 51,905
1.90%, 7/23/2031 5,000 4,912
1.92%, 10/24/2031 25,000 24,589
2.69%, 4/22/2032 15,000 15,664
4.08%, 4/23/2040 15,000 17,661
2.68%, 6/19/2041 10,000 9,863
4.33%, 3/15/2050 30,000 37,610
4.08%, 3/20/2051 35,000 42,321
2.97%, 7/21/2052 10,000 10,108
Bank of Montreal
0.45%, 12/08/2023 35,000 35,030
0.95%, 1/22/2027 20,000 19,877
4.34%, 10/05/2028 40,000 42,869
Bank of Nova Scotia (The)
3.40%, 2/11/2024 50,000 53,552
0.70%, 4/15/2024 20,000 20,069
4.50%, 12/16/2025 20,000 22,802
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 12,624
4.25%, 1/15/2049 25,000 31,793
Berkshire Hathaway, Inc.
2.75%, 3/15/2023 25,000 25,923
4.50%, 2/11/2043 25,000 32,548
Boston Properties LP, 4.50%, 12/01/2028 75,000 88,730
Brighthouse Financial, Inc., 5.63%, 5/15/2030 20,000 24,592
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 10,912
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 63,188

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 56,605
Brown & Brown, Inc., 2.38%, 3/15/2031 50,000 50,723
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 53,259
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 26,940
3.20%, 2/05/2025 20,000 21,572
3.65%, 5/11/2027 40,000 44,854
Charles Schwab Corp. (The), 4.20%, 3/24/2025 25,000 28,014
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 16,560
CI Financial Corp., 4.10%, 6/15/2051 50,000 53,094
Citigroup, Inc.
3.50%, 5/15/2023 10,000 10,519
4.04%, 6/01/2024 10,000 10,628
3.35%, 4/24/2025 22,000 23,489
5.50%, 9/13/2025 75,000 87,524
3.11%, 4/08/2026 15,000 16,066
4.45%, 9/29/2027 25,000 28,847
6.63%, 1/15/2028 100,000 129,287
3.98%, 3/20/2030 20,000 22,827
4.41%, 3/31/2031 15,000 17,677
6.63%, 6/15/2032 45,000 61,934
5.88%, 2/22/2033 40,000 53,238
6.68%, 9/13/2043 50,000 78,019
4.75%, 5/18/2046 15,000 19,315
4.65%, 7/23/2048 30,000 39,936
CNO Financial Group, Inc., 5.25%, 5/30/2029 100,000 120,058
Comerica, Inc., 3.70%, 7/31/2023 12,000 12,744
Credit Suisse AG/New York NY, 1.00%,
5/05/2023 20,000 20,215
Crown Castle International Corp.
2.90%, 4/01/2041 35,000 34,572
5.20%, 2/15/2049 15,000 19,898
4.15%, 7/01/2050 15,000 17,595
Deutsche Bank AG
4.10%, 1/13/2026 25,000 27,525
4.10%, 1/13/2026 15,000 16,559
Discover Financial Services, 4.10%, 2/09/2027 40,000 45,434
Equinix , Inc.
2.63%, 11/18/2024 22,000 23,196
2.90%, 11/18/2026 20,000 21,561
ERP Operating LP
3.38%, 6/01/2025 25,000 27,181
3.00%, 7/01/2029 20,000 21,850
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 46,245
Fidelity National Financial, Inc., 3.40%,
6/15/2030 35,000 38,298
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 26,810
2.55%, 5/05/2027 40,000 42,629
FS KKR Capital Corp., 4.13%, 2/01/2025 10,000 10,650
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 22,570
5.38%, 4/15/2026 15,000 17,354
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 27,094
3.50%, 4/01/2025 15,000 16,307
4.25%, 10/21/2025 20,000 22,441
1.09%, 12/09/2026 10,000 9,934
5.95%, 1/15/2027 100,000 122,403
3.85%, 1/26/2027 125,000 138,402
1.43%, 3/09/2027 10,000 10,046
1.54%, 9/10/2027 10,000 10,071
4.22%, 5/01/2029 20,000 23,028
2.62%, 4/22/2032 25,000 25,923
Series D, 2.38%, 7/21/2032 20,000 20,361
6.75%, 10/01/2037 30,000 44,311
3.21%, 4/22/2042 30,000 31,853
2.91%, 7/21/2042 5,000 5,083
Golub Capital BDC, Inc., 3.38%, 4/15/2024 45,000 47,269
Healthcare Trust of America Holdings LP, 3.50%,
8/01/2026 5,000 5,530
HSBC Holdings PLC, 6.80%, 6/01/2038 112,000 162,602
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 55,482
3.10%, 9/15/2027 15,000 16,468
2.65%, 9/15/2040 30,000 29,498
4.25%, 9/21/2048 10,000 12,129
International Lease Finance Corp., 5.88%,
8/15/2022 50,000 52,711
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 26,775
JPMorgan Chase & Co.
3.20%, 1/25/2023 25,000 26,083
3.63%, 5/13/2024 20,000 21,686
0.65%, 9/16/2024 50,000 50,146
0.56%, 2/16/2025
(a)
20,000 19,945
2.08%, 4/22/2026 15,000 15,569
3.20%, 6/15/2026 45,000 49,246
7.63%, 10/15/2026 100,000 131,170
4.13%, 12/15/2026 50,000 56,886
8.00%, 4/29/2027 50,000 67,547
1.05%, 6/23/2027 25,000 24,216
2.74%, 10/15/2030 35,000 37,067
4.49%, 3/24/2031 30,000 35,856
5.50%, 10/15/2040 85,000 118,192
3.11%, 4/22/2041 35,000 37,213
2.53%, 11/19/2041 50,000 48,941
4.26%, 2/22/2048 150,000 185,048
3.11%, 4/22/2051 50,000 52,160
3.33%, 4/22/2052 40,000 43,454
Keybank NA/Cleveland Oh, 1.25%, 3/10/2023 50,000 50,774
KeyCorp, 2.25%, 4/06/2027 40,000 41,824
Kimco Realty Corp., 3.30%, 2/01/2025 10,000 10,797
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 16,302
Korea Development Bank (The)
2.75%, 3/19/2023 150,000 155,673
2.13%, 10/01/2024 15,000 15,749
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 25,000 24,985
2.63%, 2/28/2024 50,000 52,944
0.25%, 3/08/2024 150,000 149,678
0.38%, 7/18/2025 5,000 4,958
0.75%, 9/30/2030 50,000 47,888

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 52,500
2.38%, 6/10/2025 40,000 42,697
Lifestorage LP, 3.50%, 7/01/2026 40,000 44,123
Lincoln National Corp., 3.05%, 1/15/2030 25,000 27,133
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 51,529
4.75%, 3/15/2039 25,000 32,807
Mastercard , Inc.
3.30%, 3/26/2027 15,000 16,751
3.85%, 3/26/2050 10,000 12,359
MetLife, Inc.
3.60%, 4/10/2024 42,000 45,430
4.05%, 3/01/2045 15,000 18,284
Mitsubishi UFJ Financial Group, Inc., 3.96%,
3/02/2028 100,000 114,497
Morgan Stanley
3.13%, 1/23/2023 75,000 78,018
3.75%, 2/25/2023 25,000 26,297
4.10%, 5/22/2023 15,000 15,943
4.00%, 7/23/2025 25,000 27,846
5.00%, 11/24/2025 50,000 57,846
3.13%, 7/27/2026 50,000 54,399
0.99%, 12/10/2026 20,000 19,779
3.95%, 4/23/2027 50,000 56,311
1.51%, 7/20/2027 15,000 15,132
3.59%, 7/22/2028 45,000 50,142
4.43%, 1/23/2030 25,000 29,400
3.62%, 4/01/2031 45,000 50,631
2.24%, 7/21/2032 15,000 15,145
4.46%, 4/22/2039 10,000 12,438
4.38%, 1/22/2047 25,000 31,869
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 19,003
NatW est Group PLC, 5.08%, 1/27/2030 50,000 59,920
Northern Trust Corp., 3.15%, 5/03/2029 25,000 27,904
Office Properties Income Trust
4.50%, 2/01/2025 10,000 10,853
2.65%, 6/15/2026 50,000 51,412
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 16,915
3.25%, 4/15/2033 50,000 51,121
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 10,641
2.88%, 6/11/2028 50,000 50,539
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 36,771
2.60%, 7/23/2026 30,000 32,204
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 11,630
ProLogis LP, 3.25%, 10/01/2026 49,000 54,136
Prospect Capital Corp., 3.36%, 11/15/2026 40,000 40,489
Prudential Financial, Inc.
3.50%, 5/15/2024 12,000 12,971
5.88%, 9/15/2042 15,000 15,809
5.38%, 5/15/2045 50,000 55,288
3.94%, 12/07/2049 10,000 11,978
4.35%, 2/25/2050 15,000 19,158
Raymond James Financial, Inc., 4.65%,
4/01/2030 20,000 24,248
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 11,358
Royal Bank of Canada
0.43%, 1/19/2024 38,000 38,016
1.20%, 4/27/2026 50,000 50,194
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 60,877
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 20,099
1.67%, 6/14/2027 50,000 50,266
2.90%, 3/15/2032 25,000 26,165
Simon Property Group LP, 4.75%, 3/15/2042 20,000 25,162
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 50,906
Spirit Realty LP
4.00%, 7/15/2029 15,000 16,953
3.20%, 2/15/2031 10,000 10,645
State Street Corp.
3.70%, 11/20/2023 40,000 43,122
3.15%, 3/30/2031 40,000 44,536
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 47,958
3.45%, 1/11/2027 40,000 44,375
2.14%, 9/23/2030 45,000 44,330
SVB Financial Group, 1.80%, 2/02/2031 50,000 48,659
Synchrony Financial
4.25%, 8/15/2024 10,000 10,915
3.70%, 8/04/2026 90,000 99,071
5.15%, 3/19/2029 50,000 59,853
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 40,000 40,057
3.25%, 3/11/2024 40,000 42,839
2.65%, 6/12/2024 197,000 208,638
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 21,743
Truist Bank, 3.00%, 2/02/2023 50,000 51,942
Truist Financial Corp.
3.75%, 12/06/2023 50,000 53,731
2.50%, 8/01/2024 30,000 31,683
3.88%, 3/19/2029 20,000 23,011
UDR, Inc., 2.95%, 9/01/2026 40,000 43,087
Unum Group
4.00%, 3/15/2024 22,000 23,741
5.75%, 8/15/2042 50,000 63,064
4.50%, 12/15/2049 10,000 10,772
US Bancorp
2.40%, 7/30/2024 175,000 184,394
3.60%, 9/11/2024 10,000 10,880
1.45%, 5/12/2025 35,000 35,910
Series V, 2.38%, 7/22/2026 45,000 47,927
Ventas Realty LP
3.85%, 4/01/2027 40,000 45,113
3.00%, 1/15/2030 15,000 15,966
4.38%, 2/01/2045 15,000 17,527
4.88%, 4/15/2049 10,000 12,709

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Financial – 8.1% (continued)
Visa, Inc.
3.15%, 12/14/2025 25,000 27,420
1.90%, 4/15/2027 25,000 26,083
2.70%, 4/15/2040 25,000 26,253
2.00%, 8/15/2050 55,000 49,240
Wachovia Corp., 5.50%, 8/01/2035 35,000 46,282
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023 20,000 20,934
4.13%, 8/15/2023 10,000 10,728
3.75%, 1/24/2024 41,000 44,072
3.55%, 9/29/2025 25,000 27,568
2.41%, 10/30/2025 50,000 52,277
2.19%, 4/30/2026 15,000 15,631
3.00%, 10/23/2026 10,000 10,850
3.20%, 6/17/2027 45,000 48,941
4.15%, 1/24/2029 20,000 23,163
Series B, 7.95%, 11/15/2029 15,000 20,919
2.88%, 10/30/2030 15,000 16,023
3.07%, 4/30/2041 30,000 31,559
4.75%, 12/07/2046 20,000 25,725
Welltower , Inc., 3.63%, 3/15/2024 10,000 10,723
Western Union Co. (The), 2.85%, 1/10/2025 15,000 15,918
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 42,891
2.67%, 11/15/2035 45,000 44,967
2.96%, 11/16/2040 41,000 41,339
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 17,255
Willis North America, Inc., 5.05%, 9/15/2048 10,000 13,364
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 39,771
10,755,264
Industrial – 2.1%
3M Co.
2.88%, 10/15/2027 75,000 82,151
3.25%, 8/26/2049
(a)
10,000 11,123
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 53,134
Amphenol Corp., 2.80%, 2/15/2030 20,000 21,400
Boeing Co. (The)
4.88%, 5/01/2025 10,000 11,213
2.20%, 2/04/2026 25,000 25,215
2.95%, 2/01/2030 10,000 10,324
5.15%, 5/01/2030 10,000 11,905
6.13%, 2/15/2033 30,000 38,659
3.60%, 5/01/2034 25,000 26,678
3.25%, 2/01/2035 45,000 46,573
6.63%, 2/15/2038 25,000 34,034
3.85%, 11/01/2048 50,000 52,386
5.81%, 5/01/2050 10,000 13,627
3.83%, 3/01/2059 45,000 45,383
5.93%, 5/01/2060 25,000 34,678
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 53,230
7.00%, 12/15/2025 20,000 25,118
4.90%, 4/01/2044 15,000 20,374
4.55%, 9/01/2044 27,000 35,258
Canadian National Railway Co., 3.20%,
8/02/2046 50,000 53,410
Carrier Global Corp., 3.38%, 4/05/2040 20,000 21,609
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Industrial – 2.1% (continued)
Caterpillar Financial Services Corp.
0.25%, 3/01/2023 60,000 60,014
3.30%, 6/09/2024 10,000 10,791
1.45%, 5/15/2025 20,000 20,537
CSX Corp.
3.35%, 11/01/2025 25,000 27,395
4.75%, 11/15/2048 13,000 17,201
3.80%, 4/15/2050 15,000 17,557
2.50%, 5/15/2051 10,000 9,344
4.25%, 11/01/2066 50,000 63,340
Deere & Co.
2.75%, 4/15/2025 10,000 10,708
3.90%, 6/09/2042 25,000 31,105
Eaton Corp., 4.15%, 11/02/2042 30,000 36,475
Emerson Electric Co., 1.95%, 10/15/2030 25,000 25,582
FedEx Corp.
4.25%, 5/15/2030 10,000 11,812
4.75%, 11/15/2045 15,000 19,121
4.55%, 4/01/2046 30,000 36,993
4.40%, 1/15/2047 10,000 12,249
Flex Ltd., 4.88%, 5/12/2030 75,000 87,671
GATX Corp.
4.70%, 4/01/2029 30,000 35,535
3.10%, 6/01/2051 50,000 49,386
General Dynamics Corp.
3.50%, 4/01/2027 40,000 44,796
4.25%, 4/01/2040 10,000 12,487
General Electric Co.
3.38%, 3/11/2024 25,000 26,769
3.45%, 5/01/2027 10,000 11,087
Honeywell International, Inc., 3.81%,
11/21/2047 20,000 24,510
Huntington Ingalls Industries, Inc., 3.84%,
5/01/2025 175,000 191,664
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 37,762
Jabil, Inc., 3.95%, 1/12/2028 10,000 11,162
John Deere Capital Corp.
3.45%, 6/07/2023 100,000 105,822
3.45%, 1/10/2024 10,000 10,728
2.45%, 1/09/2030 20,000 21,368
Kansas City Southern, 4.30%, 5/15/2043 40,000 47,747
Keysight Technologies, Inc., 3.00%, 10/30/2029 10,000 10,781
L3harris Technologies, Inc., 3.83%, 4/27/2025 50,000 54,994
Lockheed Martin Corp.
3.10%, 1/15/2023 10,000 10,355
3.55%, 1/15/2026 25,000 27,742
3.80%, 3/01/2045 40,000 47,756
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 26,678
4.75%, 6/01/2043 35,000 45,921
Otis Worldwide Corp., 2.29%, 4/05/2027 40,000 42,020
Parker-Hannifin Corp.
2.70%, 6/14/2024 25,000 26,378
3.25%, 6/14/2029 25,000 27,600
4.10%, 3/01/2047 50,000 61,394

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Industrial – 2.1% (continued)
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 58,771
3.20%, 3/15/2024 5,000 5,325
7.20%, 8/15/2027 25,000 32,949
4.63%, 11/16/2048 25,000 32,967
3.13%, 7/01/2050 25,000 26,435
Republic Services, Inc.
0.88%, 11/15/2025 20,000 19,877
1.75%, 2/15/2032 20,000 19,492
Ryder System, Inc., 2.50%, 9/01/2022 15,000 15,320
Snap-On, Inc., 3.10%, 5/01/2050 25,000 27,083
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 25,747
Textron, Inc., 4.30%, 3/01/2024 25,000 27,032
Union Pacific Corp.
4.50%, 9/10/2048 10,000 12,741
4.10%, 9/15/2067 15,000 18,156
3.80%, 4/06/2071
(b)
50,000 57,704
United Parcel Service, Inc.
3.05%, 11/15/2027 25,000 27,874
5.30%, 4/01/2050 20,000 29,904
Waste Management, Inc.
2.40%, 5/15/2023 10,000 10,335
0.75%, 11/15/2025 20,000 19,899
4.15%, 7/15/2049 15,000 18,891
2.50%, 11/15/2050 20,000 19,245
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 50,000 54,154
3.45%, 11/15/2026 10,000 10,768
2,808,488
Technology – 1.7%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 11,066
Adobe, Inc., 2.15%, 2/01/2027 40,000 42,159
Amdocs Ltd., 2.54%, 6/15/2030 65,000 65,975
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 10,732
Apple, Inc.
1.80%, 9/11/2024 10,000 10,383
1.13%, 5/11/2025 15,000 15,201
0.55%, 8/20/2025 10,000 9,927
0.70%, 2/08/2026 10,000 9,950
3.25%, 2/23/2026 50,000 54,979
1.25%, 8/20/2030 10,000 9,694
1.65%, 2/08/2031 10,000 9,963
2.38%, 2/08/2041 10,000 9,841
3.85%, 5/04/2043 25,000 30,155
4.65%, 2/23/2046 25,000 33,374
2.55%, 8/20/2060 50,000 47,160
2.80%, 2/08/2061 10,000 9,925
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 30,099
5.10%, 10/01/2035 30,000 40,248
Autodesk, Inc., 2.85%, 1/15/2030 10,000 10,707
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,662
Broadcom, Inc.
4.70%, 4/15/2025 90,000 101,241
2.45%, 2/15/2031
(b)
55,000 54,862
3.50%, 2/15/2041
(b)
5,000 5,195
3.75%, 2/15/2051
(b)
5,000 5,281
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Technology – 1.7% (continued)
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 11,056
Citrix Systems, Inc., 1.25%, 3/01/2026 20,000 19,910
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 10,876
4.90%, 10/01/2026 50,000 58,210
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 24,772
Fidelity National Information Services, Inc.,
0.38%, 3/01/2023 10,000 10,001
Fiserv, Inc., 2.75%, 7/01/2024 25,000 26,469
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 10,175
6.20%, 10/15/2035 50,000 69,249
6.35%, 10/15/2045 20,000 27,677
HP, Inc., 6.00%, 9/15/2041 35,000 46,255
Intel Corp.
3.15%, 5/11/2027
(a)
30,000 33,162
2.45%, 11/15/2029
(a)
30,000 31,653
4.10%, 5/11/2047 40,000 48,477
3.10%, 2/15/2060 10,000 10,266
International Business Machines Corp.
3.30%, 1/27/2027 100,000 110,583
4.00%, 6/20/2042 25,000 29,713
Intuit, Inc., 1.65%, 7/15/2030 10,000 10,001
KLA Corp., 5.00%, 3/15/2049 50,000 69,000
Maxim Integrated Products, Inc., 3.38%,
3/15/2023 110,000 114,394
Micron Technology, Inc., 2.50%, 4/24/2023 15,000 15,489
Microsoft Corp.
3.63%, 12/15/2023 50,000 53,555
2.88%, 2/06/2024 30,000 31,748
2.40%, 8/08/2026 25,000 26,754
4.50%, 10/01/2040 75,000 100,683
4.25%, 2/06/2047 40,000 53,019
3.04%, 3/17/2062 31,000 34,084
NetApp, Inc., 1.88%, 6/22/2025 10,000 10,334
NVIDIA Corp.
3.50%, 4/01/2040 20,000 22,989
3.50%, 4/01/2050 40,000 46,233
NXP BV / NXP Funding LLC / NXP USA, Inc.
3.88%, 6/18/2026
(b)
10,000 11,150
3.15%, 5/01/2027
(b)
10,000 10,812
3.25%, 5/11/2041
(b)
10,000 10,504
Oracle Corp.
1.65%, 3/25/2026 50,000 50,963
2.65%, 7/15/2026 50,000 53,085
2.95%, 4/01/2030 22,000 23,489
2.88%, 3/25/2031 10,000 10,574
4.30%, 7/08/2034 50,000 59,015
4.00%, 11/15/2047 30,000 33,270
3.60%, 4/01/2050 10,000 10,481
4.10%, 3/25/2061 10,000 11,298
QUALCOMM, Inc., 2.60%, 1/30/2023 10,000 10,331
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 19,999
Servicenow , Inc., 1.40%, 9/01/2030 50,000 47,761
Texas Instruments, Inc., 2.25%, 9/04/2029 13,000 13,717
VMware, Inc., 2.95%, 8/21/2022 20,000 20,491
2,202,506

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Utilities – 2.1%
AEP Transmission Co. LLC, 3.80%, 6/15/2049 30,000 35,670
Alabama Power Co., 3.13%, 7/15/2051 40,000 42,561
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 9,784
American Water Capital Corp.
3.75%, 9/01/2028 40,000 45,823
6.59%, 10/15/2037 40,000 60,704
4.15%, 6/01/2049 50,000 62,026
Arizona Public Service Co., 3.35%, 5/15/2050 25,000 27,473
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 43,655
3.38%, 9/15/2049 50,000 55,652
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 40,000 44,533
Black Hills Corp., 3.88%, 10/15/2049 10,000 11,157
Commonwealth Edison Co.
4.00%, 3/01/2048 20,000 24,528
4.00%, 3/01/2049 20,000 24,705
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 38,784
Series C, 3.00%, 12/01/2060 20,000 19,401
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 25,000 25,287
Series B, 3.30%, 4/15/2041 25,000 26,966
Duke Energy Carolinas LLC, 4.25%, 12/15/2041 30,000 37,077
Duke Energy Corp., 3.75%, 9/01/2046 20,000 22,069
Duke Energy Indiana LLC, 2.75%, 4/01/2050 45,000 44,861
Edison International, 4.13%, 3/15/2028 10,000 10,826
El Paso Electric Co., 6.00%, 5/15/2035 33,000 45,029
Emera US Finance LP, 3.55%, 6/15/2026 10,000 10,990
Enel Generacion Chile SA, 4.25%, 4/15/2024 25,000 26,817
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 37,061
Essential Utilities, Inc., 3.35%, 4/15/2050 15,000 16,011
Eversource Energy, Series R, 1.65%, 8/15/2030 50,000 48,840
Exelon Generation Co. LLC, 5.75%, 10/01/2041 30,000 36,138
Florida Power & Light Co., 2.85%, 4/01/2025 25,000 26,834
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 38,022
Interstate Power And Light Co., 2.30%,
6/01/2030 15,000 15,472
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 55,083
Louisville Gas And Electric Co., 4.25%,
4/01/2049 25,000 31,569
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 75,770
4.25%, 7/15/2049 30,000 38,378
National Rural Utilities Cooperative Finance
Corp.
1.00%, 6/15/2026 45,000 45,014
4.30%, 3/15/2049 15,000 19,285
NextEra Energy Capital Holdings, Inc.
3.15%, 4/01/2024 75,000 79,827
2.25%, 6/01/2030 30,000 30,811
NiSource, Inc.
0.95%, 8/15/2025 15,000 14,921
5.25%, 2/15/2043 35,000 46,914
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 15,000 16,263
One Gas, Inc., 0.85%, 3/11/2023 15,000 15,004
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 26.3% (continued)
Utilities – 2.1% (continued)
Pacific Gas And Electric Co.
3.85%, 11/15/2023 50,000 52,440
3.15%, 1/01/2026 10,000 10,262
2.10%, 8/01/2027 10,000 9,716
4.55%, 7/01/2030 5,000 5,340
2.50%, 2/01/2031
(a)
50,000 47,186
4.50%, 7/01/2040 5,000 5,042
3.30%, 8/01/2040 30,000 27,345
4.20%, 6/01/2041 25,000 24,690
4.00%, 12/01/2046 50,000 47,211
4.95%, 7/01/2050 5,000 5,163
Pacificorp , 4.10%, 2/01/2042 35,000 42,096
PECO Energy Co., 3.00%, 9/15/2049 40,000 42,580
Piedmont Natural Gas Co., Inc., 3.35%,
6/01/2050 15,000 15,991
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 14,969
Series 34, 3.20%, 3/01/2050 20,000 22,258
Public Service Electric And Gas Co., 3.95%,
5/01/2042 35,000 42,479
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,951
1.60%, 8/15/2030 10,000 9,627
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 53,212
Series TTT, 4.10%, 6/15/2049 10,000 12,358
Sempra Energy
3.55%, 6/15/2024 15,000 16,117
3.80%, 2/01/2038 15,000 17,097
Southern California Edison Co.
2.25%, 6/01/2030 25,000 25,149
6.00%, 1/15/2034 160,000 212,681
4.50%, 9/01/2040 75,000 87,396
Southern California Gas Co.
3.75%, 9/15/2042 60,000 68,584
Series VV, 4.30%, 1/15/2049 15,000 19,081
Series WW, 3.95%, 2/15/2050 65,000 79,266
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 11,229
Southern Co. Gas Capital Corp., 4.40%,
5/30/2047 30,000 36,345
Southern Power Co., 5.25%, 7/15/2043 20,000 25,510
Southwest Gas Corp., 2.20%, 6/15/2030
(a)
15,000 15,308
Southwestern Electric Power Co., Series J,
3.90%, 4/01/2045 40,000 45,300
Virginia Electric and Power Co.
Series A, 3.80%, 4/01/2028 50,000 57,151
Series B, 3.80%, 9/15/2047 20,000 23,533
2.45%, 12/15/2050 10,000 9,469
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 30,034
2.60%, 12/01/2029 10,000 10,582
2,773,343
Total Corporate Bonds (cost $34,143,382) 34,915,011
Foreign Governmental – 2.1%
Chile Government International Bond
3.24%, 2/06/2028 40,000 43,573
2.45%, 1/31/2031 20,000 20,449
3.10%, 1/22/2061 50,000 48,157

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.1% (continued)
Hungary Government International Bond
5.38%, 2/21/2023 20,000 21,550
5.75%, 11/22/2023 120,000 134,402
Indonesia Government International Bond
2.95%, 1/11/2023 96,000 99,368
3.40%, 9/18/2029 20,000 21,804
1.85%, 3/12/2031 20,000 19,502
3.05%, 3/12/2051 20,000 19,662
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 57,388
Korea International Bond, 4.13%, 6/10/2044 200,000 262,584
Mexico Government International Bond
4.00%, 10/02/2023 50,000 53,980
2.66%, 5/24/2031 50,000 49,204
4.75%, 4/27/2032 60,000 69,017
6.05%, 1/11/2040 40,000 50,378
4.28%, 8/14/2041 100,000 106,017
5.75%, 10/12/2110 20,000 24,018
Panama Government International Bond
4.00%, 9/22/2024 50,000 54,320
3.75%, 3/16/2025 50,000 54,313
9.38%, 4/01/2029 100,000 148,045
6.70%, 1/26/2036 40,000 54,691
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 20,501
2.84%, 6/20/2030 20,000 20,439
8.75%, 11/21/2033 20,000 31,050
3.23%, 7/28/2121 25,000 21,131
Philippine Government International Bond
9.50%, 2/02/2030 25,000 39,390
1.95%, 1/06/2032 100,000 99,227
Province of Alberta Canada, 3.30%, 3/15/2028 25,000 28,312
Province of British Columbia Canada
2.00%, 10/23/2022 40,000 40,884
Series 10, 1.75%, 9/27/2024 20,000 20,796
0.90%, 7/20/2026 50,000 50,278
Province of Manitoba Canada, 2.13%,
6/22/2026 25,000 26,471
Province of Ontario Canada
2.20%, 10/03/2022 50,000 51,169
1.75%, 1/24/2023 100,000 102,252
3.20%, 5/16/2024 30,000 32,283
0.63%, 1/21/2026 10,000 9,949
1.05%, 4/14/2026 15,000 15,176
2.50%, 4/27/2026 25,000 26,961
1.05%, 5/21/2027 65,000 65,114
1.60%, 2/25/2031 30,000 30,202
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 77,000 79,456
0.60%, 7/23/2025 50,000 49,877
2.50%, 4/20/2026 20,000 21,598
2.75%, 4/12/2027 150,000 164,303
1.90%, 4/21/2031 15,000 15,558
Republic of Italy Government International
Bond
6.88%, 9/27/2023 40,000 45,214
4.00%, 10/17/2049 20,000 23,060
3.88%, 5/06/2051 30,000 34,052
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 2.1% (continued)
Republic of Poland Government International
Bond
3.00%, 3/17/2023 150,000 156,496
4.00%, 1/22/2024 50,000 54,326
Svensk Exportkredit AB, 5/11/2037
(a)(c)
30,000 19,928
Uruguay Government International Bond
8.00%, 11/18/2022 6,667 7,058
4.98%, 4/20/2055 20,000 25,866
Total Foreign Governmental (cost
$2,802,532) 2,840,799
Municipal Securities – 0.2%
California State University, RB, 2.72%,
11/01/2052 50,000 50,116
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 32,952
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 25,629
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 14,684
State of California, GO, 7.60%, 11/01/2040 15,000 26,736
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 33,752
State of Illinois, GO, 5.10%, 6/01/2033 20,000 23,848
University of Virginia, RB, 2.58%, 11/01/2051 50,000 51,091
Total Municipal Securities (cost $249,944) 258,808
Supranational Bank – 1.5%
African Development Bank, 3.00%, 9/20/2023 75,000 79,336
Asian Development Bank
2.75%, 3/17/2023 50,000 52,081
2.63%, 1/30/2024 50,000 52,881
2.75%, 1/19/2028 50,000 55,546
1.75%, 9/19/2029 50,000 52,297
0.75%, 10/08/2030
(a)
150,000 143,356
Asian Infrastructure Investment Bank (The),
0.25%, 9/29/2023 50,000 49,953
European Bank For Reconstruction &
Development, 0.25%, 7/10/2023 70,000 70,023
European Investment Bank
1.88%, 2/10/2025 50,000 52,375
0.38%, 12/15/2025 5,000 4,939
0.38%, 3/26/2026 10,000 9,858
2.38%, 5/24/2027 150,000 162,593
Export Development Canada, 1.38%, 2/24/2023 60,000 61,113
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 200,700
Inter-American Development Bank
2.50%, 1/18/2023 75,000 77,554
2.00%, 6/02/2026
(a)
15,000 15,900
0.63%, 9/16/2027 50,000 49,033
3.13%, 9/18/2028 50,000 57,054
1.13%, 1/13/2031 10,000 9,860
3.88%, 10/28/2041 150,000 196,886
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 20,000 21,331
0.75%, 3/11/2025 50,000 50,386
0.38%, 7/28/2025 150,000 148,676
0.50%, 10/28/2025 75,000 74,549
0.75%, 8/26/2030 75,000 71,863
1.25%, 2/10/2031 10,000 9,967

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.5% (continued)
Japan Bank For International Cooperation
2.38%, 11/16/2022 20,000 20,547
0.63%, 7/15/2025 50,000 49,755
2.25%, 11/04/2026 50,000 53,241
Total Supranational Bank (cost $1,937,264) 1,953,653
U.S. Government Agencies – 29.8%
Federal Farm Credit Banks Funding Corp.
0.13%, 3/23/2023 100,000 99,924
0.25%, 2/26/2024 50,000 49,946
Federal Home Loan Banks
2.00%, 9/09/2022 20,000 20,421
0.13%, 10/21/2022 40,000 40,005
0.13%, 3/17/2023 50,000 49,980
2.50%, 2/13/2024 265,000 280,063
2.75%, 12/13/2024 10,000 10,772
3.25%, 11/16/2028 65,000 74,806
Federal Home Loan Mortgage Corporation
0.38%, 4/20/2023
(d)
80,000 80,331
0.25%, 8/24/2023
(d)
54,000 54,049
0.25%, 9/08/2023
(d)
25,000 25,016
1.50%, 2/12/2025
(d)
30,000 31,094
0.38%, 7/21/2025
(a)(d)
100,000 99,274
2.50%, 9/01/2027
(d)
23,321 24,431
4.00%, 7/01/2029
(d)
21,144 22,563
6.75%, 9/15/2029
(d)
50,000 72,051
3.00%, 2/01/2031
(d)
40,805 43,212
2.50%, 12/01/2031
(d)
23,820 25,025
6.25%, 7/15/2032
(d)
70,000 104,658
3.00%, 1/01/2033
(d)
8,840 9,327
3.50%, 2/01/2033
(d)
116,443 124,553
3.00%, 4/01/2033
(d)
45,732 48,274
2.50%, 11/01/2034
(d)
36,770 38,562
3.50%, 3/01/2035
(d)
11,557 12,408
3.00%, 4/01/2035
(d)
53,877 56,785
2.50%, 9/01/2035
(d)
37,421 39,215
1.50%, 11/01/2035
(d)
22,259 22,714
2.50%, 5/01/2036
(d)
98,189 103,212
3.00%, 5/01/2037
(d)
24,504 25,924
3.00%, 5/01/2037
(d)
32,673 34,559
3.00%, 11/01/2039
(d)
67,276 70,646
3.00%, 3/01/2040
(d)
73,571 77,257
2.50%, 4/01/2040
(d)
11,126 11,613
2.50%, 9/01/2040
(d)
80,169 83,682
2.50%, 10/01/2040
(d)
21,231 22,161
2.00%, 11/01/2040
(d)
22,978 23,629
4.00%, 11/01/2040
(d)
77,684 85,182
1.50%, 1/01/2041
(d)
23,839 24,006
2.00%, 3/01/2041
(d)
24,311 25,024
1.50%, 5/01/2041
(d)
98,179 98,859
2.00%, 8/01/2041
(d)
50,000 51,467
3.00%, 12/01/2042
(d)
23,969 25,610
3.00%, 1/01/2043
(d)
60,273 64,401
3.50%, 2/01/2043
(d)
76,133 82,457
3.00%, 4/01/2043
(d)
85,271 91,195
3.00%, 1/01/2045
(d)
352,324 374,756
3.00%, 5/01/2045
(d)
13,799 14,638
3.50%, 7/01/2045
(d)
16,231 17,413
3.50%, 10/01/2045
(d)
30,608 32,836
4.50%, 10/01/2045
(d)
97,360 108,671
4.00%, 11/01/2045
(d)
245,680 267,023
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal Home Loan Mortgage Corporation
(continued)
3.50%, 12/01/2045
(d)
11,435 12,268
3.00%, 12/01/2046
(d)
12,548 13,259
3.00%, 1/01/2047
(d)
65,918 69,652
3.00%, 8/01/2047
(d)
62,490 66,030
4.00%, 8/01/2047
(d)
70,634 75,877
3.50%, 6/01/2048
(d)
101,975 108,153
4.50%, 8/01/2048
(d)
132,077 142,250
4.00%, 1/01/2049
(d)
79,567 84,936
4.50%, 3/01/2049
(d)
52,017 56,058
3.00%, 9/01/2049
(d)
53,459 56,052
3.00%, 10/01/2049
(d)
60,080 62,994
5.00%, 10/01/2049
(d)
118,483 129,420
2.50%, 1/01/2050
(d)
50,593 52,657
4.50%, 2/01/2050
(d)
39,725 42,829
3.00%, 3/01/2050
(d)
48,837 51,206
3.50%, 4/01/2050
(d)
28,734 30,482
2.50%, 6/01/2050
(d)
93,726 97,651
2.00%, 7/01/2050
(d)
19,611 20,011
2.50%, 7/01/2050
(d)
485,906 506,255
2.50%, 7/01/2050
(d)
227,838 237,380
2.50%, 8/01/2050
(d)
18,928 19,721
2.50%, 10/01/2050
(d)
160,380 167,096
3.00%, 10/01/2050
(d)
56,201 58,944
2.00%, 5/01/2051
(d)
123,517 126,043
2.00%, 5/01/2051
(d)
197,450 201,487
2.50%, 5/01/2051
(d)
73,686 76,853
1.50%, 6/01/2051
(d)
198,906 196,955
1.50%, 8/01/2051
(d)
200,000 198,039
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs .
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 52,995
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 22,276
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 58,361
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 58,634
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
30,000 35,075
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 10,902
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
41,180 45,060
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 52,880
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 56,427
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 22,161
Series 2020-K105, Class A2, 1.87%,
3/25/2053
(d)
15,000 15,630
Federal National Mortgage Association
2.38%, 1/19/2023
(d)
20,000 20,650
0.25%, 5/22/2023
(d)
50,000 50,097
0.25%, 11/27/2023
(d)
50,000 50,014
1.75%, 7/02/2024
(d)
25,000 26,014
1.63%, 1/07/2025
(a)(d)
50,000 52,082
0.63%, 4/22/2025
(d)
30,000 30,144
0.38%, 8/25/2025
(d)
30,000 29,748

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
1.88%, 9/24/2026
(d)
115,000 121,610
3.00%, 11/01/2026
(d)
36,764 38,710
3.00%, 12/01/2026
(d)
18,435 19,411
3.00%, 12/01/2026
(d)
19,992 21,051
3.00%, 6/01/2027
(d)
19,100 20,117
3.00%, 2/01/2028
(d)
28,814 30,348
2.50%, 6/01/2028
(d)
60,061 62,932
3.00%, 9/01/2028
(d)
112,517 118,771
3.50%, 8/01/2030
(d)
35,181 37,560
0.88%, 8/05/2030
(d)
165,000 159,035
2.00%, 10/01/2030
(d)
15,583 16,195
6.63%, 11/15/2030
(d)
75,000 109,759
3.00%, 8/01/2031
(d)
24,682 26,138
2.50%, 10/01/2031
(d)
166,213 174,327
2.00%, 11/01/2031
(d)
41,732 43,369
3.50%, 11/01/2031
(d)
28,158 30,104
2.50%, 1/01/2032
(d)
99,071 104,082
2.50%, 1/01/2032
(d)
19,658 20,632
3.50%, 1/01/2032
(d)
21,575 23,215
3.00%, 2/01/2032
(d)
27,666 29,298
3.50%, 4/01/2032
(d)
30,010 32,100
2.50%, 1/01/2033
(d)
34,510 36,195
3.00%, 2/01/2033
(d)
88,714 93,596
3.00%, 2/01/2033
(d)
26,386 27,838
3.50%, 5/01/2033
(d)
7,587 8,107
2.50%, 7/01/2033
(d)
38,515 40,463
4.00%, 4/01/2034
(d)
21,440 22,889
3.50%, 9/01/2034
(d)
31,452 33,812
3.00%, 2/01/2035
(d)
12,938 13,642
3.50%, 3/01/2035
(d)
14,942 15,967
2.00%, 7/01/2035
(d)
36,606 37,999
2.50%, 8/01/2035
(d)
20,327 21,301
3.00%, 9/01/2035
(d)
37,896 39,941
2.00%, 10/01/2035
(d)
22,458 23,313
2.00%, 10/01/2035
(d)
22,719 23,584
2.00%, 10/01/2035
(d)
45,134 46,852
5.50%, 10/01/2035
(d)
19,359 22,348
1.50%, 11/01/2035
(d)
22,121 22,573
2.50%, 11/01/2035
(d)
42,109 44,128
2.00%, 12/01/2035
(d)
46,749 48,528
1.50%, 4/01/2036
(d)
24,167 24,644
2.00%, 4/01/2036
(d)
49,170 51,060
1.50%, 5/01/2036
(d)
97,912 99,846
2.00%, 7/01/2036
(d)
74,707 77,578
1.50%, 8/15/2036
(d)(e)
600,000 611,526
2.00%, 8/15/2036
(d)(e)
1,000,000 1,037,800
2.50%, 8/15/2036
(d)(e)
325,000 340,509
3.00%, 8/15/2036
(d)(e)
25,000 26,304
3.50%, 1/01/2037
(d)
24,344 26,095
2.50%, 2/01/2037
(d)
22,611 23,655
3.50%, 11/01/2037
(d)
62,401 66,611
2.50%, 3/01/2038
(d)
27,001 28,248
3.00%, 5/01/2038
(d)
47,109 49,829
3.50%, 6/01/2039
(d)
84,920 92,046
4.50%, 6/01/2039
(d)
31,202 34,948
4.00%, 11/01/2039
(d)
27,058 29,242
6.00%, 4/01/2040
(d)
45,051 53,130
2.50%, 5/01/2040
(d)
13,865 14,473
2.00%, 8/01/2040
(d)
45,312 46,595
2.50%, 8/01/2040
(d)
19,020 19,853
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
2.00%, 9/01/2040
(d)
69,604 71,575
4.00%, 10/01/2040
(d)
95,869 105,122
2.00%, 11/01/2040
(d)
22,948 23,598
2.00%, 1/01/2041
(d)
23,824 24,499
2.00%, 2/01/2041
(d)
29,901 30,748
4.50%, 2/01/2041
(d)
41,005 45,894
1.50%, 5/01/2041
(d)
49,365 49,707
2.00%, 5/01/2041
(d)
74,029 76,201
1.50%, 6/01/2041
(d)
24,813 24,985
2.00%, 7/01/2041
(d)
99,657 102,581
5.50%, 7/01/2041
(d)
22,151 25,558
3.50%, 12/01/2041
(d)
30,737 33,301
3.00%, 4/01/2042
(d)
20,264 21,645
3.50%, 4/01/2042
(d)
76,555 82,914
5.00%, 4/01/2042
(d)
58,152 66,553
3.50%, 6/01/2042
(d)
23,958 25,948
4.00%, 7/01/2042
(d)
36,453 39,965
2.50%, 10/01/2042
(d)
77,791 81,774
3.00%, 4/01/2043
(d)
38,750 41,442
4.00%, 9/01/2044
(d)
41,521 45,336
3.00%, 10/01/2044
(d)
175,082 187,245
4.00%, 11/01/2044
(d)
37,744 41,213
3.00%, 4/01/2045
(d)
68,988 73,780
3.50%, 4/01/2045
(d)
20,970 22,496
3.50%, 5/01/2045
(d)
28,137 30,185
3.50%, 6/01/2045
(d)
218,877 236,873
3.50%, 8/01/2045
(d)
146,968 157,666
3.50%, 11/01/2045
(d)
40,807 43,778
3.50%, 12/01/2045
(d)
68,446 73,428
3.50%, 1/01/2046
(d)
41,805 44,848
4.00%, 1/01/2046
(d)
91,754 99,724
3.50%, 2/01/2046
(d)
52,441 56,258
3.50%, 2/01/2046
(d)
67,321 71,944
4.50%, 6/01/2046
(d)
46,543 52,094
3.00%, 9/01/2046
(d)
98,461 104,039
3.00%, 11/01/2046
(d)
58,488 61,801
3.00%, 11/01/2046
(d)
21,134 22,331
3.00%, 11/01/2046
(d)
73,292 77,444
3.50%, 12/01/2046
(d)
99,585 106,424
3.50%, 2/01/2047
(d)
84,957 90,791
3.50%, 4/01/2047
(d)
24,745 26,318
4.00%, 5/01/2047
(d)
59,312 63,693
4.50%, 5/01/2047
(d)
17,459 19,451
3.50%, 7/01/2047
(d)
114,795 124,331
3.50%, 8/01/2047
(d)
113,772 121,006
3.50%, 10/01/2047
(d)
37,894 40,304
4.00%, 10/01/2047
(d)
109,404 117,485
3.50%, 12/01/2047
(d)
77,464 82,390
3.50%, 2/01/2048
(d)
62,939 66,941
3.00%, 4/01/2048
(d)
246,681 263,818
3.50%, 4/01/2048
(d)
210,334 224,778
4.50%, 4/01/2048
(d)
20,464 22,041
4.50%, 8/01/2048
(d)
41,480 44,675
4.00%, 9/01/2048
(d)
128,807 137,498
4.50%, 10/01/2048
(d)
17,551 18,902
3.00%, 11/01/2048
(d)
172,540 182,314
3.50%, 4/01/2049
(d)
66,238 70,112
4.00%, 5/01/2049
(d)
93,401 99,704
4.50%, 5/01/2049
(d)
34,685 37,356
4.50%, 5/01/2049
(d)
14,622 15,765

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
3.50%, 7/01/2049
(d)
88,275 93,438
4.00%, 7/01/2049
(d)
88,853 94,941
5.00%, 7/01/2049
(d)
19,455 21,251
3.50%, 8/01/2049
(d)
170,716 180,700
3.50%, 9/01/2049
(d)
115,188 121,925
4.00%, 9/01/2049
(d)
29,661 31,693
4.50%, 9/01/2049
(d)
29,096 31,337
3.00%, 10/01/2049
(d)
150,215 157,501
2.50%, 11/01/2049
(d)
28,338 29,495
3.00%, 11/01/2049
(d)
145,272 152,318
4.50%, 11/01/2049
(d)
14,675 15,822
3.00%, 12/01/2049
(d)
93,350 97,878
3.50%, 12/01/2049
(d)
110,447 116,906
3.50%, 1/01/2050
(d)
64,440 68,208
3.00%, 2/01/2050
(d)
135,294 141,856
3.00%, 2/01/2050
(d)
73,264 76,817
3.00%, 3/01/2050
(d)
83,835 87,927
4.50%, 3/01/2050
(d)
128,184 138,058
4.00%, 4/01/2050
(d)
188,399 201,308
3.50%, 5/01/2050
(d)
157,326 166,899
3.50%, 5/01/2050
(d)
26,146 27,738
4.00%, 6/01/2050
(d)
43,182 46,141
4.00%, 6/01/2050
(d)
75,374 81,018
2.00%, 7/01/2050
(d)
60,482 61,719
2.50%, 7/01/2050
(d)
110,907 115,551
3.00%, 7/01/2050
(d)
53,076 55,666
3.00%, 7/01/2050
(d)
199,363 209,093
3.00%, 7/01/2050
(d)
80,960 84,911
3.50%, 7/01/2050
(d)
44,348 47,047
2.50%, 8/01/2050
(d)
235,351 245,207
2.50%, 8/01/2050
(d)
109,806 114,404
4.50%, 8/01/2050
(d)
63,132 68,272
2.00%, 9/01/2050
(d)
55,202 56,330
2.00%, 9/01/2050
(d)
46,684 47,638
2.50%, 9/01/2050
(d)
43,828 45,663
2.50%, 9/01/2050
(d)
90,358 94,142
3.00%, 9/01/2050
(d)
71,700 75,178
2.00%, 10/01/2050
(d)
93,501 95,412
2.50%, 11/01/2050
(d)
266,549 277,711
2.00%, 12/01/2050
(d)
191,016 194,920
2.00%, 12/01/2050
(d)
143,968 146,910
3.00%, 1/01/2051
(d)
89,185 93,537
1.50%, 2/01/2051
(d)
97,790 96,836
2.00%, 2/01/2051
(d)
266,156 271,596
2.00%, 2/01/2051
(d)
96,882 98,862
2.50%, 2/01/2051
(d)
96,896 101,061
2.50%, 2/01/2051
(d)
23,958 24,962
2.50%, 2/01/2051
(d)
295,066 307,423
1.50%, 3/01/2051
(d)
73,351 72,631
2.00%, 4/01/2051
(d)
197,552 201,592
2.00%, 4/01/2051
(d)
147,717 150,738
2.00%, 5/01/2051
(d)
197,677 201,719
1.50%, 6/01/2051
(d)
198,881 196,931
1.50%, 6/01/2051
(d)
24,852 24,608
2.00%, 7/01/2051
(d)
573,577 585,304
1.50%, 8/15/2051
(d)(e)
300,000 296,914
2.00%, 8/15/2051
(d)(e)
3,950,000 4,028,131
2.50%, 8/15/2051
(d)(e)
1,800,000 1,874,772
3.00%, 8/15/2051
(d)(e)
500,000 524,075
4.00%, 8/15/2051
(d)(e)
425,000 454,112
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
4.50%, 8/15/2051
(d)(e)
75,000 80,858
5.00%, 8/15/2051
(d)(e)
200,000 218,752
5.50%, 8/15/2051
(d)(e)
200,000 223,219
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.49%,
1/25/2024
(d)
18,167 19,223
Series 2018-M1, Class A2, 2.98%,
12/25/2027
(d)
99,940 109,862
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
25,000 28,969
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
20,000 22,624
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
40,000 43,518
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
29,900 31,605
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 217,208
Series 2018-M13, Class A2, 3.70%,
9/25/2030
(d)
10,000 11,814
Series 2021-M1G, Class A2, 1.51%,
11/25/2030
(d)
60,000 60,657
Government National Mortgage Association
4.00%, 11/20/2040 74,573 82,445
4.00%, 11/20/2044 321,346 350,939
3.50%, 6/20/2045 24,267 25,904
3.00%, 9/20/2046 22,724 23,972
3.50%, 11/20/2046 145,708 154,956
3.50%, 5/20/2047 200,563 212,395
4.00%, 7/20/2048 23,635 25,101
4.00%, 11/20/2048 70,561 74,938
4.00%, 8/20/2050 168,321 178,558
4.50%, 8/20/2050 41,262 44,360
4.50%, 9/20/2050 34,511 37,102
3.50%, 12/20/2050 23,243 24,575
2.00%, 1/20/2051 218,277 223,676
2.50%, 3/20/2051 170,980 177,978
2.00%, 4/20/2051 49,379 50,606
2.00%, 8/15/2051
(e)
1,275,000 1,305,702
2.50%, 8/15/2051
(e)
1,350,000 1,403,311
3.00%, 8/15/2051
(e)
50,000 52,198
3.00%, 8/15/2051
(e)
1,025,000 1,072,088
3.50%, 8/15/2051
(e)
450,000 472,545
4.50%, 8/15/2051
(e)
100,000 106,501
Government National Mortgage Association II
3.50%, 10/20/2026 33,867 36,147
4.00%, 10/20/2040 28,054 31,015
5.00%, 10/20/2040 34,503 39,477
4.50%, 1/20/2041 18,945 21,314
4.00%, 11/20/2041 25,152 27,725
3.00%, 8/20/2042 71,574 76,322
3.50%, 2/20/2043 59,618 64,578
2.50%, 3/20/2043 17,316 18,156
3.00%, 4/20/2043 92,517 98,498
3.50%, 7/20/2043 118,742 128,532
4.50%, 1/20/2045 39,065 43,260
3.50%, 2/20/2045 50,576 54,098
3.50%, 3/20/2046 39,367 41,866
4.00%, 3/20/2046 51,549 56,072
3.00%, 4/20/2046 24,066 25,387

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Government National Mortgage Association II
(continued)
4.00%, 6/20/2046 69,999 75,047
2.50%, 7/20/2046 42,571 44,411
2.50%, 10/20/2046 13,968 14,572
3.00%, 10/20/2046 61,265 64,628
3.00%, 11/20/2046 62,338 65,760
3.00%, 5/20/2047 112,744 118,868
4.00%, 8/20/2047 42,246 45,148
4.50%, 9/20/2047 58,669 63,285
3.00%, 10/20/2047 17,800 18,767
3.50%, 2/20/2048 38,959 41,258
5.00%, 6/20/2048 15,909 17,067
4.00%, 9/20/2048 23,993 25,481
4.50%, 11/20/2048 40,699 43,490
3.50%, 1/20/2049 97,902 103,677
4.00%, 2/20/2049 38,519 40,908
3.50%, 3/20/2049 43,766 46,181
3.00%, 1/20/2050 11,332 11,865
3.50%, 2/20/2050 54,463 57,590
3.50%, 4/20/2050 27,180 28,741
4.00%, 5/20/2050 28,075 29,782
5.00%, 5/20/2050 60,712 65,132
2.50%, 7/20/2050 36,971 38,445
3.00%, 7/20/2050 67,378 70,625
3.50%, 7/20/2050 50,268 53,151
3.00%, 8/20/2050 18,221 19,100
2.50%, 9/20/2050 42,913 44,625
3.00%, 11/20/2050 67,079 70,313
Tennessee Valley Authority
1.88%, 8/15/2022 50,000 50,908
5.25%, 9/15/2039 145,000 211,495
Total U.S. Government Agencies (cost
$39,418,585) 39,427,489
U.S. Treasury Government Securities – 38.5%
U.S. Treasury Bonds
7.13%, 2/15/2023 200,000 221,289
6.25%, 5/15/2030 105,000 150,134
5.38%, 2/15/2031
(a)
105,000 144,933
4.50%, 2/15/2036
(a)
80,000 112,337
3.50%, 2/15/2039
(a)
100,000 128,531
4.25%, 5/15/2039 20,000 28,100
4.38%, 11/15/2039 200,000 285,750
4.63%, 2/15/2040 35,000 51,576
1.13%, 5/15/2040 195,000 174,312
4.38%, 5/15/2040 60,000 86,100
1.13%, 8/15/2040 250,000 222,734
3.88%, 8/15/2040 50,000 67,570
1.38%, 11/15/2040 380,000 353,281
4.25%, 11/15/2040 34,000 48,190
1.88%, 2/15/2041 585,000 591,947
4.75%, 2/15/2041 45,000 67,788
2.25%, 5/15/2041 95,000 102,066
4.38%, 5/15/2041 85,000 122,692
3.75%, 8/15/2041 35,000 46,780
3.13%, 11/15/2041 60,000 73,678
3.13%, 2/15/2042 55,000 67,633
3.00%, 5/15/2042 125,000 150,820
2.75%, 8/15/2042 72,000 83,666
2.75%, 11/15/2042 117,000 135,939
3.13%, 2/15/2043 120,000 147,750
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 38.5% (continued)
U.S. Treasury Bonds (continued)
2.88%, 5/15/2043 150,000 177,844
3.63%, 8/15/2043 100,000 132,578
3.75%, 11/15/2043 100,000 135,203
3.63%, 2/15/2044 150,000 199,687
3.38%, 5/15/2044 50,000 64,281
3.13%, 8/15/2044 170,000 210,508
3.00%, 11/15/2044 15,000 18,220
2.50%, 2/15/2045 255,000 285,241
3.00%, 5/15/2045 75,000 91,371
2.88%, 8/15/2045 100,000 119,469
2.25%, 8/15/2046 150,000 160,734
2.88%, 11/15/2046 10,000 12,008
3.00%, 2/15/2047
(a)
265,000 325,619
3.00%, 5/15/2047 120,000 147,619
2.75%, 8/15/2047 190,000 223,814
2.75%, 11/15/2047 125,000 147,363
3.00%, 2/15/2048 316,000 389,816
3.13%, 5/15/2048 210,000 265,027
3.00%, 8/15/2048 225,000 278,086
3.38%, 11/15/2048 345,000 455,777
3.00%, 2/15/2049 365,000 452,429
2.88%, 5/15/2049 290,000 351,852
2.25%, 8/15/2049 255,000 274,205
2.38%, 11/15/2049
(a)
180,000 198,872
2.00%, 2/15/2050 270,000 275,484
1.25%, 5/15/2050
(a)
313,000 266,490
1.38%, 8/15/2050
(a)
330,000 289,936
1.63%, 11/15/2050 335,000 313,225
1.88%, 2/15/2051
(a)
365,000 362,320
2.38%, 5/15/2051
(a)
310,000 344,003
U.S. Treasury Notes
1.50%, 8/15/2022 220,000 223,223
0.13%, 8/31/2022 345,000 345,135
1.63%, 8/31/2022 150,000 152,484
1.88%, 8/31/2022 200,000 203,852
1.50%, 9/15/2022 270,000 274,250
0.13%, 9/30/2022 200,000 200,063
1.75%, 9/30/2022 300,000 305,754
1.88%, 9/30/2022 275,000 280,661
1.38%, 10/15/2022 250,000 253,828
0.13%, 10/31/2022 315,000 315,074
1.88%, 10/31/2022 300,000 306,609
2.00%, 10/31/2022 50,000 51,176
1.63%, 11/15/2022 450,000 458,736
0.13%, 11/30/2022 200,000 200,031
2.00%, 11/30/2022 175,000 179,382
1.63%, 12/15/2022 100,000 102,066
0.13%, 12/31/2022 230,000 230,000
2.13%, 12/31/2022 100,000 102,813
1.50%, 1/15/2023 100,000 101,996
0.13%, 1/31/2023 175,000 174,973
1.75%, 1/31/2023 500,000 512,090
2.38%, 1/31/2023 50,000 51,676
1.38%, 2/15/2023 100,000 101,910
2.00%, 2/15/2023 115,000 118,275
0.13%, 2/28/2023 320,000 319,925
1.50%, 2/28/2023 21,000 21,451
0.50%, 3/15/2023 185,000 186,077
0.13%, 3/31/2023 325,000 324,873
1.50%, 3/31/2023 25,000 25,562

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 38.5% (continued)
U.S. Treasury Notes (continued)
0.25%, 4/15/2023 195,000 195,328
0.13%, 4/30/2023 200,000 199,875
1.63%, 4/30/2023 100,000 102,555
2.75%, 4/30/2023 100,000 104,512
0.13%, 5/15/2023 245,000 244,856
1.75%, 5/15/2023 105,000 107,970
0.13%, 5/31/2023 220,000 219,837
1.63%, 5/31/2023 200,000 205,320
0.25%, 6/15/2023 180,000 180,260
0.13%, 6/30/2023
(a)
225,000 224,807
1.38%, 6/30/2023 225,000 230,168
2.63%, 6/30/2023 200,000 209,336
0.13%, 7/15/2023 325,000 324,670
0.13%, 7/31/2023 300,000 299,619
1.25%, 7/31/2023 100,000 102,121
2.75%, 7/31/2023 200,000 210,211
0.13%, 8/15/2023 240,000 239,681
2.50%, 8/15/2023 200,000 209,344
1.38%, 8/31/2023 100,000 102,437
2.75%, 8/31/2023 100,000 105,281
0.13%, 9/15/2023 275,000 274,527
1.38%, 9/30/2023 130,000 133,250
2.88%, 9/30/2023 100,000 105,742
0.13%, 10/15/2023 200,000 199,578
1.63%, 10/31/2023 200,000 206,250
0.25%, 11/15/2023 350,000 350,219
2.75%, 11/15/2023 625,000 660,938
2.13%, 11/30/2023
(a)
200,000 208,766
0.13%, 12/15/2023 145,000 144,604
2.25%, 12/31/2023 200,000 209,609
2.63%, 12/31/2023 200,000 211,406
0.13%, 1/15/2024 250,000 249,180
2.25%, 1/31/2024 200,000 209,906
2.50%, 1/31/2024 200,000 211,125
0.13%, 2/15/2024
(a)
230,000 229,209
2.75%, 2/15/2024
(a)
200,000 212,563
2.13%, 2/29/2024 200,000 209,531
2.38%, 2/29/2024 200,000 210,750
0.25%, 3/15/2024
(a)
320,000 319,750
2.13%, 3/31/2024 250,000 262,148
0.38%, 4/15/2024 240,000 240,488
2.00%, 4/30/2024 141,000 147,543
2.25%, 4/30/2024 600,000 631,875
0.25%, 5/15/2024 710,000 708,724
2.50%, 5/15/2024 295,000 313,000
2.00%, 5/31/2024 150,000 157,090
0.25%, 6/15/2024 215,000 214,513
1.75%, 6/30/2024 250,000 260,234
2.00%, 6/30/2024 80,000 83,856
0.38%, 7/15/2024 290,000 290,249
1.75%, 7/31/2024
(a)
100,000 104,203
2.13%, 7/31/2024 50,000 52,652
2.38%, 8/15/2024 550,000 583,602
1.50%, 9/30/2024 100,000 103,523
2.13%, 9/30/2024 100,000 105,477
1.50%, 10/31/2024 100,000 103,578
2.25%, 10/31/2024 81,000 85,835
2.25%, 11/15/2024 625,000 662,500
1.50%, 11/30/2024 200,000 207,203
2.13%, 11/30/2024
(a)
130,000 137,353
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 38.5% (continued)
U.S. Treasury Notes (continued)
1.75%, 12/31/2024 100,000 104,484
2.25%, 12/31/2024 125,000 132,695
1.38%, 1/31/2025 75,000 77,402
2.50%, 1/31/2025 100,000 107,133
2.00%, 2/15/2025 150,000 158,086
1.13%, 2/28/2025
(a)
85,000 86,986
2.75%, 2/28/2025 175,000 189,205
0.50%, 3/31/2025 155,000 155,109
0.38%, 4/30/2025 100,000 99,539
2.13%, 5/15/2025 605,000 641,725
0.25%, 5/31/2025
(a)
110,000 108,883
2.88%, 5/31/2025 200,000 217,984
0.25%, 6/30/2025 100,000 98,914
0.25%, 7/31/2025 100,000 98,844
2.00%, 8/15/2025 180,000 190,420
0.25%, 8/31/2025
(a)
265,000 261,667
0.25%, 9/30/2025 135,000 133,207
0.25%, 10/31/2025
(a)
500,000 492,891
2.25%, 11/15/2025 190,000 203,389
0.38%, 11/30/2025 150,000 148,570
2.88%, 11/30/2025 100,000 109,742
0.38%, 12/31/2025
(a)
290,000 286,987
0.38%, 1/31/2026 275,000 271,885
2.63%, 1/31/2026 40,000 43,550
1.63%, 2/15/2026 315,000 328,978
0.50%, 2/28/2026 320,000 318,000
2.50%, 2/28/2026 60,000 65,053
0.75%, 3/31/2026 285,000 286,314
2.25%, 3/31/2026 150,000 161,051
0.75%, 4/30/2026 350,000 351,449
2.38%, 4/30/2026 200,000 216,031
1.63%, 5/15/2026 545,000 569,525
0.75%, 5/31/2026
(a)
300,000 301,078
2.13%, 5/31/2026 100,000 106,898
0.88%, 6/30/2026 525,000 529,799
1.88%, 6/30/2026 140,000 148,050
0.63%, 7/31/2026 305,000 303,916
1.88%, 7/31/2026 94,000 99,456
1.50%, 8/15/2026 495,000 514,413
1.38%, 8/31/2026 150,000 154,992
1.63%, 9/30/2026 100,000 104,586
1.63%, 10/31/2026 150,000 156,879
2.00%, 11/15/2026 200,000 213,016
1.63%, 11/30/2026 100,000 104,594
1.75%, 12/31/2026 400,000 421,094
1.50%, 1/31/2027 200,000 207,875
2.25%, 2/15/2027 200,000 215,938
1.13%, 2/28/2027 150,000 152,813
0.63%, 3/31/2027
(a)
100,000 99,070
0.50%, 4/30/2027 335,000 329,111
2.38%, 5/15/2027 285,000 310,205
0.50%, 5/31/2027 305,000 299,257
0.50%, 6/30/2027 200,000 196,109
0.38%, 7/31/2027 225,000 218,777
2.25%, 8/15/2027 125,000 135,312
0.50%, 8/31/2027 220,000 215,205
0.38%, 9/30/2027 100,000 96,977
0.50%, 10/31/2027 90,000 87,841
2.25%, 11/15/2027 330,000 357,405
0.63%, 11/30/2027 400,000 393,000

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 38.5% (continued)
U.S. Treasury Notes (continued)
0.63%, 12/31/2027 330,000 323,916
0.75%, 1/31/2028 310,000 306,391
2.75%, 2/15/2028 175,000 195,262
1.13%, 2/29/2028
(a)
310,000 313,681
1.25%, 3/31/2028 310,000 315,861
1.25%, 4/30/2028 205,000 208,812
2.88%, 5/15/2028 232,000 261,218
1.25%, 5/31/2028 225,000 229,078
1.25%, 6/30/2028 230,000 233,989
1.00%, 7/31/2028 310,000 309,909
2.88%, 8/15/2028 319,000 359,822
3.13%, 11/15/2028 275,000 315,563
2.63%, 2/15/2029 247,000 275,096
2.38%, 5/15/2029
(a)
250,000 274,180
1.63%, 8/15/2029 240,000 249,863
1.75%, 11/15/2029
(a)
140,000 147,131
1.50%, 2/15/2030
(a)
417,000 429,184
0.63%, 5/15/2030 285,000 272,130
0.63%, 8/15/2030
(a)
500,000 476,016
0.88%, 11/15/2030
(a)
645,000 626,658
1.13%, 2/15/2031
(a)
630,000 624,881
1.63%, 5/15/2031 520,000 539,094
Total U.S. Treasury Government Securities
(cost $50,985,280) 51,066,458
Shares
Investment Companies – 10.9%
Registered Investment Companies – 10.9%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $14,397,822) 14,397,822 14,397,822
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(f)(g)
(cost $706,963) 706,963 706,963
Total Investments Before TBA Sale
Commitments  (cost $146,314,419) 111.1% 147,248,699
TBA Sale Commitments – (0.3) %
Principal
Amount ($)
Federal National Mortgage Association
(h)
3.50%, 8/15/2036
(d)
50,000 (53,410)
3.50%, 8/15/2051
(d)
25,000 (26,495)
Government National Mortgage Association,
4.00%, 8/15/2051
(h)
275,000 (290,670)
Total TBA Sale Commitments (cost
$(369,897)) (370,575)
Total Investments (cost $145,944,522) 110.8% 146,878,124
Liabilities, Less Cash and Receivables (10.8)% (14,343,510)
Net Assets 100.0% 132,534,614
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits
(a)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $7,082,549 and the value of the collateral was $7,237,915, consisting of cash collateral of
$706,963 and U.S. Government & Agency securities valued at $6,530,952.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $266,872 or 0.20% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of July 31, 2021.
(h)
Sales on a forward commitment basis.

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7%
Basic Materials – 1.4%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 25,697
Albemarle Corp., 4.15%, 12/01/2024 10,000 10,957
DuPont de Nemours, Inc.
4.21%, 11/15/2023 50,000 53,984
4.49%, 11/15/2025 50,000 56,892
Eastman Chemical Co.
3.60%, 8/15/2022 25,000 25,630
3.80%, 3/15/2025 25,000 27,351
Ecolab, Inc., 3.25%, 1/14/2023 25,000 25,928
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 29,517
LYB International Finance BV, 4.00%,
7/15/2023 30,000 32,010
LYB International Finance III LLC, 2.88%,
5/01/2025 25,000 26,726
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 26,812
Nucor Corp., 2.00%, 6/01/2025 25,000 26,033
Nutrien Ltd., 3.15%, 10/01/2022 65,000 66,635
PPG Industries, Inc., 1.20%, 3/15/2026 25,000 25,130
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 25,132
Rio Tinto Finance USA Ltd., 3.75%, 6/15/2025 25,000 27,654
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 52,512
564,600
Communications – 5.5%
Alphabet, Inc., 0.45%, 8/15/2025 25,000 24,855
Amazon.com, Inc.
0.25%, 5/12/2023 25,000 25,012
0.40%, 6/03/2023 10,000 10,026
0.45%, 5/12/2024 40,000 40,027
2.80%, 8/22/2024 85,000 90,556
0.80%, 6/03/2025 20,000 20,094
1.00%, 5/12/2026 70,000 70,551
AT&T, Inc.
2.63%, 12/01/2022 25,000 25,631
0.90%, 3/25/2024 50,000 50,133
3.40%, 5/15/2025 45,000 49,085
4.13%, 2/17/2026 25,000 28,154
1.70%, 3/25/2026
(a)
50,000 50,767
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 54,688
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.91%, 7/23/2025 75,000 85,080
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 72,620
3.63%, 3/04/2024 10,000 10,821
Comcast Cable Communications Holdings, Inc.,
9.46%, 11/15/2022 50,000 55,877
Comcast Corp.
3.60%, 3/01/2024 20,000 21,608
3.38%, 2/15/2025 50,000 54,300
3.10%, 4/01/2025 20,000 21,594
3.38%, 8/15/2025 25,000 27,330
3.95%, 10/15/2025 25,000 28,039
Discovery Communications LLC
2.95%, 3/20/2023 27,000 28,020
3.45%, 3/15/2025 60,000 64,682
E*Trade Financial Corp., 2.95%, 8/24/2022 50,000 51,280
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Communications – 5.5% (continued)
eBay, Inc.
2.75%, 1/30/2023 25,000 25,843
3.45%, 8/01/2024 25,000 26,889
1.90%, 3/11/2025 25,000 25,919
1.40%, 5/10/2026 35,000 35,420
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 16,428
Fox Corp., 3.05%, 4/07/2025 25,000 26,844
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 25,077
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 49,083
Rogers Communications, Inc., 4.10%,
10/01/2023 50,000 53,374
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 25,886
T-Mobile USA, Inc., 1.50%, 2/15/2026 100,000 101,198
Twdc Enterprises 18 Corp., 2.35%, 12/01/2022 25,000 25,674
VeriSign, Inc., 5.25%, 4/01/2025 25,000 28,435
Verizon Communications, Inc.
3.38%, 2/15/2025 75,000 81,632
0.85%, 11/20/2025 50,000 49,726
1.45%, 3/20/2026 70,000 71,038
ViacomCBS , Inc.
3.70%, 8/15/2024 45,000 48,571
4.75%, 5/15/2025 50,000 56,657
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 54,029
Walt Disney Co. (The)
1.65%, 9/01/2022 50,000 50,787
3.00%, 9/15/2022 25,000 25,757
3.70%, 10/15/2025 75,000 83,130
1.75%, 1/13/2026 25,000 25,828
WPP Finance 2010, 3.75%, 9/19/2024 50,000 54,462
2,128,517
Consumer, Cyclical – 7.1%
American Honda Finance Corp.
0.40%, 10/21/2022 25,000 25,049
3.45%, 7/14/2023 30,000 31,789
2.15%, 9/10/2024 70,000 73,211
1.20%, 7/08/2025 25,000 25,319
Autonation , Inc., 3.50%, 11/15/2024 25,000 26,911
AutoZone, Inc.
3.13%, 7/15/2023 50,000 52,264
3.13%, 4/18/2024 15,000 15,960
Continental Airlines Pass-Through Trust
Series 2012-1, , Class A4.15%, 4/11/2024 15,156 16,057
Series 2012-2, , Class A4.00%, 10/29/2024 15,635 16,497
Costco Wholesale Corp., 2.75%, 5/18/2024 20,000 21,192
Cummins, Inc., 0.75%, 9/01/2025 25,000 24,972
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 27,239
2.50%, 10/15/2024 50,000 52,473
Dollar General Corp., 4.15%, 11/01/2025 25,000 28,089
Dollar Tree, Inc.
3.70%, 5/15/2023 25,000 26,353
4.00%, 5/15/2025 50,000 55,232
General Motors Co.
4.88%, 10/02/2023 75,000 81,485
5.40%, 10/02/2023 25,000 27,420
4.00%, 4/01/2025 25,000 27,510
6.13%, 10/01/2025 25,000 29,626

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Consumer, Cyclical – 7.1% (continued)
General Motors Financial Co., Inc.
3.25%, 1/05/2023 100,000 103,646
5.20%, 3/20/2023 25,000 26,811
1.70%, 8/18/2023 25,000 25,509
3.95%, 4/13/2024 25,000 26,903
4.00%, 1/15/2025 50,000 54,569
2.90%, 2/26/2025 50,000 53,029
2.75%, 6/20/2025 25,000 26,443
1.25%, 1/08/2026 25,000 24,973
Hasbro, Inc.
2.60%, 11/19/2022 25,000 25,667
3.00%, 11/19/2024 25,000 26,586
Home Depot, Inc. (The), 2.70%, 4/01/2023 25,000 25,879
Hyatt Hotels Corp., 5.38%, 4/23/2025 25,000 28,345
Las Vegas Sands Corp., 3.20%, 8/08/2024 90,000 93,988
Lennar Corp.
4.50%, 4/30/2024 25,000 27,221
5.25%, 6/01/2026 25,000 29,038
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 16,076
4.00%, 4/15/2025 50,000 55,410
Magna International, Inc., 4.15%, 10/01/2025 25,000 28,114
Marriott International, Inc., Series EE, 5.75%,
5/01/2025 50,000 57,724
McDonald's Corp.
3.30%, 7/01/2025 75,000 81,668
1.45%, 9/01/2025 25,000 25,581
3.70%, 1/30/2026 25,000 27,856
Nike, Inc., 2.40%, 3/27/2025 50,000 53,003
O'reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 27,727
PACCAR Financial Corp.
0.35%, 8/11/2023 25,000 25,018
1.10%, 5/11/2026 10,000 10,096
PVH Corp., 4.63%, 7/10/2025 25,000 27,845
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 28,183
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 57,141
Starbucks Corp., 3.10%, 3/01/2023 50,000 52,048
Stellantis NV, 5.25%, 4/15/2023 25,000 26,902
Tapestry, Inc., 4.25%, 4/01/2025 25,000 27,205
Target Corp., 2.25%, 4/15/2025 50,000 52,685
Toyota Motor Corp., 0.68%, 3/25/2024 110,000 110,416
Toyota Motor Credit Corp.
2.15%, 9/08/2022 70,000 71,463
2.90%, 3/30/2023 25,000 26,090
3.45%, 9/20/2023 50,000 53,275
2.90%, 4/17/2024 25,000 26,573
3.00%, 4/01/2025 50,000 53,928
3.40%, 4/14/2025 25,000 27,375
0.80%, 10/16/2025 15,000 14,929
1.13%, 6/18/2026 35,000 35,178
United Airlines Pass-Through Trust, Series
2014-1, Class A, 4.00%, 4/11/2026 13,391 14,158
VF Corp., 2.40%, 4/23/2025 25,000 26,260
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 54,526
Walmart, Inc.
2.35%, 12/15/2022 125,000 128,461
2.85%, 7/08/2024 85,000 90,725
3.55%, 6/26/2025 25,000 27,640
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Consumer, Cyclical – 7.1% (continued)
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 25,928
2,750,462
Consumer, Non-cyclical – 14.0%
Abbott Laboratories
3.40%, 11/30/2023 25,000 26,630
2.95%, 3/15/2025 50,000 53,789
AbbVie, Inc.
3.25%, 10/01/2022 25,000 25,662
3.20%, 11/06/2022 25,000 25,775
2.30%, 11/21/2022 75,000 76,884
2.85%, 5/14/2023 45,000 46,773
3.85%, 6/15/2024 25,000 27,066
2.60%, 11/21/2024 75,000 79,271
3.80%, 3/15/2025 50,000 54,783
3.60%, 5/14/2025 70,000 76,476
3.20%, 5/14/2026 50,000 54,443
Aetna, Inc., 2.80%, 6/15/2023 50,000 51,971
Altria Group, Inc.
2.85%, 8/09/2022 35,000 35,896
2.35%, 5/06/2025 25,000 26,173
AmerisourceBergen Corp., 0.74%, 3/15/2023 50,000 50,090
Amgen, Inc., 3.13%, 5/01/2025 25,000 26,957
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 50,000 55,486
Anheuser-Busch InBev Finance, Inc., 3.65%,
2/01/2026 50,000 55,344
Anthem, Inc.
3.30%, 1/15/2023 25,000 26,054
3.50%, 8/15/2024 25,000 26,952
3.35%, 12/01/2024 25,000 27,000
2.38%, 1/15/2025 75,000 78,742
Archer-Daniels-Midland Co., 2.75%, 3/27/2025 25,000 26,673
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 100,785
AstraZeneca PLC
3.38%, 11/16/2025 50,000 55,060
0.70%, 4/08/2026 25,000 24,638
BAT Capital Corp.
3.22%, 8/15/2024 65,000 69,035
2.79%, 9/06/2024 25,000 26,278
BAT International Finance PLC, 1.67%,
3/25/2026 25,000 25,212
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 26,767
3.73%, 12/15/2024 35,000 38,095
Biogen, Inc., 4.05%, 9/15/2025 75,000 83,743
Boston Scientific Corp., 3.45%, 3/01/2024 50,000 53,427
Bristol-Myers Squibb Co.
3.55%, 8/15/2022 25,000 25,846
2.75%, 2/15/2023 45,000 46,600
2.90%, 7/26/2024 50,000 53,402
3.88%, 8/15/2025 25,000 27,834
0.75%, 11/13/2025 15,000 14,956
3.20%, 6/15/2026 75,000 82,618
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 45,760
Campbell Soup Co., 2.50%, 8/02/2022 50,000 51,050
Cardinal Health, Inc., 3.08%, 6/15/2024 50,000 53,106

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Consumer, Non-cyclical – 14.0% (continued)
Cigna Corp.
3.05%, 11/30/2022 60,000 62,022
3.75%, 7/15/2023 41,000 43,519
3.50%, 6/15/2024 25,000 26,838
1.25%, 3/15/2026 50,000 50,434
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 27,789
Commonspirit Health, 2.76%, 10/01/2024 25,000 26,338
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 27,397
Constellation Brands, Inc., 3.20%, 2/15/2023 65,000 67,576
CVS Health Corp.
3.70%, 3/09/2023 41,000 43,062
4.00%, 12/05/2023 10,000 10,727
3.38%, 8/12/2024 75,000 80,522
4.10%, 3/25/2025 60,000 66,560
Diageo Capital PLC, 2.63%, 4/29/2023 50,000 51,717
Equifax, Inc.
2.60%, 12/01/2024 25,000 26,366
2.60%, 12/15/2025 50,000 53,093
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 25,000 26,147
General Mills, Inc.
2.60%, 10/12/2022 25,000 25,620
4.00%, 4/17/2025 25,000 27,736
Gilead Sciences, Inc.
3.25%, 9/01/2022 50,000 51,360
0.75%, 9/29/2023 75,000 75,044
3.50%, 2/01/2025 25,000 27,129
3.65%, 3/01/2026 25,000 27,692
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 70,000 74,718
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023 25,000 26,014
3.38%, 5/15/2023 50,000 52,710
Global Payments, Inc., 2.65%, 2/15/2025 50,000 52,804
HCA, Inc.
4.75%, 5/01/2023 35,000 37,466
5.00%, 3/15/2024 30,000 33,197
5.25%, 6/15/2026 50,000 58,267
Hershey Co. (The), 0.90%, 6/01/2025 25,000 25,197
Hormel Foods Corp., 0.65%, 6/03/2024 15,000 15,050
Humana, Inc., 3.85%, 10/01/2024 15,000 16,306
Johnson & Johnson, 2.45%, 3/01/2026 50,000 53,527
Keurig Dr Pepper, Inc.
4.06%, 5/25/2023 16,000 17,026
3.13%, 12/15/2023 25,000 26,484
0.75%, 3/15/2024 35,000 35,046
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 27,216
Kroger Co. (The), 3.50%, 2/01/2026 25,000 27,616
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 10,704
3.60%, 2/01/2025 50,000 54,089
McCormick & Co., Inc.
2.70%, 8/15/2022 70,000 71,589
0.90%, 2/15/2026 10,000 9,912
Medtronic, Inc., 3.50%, 3/15/2025 34,000 37,384
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Consumer, Non-cyclical – 14.0% (continued)
Merck & Co., Inc.
2.80%, 5/18/2023 25,000 26,106
2.90%, 3/07/2024 85,000 90,308
2.75%, 2/10/2025 40,000 42,739
Molson Coors Beverage Co., 3.00%, 7/15/2026 35,000 37,833
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 51,047
Moody's Corp.
4.50%, 9/01/2022 15,000 15,508
3.75%, 3/24/2025 25,000 27,475
Novartis Capital Corp.
1.75%, 2/14/2025 50,000 51,784
3.00%, 11/20/2025 50,000 54,434
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 52,670
1.65%, 6/01/2025 30,000 30,880
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 25,428
PepsiCo, Inc.
0.75%, 5/01/2023 50,000 50,443
0.40%, 10/07/2023 25,000 25,057
2.25%, 3/19/2025 50,000 52,717
Pfizer, Inc.
3.00%, 6/15/2023 40,000 42,001
3.20%, 9/15/2023 35,000 37,045
2.95%, 3/15/2024 50,000 53,225
Philip Morris International, Inc.
2.38%, 8/17/2022 50,000 51,035
2.88%, 5/01/2024 70,000 74,317
2.75%, 2/25/2026 25,000 26,843
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,569
0.55%, 10/29/2025 50,000 49,727
1.00%, 4/23/2026 25,000 25,269
Reynolds American, Inc., 4.45%, 6/12/2025 65,000 72,224
Royalty Pharma PLC, 0.75%, 9/02/2023
(b)
25,000 25,077
S&P Global, Inc., 4.00%, 6/15/2025 15,000 16,718
Shire Acquisitions Investments Ireland DAC,
2.88%, 9/23/2023 25,000 26,127
Stryker Corp.
3.38%, 11/01/2025 35,000 38,329
3.50%, 3/15/2026 25,000 27,634
SYSCO Corp.
3.55%, 3/15/2025 25,000 27,245
3.30%, 7/15/2026 30,000 32,867
Thermo Fisher Scientific, Inc., 4.13%,
3/25/2025 50,000 55,496
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 37,486
4.00%, 3/01/2026 25,000 28,054
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 10,696
2.60%, 5/05/2024 100,000 105,554
UnitedHealth Group, Inc.
2.38%, 10/15/2022 50,000 51,267
3.75%, 7/15/2025 25,000 27,879
1.25%, 1/15/2026 50,000 50,797
1.15%, 5/15/2026 15,000 15,135
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 35,000 38,862

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Consumer, Non-cyclical – 14.0% (continued)
Viatris , Inc., 1.65%, 6/22/2025
(b)
30,000 30,554
Zimmer Biomet Holdings, Inc., 3.55%,
4/01/2025 50,000 54,364
5,402,937
Energy – 7.7%
BP Capital Markets America, Inc.
2.94%, 4/06/2023 50,000 52,129
2.75%, 5/10/2023 10,000 10,418
3.79%, 2/06/2024 10,000 10,781
3.19%, 4/06/2025 25,000 26,974
3.41%, 2/11/2026
(a)
25,000 27,457
3.12%, 5/04/2026 50,000 54,496
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 16,197
3.51%, 3/17/2025 50,000 54,742
Canadian Natural Resources Ltd.
2.95%, 1/15/2023 20,000 20,687
2.05%, 7/15/2025 30,000 31,019
Cenovus Energy, Inc.
4.00%, 4/15/2024 25,000 26,798
5.38%, 7/15/2025 25,000 28,529
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 25,000 28,575
Chevron Corp.
2.36%, 12/05/2022 85,000 87,002
2.90%, 3/03/2024 25,000 26,502
1.55%, 5/11/2025 75,000 77,187
2.95%, 5/16/2026 25,000 27,233
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 25,069
3.90%, 11/15/2024 10,000 10,986
0.69%, 8/12/2025 25,000 24,909
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 16,929
Diamondback Energy, Inc., 4.75%, 5/31/2025 35,000 39,253
Enbridge, Inc., 3.50%, 6/10/2024 50,000 53,680
Energy Transfer LP
4.25%, 3/15/2023 25,000 26,181
4.50%, 4/15/2024 75,000 81,603
2.90%, 5/15/2025 50,000 52,750
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 21,401
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 26,871
3.75%, 2/15/2025 25,000 27,318
3.70%, 2/15/2026 25,000 27,789
Series D, 4.88%, 8/16/2077 10,000 9,895
EOG Resources, Inc.
2.63%, 3/15/2023 20,000 20,635
4.15%, 1/15/2026 25,000 28,206
Exxon Mobil Corp.
2.73%, 3/01/2023 75,000 77,563
1.57%, 4/15/2023 35,000 35,746
2.02%, 8/16/2024 40,000 41,771
2.99%, 3/19/2025 125,000 134,311
HollyFrontier Corp., 5.88%, 4/01/2026
(a)
40,000 46,333
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Energy – 7.7% (continued)
Kinder Morgan Energy Partners LP
3.95%, 9/01/2022 50,000 51,478
4.25%, 9/01/2024 50,000 54,806
Kinder Morgan, Inc., 3.15%, 1/15/2023 25,000 25,940
Marathon Petroleum Corp.
4.75%, 12/15/2023 19,000 20,663
3.63%, 9/15/2024 50,000 53,842
MPLX LP
3.50%, 12/01/2022 25,000 25,932
3.38%, 3/15/2023 25,000 26,077
4.88%, 12/01/2024 70,000 78,217
4.88%, 6/01/2025 25,000 28,295
ONEOK Partners LP, 3.38%, 10/01/2022 100,000 102,592
ONEOK, Inc., 2.75%, 9/01/2024 25,000 26,294
Phillips 66, 3.85%, 4/09/2025 70,000 76,885
Phillips 66 Partners LP, 2.45%, 12/15/2024 45,000 46,933
Pioneer Natural Resources Co.
0.55%, 5/15/2023 10,000 10,011
0.75%, 1/15/2024 25,000 25,006
1.13%, 1/15/2026 25,000 24,878
Plains All American Pipeline LP / PAA Finance
Corp.
2.85%, 1/31/2023 25,000 25,634
4.65%, 10/15/2025 25,000 28,011
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 67,000 76,722
5.88%, 6/30/2026 50,000 59,465
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 20,365
Shell International Finance BV
2.25%, 1/06/2023 50,000 51,412
3.40%, 8/12/2023 10,000 10,613
0.38%, 9/15/2023 20,000 20,019
2.00%, 11/07/2024 75,000 78,185
2.38%, 4/06/2025 50,000 52,728
Spectra Energy Partners LP, 4.75%, 3/15/2024 25,000 27,406
Suncor Energy, Inc., 3.10%, 5/15/2025
(a)
50,000 53,612
Totalenergies Capital International SA
2.70%, 1/25/2023 25,000 25,900
3.75%, 4/10/2024 95,000 103,168
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 31,756
Valero Energy Corp.
2.70%, 4/15/2023 10,000 10,357
3.65%, 3/15/2025 50,000 54,472
2.85%, 4/15/2025 25,000 26,503
Williams Cos., Inc. (The)
3.35%, 8/15/2022 50,000 51,164
4.50%, 11/15/2023 10,000 10,791
4.00%, 9/15/2025 25,000 27,746
2,959,803
Financial – 43.0%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust
2.88%, 8/14/2024 100,000 104,518
6.50%, 7/15/2025 50,000 58,562
Aflac, Inc., 3.25%, 3/17/2025 50,000 54,446

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
Air Lease Corp.
2.25%, 1/15/2023 25,000 25,626
2.30%, 2/01/2025 50,000 51,885
2.88%, 1/15/2026 50,000 52,879
Aircastle Ltd., 4.13%, 5/01/2024 50,000 53,501
Allstate Corp. (The)
0.75%, 12/15/2025 25,000 24,932
Series B, 5.75%, 8/15/2053 10,000 10,850
Ally Financial, Inc.
3.05%, 6/05/2023 25,000 26,073
1.45%, 10/02/2023 25,000 25,379
5.13%, 9/30/2024 25,000 28,100
American Campus Communities Operating
Partnership LP, 3.30%, 7/15/2026 25,000 27,076
American Express Co.
2.50%, 8/01/2022 200,000 204,114
3.40%, 2/22/2024 50,000 53,456
2.50%, 7/30/2024 50,000 52,773
American International Group, Inc.
2.50%, 6/30/2025 25,000 26,408
3.75%, 7/10/2025 25,000 27,542
3.90%, 4/01/2026 50,000 55,775
American Tower Corp.
3.50%, 1/31/2023 75,000 78,487
3.00%, 6/15/2023 25,000 26,165
0.60%, 1/15/2024 10,000 9,997
2.40%, 3/15/2025 50,000 52,392
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 54,806
3.00%, 4/02/2025 25,000 26,858
Aon Corp., 2.20%, 11/15/2022 25,000 25,602
Aon PLC, 3.88%, 12/15/2025 25,000 27,870
Ares Capital Corp.
3.50%, 2/10/2023 50,000 51,832
4.20%, 6/10/2024 25,000 26,944
3.25%, 7/15/2025 50,000 53,067
Assurant, Inc., 4.20%, 9/27/2023 25,000 26,806
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024 25,000 28,102
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 54,260
Banco Santander SA, 2.75%, 5/28/2025 200,000 211,113
Bank of America Corp.
3.30%, 1/11/2023 60,000 62,608
3.00%, 12/20/2023 50,000 51,721
4.13%, 1/22/2024 100,000 108,769
3.55%, 3/05/2024 100,000 104,709
1.49%, 5/19/2024 25,000 25,428
4.20%, 8/26/2024 125,000 137,025
0.81%, 10/24/2024 150,000 150,588
3.46%, 3/15/2025 75,000 80,137
Series L, 3.95%, 4/21/2025 50,000 54,916
0.98%, 4/22/2025 25,000 25,135
3.88%, 8/01/2025 80,000 89,303
2.02%, 2/13/2026 100,000 103,236
1.32%, 6/19/2026 100,000 100,569
Series N, 1.66%, 3/11/2027 75,000 76,201
3.56%, 4/23/2027 75,000 82,524
1.73%, 7/22/2027 75,000 76,336
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
Bank of Montreal
2.05%, 11/01/2022 100,000 102,273
0.45%, 12/08/2023 25,000 25,021
Series E, 3.30%, 2/05/2024 25,000 26,750
1.85%, 5/01/2025 50,000 51,874
Bank of Nova Scotia (The)
2.00%, 11/15/2022 25,000 25,564
2.38%, 1/18/2023 25,000 25,771
3.40%, 2/11/2024 75,000 80,328
1.30%, 6/11/2025 30,000 30,464
1.05%, 3/02/2026 100,000 99,764
BankUnited , Inc., 4.88%, 11/17/2025 25,000 28,620
Barclays PLC
4.38%, 9/11/2024 200,000 218,201
3.65%, 3/16/2025 100,000 108,699
4.38%, 1/12/2026 50,000 56,418
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 109,756
BGC Partners, Inc., 3.75%, 10/01/2024 25,000 26,624
BlackRock, Inc., 3.50%, 3/18/2024 25,000 27,038
BNP Paribas SA, 3.25%, 3/03/2023 50,000 52,340
Boston Properties LP
3.20%, 1/15/2025 75,000 80,455
3.65%, 2/01/2026 25,000 27,717
Brixmor Operating Partnership LP
3.25%, 9/15/2023 25,000 26,273
3.65%, 6/15/2024 55,000 59,206
Brookfield Finance, Inc., 4.00%, 4/01/2024 25,000 27,067
Canadian Imperial Bank of Commerce
0.95%, 6/23/2023 30,000 30,312
2.25%, 1/28/2025 100,000 104,803
0.95%, 10/23/2025 25,000 25,048
Capital One Financial Corp.
3.20%, 1/30/2023 75,000 78,062
3.90%, 1/29/2024 50,000 53,881
3.75%, 4/24/2024 25,000 27,011
3.30%, 10/30/2024 50,000 53,946
4.20%, 10/29/2025 25,000 28,069
Charles Schwab Corp. (The)
2.65%, 1/25/2023 50,000 51,654
0.90%, 3/11/2026 50,000 50,004
1.15%, 5/13/2026 15,000 15,142
Chubb INA Holdings, Inc.
2.70%, 3/13/2023 25,000 25,961
3.35%, 5/15/2024 65,000 70,047
Citigroup, Inc.
3.88%, 10/25/2023 25,000 26,920
1.68%, 5/15/2024 50,000 51,026
3.75%, 6/16/2024 50,000 54,351
4.00%, 8/05/2024 45,000 49,034
3.35%, 4/24/2025 100,000 106,767
3.30%, 4/27/2025 50,000 54,473
4.40%, 6/10/2025 75,000 83,891
5.50%, 9/13/2025 40,000 46,680
3.70%, 1/12/2026 75,000 83,280
3.11%, 4/08/2026 100,000 107,109
1.12%, 1/28/2027 25,000 24,795
CME Group, Inc., 3.00%, 9/15/2022 15,000 15,451
Comerica, Inc., 3.70%, 7/31/2023 50,000 53,101

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
Cooperatieve Rabobank UA, 2.75%, 1/10/2023 50,000 51,779
Credit Suisse Group AG, 3.75%, 3/26/2025 250,000 272,333
Crown Castle International Corp., 3.20%,
9/01/2024 105,000 112,182
Cyrusone LP / Cyrusone Finance Corp., 2.90%,
11/15/2024 25,000 26,366
Deutsche Bank AG
3.30%, 11/16/2022 100,000 103,378
4.10%, 1/13/2026 25,000 27,598
1.69%, 3/19/2026 100,000 101,443
Discover Financial Services, 3.85%, 11/21/2022 100,000 104,439
Duke Realty LP, 3.75%, 12/01/2024 25,000 27,180
Equinix , Inc.
2.63%, 11/18/2024 10,000 10,544
1.25%, 7/15/2025 30,000 30,214
1.00%, 9/15/2025 25,000 24,965
1.45%, 5/15/2026 10,000 10,076
ERP Operating LP, 3.38%, 6/01/2025 20,000 21,745
Essex Portfolio LP
3.25%, 5/01/2023 13,000 13,536
3.88%, 5/01/2024 25,000 26,941
Fidelity National Financial, Inc., 5.50%,
9/01/2022 50,000 52,685
Fifth Third Bancorp
1.63%, 5/05/2023 25,000 25,512
3.65%, 1/25/2024 70,000 75,068
Franklin Resources, Inc.
2.80%, 9/15/2022 25,000 25,690
2.85%, 3/30/2025
(a)
50,000 53,773
FS KKR Capital Corp., 3.40%, 1/15/2026 50,000 52,226
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 25,000 28,212
5.38%, 4/15/2026 25,000 28,923
Goldman Sachs Group, Inc. (The)
3.20%, 2/23/2023 50,000 52,048
3.63%, 2/20/2024 25,000 26,780
4.00%, 3/03/2024 40,000 43,350
0.67%, 3/08/2024 50,000 50,091
3.85%, 7/08/2024 100,000 108,447
3.50%, 1/23/2025 50,000 54,068
3.50%, 4/01/2025 50,000 54,357
3.27%, 9/29/2025 100,000 107,214
4.25%, 10/21/2025 100,000 112,203
0.86%, 2/12/2026 10,000 9,958
1.09%, 12/09/2026 50,000 49,668
1.43%, 3/09/2027 50,000 50,231
Healthpeak Properties, Inc., 4.00%, 6/01/2025
(a)
20,000 22,182
Host Hotels & Resorts LP, Series E, 4.00%,
6/15/2025 20,000 21,786
HSBC Holdings PLC
4.29%, 9/12/2026 200,000 223,203
1.59%, 5/24/2027 200,000 201,336
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 162,048
Huntington Bancshares, Inc., 2.63%, 8/06/2024 50,000 52,773
Huntington National Bank (The), 3.13%,
4/01/2022 100,000 101,678
Intercontinental Exchange, Inc.
0.70%, 6/15/2023 50,000 50,289
3.75%, 12/01/2025 25,000 27,741
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
Jefferies Financial Group, Inc., 5.50%,
10/18/2023 25,000 26,775
JPMorgan Chase & Co.
3.20%, 1/25/2023 50,000 52,166
3.38%, 5/01/2023 50,000 52,483
3.88%, 2/01/2024 25,000 27,074
0.70%, 3/16/2024 60,000 60,229
3.56%, 4/23/2024 75,000 78,913
3.63%, 5/13/2024 100,000 108,428
1.51%, 6/01/2024 50,000 50,966
3.88%, 9/10/2024 100,000 108,931
4.02%, 12/05/2024 50,000 53,857
3.13%, 1/23/2025 50,000 53,749
3.22%, 3/01/2025 30,000 31,856
0.82%, 6/01/2025 30,000 30,045
3.90%, 7/15/2025 40,000 44,347
2.30%, 10/15/2025 60,000 62,606
2.01%, 3/13/2026 25,000 25,907
2.08%, 4/22/2026 50,000 51,897
3.20%, 6/15/2026 50,000 54,718
1.05%, 11/19/2026 50,000 49,701
3.96%, 1/29/2027 50,000 55,871
1.04%, 2/04/2027 50,000 49,508
1.58%, 4/22/2027 50,000 50,615
KeyCorp, 4.15%, 10/29/2025 75,000 84,793
Lincoln National Corp., 3.35%, 3/09/2025 25,000 27,199
Lloyds Banking Group PLC, 2.44%, 2/05/2026 200,000 209,419
M&T Bank Corp., 3.55%, 7/26/2023 50,000 53,068
Manulife Financial Corp., 4.15%, 3/04/2026 25,000 28,332
Marsh & McLennan Cos., Inc.
3.30%, 3/14/2023 50,000 52,149
3.88%, 3/15/2024 25,000 27,076
Mastercard , Inc., 3.38%, 4/01/2024 25,000 26,942
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 54,066
Mitsubishi UFJ Financial Group, Inc.
3.46%, 3/02/2023 25,000 26,217
3.41%, 3/07/2024 100,000 107,118
0.85%, 9/15/2024 50,000 50,243
3.78%, 3/02/2025 125,000 137,501
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 207,876
Morgan Stanley
4.88%, 11/01/2022 125,000 131,817
4.10%, 5/22/2023 25,000 26,572
0.56%, 11/10/2023 100,000 100,185
0.73%, 4/05/2024 25,000 25,085
Series F, 3.88%, 4/29/2024 100,000 108,737
3.70%, 10/23/2024 75,000 81,886
2.72%, 7/22/2025 100,000 105,271
4.00%, 7/23/2025 65,000 72,400
5.00%, 11/24/2025 100,000 115,692
3.88%, 1/27/2026 60,000 67,285
2.19%, 4/28/2026 50,000 51,953
3.13%, 7/27/2026 75,000 81,599
1.59%, 5/04/2027 50,000 50,758
Series G, 1.51%, 7/20/2027 50,000 50,440
NASDAQ, Inc.
0.45%, 12/21/2022 25,000 25,012
4.25%, 6/01/2024 25,000 27,290

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
National Bank of Canada
2.10%, 2/01/2023 15,000 15,381
0.90%, 8/15/2023 100,000 100,482
NatW est Group PLC
4.52%, 6/25/2024 50,000 53,549
3.75%, 11/01/2029 200,000 212,804
Northern Trust Corp., 3.95%, 10/30/2025 25,000 28,347
Office Properties Income Trust, 4.50%,
2/01/2025 20,000 21,707
OMEGA Healthcare Investors, Inc., 4.50%,
1/15/2025 35,000 38,433
Owl Rock Capital Corp.
4.00%, 3/30/2025 50,000 53,399
3.75%, 7/22/2025 25,000 26,604
People's United Financial, Inc., 3.65%,
12/06/2022 50,000 51,714
PNC Financial Services Group, Inc. (The)
2.85%, 11/09/2022
(c)
25,000 25,828
3.90%, 4/29/2024 50,000 54,254
2.20%, 11/01/2024 75,000 78,796
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 51,904
Prudential Financial, Inc.
5.63%, 6/15/2043 50,000 53,600
5.38%, 5/15/2045 25,000 27,644
Public Storage, 2.37%, 9/15/2022 75,000 76,664
Realty Income Corp., 4.65%, 8/01/2023 50,000 53,680
Regions Financial Corp.
3.80%, 8/14/2023 25,000 26,643
2.25%, 5/18/2025 25,000 26,191
Royal Bank of Canada
Series G, 1.95%, 1/17/2023 25,000 25,611
3.70%, 10/05/2023 50,000 53,530
0.50%, 10/26/2023 25,000 25,058
2.25%, 11/01/2024 100,000 104,819
1.15%, 6/10/2025 30,000 30,295
1.20%, 4/27/2026 35,000 35,136
Sabra Health Care LP, 4.80%, 6/01/2024 25,000 27,412
Santander Holdings USA, Inc.
3.40%, 1/18/2023 50,000 51,969
3.50%, 6/07/2024 25,000 26,755
4.50%, 7/17/2025 40,000 44,448
Santander UK Group Holdings PLC, 3.37%,
1/05/2024 25,000 25,958
Santander UK PLC, 4.00%, 3/13/2024 100,000 108,930
Simon Property Group LP
2.75%, 6/01/2023 25,000 25,919
3.50%, 9/01/2025 25,000 27,424
3.30%, 1/15/2026 50,000 54,576
Site Centers Corp., 3.63%, 2/01/2025 50,000 53,215
State Street Corp.
3.70%, 11/20/2023 25,000 26,952
3.78%, 12/03/2024 25,000 26,920
3.55%, 8/18/2025 30,000 33,278
2.65%, 5/19/2026 25,000 26,968
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 27,463
Sumitomo Mitsui Financial Group, Inc.
3.10%, 1/17/2023 100,000 104,073
2.35%, 1/15/2025 200,000 209,586
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Financial – 43.0% (continued)
Synchrony Financial, 4.50%, 7/23/2025 40,000 44,721
Synovus Financial Corp., 3.13%, 11/01/2022 25,000 25,682
Toronto-Dominion Bank (The)
1.90%, 12/01/2022 50,000 51,107
0.75%, 6/12/2023 30,000 30,234
0.45%, 9/11/2023 25,000 25,036
0.55%, 3/04/2024 35,000 35,056
2.65%, 6/12/2024 100,000 105,908
1.15%, 6/12/2025 30,000 30,397
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 56,598
Truist Bank
3.00%, 2/02/2023 25,000 25,971
2.15%, 12/06/2024 50,000 52,386
3.63%, 9/16/2025 100,000 110,588
Truist Financial Corp.
2.85%, 10/26/2024 50,000 53,549
3.70%, 6/05/2025 30,000 33,230
1.20%, 8/05/2025 80,000 81,299
1.27%, 3/02/2027 25,000 25,130
US Bancorp
3.38%, 2/05/2024 50,000 53,556
3.60%, 9/11/2024 25,000 27,200
3.95%, 11/17/2025 50,000 56,452
US Bank NA, 2.80%, 1/27/2025 100,000 107,307
Ventas Realty LP, 3.50%, 4/15/2024 50,000 53,430
VEREIT Operating Partnership LP
4.60%, 2/06/2024 25,000 27,206
4.63%, 11/01/2025 65,000 73,985
Visa, Inc.
2.80%, 12/14/2022 85,000 87,644
3.15%, 12/14/2025 50,000 54,839
Voya Financial, Inc., 3.13%, 7/15/2024 30,000 31,957
Wells Fargo & Co.
3.07%, 1/24/2023
(a)
50,000 50,670
4.13%, 8/15/2023 100,000 107,277
1.65%, 6/02/2024 25,000 25,542
3.30%, 9/09/2024 150,000 161,737
3.00%, 2/19/2025 25,000 26,771
0.81%, 5/19/2025 15,000 15,028
3.55%, 9/29/2025 50,000 55,135
2.41%, 10/30/2025 25,000 26,138
2.16%, 2/11/2026 25,000 26,038
3.00%, 4/22/2026 25,000 27,118
2.19%, 4/30/2026 100,000 104,208
3.20%, 6/17/2027 100,000 108,757
Welltower , Inc., 4.00%, 6/01/2025 20,000 22,135
Western Union Co. (The), 2.85%, 1/10/2025 50,000 53,060
Westpac Banking Corp.
2.00%, 1/13/2023 25,000 25,628
3.65%, 5/15/2023 25,000 26,484
3.30%, 2/26/2024 50,000 53,614
1.15%, 6/03/2026 50,000 50,479
16,597,530
Industrial – 6.8%
3M Co.
3.25%, 2/14/2024 90,000 96,175
2.00%, 2/14/2025 25,000 26,125
Arrow Electronics, Inc., 3.25%, 9/08/2024 15,000 15,954

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Industrial – 6.8% (continued)
Avnet, Inc., 4.88%, 12/01/2022 25,000 26,387
Boeing Co. (The)
4.51%, 5/01/2023 40,000 42,496
1.95%, 2/01/2024 50,000 51,298
4.88%, 5/01/2025 70,000 78,493
2.75%, 2/01/2026 50,000 52,331
2.20%, 2/04/2026 175,000 176,508
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 20,000 21,292
3.75%, 4/01/2024 50,000 53,950
3.65%, 9/01/2025 15,000 16,618
Carrier Global Corp., 2.24%, 2/15/2025 50,000 52,310
Caterpillar Financial Services Corp.
1.90%, 9/06/2022 70,000 71,313
0.25%, 3/01/2023 25,000 25,006
0.45%, 9/14/2023 50,000 50,129
3.75%, 11/24/2023 60,000 64,667
0.45%, 5/17/2024 20,000 19,997
3.25%, 12/01/2024 25,000 27,189
0.80%, 11/13/2025
(a)
25,000 24,998
CNH Industrial Capital LLC
1.95%, 7/02/2023 25,000 25,636
1.88%, 1/15/2026 25,000 25,665
CSX Corp., 3.35%, 11/01/2025 25,000 27,394
FedEx Corp., 3.25%, 4/01/2026 25,000 27,465
Flex Ltd., 4.75%, 6/15/2025 20,000 22,343
General Dynamics Corp.
2.25%, 11/15/2022 25,000 25,524
3.38%, 5/15/2023 25,000 26,307
2.38%, 11/15/2024 25,000 26,377
3.50%, 5/15/2025 15,000 16,475
General Electric Co.
3.38%, 3/11/2024 25,000 26,769
3.45%, 5/15/2024 50,000 53,469
Honeywell International, Inc.
2.15%, 8/08/2022 70,000 71,280
0.48%, 8/19/2022 25,000 25,003
1.35%, 6/01/2025 25,000 25,574
Jabil, Inc., 1.70%, 4/15/2026 25,000 25,317
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 25,000 27,946
John Deere Capital Corp.
2.15%, 9/08/2022 95,000 97,034
2.80%, 3/06/2023 75,000 78,078
0.40%, 10/10/2023 15,000 15,031
2.65%, 6/24/2024 65,000 69,057
1.05%, 6/17/2026 25,000 25,115
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 55,484
Norfolk Southern Corp.
3.85%, 1/15/2024 10,000 10,713
3.65%, 8/01/2025 25,000 27,527
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 79,997
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 26,001
Packaging Corp. of America
4.50%, 11/01/2023 25,000 26,969
3.65%, 9/15/2024 30,000 32,485
Parker-Hannifin Corp., 3.50%, 9/15/2022 15,000 15,526
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Industrial – 6.8% (continued)
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 21,300
3.95%, 8/16/2025 50,000 55,714
Republic Services, Inc.
2.50%, 8/15/2024 30,000 31,557
0.88%, 11/15/2025 25,000 24,846
Ryder System, Inc.
3.75%, 6/09/2023 25,000 26,453
2.50%, 9/01/2024 25,000 26,208
3.35%, 9/01/2025 25,000 27,137
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 26,824
Union Pacific Corp.
3.65%, 2/15/2024 32,000 34,263
3.15%, 3/01/2024 25,000 26,653
United Parcel Service, Inc.
2.50%, 4/01/2023 50,000 51,734
2.20%, 9/01/2024 15,000 15,729
Vontier Corp., 1.80%, 4/01/2026
(b)
25,000 25,130
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 27,962
Waste Management, Inc.
2.90%, 9/15/2022 65,000 66,454
0.75%, 11/15/2025 25,000 24,873
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 50,000 53,337
WRKCo , Inc.
3.00%, 9/15/2024 15,000 15,937
3.75%, 3/15/2025 25,000 27,403
2,640,311
Technology – 8.0%
Adobe, Inc., 1.70%, 2/01/2023 75,000 76,625
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 53,662
Apple, Inc.
1.70%, 9/11/2022 50,000 50,832
2.10%, 9/12/2022 50,000 50,966
2.40%, 1/13/2023 50,000 51,480
2.40%, 5/03/2023 35,000 36,290
0.75%, 5/11/2023 50,000 50,426
1.80%, 9/11/2024 100,000 103,826
2.50%, 2/09/2025 50,000 53,051
3.20%, 5/13/2025 50,000 54,538
0.55%, 8/20/2025 25,000 24,819
0.70%, 2/08/2026 25,000 24,876
3.25%, 2/23/2026 75,000 82,468
Autodesk, Inc., 4.38%, 6/15/2025 25,000 28,041
Broadcom Corp. / Broadcom Cayman Finance
Ltd.
3.63%, 1/15/2024 50,000 53,312
3.13%, 1/15/2025 30,000 32,040
Broadcom, Inc.
3.63%, 10/15/2024 20,000 21,697
3.15%, 11/15/2025 25,000 26,873
Citrix Systems, Inc., 1.25%, 3/01/2026 25,000 24,888
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 70,000 76,132
6.02%, 6/15/2026 100,000 120,375
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 23,143
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 35,010

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Technology – 8.0% (continued)
Fiserv, Inc., 2.75%, 7/01/2024 110,000 116,464
Hewlett Packard Enterprise Co.
4.40%, 10/15/2022 50,000 52,019
2.25%, 4/01/2023 75,000 77,042
1.45%, 4/01/2024 40,000 40,702
4.90%, 10/15/2025 25,000 28,583
HP, Inc., 2.20%, 6/17/2025 20,000 20,820
Intel Corp.
2.70%, 12/15/2022 25,000 25,843
3.40%, 3/25/2025
(a)
25,000 27,290
3.70%, 7/29/2025 60,000 66,274
International Business Machines Corp.
3.38%, 8/01/2023 25,000 26,513
3.00%, 5/15/2024 150,000 159,887
3.30%, 5/15/2026 100,000 110,504
Intuit, Inc., 0.95%, 7/15/2025 40,000 40,291
KLA Corp., 4.65%, 11/01/2024 35,000 39,087
LAM Research Corp.
3.80%, 3/15/2025 25,000 27,558
3.75%, 3/15/2026 25,000 28,022
Leidos , Inc., 2.95%, 5/15/2023 25,000 25,970
Marvell Technology, Inc., 1.65%, 4/15/2026
(b)
25,000 25,216
Micron Technology, Inc., 2.50%, 4/24/2023 40,000 41,305
Microsoft Corp.
2.65%, 11/03/2022 50,000 51,352
3.63%, 12/15/2023 75,000 80,332
2.70%, 2/12/2025 25,000 26,752
3.13%, 11/03/2025 50,000 54,742
NetApp, Inc., 1.88%, 6/22/2025 25,000 25,834
NXP BV / NXP Funding LLC / NXP USA, Inc.
4.88%, 3/01/2024
(b)
10,000 10,996
2.70%, 5/01/2025
(b)
25,000 26,446
Oracle Corp.
2.63%, 2/15/2023 25,000 25,799
3.63%, 7/15/2023 25,000 26,498
2.40%, 9/15/2023 60,000 62,151
3.40%, 7/08/2024 25,000 26,784
2.95%, 11/15/2024 50,000 53,337
2.50%, 4/01/2025 50,000 52,634
2.95%, 5/15/2025 40,000 42,703
1.65%, 3/25/2026 50,000 50,963
2.65%, 7/15/2026 75,000 79,628
QUALCOMM, Inc.
2.60%, 1/30/2023 50,000 51,653
2.90%, 5/20/2024 50,000 53,176
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 21,293
2.35%, 9/15/2024 20,000 20,949
Skyworks Solutions, Inc., 0.90%, 6/01/2023 10,000 10,038
VMware, Inc., 2.95%, 8/21/2022 50,000 51,227
Xilinx, Inc., 2.95%, 6/01/2024 55,000 58,267
3,098,314
Utilities – 5.2%
Ameren Corp., 2.50%, 9/15/2024 40,000 42,090
Atmos Energy Corp., 0.63%, 3/09/2023 40,000 40,008
Avangrid , Inc.
3.15%, 12/01/2024 15,000 16,089
3.20%, 4/15/2025 20,000 21,561
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Utilities – 5.2% (continued)
Berkshire Hathaway Energy Co.
2.80%, 1/15/2023 25,000 25,847
3.75%, 11/15/2023 50,000 53,400
4.05%, 4/15/2025 25,000 27,833
Black Hills Corp., 4.25%, 11/30/2023 35,000 37,583
CenterPoint Energy Resources Corp., 3.55%,
4/01/2023 20,000 20,980
CenterPoint Energy, Inc., 2.50%, 9/01/2022 50,000 51,057
Connecticut Light And Power Co. (The), Series A,
0.75%, 12/01/2025 20,000 19,906
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
35,000 37,248
5.75%, 10/01/2054 25,000 27,308
DTE Energy Co.
Series H, 0.55%, 11/01/2022 10,000 10,031
Series C, 2.53%, 10/01/2024 25,000 26,248
Duke Energy Carolinas LLC, 3.05%, 3/15/2023 20,000 20,846
Duke Energy Corp., 3.75%, 4/15/2024 50,000 53,835
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 54,499
Edison International, 3.55%, 11/15/2024 45,000 48,026
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 57,494
Entergy Louisiana LLC, 0.62%, 11/17/2023 15,000 15,008
Evergy Metro, Inc., 3.15%, 3/15/2023 25,000 25,939
Evergy , Inc., 2.45%, 9/15/2024 25,000 26,284
Eversource Energy, Series Q, 0.80%, 8/15/2025 25,000 24,923
Exelon Corp.
3.95%, 6/15/2025 25,000 27,585
3.40%, 4/15/2026 20,000 21,933
Florida Power & Light Co., 2.85%, 4/01/2025 50,000 53,668
Georgia Power Co., Series A, 2.10%, 7/30/2023 75,000 77,564
Iberdrola International BV, 5.81%, 3/15/2025 35,000 40,770
Interstate Power And Light Co., 3.25%,
12/01/2024 15,000 16,142
ITC Holdings Corp., 2.70%, 11/15/2022 15,000 15,410
National Fuel Gas Co., 3.75%, 3/01/2023 25,000 25,994
National Rural Utilities Cooperative Finance
Corp.
2.30%, 9/15/2022 65,000 66,332
2.95%, 2/07/2024 25,000 26,426
NextEra Energy Capital Holdings, Inc.
3.15%, 4/01/2024 85,000 90,471
2.75%, 5/01/2025 25,000 26,652
NiSource, Inc., 0.95%, 8/15/2025 25,000 24,869
Northern States Power Co., 2.15%, 8/15/2022 25,000 25,250
Oklahoma Gas And Electric Co., 0.55%,
5/26/2023 10,000 9,999
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 26,545
Pacific Gas and Electric Co.
3.45%, 7/01/2025 50,000 52,219
3.15%, 1/01/2026 50,000 51,312
PECO Energy Co., 2.38%, 9/15/2022 65,000 66,147
Public Service Electric and Gas Co., 0.95%,
3/15/2026 75,000 75,138
Public Service Enterprise Group, Inc., 0.80%,
8/15/2025 25,000 24,878
San Diego Gas & Electric Co., 2.50%, 5/15/2026 25,000 26,606

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.7% (continued)
Utilities – 5.2% (continued)
Sempra Energy
2.88%, 10/01/2022 20,000 20,432
2.90%, 2/01/2023 50,000 51,709
4.05%, 12/01/2023 10,000 10,721
Southern California Edison Co., Series D, 3.40%,
6/01/2023 20,000 21,007
Southern Co. (The)
2.95%, 7/01/2023 25,000 26,092
3.25%, 7/01/2026 40,000 43,683
Series B, 4.00%, 1/15/2051 25,000 26,512
Southern Power Co., 0.90%, 1/15/2026 25,000 24,797
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 50,000 51,056
Virginia Electric and Power Co., Series A, 3.10%,
5/15/2025 10,000 10,755
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 20,909
Xcel Energy, Inc., 3.30%, 6/01/2025 30,000 32,429
1,996,055
Total Corporate Bonds (cost $37,634,372) 38,138,529
Shares
Investment Companies – 0.7%
Registered Investment Companies – 0.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $256,390) 256,390 256,390
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(d)(e)
(cost $160,750) 160,750 160,750
Total Investments (cost $38,051,512) 99.8% 38,555,669
Cash and Receivables (Net) 0.2% 65,377
Net Assets 100.0% 38,621,046
(a)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $359,294 and the value of the collateral was $368,616, consisting of cash collateral of $160,750 and U.S. Government & Agency securities valued at $207,866.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $143,419 or 0.37% of net assets.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
The rate shown is the 1-day yield as of July 31, 2021.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

STATEMENT OF INVESTMENTS
July 31, 2021 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0%
Basic Materials – 4.4%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
(a)
10,000 10,800
Allegheny Ludlum LLC, 6.95%, 12/15/2025 20,000 21,813
Allegheny Technologies, Inc.
7.88%, 8/15/2023 15,000 16,426
5.88%, 12/01/2027 18,000 18,901
Arcelormittal SA
4.25%, 7/16/2029 50,000 56,357
7.25%, 10/15/2039 20,000 29,203
7.00%, 3/01/2041 25,000 35,883
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 21,136
6.13%, 2/15/2028
(a)
15,000 16,039
Ashland LLC, 6.88%, 5/15/2043 10,000 12,758
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 34,434
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
15,000 15,964
Big River Steel LLC / Brs Finance Corp., 6.63%,
1/31/2029
(a)
40,000 43,939
Carpenter Technology Corp.
4.45%, 3/01/2023
(b)
5,000 5,217
6.38%, 7/15/2028 15,000 16,559
CF Industries, Inc.
3.45%, 6/01/2023 20,000 20,659
5.15%, 3/15/2034 20,000 24,793
4.95%, 6/01/2043 15,000 18,464
5.38%, 3/15/2044 20,000 25,716
Chemours Co. (The)
7.00%, 5/15/2025 40,000 41,285
5.38%, 5/15/2027 13,000 14,111
5.75%, 11/15/2028
(a)
15,000 15,911
Clearwater Paper Corp., 4.75%, 8/15/2028
(a)
5,000 5,054
Cleveland-Cliffs, Inc.
9.88%, 10/17/2025
(a)
17,000 19,871
6.75%, 3/15/2026
(a)
5,000 5,395
5.88%, 6/01/2027 20,000 21,150
4.63%, 3/01/2029
(a)(b)
15,000 15,927
4.88%, 3/01/2031
(a)
35,000 37,814
6.25%, 10/01/2040 12,000 13,033
Commercial Metals Co.
4.88%, 5/15/2023 15,000 15,775
5.38%, 7/15/2027 10,000 10,550
3.88%, 2/15/2031 4,000 4,031
Compass Minerals International, Inc., 4.88%,
7/15/2024
(a)
22,000 22,799
Consolidated Energy Finance SA
6.88%, 6/15/2025
(a)
30,000 30,476
6.50%, 5/15/2026
(a)
30,000 30,543
CVR Partners LP / CVR Nitrogen Finance Corp.,
9.25%, 6/15/2023
(a)
5,000 5,008
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
20,000 20,427
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
34,000 36,744
4.50%, 9/15/2027
(a)
30,000 32,679
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Basic Materials – 4.4% (continued)
Freeport-McMoRan, Inc.
3.88%, 3/15/2023 5,000 5,188
4.55%, 11/14/2024 5,000 5,436
5.00%, 9/01/2027
(b)
20,000 21,101
4.13%, 3/01/2028 15,000 15,698
4.38%, 8/01/2028 20,000 21,157
5.25%, 9/01/2029 15,000 16,579
4.25%, 3/01/2030 20,000 21,611
4.63%, 8/01/2030
(b)
30,000 32,922
5.40%, 11/14/2034 25,000 31,751
5.45%, 3/15/2043 35,000 44,972
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
12,000 12,276
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 16,261
HB Fuller Co.
4.00%, 2/15/2027 10,000 10,383
4.25%, 10/15/2028 30,000 30,685
Hecla Mining Co., 7.25%, 2/15/2028 17,000 18,455
Hexion , Inc., 7.88%, 7/15/2027
(a)
15,000 16,100
INEOS Group Holdings SA, 5.63%, 8/01/2024
(a)
13,000 13,008
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 15,093
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)(b)
5,000 5,321
Ingevity Corp.
4.50%, 2/01/2026
(a)
11,000 11,176
3.88%, 11/01/2028
(a)
15,000 15,002
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
22,000 23,752
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
(a)
9,000 9,961
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
15,000 15,758
Kaiser Aluminum Corp., 4.63%, 3/01/2028
(a)
23,000 24,011
Kraton Polymers LLC / Kraton Polymers Capital
Corp., 4.25%, 12/15/2025
(a)
35,000 35,829
Mercer International, Inc., 5.50%, 1/15/2026 10,000 10,240
Methanex Corp.
4.25%, 12/01/2024
(b)
10,000 10,624
5.25%, 12/15/2029 20,000 22,099
5.65%, 12/01/2044 25,000 26,780
Mineral Resources Ltd., 8.13%, 5/01/2027
(a)
15,000 16,406
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 15,695
New Gold, Inc., 7.50%, 7/15/2027
(a)
10,000 10,798
Novelis Corp.
5.88%, 9/30/2026
(a)
35,000 36,303
4.75%, 1/30/2030
(a)
38,000 40,478
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.75%, 4/30/2026
(a)
20,000 20,560
Olin Corp.
9.50%, 6/01/2025
(a)
10,000 12,490
5.13%, 9/15/2027 11,000 11,472
5.63%, 8/01/2029 3,000 3,291
5.00%, 2/01/2030 30,000 32,099
PQ Corp., 5.75%, 12/15/2025
(a)
25,000 25,719
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
17,000 17,559
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)
10,000 9,383
7.63%, 1/15/2026
(a)
15,000 15,480

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Basic Materials – 4.4% (continued)
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
(a)
17,000 17,981
SCIH Salt Holdings, Inc., 4.88%, 5/01/2028
(a)
50,000 50,075
TPC Group, Inc., 10.50%, 8/01/2024
(a)
25,000 24,622
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
15,000 15,289
Tronox , Inc., 6.50%, 5/01/2025
(a)
10,000 10,589
U.S. Steel Corp.
6.88%, 8/15/2025 25,000 25,469
6.25%, 3/15/2026 15,000 15,460
6.88%, 3/01/2029
(b)
20,000 21,718
6.65%, 6/01/2037 25,000 27,364
Valvoline, Inc.
4.25%, 2/15/2030
(a)
50,000 51,937
3.63%, 6/15/2031
(a)
40,000 39,800
WR Grace & Co.-Conn, 5.63%, 10/01/2024
(a)
11,000 12,221
1,983,131
Communications – 17.6%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
40,000 41,537
Altice Financing SA
7.50%, 5/15/2026
(a)
45,000 46,803
5.00%, 1/15/2028
(a)
25,000 24,570
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 55,033
6.00%, 2/15/2028
(a)(b)
65,000 64,078
Altice France SA
7.38%, 5/01/2026
(a)
204,000 212,093
8.13%, 2/01/2027
(a)
70,000 75,808
5.50%, 1/15/2028
(a)
22,000 22,549
5.13%, 1/15/2029
(a)
25,000 25,215
5.13%, 7/15/2029
(a)
85,000 85,586
AMC Networks, Inc.
5.00%, 4/01/2024 8,000 8,115
4.75%, 8/01/2025 7,000 7,174
4.25%, 2/15/2029 30,000 29,992
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
10,000 9,963
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 20,285
6.13%, 12/01/2028
(a)
15,000 15,516
Audacy Capital Corp., 6.50%, 5/01/2027
(a)
11,000 11,333
Avaya, Inc., 6.13%, 9/15/2028
(a)
30,000 32,121
Belo Corp.
7.75%, 6/01/2027 13,000 15,328
7.25%, 9/15/2027 5,000 5,890
Block Communications, Inc., 4.88%,
3/01/2028
(a)
15,000 15,267
C&W Senior Financing Dac , 6.88%, 9/15/2027
(a)
25,000 26,529
CCO Holdings LLC / CCO Holdings Capital Corp.
5.13%, 5/01/2027
(a)
100,000 104,639
5.00%, 2/01/2028
(a)
80,000 83,887
5.38%, 6/01/2029
(a)
45,000 49,149
4.75%, 3/01/2030
(a)
105,000 111,371
4.50%, 8/15/2030
(a)
135,000 141,838
4.25%, 2/01/2031
(a)
145,000 149,528
4.50%, 5/01/2032 85,000 88,919
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
30,000 30,732
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Communications – 17.6% (continued)
Cincinnati Bell, Inc.
7.00%, 7/15/2024
(a)
30,000 30,664
8.00%, 10/15/2025
(a)
15,000 15,750
Clear Channel International BV, 6.63%,
8/01/2025
(a)
20,000 20,969
Clear Channel Outdoor Holdings, Inc., 7.75%,
4/15/2028
(a)
50,000 52,093
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
21,000 21,574
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
61,000 61,933
5.00%, 3/15/2027
(a)
40,000 40,446
Commscope , Inc.
5.50%, 3/01/2024
(a)
25,000 25,728
6.00%, 3/01/2026
(a)
35,000 36,670
8.25%, 3/01/2027
(a)
21,000 22,223
7.13%, 7/01/2028
(a)
20,000 21,565
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
75,000 78,822
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 10,079
6.50%, 10/01/2028
(a)
20,000 21,585
CSC Holdings LLC
5.88%, 9/15/2022 17,000 17,784
5.25%, 6/01/2024 25,000 26,990
5.50%, 4/15/2027
(a)
55,000 57,551
5.38%, 2/01/2028
(a)
26,000 27,509
6.50%, 2/01/2029
(a)
60,000 66,330
5.75%, 1/15/2030
(a)
70,000 73,035
4.13%, 12/01/2030
(a)
25,000 25,065
4.63%, 12/01/2030
(a)
90,000 88,599
3.38%, 2/15/2031
(a)
45,000 42,749
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
15,000 15,790
Diamond Sports Group LLC / Diamond Sports
Finance Co.
5.38%, 8/15/2026
(a)
55,000 31,933
6.63%, 8/15/2027
(a)(b)
20,000 7,967
DISH DBS Corp.
5.88%, 11/15/2024 49,000 52,824
5.13%, 6/01/2029
(a)
75,000 74,348
DKT Finance ApS , 9.38%, 6/17/2023
(a)
20,000 20,400
Embarq Corp., 8.00%, 6/01/2036 62,000 69,454
Endure Digital, Inc., 6.00%, 2/15/2029
(a)
30,000 29,093
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
30,000 32,172
5.00%, 5/01/2028
(a)
40,000 41,400
6.75%, 5/01/2029
(a)
25,000 26,808
Frontier North, Inc., Series G, 6.73%, 2/15/2028 30,000 32,586
GCI LLC, 4.75%, 10/15/2028
(a)
35,000 36,527
Getty Images, Inc., 9.75%, 3/01/2027
(a)
35,000 37,559
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc., 5.25%, 12/01/2027
(a)
17,000 17,854
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 2,064
7.00%, 5/15/2027
(a)
10,000 10,708
4.75%, 10/15/2030
(a)
25,000 24,836
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
15,000 15,750

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Communications – 17.6% (continued)
GTT Communications, Inc., 7.88%,
12/31/2024
(a)(c)
15,000 1,424
HC2 Holdings, Inc., 8.50%, 2/01/2026
(a)
30,000 29,989
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 22,385
6.63%, 8/01/2026 40,000 44,946
iHeartCommunications , Inc.
6.38%, 5/01/2026 20,000 21,125
8.38%, 5/01/2027 28,000 29,820
5.25%, 8/15/2027
(a)
40,000 41,706
Intrado Corp., 8.50%, 10/15/2025
(a)
34,000 33,061
Koninklijke KPN NV, 7.00%, 3/28/2073
(a)
50,000 53,849
Lamar Media Corp.
4.88%, 1/15/2029 10,000 10,612
4.00%, 2/15/2030 30,000 30,621
3.63%, 1/15/2031
(a)
15,000 14,829
LCPR Senior Secured Financing DAC, 6.75%,
10/15/2027
(a)
25,000 26,713
Level 3 Financing, Inc.
4.63%, 9/15/2027
(a)
30,000 31,180
4.25%, 7/01/2028
(a)
35,000 35,668
3.63%, 1/15/2029
(a)
75,000 72,959
Liberty Interactive LLC
8.50%, 7/15/2029 5,000 5,734
8.25%, 2/01/2030 25,000 28,504
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(d)
75,666 74,797
LogMeIn, Inc., 5.50%, 9/01/2027
(a)
40,000 41,632
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023 14,000 15,479
Series Y, 7.50%, 4/01/2024 42,000 47,220
5.63%, 4/01/2025 15,000 16,365
5.13%, 12/15/2026
(a)(b)
16,000 16,634
4.00%, 2/15/2027
(a)
41,000 42,172
Series G, 6.88%, 1/15/2028
(b)
5,000 5,684
4.50%, 1/15/2029
(a)
50,000 49,069
Series P, 7.60%, 9/15/2039 10,000 11,407
Series U, 7.65%, 3/15/2042 10,000 11,322
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
13,000 13,651
4.63%, 6/01/2028
(a)
30,000 31,497
5.63%, 2/15/2029
(a)
10,000 10,938
4.13%, 8/01/2030
(a)
15,000 15,687
MDC Partners, Inc., 7.50%, 5/01/2024
(a)(e)
13,000 13,234
Meredith Corp., 6.50%, 7/01/2025
(a)
10,000 10,781
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
10,000 10,408
National CineMedia LLC
5.75%, 8/15/2026
(b)
20,000 16,632
5.88%, 4/15/2028
(a)(b)
21,000 19,786
Netflix, Inc.
5.75%, 3/01/2024 10,000 11,150
5.88%, 2/15/2025 35,000 40,302
4.38%, 11/15/2026 15,000 17,027
4.88%, 4/15/2028 25,000 29,223
5.88%, 11/15/2028 50,000 62,125
6.38%, 5/15/2029 35,000 44,996
5.38%, 11/15/2029
(a)
40,000 49,323
4.88%, 6/15/2030
(a)
41,000 49,419
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Communications – 17.6% (continued)
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
50,000 52,871
4.75%, 11/01/2028
(a)(b)
45,000 46,458
Nokia OYJ
4.38%, 6/12/2027 8,000 8,843
6.63%, 5/15/2039 10,000 13,765
NortonLifeLock , Inc., 5.00%, 4/15/2025
(a)
50,000 50,671
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
30,000 31,907
5.00%, 8/15/2027
(a)
20,000 20,501
4.25%, 1/15/2029
(a)
15,000 15,057
4.63%, 3/15/2030
(a)
25,000 25,195
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
30,000 32,805
Qualitytech LP / Qts Finance Corp., 3.88%,
10/01/2028
(a)
15,000 16,076
Qwest Corp., 7.25%, 9/15/2025 10,000 11,816
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
25,000 25,854
6.50%, 9/15/2028
(a)
30,000 31,142
Rakuten Group, Inc.
5.13%
(a)(f)
50,000 50,208
6.25%
(a)(f)
50,000 51,764
Salem Media Group, Inc., 6.75%, 6/01/2024
(a)
20,000 19,470
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
15,000 15,003
5.38%, 1/15/2031
(a)
30,000 29,993
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 25,875
Sinclair Television Group, Inc., 5.50%,
3/01/2030
(a)(b)
6,000 6,016
Sirius XM Radio, Inc.
3.88%, 8/01/2022
(a)
20,000 20,000
4.63%, 7/15/2024
(a)
55,000 56,448
5.38%, 7/15/2026
(a)
30,000 30,976
5.00%, 8/01/2027
(a)
20,000 20,949
4.00%, 7/15/2028
(a)
115,000 118,569
5.50%, 7/01/2029
(a)
45,000 49,318
4.13%, 7/01/2030
(a)
30,000 30,966
Sprint Capital Corp.
6.88%, 11/15/2028 84,000 108,298
8.75%, 3/15/2032 45,000 69,374
Sprint Communications, Inc., 6.00%,
11/15/2022 64,000 67,725
Sprint Corp.
7.88%, 9/15/2023 120,000 135,811
7.13%, 6/15/2024 70,000 80,498
7.63%, 2/15/2025 40,000 47,198
7.63%, 3/01/2026 65,000 79,367
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 15,338
TEGNA, Inc.
4.75%, 3/15/2026
(a)
30,000 31,926
4.63%, 3/15/2028
(b)
23,000 23,683
5.00%, 9/15/2029
(b)
31,000 32,391
Telecom Italia Capital SA
6.38%, 11/15/2033 60,000 71,050
6.00%, 9/30/2034 30,000 34,467
7.20%, 7/18/2036 30,000 38,326
7.72%, 6/04/2038 10,000 13,426

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Communications – 17.6% (continued)
Telecom Italia SpA , 5.30%, 5/30/2024
(a)
40,000 43,390
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
(a)
13,000 11,883
6.50%, 10/15/2027
(a)(b)
35,000 29,643
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
(a)
30,000 32,086
T-Mobile USA, Inc.
4.50%, 2/01/2026 10,000 10,239
2.25%, 2/15/2026 50,000 50,606
5.38%, 4/15/2027 25,000 26,444
4.75%, 2/01/2028 35,000 37,339
2.63%, 2/15/2029 50,000 50,004
3.38%, 4/15/2029 30,000 31,245
2.88%, 2/15/2031 40,000 40,211
3.50%, 4/15/2031 65,000 68,339
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
40,000 42,708
Trilogy International South Pacific LLC / Tisp
Finance, Inc., 8.88%, 5/15/2023
(a)
10,200 10,111
Tripadvisor , Inc., 7.00%, 7/15/2025
(a)
15,000 16,050
Twitter, Inc., 3.88%, 12/15/2027
(a)
20,000 21,414
U.S. Cellular Corp., 6.70%, 12/15/2033 25,000 31,118
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 26,811
8.00%, 11/01/2026
(a)
70,000 75,110
7.50%, 9/15/2027
(a)
62,000 67,781
6.25%, 1/15/2028
(a)
15,000 16,180
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
53,000 53,872
9.50%, 5/01/2025
(a)
15,000 16,433
6.63%, 6/01/2027
(a)
40,000 43,039
4.50%, 5/01/2029
(a)
45,000 45,126
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
40,000 40,790
UPC Holding BV, 5.50%, 1/15/2028
(a)
15,000 15,783
Veon Holdings BV, 4.00%, 4/09/2025
(a)
75,000 78,946
ViacomCBS , Inc., 6.25%, 2/28/2057 27,000 30,866
ViaSat , Inc.
5.63%, 4/15/2027
(a)
12,000 12,464
6.50%, 7/15/2028
(a)(b)
25,000 26,471
Videotron Ltd.
5.38%, 6/15/2024
(a)
30,000 33,144
3.63%, 6/15/2029
(a)(b)
40,000 41,121
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
30,000 30,522
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
25,000 26,716
4.50%, 8/15/2030
(a)
25,000 25,179
Virgin Media Vendor Financing Notes IV Dac ,
5.00%, 7/15/2028
(a)
40,000 40,754
VMED O2 UK Financing I PLC, 4.25%,
1/31/2031
(a)
50,000 49,486
Vodafone Group PLC
7.00%, 4/04/2079 81,000 100,235
4.13%, 6/04/2081 50,000 50,585
5.13%, 6/04/2081 40,000 41,036
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 30,661
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
41,000 40,824
6.13%, 3/01/2028
(a)(b)
38,000 38,653
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
25,000 26,073
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Communications – 17.6% (continued)
Ziggo BV
5.50%, 1/15/2027
(a)
100,000 103,764
4.88%, 1/15/2030
(a)
50,000 51,504
7,979,872
Consumer, Cyclical – 20.7%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
15,000 15,842
3.88%, 1/15/2028
(a)
25,000 25,209
4.38%, 1/15/2028
(a)
20,000 20,312
3.50%, 2/15/2029
(a)
20,000 19,910
4.00%, 10/15/2030
(a)
60,000 59,851
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
10,000 11,057
Adient US LLC, 9.00%, 4/15/2025
(a)
10,000 10,935
Affinity Gaming, 6.88%, 12/15/2027
(a)
15,000 15,893
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
20,000 19,976
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 10,440
5.88%, 6/01/2029
(a)
15,000 16,444
3.75%, 1/30/2031
(a)
20,000 19,993
AMC Entertainment Holdings, Inc., 10.50%,
4/24/2026
(a)
5,000 5,297
American Airlines Group, Inc.
5.00%, 6/01/2022
(a)
25,000 24,934
3.75%, 3/01/2025
(a)(b)
7,000 6,228
American Airlines Pass-Through Trust
Series 2013-2, , Class A4.95%, 7/15/2024 18,225 18,588
Series 2013-1, , Class A4.00%, 7/15/2025 101,588 98,516
Series 2014-1, , Class A3.70%, 10/01/2026 84,624 85,701
Series 2015-1, , Class A3.38%, 5/01/2027 70,164 69,346
Series 2016-1, , Class A4.10%, 1/15/2028 30,475 30,540
Series 2016-2, , Class A3.65%, 6/15/2028 112,541 108,875
Series 2016-3, , Class A3.25%, 10/15/2028 23,920 23,183
American Airlines, Inc., 11.75%, 7/15/2025
(a)
45,000 56,250
American Airlines, Inc./ Aadvantage Loyalty Ip
Ltd., 5.50%, 4/20/2026
(a)
40,000 41,851
American Axle & Manufacturing, Inc.
6.25%, 4/01/2025
(b)
15,000 15,506
6.25%, 3/15/2026 10,000 10,306
6.50%, 4/01/2027
(b)
30,000 31,563
6.88%, 7/01/2028
(b)
15,000 16,238
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
(a)
45,000 46,184
American Greetings Corp., 8.75%, 4/15/2025
(a)
20,000 20,875
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
30,000 30,787
6.38%, 5/01/2025
(a)
35,000 36,902
5.00%, 2/01/2028
(a)
46,000 47,837
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,243
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 10,000 10,403
4.75%, 3/01/2030 11,000 11,694
Ashton Woods USA LLC / Ashton Woods Finance
Co.
6.75%, 8/01/2025
(a)
25,000 25,844
9.88%, 4/01/2027
(a)
5,000 5,565
6.63%, 1/15/2028
(a)
5,000 5,328

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 55,553
Avient Corp., 5.75%, 5/15/2025
(a)
20,000 21,050
Bally's Corp., 6.75%, 6/01/2027
(a)
15,000 16,220
Bath & Body Works, Inc.
5.63%, 10/15/2023 5,000 5,481
9.38%, 7/01/2025
(a)
5,000 6,487
6.69%, 1/15/2027 5,000 5,931
5.25%, 2/01/2028 25,000 28,136
7.50%, 6/15/2029 15,000 17,444
6.88%, 11/01/2035 30,000 38,594
6.75%, 7/01/2036 15,000 19,103
7.60%, 7/15/2037 4,000 5,104
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 13,552
Beazer Homes USA, Inc., 5.88%, 10/15/2027 10,000 10,398
Bed Bath & Beyond, Inc.
3.75%, 8/01/2024 7,000 7,220
4.92%, 8/01/2034 9,000 8,750
Boyd Gaming Corp.
8.63%, 6/01/2025
(a)
15,000 16,403
4.75%, 12/01/2027
(b)
15,000 15,542
4.75%, 6/15/2031
(a)
25,000 25,889
Brinker International, Inc.
3.88%, 5/15/2023 20,000 20,638
5.00%, 10/01/2024
(a)
10,000 10,613
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
35,000 37,015
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 10,023
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
100,000 105,500
8.13%, 7/01/2027
(a)
45,000 49,551
Caesars Resort Collection LLC / CRC Finco , Inc.
5.75%, 7/01/2025
(a)(b)
25,000 26,262
5.25%, 10/15/2025
(a)
42,000 42,318
Caleres , Inc., 6.25%, 8/15/2023 6,000 6,015
Carnival Corp.
11.50%, 4/01/2023
(a)
19,000 21,417
10.50%, 2/01/2026
(a)
45,000 51,555
7.63%, 3/01/2026
(a)
25,000 26,486
5.75%, 3/01/2027
(a)
60,000 60,968
9.88%, 8/01/2027
(a)
45,000 51,432
6.65%, 1/15/2028 20,000 21,429
4.00%, 8/01/2028
(a)
20,000 20,012
Carvana Co.
5.63%, 10/01/2025
(a)
35,000 36,361
5.88%, 10/01/2028
(a)
20,000 21,173
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
15,000 15,979
Cedar Fair LP, 5.25%, 7/15/2029 15,000 15,263
Cedar Fair LP / Canada's Wonderland Co.
/ Magnum Management Corp., 5.38%,
6/01/2024 15,000 15,126
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
75,000 77,886
5.38%, 4/15/2027 30,000 30,623
6.50%, 10/01/2028
(b)
5,000 5,399
Century Communities, Inc.
5.88%, 7/15/2025 17,000 17,554
6.75%, 6/01/2027 16,000 17,083
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
15,000 15,609
4.75%, 1/15/2028
(a)
15,000 15,588
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,806
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
41,000 43,396
8.50%, 5/15/2027
(a)
50,000 53,976
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 9,865
Cooper-Standard Automotive, Inc., 5.63%,
11/15/2026
(a)
30,000 27,639
Core & Main LP, 6.13%, 8/15/2025
(a)
5,000 5,083
Dana Financing Luxembourg Sarl , 5.75%,
4/15/2025
(a)
7,000 7,226
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
15,000 15,887
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 16,229
Delta Air Lines, Inc.
3.80%, 4/19/2023
(b)
20,000 20,634
2.90%, 10/28/2024
(b)
65,000 65,940
7.38%, 1/15/2026 30,000 35,323
4.38%, 4/19/2028 20,000 20,911
3.75%, 10/28/2029
(b)
20,000 19,878
Diamond Resorts International, Inc., 10.75%,
9/01/2024
(a)
15,000 15,469
Downstream Development Authority of
The Quapaw Tribe of Oklahoma, 10.50%,
2/15/2023
(a)
10,000 10,445
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
22,000 22,576
Ferrellgas LP / Ferrellgas Finance Corp., 5.38%,
4/01/2026
(a)
30,000 29,635
FirstCash , Inc., 4.63%, 9/01/2028
(a)
15,000 15,592
Ford Holdings LLC, 9.30%, 3/01/2030 5,000 6,867
Ford Motor Co.
8.50%, 4/21/2023 90,000 99,972
9.00%, 4/22/2025 115,000 141,521
7.13%, 11/15/2025 25,000 29,281
4.35%, 12/08/2026 50,000 54,029
6.63%, 10/01/2028 30,000 36,024
6.38%, 2/01/2029 10,000 11,708
9.63%, 4/22/2030 45,000 64,847
7.45%, 7/16/2031 72,000 95,691
4.75%, 1/15/2043 20,000 21,958
7.40%, 11/01/2046 10,000 13,439
5.29%, 12/08/2046 35,000 40,038
9.98%, 2/15/2047 5,000 7,819

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Ford Motor Credit Co. LLC
2.98%, 8/03/2022 20,000 20,283
4.25%, 9/20/2022 10,000 10,306
3.55%, 10/07/2022 15,000 15,349
3.35%, 11/01/2022 40,000 40,895
3.09%, 1/09/2023 30,000 30,612
4.14%, 2/15/2023 35,000 36,194
3.10%, 5/04/2023 20,000 20,447
4.38%, 8/06/2023 10,000 10,493
3.37%, 11/17/2023 10,000 10,355
3.81%, 1/09/2024 20,000 20,860
5.58%, 3/18/2024 50,000 54,484
3.66%, 9/08/2024 35,000 36,699
4.06%, 11/01/2024 40,000 42,429
4.69%, 6/09/2025 40,000 43,443
5.13%, 6/16/2025 35,000 38,561
4.13%, 8/04/2025 50,000 53,503
4.39%, 1/08/2026 25,000 27,092
4.54%, 8/01/2026 15,000 16,348
4.27%, 1/09/2027 20,000 21,558
4.13%, 8/17/2027 45,000 48,214
3.82%, 11/02/2027 35,000 36,838
5.11%, 5/03/2029 65,000 73,580
4.00%, 11/13/2030 25,000 26,441
Forestar Group, Inc., 5.00%, 3/01/2028
(a)
5,000 5,208
Gap, Inc. (The)
8.63%, 5/15/2025
(a)
21,000 22,951
8.88%, 5/15/2027
(a)
40,000 46,161
Gateway Casinos & Entertainment Ltd., 8.25%,
3/01/2024
(a)
2,000 2,001
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 10,866
Golden Nugget, Inc., 6.75%, 10/15/2024
(a)
35,000 35,100
Goodyear Tire & Rubber Co. (The)
9.50%, 5/31/2025 20,000 22,138
5.00%, 5/31/2026 10,000 10,268
5.00%, 7/15/2029
(a)
45,000 47,427
5.63%, 4/30/2033
(b)
30,000 31,870
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
30,000 29,772
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
23,000 24,356
5.38%, 5/15/2025
(a)
15,000 15,733
4.88%, 5/15/2026
(a)
5,000 5,402
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 15,707
5.75%, 5/01/2028
(a)
15,000 16,163
3.75%, 5/01/2029
(a)
20,000 20,281
4.88%, 1/15/2030 30,000 32,145
4.00%, 5/01/2031
(a)
20,000 20,481
3.63%, 2/15/2032
(a)
60,000 59,861
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Esc, 5.00%,
6/01/2029
(a)
58,000 58,567
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%, 4/01/2027 30,000 31,196
IAA, Inc., 5.50%, 6/15/2027
(a)
22,000 23,126
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(d)
25,000 25,667
6.00%, 5/15/2027
(a)(d)
20,000 20,849
6.38%, 5/15/2029
(a)(d)
25,000 27,225
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
20,000 20,960
International Game Technology PLC
6.50%, 2/15/2025
(a)
23,000 25,669
6.25%, 1/15/2027
(a)
10,000 11,352
IRB Holding Corp.
7.00%, 6/15/2025
(a)
25,000 26,740
6.75%, 2/15/2026
(a)
15,000 15,490
Jacobs Entertainment, Inc., 7.88%, 2/01/2024
(a)
30,000 31,238
Jaguar Land Rover Automotive PLC
5.63%, 2/01/2023
(a)
16,000 16,054
5.88%, 1/15/2028
(a)
29,740 30,811
5.50%, 7/15/2029
(a)
45,000 45,089
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 15,809
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 10,800
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
25,000 25,574
KB Home
7.50%, 9/15/2022 8,000 8,550
7.63%, 5/15/2023 21,000 22,641
6.88%, 6/15/2027 10,000 11,990
4.80%, 11/15/2029 11,000 12,015
KFC Holding Co/Pizza Hut Holdings LLC/Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
20,000 20,901
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
15,000 15,033
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
25,000 25,673
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
60,000 60,622
Life Time, Inc., 5.75%, 1/15/2026
(a)
40,000 40,669
Lithia Motors, Inc.
5.25%, 8/01/2025
(a)
9,000 9,236
4.63%, 12/15/2027
(a)
7,000 7,447
3.88%, 6/01/2029
(a)
50,000 52,696
4.38%, 1/15/2031
(a)
30,000 32,691
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
35,000 35,583
5.63%, 3/15/2026
(a)
26,000 27,074
4.75%, 10/15/2027
(a)(b)
5,000 5,110
3.75%, 1/15/2028
(a)(b)
15,000 15,039
M/I Homes, Inc.
5.63%, 8/01/2025 10,000 10,288
4.95%, 2/01/2028 8,000 8,407
Macy's Retail Holdings LLC
2.88%, 2/15/2023 19,000 19,179
5.88%, 4/01/2029
(a)(b)
15,000 15,832
6.38%, 3/15/2037 10,000 10,134
5.13%, 1/15/2042 10,000 9,146
4.30%, 2/15/2043 25,000 20,540
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025
(a)
10,000 10,584
6.50%, 9/15/2026 11,000 11,399
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 15,636
4.63%, 3/01/2030
(a)
18,000 18,600
Mattel, Inc.
3.15%, 3/15/2023 37,000 37,666
5.88%, 12/15/2027
(a)
20,000 21,859
6.20%, 10/01/2040 15,000 19,075
5.45%, 11/01/2041 5,000 5,891

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 15,623
5.38%, 12/04/2029
(a)
90,000 93,229
Meritage Homes Corp., 6.00%, 6/01/2025 27,000 30,672
Meritor, Inc.
6.25%, 6/01/2025
(a)
25,000 26,478
4.50%, 12/15/2028
(a)
10,000 10,233
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
25,000 26,019
MGM China Holdings Ltd., 5.38%, 5/15/2024
(a)
35,000 35,786
MGM Resorts International
6.00%, 3/15/2023 23,000 24,295
6.75%, 5/01/2025 20,000 21,238
5.75%, 6/15/2025 20,000 21,772
4.63%, 9/01/2026 10,000 10,475
5.50%, 4/15/2027 15,000 16,300
4.75%, 10/15/2028 15,000 15,829
Michael Kors USA, Inc., 4.50%, 11/01/2024
(a)
30,000 31,937
Michaels Cos., Inc. (The), 7.88%, 5/01/2029
(a)
40,000 41,490
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)(b)
30,000 31,324
8.00%, 2/01/2026
(a)
45,000 46,844
Murphy Oil USA, Inc.
5.63%, 5/01/2027 17,000 17,947
4.75%, 9/15/2029 20,000 21,194
NCL Corp. Ltd.
12.25%, 5/15/2024
(a)
20,000 23,738
3.63%, 12/15/2024
(a)
40,000 38,064
10.25%, 2/01/2026
(a)
30,000 34,430
5.88%, 3/15/2026
(a)
20,000 20,147
Newell Brands, Inc.
4.00%, 6/15/2022 5,000 5,086
4.35%, 4/01/2023 11,000 11,510
4.88%, 6/01/2025 30,000 33,280
4.70%, 4/01/2026 70,000 77,987
5.88%, 4/01/2036 11,000 13,947
6.00%, 4/01/2046 31,000 40,322
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance In, 8.50%,
11/15/2027
(a)
25,000 27,120
Penske Automotive Group, Inc., 3.50%,
9/01/2025 15,000 15,467
Petsmart , Inc. / Petsmart Finance Corp.
4.75%, 2/15/2028
(a)
75,000 77,756
7.75%, 2/15/2029
(a)
55,000 60,308
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
29,000 30,739
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
15,000 15,748
Powdr Corp., 6.00%, 8/01/2025
(a)
10,000 10,513
QVC, Inc.
4.38%, 3/15/2023 35,000 36,746
4.85%, 4/01/2024 20,000 21,676
4.45%, 2/15/2025 20,000 21,450
4.75%, 2/15/2027 30,000 32,178
4.38%, 9/01/2028 15,000 15,397
5.45%, 8/15/2034 25,000 26,444
5.95%, 3/15/2043 20,000 20,627
Resideo Funding, Inc., 6.13%, 11/01/2026
(a)
8,000 8,410
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Rite Aid Corp.
7.50%, 7/01/2025
(a)
30,000 30,112
8.00%, 11/15/2026
(a)
25,000 25,096
7.70%, 2/15/2027
(b)
10,000 9,298
Royal Caribbean Cruises Ltd.
5.25%, 11/15/2022 50,000 51,380
10.88%, 6/01/2023
(a)
70,000 79,507
9.13%, 6/15/2023
(a)
20,000 21,791
11.50%, 6/01/2025
(a)
60,000 68,682
7.50%, 10/15/2027 35,000 39,924
3.70%, 3/15/2028 20,000 18,878
5.50%, 4/01/2028
(a)
40,000 40,780
Sally Holdings LLC / Sally Capital, Inc., 8.75%,
4/30/2025
(a)
10,000 10,900
Scientific Games International, Inc.
5.00%, 10/15/2025
(a)
17,000 17,468
8.25%, 3/15/2026
(a)
25,000 26,583
7.00%, 5/15/2028
(a)
36,000 38,849
7.25%, 11/15/2029
(a)
10,000 11,213
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 10,000 10,404
4.50%, 10/15/2029 15,000 15,636
Seaworld Parks & Entertainment, Inc., 9.50%,
8/01/2025
(a)
36,000 38,899
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 20,549
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
35,000 35,277
5.50%, 4/15/2027
(a)
30,000 30,893
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
15,000 16,013
Specialty Building Products Holdings LLC / Sbp
Finance Corp., 6.38%, 9/30/2026
(a)
20,000 21,046
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
11,000 11,231
Spirit Loyalty Cayman Ltd. / Spirit Ip Cayman
Ltd., 8.00%, 9/20/2025
(a)
5,640 6,356
SRS Distribution, Inc., 6.13%, 7/01/2029
(a)(b)
15,000 15,352
Staples, Inc.
7.50%, 4/15/2026
(a)
55,000 55,844
10.75%, 4/15/2027
(a)
30,000 29,114
Station Casinos LLC
5.00%, 10/01/2025
(a)
7,000 7,090
4.50%, 2/15/2028
(a)
35,000 35,275
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 10,410
6.50%, 1/15/2028
(a)
10,000 10,546
5.00%, 1/15/2029
(a)
35,000 34,662
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 3/01/2027 20,000 20,951
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)(b)
15,000 14,917
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
20,000 20,629
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
(a)
15,000 16,019
5.75%, 1/15/2028
(a)
15,000 16,945

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Taylor Morrison Communities, Inc. / Taylor
Morrison Holdings II, Inc.
5.88%, 4/15/2023
(a)
10,000 10,614
5.63%, 3/01/2024
(a)
13,000 14,045
Tenneco, Inc., 5.13%, 4/15/2029
(a)
20,000 20,637
Tesla, Inc., 5.30%, 8/15/2025
(a)
25,000 25,675
Titan International, Inc., 7.00%, 4/30/2028
(a)
20,000 20,836
Toll Brothers Finance Corp.
4.38%, 4/15/2023 10,000 10,448
3.80%, 11/01/2029
(b)
25,000 27,029
Travel + Leisure Co.
3.90%, 3/01/2023 10,000 10,181
5.65%, 4/01/2024 7,000 7,498
6.60%, 10/01/2025 25,000 27,991
6.63%, 7/31/2026
(a)
23,000 25,666
6.00%, 4/01/2027 11,000 11,981
4.63%, 3/01/2030
(a)
7,000 7,234
TRI Pointe Group, Inc.
5.25%, 6/01/2027 10,000 10,872
5.70%, 6/15/2028 6,000 6,642
Under Armour , Inc., 3.25%, 6/15/2026
(b)
20,000 20,760
United Airlines Holdings, Inc.
4.25%, 10/01/2022 25,000 25,539
5.00%, 2/01/2024 10,000 10,368
4.88%, 1/15/2025
(b)
10,000 10,248
United Airlines, Inc.
4.38%, 4/15/2026
(a)
55,000 56,581
4.63%, 4/15/2029
(a)
55,000 56,595
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
15,000 15,712
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
10,000 9,979
13.00%, 5/15/2025
(a)
25,000 29,000
5.88%, 9/15/2027
(a)
30,000 28,497
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 19,849
Wabash National Corp., 5.50%, 10/01/2025
(a)
18,000 18,252
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
(b)
20,000 21,355
White Capital Parent LLC, 8.25%, 3/15/2026
(a)
(b)(d)
25,000 25,884
William Carter Co. (The)
5.50%, 5/15/2025
(a)
15,000 15,793
5.63%, 3/15/2027
(a)
25,000 26,156
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
30,000 31,004
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
10,000 10,774
WMG Acquisition Corp.
3.88%, 7/15/2030
(a)
15,000 15,410
3.00%, 2/15/2031
(a)
20,000 19,364
Wolverine Escrow LLC
8.50%, 11/15/2024
(a)
20,000 19,454
9.00%, 11/15/2026
(a)
25,000 24,252
13.13%, 11/15/2027
(a)
30,000 25,276
Wolverine World Wide, Inc., 6.38%,
5/15/2025
(a)
20,000 21,469
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
30,000 30,971
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Cyclical – 20.7% (continued)
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 42,401
5.25%, 5/15/2027
(a)
25,000 26,254
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
95,000 98,261
5.50%, 10/01/2027
(a)
75,000 77,317
5.63%, 8/26/2028
(a)
15,000 15,455
5.13%, 12/15/2029
(a)
90,000 92,221
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
30,000 31,952
5.13%, 10/01/2029
(a)
10,000 10,398
Yum! Brands, Inc.
3.88%, 11/01/2023
(b)
17,000 17,974
4.75%, 1/15/2030
(a)
35,000 38,333
3.63%, 3/15/2031 55,000 56,109
4.63%, 1/31/2032 75,000 80,659
6.88%, 11/15/2037 5,000 6,435
5.35%, 11/01/2043 5,000 5,455
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
27,000 29,293
9,379,884
Consumer, Non-cyclical – 17.2%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
15,000 16,047
5.00%, 4/15/2029
(a)
20,000 21,018
Adapthealth LLC, 6.13%, 8/01/2028
(a)
10,000 10,529
ADT Security Corp. (The)
4.13%, 6/15/2023 3,000 3,168
4.88%, 7/15/2032
(a)
15,000 15,568
Ahern Rentals, Inc., 7.38%, 5/15/2023
(a)(b)
43,000 39,137
Air Methods Corp., 8.00%, 5/15/2025
(a)
35,000 32,888
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
125,000 125,111
Akumin , Inc., 7.00%, 11/01/2025
(a)
10,000 10,275
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
5.75%, 3/15/2025
(b)
10,000 10,207
3.25%, 3/15/2026
(a)
20,000 20,477
7.50%, 3/15/2026
(a)
23,000 25,065
4.63%, 1/15/2027
(a)
35,000 36,997
5.88%, 2/15/2028
(a)
30,000 32,104
3.50%, 3/15/2029
(a)
55,000 55,541
4.88%, 2/15/2030
(a)
35,000 37,872
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
55,000 58,295
9.75%, 7/15/2027
(a)
28,000 30,741
6.00%, 6/01/2029
(a)
30,000 30,133
Allied Universal Holdco LLC/ Allied Universal
Finance Corp./Atlas Luxco 4 Sarl , 4.63%,
6/01/2028
(a)
50,000 49,955
AMN Healthcare, Inc., 4.63%, 10/01/2027
(a)
15,000 15,618
Aptim Corp., 7.75%, 6/15/2025
(a)
35,000 30,182
APX Group, Inc.
7.63%, 9/01/2023 25,000 25,586
6.75%, 2/15/2027
(a)
20,000 21,208
ASGN, Inc., 4.63%, 5/15/2028
(a)
20,000 20,804
Avantor Funding, Inc., 4.63%, 7/15/2028
(a)
45,000 47,370

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Non-cyclical – 17.2% (continued)
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.25%, 3/15/2025
(a)
7,000 7,111
5.75%, 7/15/2027
(a)(b)
10,000 10,473
Avon Products, Inc.
6.50%, 3/15/2023
(b)
13,000 13,854
8.45%, 3/15/2043 5,000 6,483
B&G Foods, Inc., 5.25%, 9/15/2027 2,000 2,082
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
63,000 68,074
8.50%, 1/31/2027
(a)
55,000 59,532
Bausch Health Cos., Inc.
6.13%, 4/15/2025
(a)
96,000 98,083
5.50%, 11/01/2025
(a)
10,000 10,216
9.00%, 12/15/2025
(a)
45,000 48,042
5.75%, 8/15/2027
(a)
15,000 15,785
7.00%, 1/15/2028
(a)
8,000 8,395
5.00%, 1/30/2028
(a)
55,000 52,581
6.25%, 2/15/2029
(a)
25,000 24,891
7.25%, 5/30/2029
(a)
42,000 43,496
5.25%, 1/30/2030
(a)
45,000 42,390
5.25%, 2/15/2031
(a)
40,000 37,484
Brink's Co. (The)
5.50%, 7/15/2025
(a)
20,000 21,035
4.63%, 10/15/2027
(a)
30,000 31,239
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
20,000 20,985
3.13%, 2/15/2029
(a)
30,000 29,409
Centene Corp.
5.38%, 6/01/2026
(a)
38,000 39,579
5.38%, 8/15/2026
(a)
35,000 36,474
4.25%, 12/15/2027 100,000 105,374
4.63%, 12/15/2029 125,000 137,088
3.38%, 2/15/2030 70,000 73,145
3.00%, 10/15/2030 60,000 62,413
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 5,302
4.13%, 10/15/2030 30,000 30,943
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 26,131
3.75%, 3/15/2029
(a)
25,000 25,629
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)
15,000 15,619
CHS/Community Health Systems, Inc.
6.63%, 2/15/2025
(a)
30,000 31,474
8.00%, 3/15/2026
(a)
60,000 64,307
5.63%, 3/15/2027
(a)
50,000 52,955
8.00%, 12/15/2027
(a)
55,000 60,840
6.88%, 4/01/2028
(a)(b)
20,000 19,791
6.88%, 4/15/2029
(a)
50,000 52,634
4.75%, 2/15/2031
(a)
25,000 25,381
Cimpress PLC, 7.00%, 6/15/2026
(a)
40,000 42,030
Cooke Omega Investments, Inc. / Alpha Vesselco
Holdings, Inc., 8.50%, 12/15/2022
(a)
10,000 10,238
CoreCivic , Inc.
4.63%, 5/01/2023
(b)
13,000 13,117
4.75%, 10/15/2027
(b)
10,000 9,117
Coty, Inc., 6.50%, 4/15/2026
(a)
20,000 20,100
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Non-cyclical – 17.2% (continued)
Darling Ingredients, Inc., 5.25%, 4/15/2027
(a)
8,000 8,376
DaVita, Inc.
4.63%, 6/01/2030
(a)
50,000 51,661
3.75%, 2/15/2031
(a)
65,000 63,213
Del Monte Foods, Inc., 11.88%, 5/15/2025
(a)
10,000 11,404
Deluxe Corp., 8.00%, 6/01/2029
(a)
35,000 38,246
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
35,000 37,047
4.13%, 4/01/2029
(a)
35,000 35,218
Elanco Animal Health, Inc.
5.27%, 8/28/2023 32,000 34,323
5.90%, 8/28/2028 22,000 26,274
Emergent Biosolutions , Inc., 3.88%,
8/15/2028
(a)(b)
35,000 34,778
Encompass Health Corp.
5.13%, 3/15/2023 2,000 2,008
4.50%, 2/01/2028 35,000 36,400
4.75%, 2/01/2030 35,000 37,479
4.63%, 4/01/2031 25,000 27,156
ENDO Dac / ENDO Finance LLC / ENDO Finco ,
Inc.
9.50%, 7/31/2027
(a)(b)
25,000 25,077
6.00%, 6/30/2028
(a)
60,000 40,500
ENDO Luxembourg Finance Co. I Sarl / ENDO
US, Inc., 6.13%, 4/01/2029
(a)
35,000 34,777
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
5,000 3,674
Fresh Market, Inc. (The), 9.75%, 5/01/2023
(a)
10,000 10,298
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 15,046
9.50%, 11/01/2027
(a)
15,000 16,408
Gartner, Inc.
4.50%, 7/01/2028
(a)
20,000 21,140
3.63%, 6/15/2029
(a)
50,000 51,234
3.75%, 10/01/2030
(a)
25,000 25,760
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 20,759
Graham Holdings Co., 5.75%, 6/01/2026
(a)
11,000 11,488
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 15,604
HCA, Inc.
5.88%, 5/01/2023 35,000 37,895
8.36%, 4/15/2024 21,000 24,638
5.38%, 2/01/2025 98,000 110,950
5.88%, 2/15/2026 22,000 25,637
5.38%, 9/01/2026 40,000 46,484
7.05%, 12/01/2027 5,000 6,276
5.63%, 9/01/2028 55,000 66,129
5.88%, 2/01/2029 25,000 30,582
3.50%, 9/01/2030 47,000 50,884
7.50%, 11/15/2095 5,000 7,576
Herbalife Nutrition Ltd. / Hlf Financing, Inc.,
7.88%, 9/01/2025
(a)
30,000 32,557
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
40,000 41,962
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
15,000 15,645
Hill-Rom Holdings, Inc., 4.38%, 9/15/2027
(a)
5,000 5,229
Hologic , Inc., 3.25%, 2/15/2029
(a)
40,000 40,392
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
37,000 39,434

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Non-cyclical – 17.2% (continued)
IHS Markit Ltd., 4.25%, 5/01/2029 25,000 29,191
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 25,751
5.00%, 5/15/2027
(a)
50,000 52,149
Jaguar Holding Co. II / Ppd Development LP
4.63%, 6/15/2025
(a)
10,000 10,488
5.00%, 6/15/2028
(a)
20,000 21,607
Jazz Securities Dac , 4.38%, 1/15/2029
(a)
20,000 20,874
JBS Finance Luxembourg Sarl , 3.63%,
1/15/2032
(a)(b)
50,000 50,393
JBS USA Food Co., 7.00%, 1/15/2026
(a)
46,000 48,692
JBS USA LUX SA / JBS USA Finance, Inc., 6.75%,
2/15/2028
(a)
25,000 27,438
JBS USA LUX SA / JBS USA Food Co. / JBS USA
Finance, Inc.
6.50%, 4/15/2029
(a)
70,000 78,754
5.50%, 1/15/2030
(a)
35,000 39,119
3.75%, 12/01/2031
(a)
65,000 66,593
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
10,000 10,823
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 10,343
Kraft Heinz Foods Co.
3.00%, 6/01/2026 31,000 32,969
3.88%, 5/15/2027 30,000 33,215
4.63%, 1/30/2029 40,000 46,309
3.75%, 4/01/2030 40,000 44,110
4.25%, 3/01/2031 10,000 11,521
6.75%, 3/15/2032 30,000 41,004
5.00%, 7/15/2035 40,000 49,535
7.13%, 8/01/2039
(a)
40,000 59,851
6.50%, 2/09/2040 30,000 43,147
5.00%, 6/04/2042 30,000 37,560
5.20%, 7/15/2045 55,000 69,685
4.38%, 6/01/2046 110,000 126,521
4.88%, 10/01/2049 40,000 49,766
5.50%, 6/01/2050 40,000 53,494
Kronos Acquisition Holdings, Inc. / Kik Custom
Products, Inc.
5.00%, 12/31/2026
(a)(b)
15,000 15,228
7.00%, 12/31/2027
(a)(b)
15,000 14,705
Lamb Weston Holdings, Inc.
4.63%, 11/01/2024
(a)
45,000 46,240
4.88%, 11/01/2026
(a)
25,000 25,785
4.88%, 5/15/2028
(a)
25,000 27,797
Land O'lakes Capital Trust I, 7.45%,
3/15/2028
(a)
30,000 34,568
Lannett Co., Inc., 7.75%, 4/15/2026
(a)
35,000 34,377
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
35,000 36,978
4.38%, 2/15/2027
(a)
30,000 30,079
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)
35,000 34,853
Magellan Health, Inc., 4.90%, 9/22/2024 11,000 12,213
MEDNAX, Inc., 6.25%, 1/15/2027
(a)
32,000 33,760
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
30,000 29,412
Midas Intermediate Holdco II LLC / Midas
Intermediate Holdco II Finance, Inc., 7.88%,
10/01/2022
(a)(b)
10,000 9,384
Modivcare , Inc., 5.88%, 11/15/2025
(a)
10,000 10,667
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Non-cyclical – 17.2% (continued)
Molina Healthcare, Inc.
5.38%, 11/15/2022 25,000 26,026
4.38%, 6/15/2028
(a)
35,000 36,596
MPH Acquisition Holdings LLC, 5.75%,
11/01/2028
(a)(b)
15,000 14,564
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)
18,000 18,485
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
45,000 47,525
4.50%, 7/15/2029
(a)
65,000 65,546
5.88%, 10/01/2030
(a)
40,000 43,819
North Queensland Export Terminal Pty Ltd.,
4.45%, 12/15/2022
(a)
21,000 20,134
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV, 5.13%, 4/30/2031
(a)
100,000 103,018
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA
7.38%, 6/01/2025
(a)
6,000 6,420
7.25%, 2/01/2028
(a)
13,000 14,169
Owens & Minor, Inc., 4.50%, 3/31/2029
(a)
15,000 15,426
P&l Development LLC / Pld Finance Corp.,
7.75%, 11/15/2025
(a)
10,000 10,518
Par Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
41,000 41,858
Performance Food Group, Inc., 5.50%,
10/15/2027
(a)
20,000 20,846
Pilgrim's Pride Corp., 5.88%, 9/30/2027
(a)
20,000 21,384
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
20,000 20,840
5.63%, 1/15/2028
(a)
40,000 42,200
5.50%, 12/15/2029
(a)
20,000 21,425
4.63%, 4/15/2030
(a)
70,000 71,321
4.50%, 9/15/2031
(a)
75,000 75,873
Prestige Brands, Inc., 3.75%, 4/01/2031
(a)
25,000 24,778
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 21,506
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
40,000 42,750
5.75%, 4/15/2026
(a)
40,000 43,897
3.38%, 8/31/2027
(a)
30,000 29,171
6.25%, 1/15/2028
(a)
35,000 36,587
Quad/Graphics, Inc., 7.00%, 5/01/2022
(b)
10,000 10,035
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 21,712
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
26,000 27,649
Ritchie Bros Auctioneers, Inc., 5.38%,
1/15/2025
(a)
17,000 17,478
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)
35,000 36,101
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
25,000 29,252
7.38%, 9/01/2025
(a)
75,000 80,178
Safeway, Inc., 7.25%, 2/01/2031 50,000 59,000
Select Medical Corp., 6.25%, 8/15/2026
(a)
86,000 91,042
Service Corp. International
4.63%, 12/15/2027 20,000 21,096
5.13%, 6/01/2029 23,000 24,926
3.38%, 8/15/2030 45,000 44,868
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
10,000 10,415

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Consumer, Non-cyclical – 17.2% (continued)
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
40,000 40,436
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 21,397
Spectrum Brands, Inc.
5.75%, 7/15/2025 35,000 35,941
5.50%, 7/15/2030
(a)
10,000 10,871
Square, Inc.
2.75%, 6/01/2026
(a)
50,000 51,108
3.50%, 6/01/2031
(a)
50,000 51,862
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)(b)
10,000 10,176
10.00%, 4/15/2027
(a)(b)
15,000 16,341
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
15,000 14,952
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
(b)
20,000 18,648
Teleflex, Inc.
4.63%, 11/15/2027 20,000 21,149
4.25%, 6/01/2028
(a)
15,000 15,639
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 55,404
4.63%, 7/15/2024 22,000 22,301
4.63%, 9/01/2024
(a)
15,000 15,352
7.50%, 4/01/2025
(a)
40,000 43,012
4.88%, 1/01/2026
(a)
60,000 62,068
6.25%, 2/01/2027
(a)
40,000 41,684
5.13%, 11/01/2027
(a)
27,000 28,333
4.63%, 6/15/2028
(a)
15,000 15,504
6.13%, 10/01/2028
(a)
85,000 90,513
TreeHouse Foods, Inc., 4.00%, 9/01/2028 15,000 15,011
United Rentals North America, Inc.
5.50%, 5/15/2027 19,000 19,988
4.88%, 1/15/2028 50,000 52,862
5.25%, 1/15/2030 20,000 21,860
4.00%, 7/15/2030 20,000 20,795
3.88%, 2/15/2031 25,000 25,733
US Foods, Inc., 6.25%, 4/15/2025
(a)
35,000 36,920
US Renal Care, Inc., 10.63%, 7/15/2027
(a)(b)
15,000 16,264
Vector Group Ltd.
10.50%, 11/01/2026
(a)
65,000 69,113
5.75%, 2/01/2029
(a)
50,000 50,871
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
60,000 63,383
7,823,708
Diversified – 0.1%
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 23,820
23,820
Energy – 12.4%
Aethon United Br LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 26,747
AI Candelaria Spain SLU, 7.50%, 12/15/2028
(a)
11,000 12,240
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
10,000 10,101
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 22,172
5.75%, 3/01/2027
(a)
20,000 20,640
5.75%, 1/15/2028
(a)
20,000 20,942
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
Antero Resources Corp.
5.00%, 3/01/2025
(b)
20,000 20,348
8.38%, 7/15/2026
(a)
12,000 13,583
7.63%, 2/01/2029
(a)
10,000 10,954
Apache Corp.
4.63%, 11/15/2025 10,000 10,754
4.88%, 11/15/2027 15,000 16,144
4.38%, 10/15/2028 25,000 26,470
4.25%, 1/15/2030
(b)
55,000 57,507
6.00%, 1/15/2037 20,000 22,998
5.10%, 9/01/2040 35,000 37,537
5.25%, 2/01/2042 25,000 26,893
4.25%, 1/15/2044 15,000 14,741
7.38%, 8/15/2047 25,000 30,229
5.35%, 7/01/2049 30,000 31,669
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
10,000 10,505
6.25%, 4/01/2028
(a)
30,000 30,563
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 7.00%, 11/01/2026
(a)
20,000 20,670
Baytex Energy Corp.
5.63%, 6/01/2024
(a)
5,000 5,000
8.75%, 4/01/2027
(a)
15,000 15,008
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
15,000 16,160
6.63%, 7/15/2026
(a)
10,000 10,374
Buckeye Partners LP
4.15%, 7/01/2023 30,000 31,061
4.35%, 10/15/2024
(b)
5,000 5,279
4.13%, 3/01/2025
(a)(b)
30,000 31,094
3.95%, 12/01/2026 16,000 16,218
4.13%, 12/01/2027 10,000 10,202
4.50%, 3/01/2028
(a)
15,000 15,460
5.85%, 11/15/2043 16,000 16,254
5.60%, 10/15/2044 15,000 14,865
6.38%, 1/22/2078 30,000 27,973
California Resources Corp., 7.13%, 2/01/2026
(a)
(b)
15,000 15,331
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
7.75%, 4/15/2023 15,000 14,838
9.25%, 7/15/2024
(a)
5,000 5,462
11.00%, 4/15/2025
(a)
30,000 33,171
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)(b)
10,000 9,838
Cheniere Energy Partners LP
5.63%, 10/01/2026 31,000 32,023
4.50%, 10/01/2029 45,000 48,537
Cheniere Energy, Inc., 4.63%, 10/15/2028 55,000 58,092
CNX Midstream Partners LP / CNX Midstream
Finance Corp., 6.50%, 3/15/2026
(a)
15,000 15,532
Comstock Resources, Inc.
7.50%, 5/15/2025
(a)
6,000 6,211
5.88%, 1/15/2030
(a)
50,000 50,294

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
Continental Resources, Inc.
4.50%, 4/15/2023 18,000 18,704
3.80%, 6/01/2024 25,000 26,206
4.38%, 1/15/2028
(b)
20,000 22,315
5.75%, 1/15/2031
(a)
45,000 54,259
4.90%, 6/01/2044 25,000 28,871
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 15,000 15,363
5.63%, 5/01/2027
(a)
20,000 20,415
6.00%, 2/01/2029
(a)
35,000 36,367
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)(b)
35,000 35,882
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
10,000 9,710
5.75%, 2/15/2028
(a)(b)
5,000 4,850
DCP Midstream Operating LP
5.63%, 7/15/2027 10,000 11,379
5.13%, 5/15/2029 20,000 22,307
6.45%, 11/03/2036
(a)
15,000 18,150
6.75%, 9/15/2037
(a)
15,000 18,661
5.85%, 5/21/2043
(a)
15,000 14,059
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025
(b)
18,000 18,318
7.13%, 6/01/2028
(a)
53,000 55,347
Endeavor Energy Resources LP / EER Finance,
Inc.
6.63%, 7/15/2025
(a)
5,000 5,289
5.50%, 1/30/2026
(a)
20,000 20,601
5.75%, 1/30/2028
(a)
30,000 31,499
EnLink Midstream LLC, 5.38%, 6/01/2029 5,000 5,203
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 10,486
4.15%, 6/01/2025 15,000 15,523
4.85%, 7/15/2026 5,000 5,223
5.45%, 6/01/2047 20,000 19,407
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)(b)
15,000 13,757
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)
15,000 15,607
EQM Midstream Partners LP
4.75%, 7/15/2023 16,000 16,678
4.00%, 8/01/2024 30,000 30,764
6.00%, 7/01/2025
(a)
20,000 21,764
4.13%, 12/01/2026 10,000 10,147
6.50%, 7/01/2027
(a)
25,000 28,068
5.50%, 7/15/2028 15,000 16,254
4.50%, 1/15/2029
(a)
50,000 50,821
EQT Corp.
3.00%, 10/01/2022
(b)
8,000 8,110
6.63%, 2/01/2025 30,000 34,662
3.90%, 10/01/2027 45,000 48,757
7.50%, 2/01/2030 25,000 32,841
Exterran Energy Solutions LP / Ees Finance
Corp., 8.13%, 5/01/2025 5,000 4,400
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
Genesis Energy LP / Genesis Energy Finance
Corp.
5.63%, 6/15/2024 28,000 27,750
6.50%, 10/01/2025 13,000 12,953
6.25%, 5/15/2026 15,000 14,803
8.00%, 1/15/2027 20,000 20,620
7.75%, 2/01/2028 24,000 24,251
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 10,511
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
20,000 21,391
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
5,000 5,198
5.13%, 6/15/2028
(a)
20,000 20,941
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
35,000 36,508
5.75%, 2/01/2029
(a)
15,000 15,334
6.00%, 2/01/2031
(a)
20,000 20,861
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
(a)
30,000 30,411
Indigo Natural Resources LLC, 5.38%,
2/01/2029
(a)
20,000 20,845
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
55,000 54,865
Kca Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
50,000 54,551
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,420
10.13%, 1/15/2028 25,000 26,449
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 10,241
Matador Resources Co., 5.88%, 9/15/2026
(b)
30,000 30,484
Meg Energy Corp., 5.88%, 2/01/2029
(a)
20,000 20,650
MEG Energy Corp.
6.50%, 1/15/2025
(a)
10,000 10,325
7.13%, 2/01/2027
(a)
27,000 28,428
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
40,000 36,082
10.50%, 5/15/2027
(a)
10,000 9,598
Murphy Oil Corp.
6.88%, 8/15/2024 10,000 10,182
5.75%, 8/15/2025 12,000 12,245
5.88%, 12/01/2027
(b)
15,000 15,595
6.38%, 7/15/2028 35,000 37,018
6.38%, 12/01/2042 5,000 4,985
Nabors Industries Ltd., 7.25%, 1/15/2026
(a)
35,000 32,770
Nabors Industries, Inc.
5.75%, 2/01/2025 15,000 12,747
9.00%, 2/01/2025
(a)
5,000 5,151
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
42,000 41,824
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
20,000 20,356
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
40,000 40,817
6.50%, 9/30/2026
(a)
50,000 50,539
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
55,000 56,691

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
NGL Energy Partners LP / NGL Energy Finance
Corp.
7.50%, 11/01/2023
(b)
15,000 14,420
6.13%, 3/01/2025
(b)
10,000 8,490
7.50%, 4/15/2026 15,000 12,634
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
15,000 15,485
NuStar Logistics LP
4.75%, 2/01/2022 7,000 7,042
5.75%, 10/01/2025 15,000 16,398
6.00%, 6/01/2026 30,000 32,542
5.63%, 4/28/2027 30,000 32,455
6.38%, 10/01/2030 20,000 22,235
Oasis Petroleum, Inc., 6.38%, 6/01/2026
(a)
25,000 25,954
Occidental Petroleum Corp.
6.95%, 7/01/2024 30,000 33,454
3.50%, 6/15/2025 35,000 35,642
8.00%, 7/15/2025
(b)
15,000 17,856
5.55%, 3/15/2026 20,000 21,890
3.40%, 4/15/2026 35,000 35,369
3.20%, 8/15/2026 45,000 44,846
3.00%, 2/15/2027 20,000 19,822
8.50%, 7/15/2027 15,000 18,732
7.15%, 5/15/2028 5,000 5,789
6.38%, 9/01/2028 15,000 17,504
3.50%, 8/15/2029 60,000 59,843
8.88%, 7/15/2030 35,000 47,209
6.63%, 9/01/2030
(b)
50,000 60,986
6.13%, 1/01/2031
(b)
30,000 35,470
7.50%, 5/01/2031 25,000 31,837
7.88%, 9/15/2031 20,000 26,023
6.45%, 9/15/2036 50,000 60,290
7.95%, 6/15/2039 13,000 17,004
4.30%, 8/15/2039
(b)
10,000 9,916
6.20%, 3/15/2040 20,000 23,176
4.50%, 7/15/2044 15,000 14,861
6.60%, 3/15/2046 35,000 43,059
4.40%, 4/15/2046 35,000 34,372
4.20%, 3/15/2048 15,000 14,366
4.40%, 8/15/2049 20,000 19,444
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 4,967
6.00%, 2/01/2028 5,000 5,050
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 70,000 77,438
5.38%, 1/01/2026 38,000 42,850
Ovintiv , Inc.
8.13%, 9/15/2030 10,000 13,757
7.20%, 11/01/2031 15,000 20,049
7.38%, 11/01/2031 20,000 27,010
6.50%, 8/15/2034 20,000 26,631
6.63%, 8/15/2037 10,000 13,610
6.50%, 2/01/2038 10,000 13,628
5.15%, 11/15/2041 5,000 5,577
Par Petroleum LLC / Par Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
10,000 9,915
Parkland Corp./Canada, 5.88%, 7/15/2027
(a)
20,000 21,310
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028
(b)
15,000 15,050
5.15%, 11/15/2029 26,000 26,936
PBF Holding Co. LLC / PBF Finance Corp.,
9.25%, 5/15/2025
(a)
35,000 32,310
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 19,379
PDC Energy, Inc.
6.13%, 9/15/2024 10,000 10,175
5.75%, 5/15/2026
(b)
21,000 21,695
Peabody Energy Corp., 6.38%, 3/31/2025
(a)
50,000 39,509
Precision Drilling Corp., 7.13%, 1/15/2026
(a)
25,000 25,761
Range Resources Corp.
5.00%, 3/15/2023 7,000 7,242
4.88%, 5/15/2025
(b)
15,000 15,543
9.25%, 2/01/2026
(b)
30,000 32,569
8.25%, 1/15/2029
(a)
15,000 16,613
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
15,000 15,672
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
40,000 40,837
4.95%, 7/15/2029
(a)
30,000 30,907
4.80%, 5/15/2030
(a)
15,000 15,260
7.50%, 7/15/2038
(a)
5,000 5,542
6.88%, 4/15/2040
(a)
30,000 31,549
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)(b)
2,303 2,182
SM Energy Co.
10.00%, 1/15/2025
(a)
10,000 11,129
5.63%, 6/01/2025 10,000 9,821
6.75%, 9/15/2026
(b)
5,000 4,963
6.63%, 1/15/2027
(b)
10,000 9,962
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)
50,000 50,419
Southwestern Energy Co.
4.10%, 3/15/2022 10,000 10,053
6.45%, 1/23/2025 6,000 6,564
7.50%, 4/01/2026 17,000 17,948
Sunoco LP / Sunoco Finance Corp.
5.50%, 2/15/2026 15,000 15,438
6.00%, 4/15/2027 15,000 15,656
5.88%, 3/15/2028 16,000 16,831
4.50%, 5/15/2029 25,000 25,560
Tallgrass Energy Partners LP / Tallgrass Energy
Finance Corp.
5.50%, 9/15/2024
(a)
26,000 26,386
7.50%, 10/01/2025
(a)
20,000 21,723
6.00%, 3/01/2027
(a)
20,000 20,698
5.50%, 1/15/2028
(a)
20,000 20,526
6.00%, 12/31/2030
(a)
20,000 21,055
Talos Production, Inc., 12.00%, 1/15/2026 20,000 20,819
Targa Resources Partners LP / Targa Resources
Partners Finance Corp.
5.88%, 4/15/2026 10,000 10,469
5.38%, 2/01/2027 20,000 20,755
6.50%, 7/15/2027 20,000 21,666
5.00%, 1/15/2028 35,000 36,806
6.88%, 1/15/2029
(b)
34,000 38,180
5.50%, 3/01/2030 25,000 27,560
4.88%, 2/01/2031
(a)
30,000 32,426
4.00%, 1/15/2032
(a)
30,000 31,011

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Energy – 12.4% (continued)
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
30,000 32,126
Terraform Power Operating LLC, 4.25%,
1/31/2023
(a)
10,000 10,306
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
30,000 32,424
4.75%, 1/15/2030
(a)
37,000 38,952
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 16,000 16,282
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
23,115 21,899
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
10,050 9,911
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
35,000 33,887
Transocean, Inc., 11.50%, 1/30/2027
(a)
39,000 38,806
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 37,000 38,747
6.88%, 9/01/2027 5,000 5,286
Vantage Drilling International, 9.25%,
11/15/2023
(a)
5,000 4,366
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 15,723
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
35,000 33,632
Weatherford International Ltd.
8.75%, 9/01/2024
(a)
50,000 51,987
11.00%, 12/01/2024
(a)
65,000 67,265
Western Midstream Operating LP
4.00%, 7/01/2022 20,000 20,214
4.35%, 2/01/2025 22,000 23,079
3.95%, 6/01/2025 15,000 15,526
4.65%, 7/01/2026 12,000 12,858
4.50%, 3/01/2028 15,000 16,145
4.75%, 8/15/2028 15,000 16,318
5.30%, 2/01/2030
(b)
40,000 44,918
5.45%, 4/01/2044 30,000 33,675
5.30%, 3/01/2048 20,000 22,047
5.50%, 8/15/2048 10,000 11,142
6.50%, 2/01/2050 10,000 11,765
5,642,746
Financial – 9.8%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 40,667
10.13%, 8/01/2026
(a)
20,000 22,474
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
25,000 27,731
Aercap Holdings NV, 5.88%, 10/10/2079 50,000 52,505
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 10,495
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 24,829
6.75%, 10/15/2027
(a)
45,000 47,033
Ally Financial, Inc., 5.75%, 11/20/2025 32,000 36,605
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,584
Assuredpartners , Inc.
7.00%, 8/15/2025
(a)
35,000 35,635
5.63%, 1/15/2029
(a)
15,000 14,917
Barclays Bank PLC, 6.86%
(a)(f)
5,000 6,788
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
5.75%, 5/15/2026
(a)
25,000 26,004
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Financial – 9.8% (continued)
CIT Group, Inc.
5.00%, 8/01/2023 11,000 11,873
4.75%, 2/16/2024 13,000 14,021
3.93%, 6/19/2024 20,000 21,004
5.25%, 3/07/2025 15,000 16,926
6.13%, 3/09/2028 15,000 18,486
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,541
Commerzbank AG, 8.13%, 9/19/2023
(a)
25,000 28,339
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
23,000 23,762
6.63%, 3/15/2026
(b)
12,000 12,683
CURO Group Holdings Corp., 8.25%,
9/01/2025
(a)
16,000 16,725
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
20,000 21,477
Deutsche Bank AG
4.50%, 4/01/2025 50,000 53,961
4.30%, 5/24/2028 80,000 82,843
Deutsche Bank AG/New York NY, 4.88%,
12/01/2032 30,000 32,654
Diversified Healthcare Trust
9.75%, 6/15/2025 25,000 27,595
4.75%, 2/15/2028 5,000 5,054
4.38%, 3/01/2031 35,000 34,179
Enact Holdings, Inc., 6.50%, 8/15/2025
(a)
25,000 27,131
Enova International, Inc.
8.50%, 9/01/2024
(a)
8,000 8,161
8.50%, 9/15/2025
(a)
12,000 12,484
EPR Properties
5.25%, 7/15/2023 5,000 5,296
4.50%, 4/01/2025 25,000 26,709
4.75%, 12/15/2026 5,000 5,402
4.50%, 6/01/2027 30,000 32,024
4.95%, 4/15/2028 25,000 27,074
3.75%, 8/15/2029 35,000 35,517
FelCor Lodging LP, 6.00%, 6/01/2025 10,000 10,213
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
10,000 9,947
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 12,580
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
15,000 15,384
8.25%, 4/15/2025
(a)
27,000 28,094
7.63%, 5/01/2026
(a)
20,000 20,522
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
12,000 12,441
Genworth Holdings, Inc.
4.90%, 8/15/2023 13,000 13,068
4.80%, 2/15/2024
(b)
10,000 9,938
6.50%, 6/15/2034 10,000 10,290
GEO Group, Inc. (The)
5.13%, 4/01/2023 5,000 4,655
5.88%, 10/15/2024
(b)
20,000 17,683
6.00%, 4/15/2026 10,000 8,139
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(d)
49,835 50,093
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 9,922
Goeasy Ltd., 5.38%, 12/01/2024
(a)
15,000 15,551

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Financial – 9.8% (continued)
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
20,000 20,473
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 31,866
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
40,000 42,021
3.38%, 6/15/2026
(a)
95,000 95,970
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
15,000 13,835
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
26,000 27,540
4.13%, 2/01/2029
(a)
25,000 24,845
4.38%, 2/01/2031
(a)
20,000 19,950
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
4.75%, 9/15/2024 85,000 88,646
6.38%, 12/15/2025 25,000 25,787
6.25%, 5/15/2026 85,000 89,440
5.25%, 5/15/2027 35,000 36,817
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
51,000 55,298
5.71%, 1/15/2026
(a)
35,000 39,523
4.95%, 6/01/2042
(a)
20,000 20,841
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
21,000 21,780
5.25%, 3/15/2028
(a)
20,000 20,934
5.00%, 7/15/2028
(a)
30,000 31,191
4.88%, 9/15/2029
(a)
21,000 21,986
5.25%, 7/15/2030
(a)
55,000 58,670
4.50%, 2/15/2031
(a)
50,000 51,117
5.63%, 7/15/2032
(a)
15,000 16,262
iStar , Inc.
4.25%, 8/01/2025 12,000 12,471
5.50%, 2/15/2026 10,000 10,478
Jefferies Finance LLC / Jfin Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
85,000 87,132
Kennedy-Wilson, Inc., 5.00%, 3/01/2031 15,000 15,417
Ladder Capital Finance Holdings LLLP / Ladder
Capital Finance Corp.
5.25%, 3/15/2022
(a)
19,000 19,054
5.25%, 10/01/2025
(a)
15,000 15,225
4.25%, 2/01/2027
(a)
15,000 14,984
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 10,220
6.13%, 4/01/2028
(a)
60,000 59,565
LPL Holdings, Inc., 4.63%, 11/15/2027
(a)
11,000 11,364
MGIC Investment Corp., 5.25%, 8/15/2028 40,000 42,576
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 26,017
4.63%, 6/15/2025
(a)
20,000 21,281
4.50%, 9/01/2026 20,000 21,356
5.75%, 2/01/2027 20,000 22,369
3.88%, 2/15/2029
(a)
20,000 20,521
MPT Operating Partnership LP / MPT Finance
Corp.
5.25%, 8/01/2026 18,000 18,534
5.00%, 10/15/2027 26,000 27,505
4.63%, 8/01/2029 25,000 26,909
3.50%, 3/15/2031 30,000 30,793
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Financial – 9.8% (continued)
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
10,000 10,450
5.13%, 12/15/2030
(a)
20,000 20,088
Navient Corp.
6.50%, 6/15/2022 60,000 62,594
5.50%, 1/25/2023 4,000 4,202
7.25%, 9/25/2023 15,000 16,522
6.13%, 3/25/2024 8,000 8,677
5.88%, 10/25/2024 18,000 19,672
5.63%, 8/01/2033 8,000 7,769
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 15,013
NFP Corp., 6.88%, 8/15/2028
(a)
50,000 52,009
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
30,000 34,306
OneMain Finance Corp.
6.13%, 5/15/2022 30,000 31,143
5.63%, 3/15/2023 30,000 31,739
8.25%, 10/01/2023 6,000 6,791
6.13%, 3/15/2024 30,000 32,288
6.88%, 3/15/2025 31,000 35,221
8.88%, 6/01/2025 30,000 33,010
7.13%, 3/15/2026 35,000 41,191
6.63%, 1/15/2028 10,000 11,561
5.38%, 11/15/2029 17,000 18,663
4.00%, 9/15/2030 25,000 24,928
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 12/15/2022
(a)
10,000 10,122
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
15,000 16,255
5.88%, 10/01/2028
(a)
20,000 21,316
4.88%, 5/15/2029
(a)
40,000 41,036
Pennymac Financial Services, Inc., 5.38%,
10/15/2025
(a)
16,000 16,795
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
10,000 10,264
Provident Financing Trust I, 7.41%,
3/15/2038
(b)
20,000 24,379
Provident Funding Associates LP / Pfg Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 15,333
Radian Group, Inc.
4.50%, 10/01/2024 10,000 10,681
6.63%, 3/15/2025 35,000 39,273
4.88%, 3/15/2027 25,000 27,164
Realogy Group LLC / Realogy Co.-Issuer Corp.
4.88%, 6/01/2023
(a)
25,000 26,000
7.63%, 6/15/2025
(a)
10,000 10,786
9.38%, 4/01/2027
(a)
20,000 22,130
5.75%, 1/15/2029
(a)
45,000 47,253
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 25,000 25,857
Rocket Mortgage LLC
5.25%, 1/15/2028
(a)
30,000 31,618
3.88%, 3/01/2031
(a)
35,000 35,750
SBA Communications Corp.
4.88%, 9/01/2024 20,000 20,266
3.88%, 2/15/2027 40,000 41,222
3.13%, 2/01/2029
(a)
50,000 49,133

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Financial – 9.8% (continued)
Service Properties Trust
4.50%, 6/15/2023 10,000 10,231
4.65%, 3/15/2024 5,000 5,086
4.35%, 10/01/2024 20,000 20,162
4.50%, 3/15/2025 30,000 29,911
5.25%, 2/15/2026 20,000 20,206
4.95%, 2/15/2027 27,000 26,604
3.95%, 1/15/2028 30,000 28,133
4.95%, 10/01/2029 20,000 19,432
4.38%, 2/15/2030 20,000 18,743
SLM Corp., 4.20%, 10/29/2025 15,000 16,205
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 19,081
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
40,000 43,419
Synovus Financial Corp., 5.90%, 2/07/2029 20,000 21,617
Texas Capital Bank NA, 5.25%, 1/31/2026 30,000 32,773
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 27,929
7.30%, 4/02/2034
(a)
50,000 60,853
5.46%, 6/30/2035
(a)
50,000 55,282
United Wholesale Mortgage LLC, 5.50%,
11/15/2025
(a)
20,000 20,602
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL
Capital LLC
7.13%, 12/15/2024
(a)
15,000 15,433
7.88%, 2/15/2025
(a)
60,000 63,916
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.50%, 2/15/2029
(a)
50,000 50,714
VICI Properties LP / VICI Note Co., Inc.
3.50%, 2/15/2025
(a)
35,000 35,782
4.25%, 12/01/2026
(a)
55,000 57,201
3.75%, 2/15/2027
(a)
35,000 36,026
4.63%, 12/01/2029
(a)
15,000 16,072
4.13%, 8/15/2030
(a)
30,000 31,511
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
15,000 15,309
XHR LP, 6.38%, 8/15/2025
(a)
20,000 21,319
4,468,293
Industrial – 8.9%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
(a)
10,000 10,478
AECOM, 5.13%, 3/15/2027 23,000 25,597
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 26,260
4.63%, 5/15/2030
(a)
15,000 15,455
Apex Tool Group LLC / BC Mountain Finance,
Inc., 9.00%, 2/15/2023
(a)(b)
5,000 5,016
ARD Finance SA, 6.50%, 6/30/2027
(a)(d)
20,000 21,085
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
50,000 50,057
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
30,000 31,308
4.13%, 8/15/2026
(a)
100,000 103,198
5.25%, 8/15/2027
(a)
30,000 30,672
5.25%, 8/15/2027
(a)
50,000 51,071
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Industrial – 8.9% (continued)
Ball Corp.
4.00%, 11/15/2023 30,000 31,881
5.25%, 7/01/2025 25,000 28,257
4.88%, 3/15/2026 23,000 25,679
2.88%, 8/15/2030 50,000 49,514
Berry Global, Inc.
4.50%, 2/15/2026
(a)
15,000 15,300
5.63%, 7/15/2027
(a)
25,000 26,382
Boise Cascade Co., 4.88%, 7/01/2030
(a)
15,000 15,885
Bombardier, Inc.
7.50%, 12/01/2024
(a)
22,000 22,901
7.50%, 3/15/2025
(a)
35,000 35,728
7.88%, 4/15/2027
(a)(b)
54,000 55,946
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
30,000 30,559
Brightstar Escrow Corp., 9.75%, 10/15/2025
(a)
10,000 10,750
Builders FirstSource , Inc.
6.75%, 6/01/2027
(a)
30,000 32,100
5.00%, 3/01/2030
(a)
15,000 15,943
BWX Technologies, Inc., 4.13%, 6/30/2028
(a)
10,000 10,252
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
15,000 15,351
Cascades, Inc./Cascades USA, Inc., 5.38%,
1/15/2028
(a)
15,000 15,786
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
21,000 22,055
5.13%, 7/15/2029
(a)
8,000 8,744
Cleaver-Brooks, Inc., 7.88%, 3/01/2023
(a)(b)
15,000 14,813
Colfax Corp., 6.38%, 2/15/2026
(a)
8,000 8,450
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)(b)
15,000 16,020
Covanta Holding Corp.
6.00%, 1/01/2027 10,000 10,388
5.00%, 9/01/2030 30,000 32,278
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
15,000 15,478
Crown Americas LLC / Crown Americas Capital
Corp. IV, 4.50%, 1/15/2023 25,000 26,172
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 10,742
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 12,274
Energizer Holdings, Inc.
4.75%, 6/15/2028
(a)
15,000 15,430
4.38%, 3/31/2029
(a)
20,000 20,093
EnerSys
5.00%, 4/30/2023
(a)
23,000 24,027
4.38%, 12/15/2027
(a)
8,000 8,360
EnPro Industries, Inc., 5.75%, 10/15/2026 10,000 10,511
Flex Acquisition Co., Inc., 7.88%, 7/15/2026
(a)
20,000 20,874
Fluor Corp.
3.50%, 12/15/2024
(b)
10,000 10,452
4.25%, 9/15/2028
(b)
35,000 36,164
Fly Leasing Ltd., 5.25%, 10/15/2024 10,000 10,032
Forterra Finance LLC / Frta Finance Corp.,
6.50%, 7/15/2025
(a)
15,000 16,125
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
35,000 36,293
9.75%, 8/01/2027
(a)
25,000 28,540

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Industrial – 8.9% (continued)
Fortress Transportation And Infrastructure
Investors LLC, 5.50%, 5/01/2028
(a)
30,000 31,272
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
20,000 20,531
12.25%, 11/15/2026
(a)
10,000 11,385
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
29,000 30,246
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
30,000 31,141
3.75%, 8/01/2025
(a)
20,000 20,577
5.13%, 12/15/2026
(a)
20,000 20,992
4.00%, 8/01/2028
(a)(b)
15,000 14,832
3.50%, 9/01/2028
(a)
35,000 35,116
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
15,000 16,024
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
10,000 11,157
Graphic Packaging International LLC
4.13%, 8/15/2024 10,000 10,678
4.75%, 7/15/2027
(a)
8,000 8,667
3.50%, 3/15/2028
(a)
31,000 31,453
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 15,456
Greif, Inc., 6.50%, 3/01/2027
(a)
45,000 47,383
Griffon Corp., 5.75%, 3/01/2028 30,000 31,595
Grinding Media, Inc. / Moly-Cop AltaSteel Ltd.,
7.38%, 12/15/2023
(a)
25,000 25,327
Harsco Corp., 5.75%, 7/31/2027
(a)
5,000 5,200
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 16,004
5.00%, 9/15/2026 10,000 11,119
Howmet Aerospace, Inc.
5.13%, 10/01/2024 25,000 27,507
6.88%, 5/01/2025 35,000 40,719
5.90%, 2/01/2027 15,000 17,755
6.75%, 1/15/2028 45,000 55,390
5.95%, 2/01/2037 58,000 73,590
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(b)(d)
5,000 5,420
Ingram Micro, Inc.
5.00%, 8/10/2022 15,000 15,676
5.45%, 12/15/2024 15,000 17,298
Intelligent Packaging Ltd. Finco , Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
20,000 20,807
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 10,651
4.88%, 12/15/2027
(a)
21,000 21,842
Kenan Advantage Group, Inc. (The), 7.88%,
7/31/2023
(a)
10,000 10,003
Koppers , Inc., 6.00%, 2/15/2025
(a)
20,000 20,471
Kratos Defense & Security Solutions, Inc., 6.50%,
11/30/2025
(a)
12,000 12,537
LABL Escrow Issuer LLC, 10.50%, 7/15/2027
(a)
20,000 22,053
LABL, Inc., 6.75%, 7/15/2026
(a)
25,000 26,513
LSB Industries, Inc., 9.63%, 5/01/2023
(a)
31,000 32,027
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
6,000 6,480
Masonite International Corp., 5.38%,
2/01/2028
(a)
8,000 8,508
MasTec , Inc., 4.50%, 8/15/2028
(a)
20,000 21,077
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 23,704
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Industrial – 8.9% (continued)
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
73,000 73,623
8.50%, 4/15/2024
(a)
30,000 31,050
7.25%, 4/15/2025
(a)
35,000 34,142
Moog, Inc., 4.25%, 12/15/2027
(a)
17,000 17,528
New Enterprise Stone & Lime Co., Inc., 6.25%,
3/15/2026
(a)
20,000 20,607
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
20,000 21,459
6.38%, 8/15/2025
(a)
10,000 11,172
Pactiv LLC
7.95%, 12/15/2025 6,000 6,736
8.38%, 4/15/2027 5,000 5,738
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 10,000 10,170
Patrick Industries, Inc., 4.75%, 5/01/2029
(a)
50,000 51,028
Plastipak Holdings, Inc., 6.25%, 10/15/2025
(a)(b)
10,000 10,191
Powerteam Services LLC, 9.03%, 12/04/2025
(a)
25,000 27,605
RBS Global, Inc. / Rexnord LLC, 4.88%,
12/15/2025
(a)
25,000 25,510
Reynolds Group Issuer, Inc. / Reynolds Group
Issuer LLC / Reynolds Group Issuer Lu, 4.00%,
10/15/2027
(a)
50,000 49,940
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
90,000 90,682
5.75%, 10/15/2027
(a)
20,000 21,913
Sealed Air Corp.
5.25%, 4/01/2023
(a)
15,000 15,789
5.13%, 12/01/2024
(a)
10,000 10,863
5.50%, 9/15/2025
(a)
15,000 16,718
4.00%, 12/01/2027
(a)
15,000 16,029
6.88%, 7/15/2033
(a)
13,000 16,721
Sensata Technologies BV
4.88%, 10/15/2023
(a)
15,000 16,055
5.63%, 11/01/2024
(a)
10,000 11,145
5.00%, 10/01/2025
(a)
20,000 22,318
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)(b)
16,000 17,119
3.75%, 2/15/2031
(a)
20,000 20,150
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 20,756
Spirit Aerosystems , Inc.
7.50%, 4/15/2025
(a)
50,000 53,064
3.85%, 6/15/2026 10,000 10,591
Spirit AeroSystems , Inc., 3.95%, 6/15/2023
(b)
22,000 22,303
SPX FLOW, Inc., 5.88%, 8/15/2026
(a)
12,000 12,383
SSL Robotics LLC, 9.75%, 12/31/2023
(a)
12,000 13,189
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
25,000 25,877
4.75%, 1/15/2028
(a)
10,000 10,407
4.38%, 7/15/2030
(a)
60,000 61,702
3.38%, 1/15/2031
(a)(b)
30,000 28,999
Stericycle, Inc.
5.38%, 7/15/2024
(a)
20,000 20,551
3.88%, 1/15/2029
(a)
15,000 15,195
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,372
Summit Materials LLC / Summit Materials
Finance Corp.
5.13%, 6/01/2025
(a)
5,000 5,061
6.50%, 3/15/2027
(a)
25,000 26,375
5.25%, 1/15/2029
(a)
5,000 5,302

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Industrial – 8.9% (continued)
Teekay Corp., 9.25%, 11/15/2022
(a)
15,000 15,495
Teekay Offshore Partners LP/ Teekay Offshore
Finance Corp., 8.50%, 7/15/2023
(a)
20,000 18,508
Terex Corp., 5.00%, 5/15/2029
(a)
40,000 41,577
Tervita Corp., 11.00%, 12/01/2025
(a)
27,000 30,977
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 20,663
Tk Elevator US Newco , Inc., 5.25%, 7/15/2027
(a)
50,000 52,819
Topbuild Corp., 3.63%, 3/15/2029
(a)
30,000 30,010
TransDigm , Inc.
8.00%, 12/15/2025
(a)
55,000 59,143
6.25%, 3/15/2026
(a)
95,000 99,740
6.38%, 6/15/2026 25,000 25,854
7.50%, 3/15/2027 30,000 31,786
5.50%, 11/15/2027 35,000 36,140
4.63%, 1/15/2029
(a)
30,000 29,978
4.88%, 5/01/2029
(a)
45,000 45,249
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 5,267
6.63%, 11/01/2025
(a)
25,000 25,589
Trinity Industries, Inc., 4.55%, 10/01/2024 15,000 15,938
Triumph Group, Inc.
6.25%, 9/15/2024
(a)
20,000 20,212
7.75%, 8/15/2025
(b)
18,000 18,226
Trivium Packaging Finance BV, 5.50%,
8/15/2026
(a)
20,000 20,950
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
20,000 20,650
US Concrete, Inc., 5.13%, 3/01/2029
(a)
5,000 5,477
Vertical Holdco GMBH, 7.63%, 7/15/2028
(a)
10,000 10,854
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
12,000 12,222
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
10,000 10,698
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
20,000 20,699
Werner FinCo LP / Werner FinCo , Inc., 8.75%,
7/15/2025
(a)
5,000 5,211
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
40,000 43,096
7.25%, 6/15/2028
(a)
35,000 38,993
XPO CNW, Inc., 6.70%, 5/01/2034 10,000 12,061
XPO Logistics, Inc.
6.75%, 8/15/2024
(a)
43,000 44,602
6.25%, 5/01/2025
(a)
10,000 10,617
4,047,338
Technology – 4.1%
ams AG, 7.00%, 7/31/2025
(a)
10,000 10,719
Ascend Learning LLC
6.88%, 8/01/2025
(a)
10,000 10,198
6.88%, 8/01/2025
(a)
10,000 10,193
Banff Merger Sub, Inc., 9.75%, 9/01/2026
(a)
70,000 73,634
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
30,000 30,089
Blackboard, Inc., 10.38%, 11/15/2024
(a)
18,000 19,004
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 20,407
4.00%, 7/01/2029
(a)
25,000 25,770
Boxer Parent Co., Inc., 7.13%, 10/02/2025
(a)
20,000 21,332
BY Crown Parent LLC / By Bond Finance, Inc.,
4.25%, 1/31/2026
(a)
38,000 40,047
Camelot Finance SA, 4.50%, 11/01/2026
(a)
15,000 15,636
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Technology – 4.1% (continued)
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 10,455
CDK Global, Inc.
5.00%, 10/15/2024 25,000 27,549
5.25%, 5/15/2029
(a)
15,000 16,339
CDW LLC / CDW Finance Corp.
5.50%, 12/01/2024 17,000 18,754
4.25%, 4/01/2028 35,000 36,418
3.25%, 2/15/2029 40,000 40,285
Dell, Inc.
6.50%, 4/15/2038 7,000 9,252
5.40%, 9/10/2040 14,000 16,647
Diebold Nixdorf, Inc.
8.50%, 4/15/2024 10,000 10,204
9.38%, 7/15/2025
(a)
10,000 10,986
Donnelley Financial Solutions, Inc., 8.25%,
10/15/2024 13,000 13,465
Dun & Bradstreet Corp. (The)
6.88%, 8/15/2026
(a)
12,000 12,718
10.25%, 2/15/2027
(a)
10,000 10,947
EMC Corp., 3.38%, 6/01/2023 27,000 27,964
Entegris , Inc., 4.38%, 4/15/2028
(a)
10,000 10,509
Exela Intermediate LLC / Exela Finance, Inc.,
10.00%, 7/15/2023
(a)
25,000 17,494
Granite Merger Sub 2, Inc., 11.00%,
7/15/2027
(a)
10,000 11,361
j2 Global, Inc., 4.63%, 10/15/2030
(a)
25,000 26,579
KBR, Inc., 4.75%, 9/30/2028
(a)
30,000 30,460
Microchip Technology, Inc., 4.25%, 9/01/2025 50,000 52,563
MSCI, Inc.
5.38%, 5/15/2027
(a)
15,000 15,929
4.00%, 11/15/2029
(a)
25,000 26,641
3.63%, 9/01/2030
(a)
12,000 12,624
3.88%, 2/15/2031
(a)
40,000 42,465
NCR Corp.
8.13%, 4/15/2025
(a)
25,000 27,165
5.00%, 10/01/2028
(a)
20,000 20,615
6.13%, 9/01/2029
(a)
11,000 11,998
5.25%, 10/01/2030
(a)
25,000 26,239
Nuance Communications, Inc., 5.63%,
12/15/2026 30,000 31,292
Open Text Corp.
5.88%, 6/01/2026
(a)
45,000 46,461
3.88%, 2/15/2028
(a)
40,000 41,310
Open Text Holdings, Inc., 4.13%, 2/15/2030
(a)
65,000 67,284
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
15,000 15,485
8.25%, 2/01/2028
(a)
15,000 16,299
PTC, Inc.
3.63%, 2/15/2025
(a)
30,000 30,832
4.00%, 2/15/2028
(a)
7,000 7,237
Qorvo , Inc., 4.38%, 10/15/2029 35,000 38,115
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 14,460
5.38%, 12/01/2028
(a)(b)
15,000 15,298
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
20,000 19,895

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Technology – 4.1% (continued)
Seagate HDD Cayman
4.75%, 6/01/2023 20,000 21,260
4.88%, 3/01/2024 50,000 54,332
4.75%, 1/01/2025 20,000 22,134
4.88%, 6/01/2027 20,000 22,386
4.09%, 6/01/2029
(a)
20,000 21,006
3.13%, 7/15/2029
(a)
15,000 14,703
4.13%, 1/15/2031
(a)(b)
74,000 77,496
5.75%, 12/01/2034 20,000 23,591
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
85,000 89,906
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 21,764
Veritas US, Inc. / Veritas Bermuda Ltd.
10.50%, 2/01/2024
(a)
40,000 40,808
7.50%, 9/01/2025
(a)
40,000 41,502
Western Digital Corp., 4.75%, 2/15/2026 75,000 83,290
Xerox Corp.
4.38%, 3/15/2023 21,000 21,946
3.80%, 5/15/2024
(b)
8,000 8,356
4.80%, 3/01/2035 8,000 8,149
6.75%, 12/15/2039 26,000 29,506
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 21,292
5.50%, 8/15/2028
(a)
40,000 42,175
1,881,224
Utilities – 2.8%
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 7,000 7,652
5.50%, 5/20/2025 20,000 22,049
Calpine Corp.
5.25%, 6/01/2026
(a)
39,000 40,158
4.50%, 2/15/2028
(a)
36,000 37,098
5.13%, 3/15/2028
(a)
50,000 50,694
4.63%, 2/01/2029
(a)
30,000 29,788
5.00%, 2/01/2031
(a)
45,000 45,450
3.75%, 3/01/2031
(a)
30,000 28,878
Clearway Energy Operating LLC, 4.75%,
3/15/2028
(a)
40,000 42,389
DPL, Inc.
4.13%, 7/01/2025 10,000 10,736
4.35%, 4/15/2029 27,000 29,511
FirstEnergy Corp.
Series A, 3.35%, 7/15/2022 20,000 20,251
Series B, 4.75%, 3/15/2023 30,000 31,578
2.05%, 3/01/2025 25,000 25,365
Series A, 1.60%, 1/15/2026 10,000 9,957
Series B, 4.40%, 7/15/2027 53,000 59,148
2.65%, 3/01/2030 25,000 25,446
Series B, 2.25%, 9/01/2030 15,000 14,797
Series C, 7.38%, 11/15/2031 45,000 63,083
Series C, 5.35%, 7/15/2047 35,000 44,090
Series C, 3.40%, 3/01/2050 35,000 35,330
FirstEnergy Transmission LLC
4.35%, 1/15/2025
(a)
30,000 33,273
5.45%, 7/15/2044
(a)
25,000 32,408
4.55%, 4/01/2049
(a)
15,000 18,012
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.0% (continued)
Utilities – 2.8% (continued)
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
30,000 31,699
3.88%, 10/15/2026
(a)
12,000 12,748
4.50%, 9/15/2027
(a)
10,000 10,766
NRG Energy, Inc.
7.25%, 5/15/2026 29,000 30,157
6.63%, 1/15/2027 35,000 36,237
5.75%, 1/15/2028 50,000 53,124
5.25%, 6/15/2029
(a)
30,000 32,184
3.63%, 2/15/2031
(a)
20,000 20,176
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 15,496
PG&E Corp., 5.25%, 7/01/2030
(b)
30,000 29,260
Pike Corp., 5.50%, 9/01/2028
(a)
15,000 15,366
Rockpoint Gas Storage Canada Ltd., 7.00%,
3/31/2023
(a)
10,000 10,213
Talen Energy Supply LLC
7.25%, 5/15/2027
(a)
20,000 18,242
6.63%, 1/15/2028
(a)(b)
15,000 13,394
7.63%, 6/01/2028
(a)
15,000 13,685
Terraform Global Operating LLC, 6.13%,
3/01/2026
(a)
20,000 20,588
TransAlta Corp.
4.50%, 11/15/2022 10,000 10,304
6.50%, 3/15/2040 5,000 5,758
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 28,848
5.63%, 2/15/2027
(a)
36,000 37,378
5.00%, 7/31/2027
(a)
20,000 20,666
4.38%, 5/01/2029
(a)
65,000 66,676
1,290,106
Total Corporate Bonds (cost $42,507,313) 44,520,122
Shares
Investment Companies – 1.7%
Registered Investment Companies – 1.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(g)(h)
(cost $789,033) 789,033 789,033
Investment of Cash Collateral for Securities Loaned – 2.7%
Registered Investment Companies – 2.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.01%
(g)(h)
(cost $1,207,672) 1,207,672 1,207,672
Total Investments (cost $44,504,018) 102.4% 46,516,827
Liabilities, Less Cash and Receivables (2.4)% (1,073,045)
Net Assets 100.0% 45,443,782
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Statements of Investments
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, these securities were valued at $28,186,727 or 62.03% of net assets.
(b)
Security, or portion thereof, on loan. At July 31, 2021, the value of the fund’s securities on loan was $2,426,066 and the value of the collateral was $2,490,402, consisting of cash collateral of
$1,207,672 and U.S. Government & Agency securities valued at $1,282,730.
(c)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at July 31, 2021 was $1,424, which represented 0.00%
of the Fund’s Net Assets.
(d)
All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(e)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(f)
Perpetual bond with no specified maturity date.
(g)
The rate shown is the 1-day yield as of July 31, 2021.
(h)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 6/20/2026 2,250,000 219,749 214,656 5,093
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited)
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by
nongovernmental entities. Rules and interpretive releases of the
Securities and Exchange Commission (“SEC”) under authority
of federal laws are also sources of authoritative GAAP for SEC registrants. Each fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946
Financial Services-Investment Companies. Each fund’s financial statements are prepared in accordance with GAAP, which may
require the use of management estimates and assumptions.
Actual results could differ from those estimates.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of a Service are valued at the quoted bid prices (as obtained by a Service from dealers in such securities).
Securities are valued as determined by a Service, based on
methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within
Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swaps are valued by a Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
The table below summarizes the inputs used as of July 31, 2021 in valuing each fund’s investments:
Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 348,779,719 — — — — — 348,779,719
Investment Companies 107,176 — — — — — 107,176
Other Financial Instruments:
Futures
††
9,348 — — — — — 9,348
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 107,596,600 — — — — — 107,596,600
Investment Companies 244,450 — — — — — 244,450
Investment of Cash Collateral for
Securities Loaned 773,934 — — — — — 773,934
Other Financial Instruments:
Futures
††
1,948 — — — — — 1,948
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 118,260,597 — — — — — 118,260,597
Investment Companies 96,687 — — — — — 96,687
Investment of Cash Collateral for
Securities Loaned 2,765,741 — — — — — 2,765,741
Other Financial Instruments:
Futures
††
— (1,372) — — — — (1,372)
BNY Mellon International Equity ETF
Common Stocks 65,599,834 — — — — — 65,599,834
Preferred Stocks 388,587 — — — — — 388,587
Investment Companies 8,047 — — — — — 8,047
Investment of Cash Collateral for
Securities Loaned 683,191 — — — — — 683,191
Other Financial Instruments:
Futures
††
— (907) — — — — (907)
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 37,681,362 — 54,703 — — — 37,736,065
Corporate Bonds — — 264 — — — 264
Preferred Stocks 1,000,512 — — — — — 1,000,512
Investment Companies 64,288 — — — — — 64,288
Other Financial Instruments:
Futures
††
— (7,421) — — — — (7,421)
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 200,157 — — — 200,157
Commercial Mortgage-Backed
Securities — — 1,481,539 — — — 1,481,539
Corporate Bonds — — 34,915,011 — — — 34,915,011
Foreign Governmental — — 2,840,799 — — — 2,840,799
Municipal Securities — — 258,808 — — — 258,808
Supranational Bank — — 1,953,653 — — — 1,953,653
U.S. Government Agencies — — 39,427,489 — — — 39,427,489
U.S. Treasury Government
Securities — — 51,066,458 — — — 51,066,458
Investment Companies 14,397,822 — — — — — 14,397,822
Investment of Cash Collateral for
Securities Loaned 706,963 — — — — — 706,963
TBA Sale Commitments — — — (370,575) — — (370,575)

Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY
Mellon ETF Investment Adviser, LLC, or U.S. Government and
Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The
Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended July 31, 2021, BNY
Mellon Core Bond ETF transacted in TBA securities that
involved buying or selling mortgage-backed securities on a
forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected  as Receivable for TBA sale commitments (included in receivable securities sold) and TBA sale commitments, at
value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended July 31, 2021
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets ETF invest in futures in order
to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses
.
When the contracts are closed, the fund recognizes a realized gain or loss
.
There is minimal counterparty credit risk to the fund
with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at July 31,
2021, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the OTC market or centrally cleared. The fund
enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 38,138,529 — — — 38,138,529
Investment Companies 256,390 — — — — — 256,390
Investment of Cash Collateral for
Securities Loaned 160,750 — — — — — 160,750
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 44,520,122 — — — 44,520,122
Investment Companies 789,033 — — — — — 789,033
Investment of Cash Collateral for
Securities Loaned 1,207,672 — — — — — 1,207,672
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — 5,093 — — — 5,093
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end.

NOTES TO STATEMENTS OF INVESTMENTS
(Unaudited) (continued)
duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation
(depreciation) on swap agreements. Once the interim payments are settled in cash, the net amount is recorded as a realized gain
(loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements. Upfront payments made
and/or received by the fund, are recorded as an asset and/or liability and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded
and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin. Payments received from (paid to) the counterparty,
including upon termination, are recorded as realized gain (loss).
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation. Notional amounts of all credit default swap
agreements are disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks
might affect companies world-wide. Recent examples include
pandemic risks related to COVID-19 and aggressive measures
taken world-wide in response by governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing
staff. To the extent the funds may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies,
industries or sectors.
Additional investment related disclosures are hereby
incorporated by reference to the annual and semi-annual
reports previously filed with the SEC on Form N-CSR.
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments inclusive of derivative contracts for each fund at July 31, 2021.
At July 31, 2021, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statements of Investments).

Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 50,046,160 $ (771,205) $ 49,274,955
BNY Mellon US Mid Cap Core Equity ETF 22,825,999 (976,713) 21,849,286
BNY Mellon US Small Cap Core Equity ETF 16,976,396 (3,487,094) 13,489,302
BNY Mellon International Equity ETF 13,320,236 (310,475) 13,009,761
BNY Mellon Emerging Markets Equity ETF 10,145,700 (1,565,014) 8,580,686
BNY Mellon Core Bond ETF 1,416,561 (482,959) 933,602
BNY Mellon Short Duration Corporate Bond ETF 522,889 (18,732) 504,157
BNY Mellon High Yield Beta ETF 2,148,619 (130,717) 2,017,902